UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-09491
Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

Item 1. Reports to Stockholders.

AZLSM AIM
Basic Value Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL AIM Basic Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL AIM Basic Value Fund	$1,000.00	$1,076.10	$5.66	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL AIM Basic Value Fund	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL AIM Basic Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Banking/Financial Services	15.8%
Building Products	3.3
Computers	6.3
Electronics	5.1
Health Care	9.8
Insurance	3.0
Manufacturing	12.5
Oil/Gas	8.4
Pharmaceuticals	4.7
Retail/Wholesale	9.5
Services	16.3
Telecommunication Services	1.9
Travel/Entertainment	2.1
Short-Term Investments	13.1

111.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.7%):
Banking/Financial Services (15.8%):
86,764	Bank of New York Co., Inc.	$3,595,500
133,600	Citigroup, Inc.	6,852,343
95,837	Fannie Mae	6,261,031
75,240	H&R Block, Inc.ˆ	1,758,359
90,088	JPMorgan Chase & Co.	4,364,764
30,098	Merrill Lynch & Co., Inc.	2,515,591
43,545	Morgan Stanley	3,652,555

		29,000,143

Building Products (3.3%):
161,373	Cemex SA de CV, ADRˆ	5,954,669

Computers (6.3%):
256,481	Dell, Inc.*	7,322,533
142,969	Microsoft Corp.	4,213,296

		11,535,829

Electronics (5.1%):
220,093	CA, Inc.	5,685,003
65,393	KLA-Tencor Corp.ˆ	3,593,345

		9,278,348

Health Care (9.8%):
94,822	Cardinal Health, Inc.	6,698,226
48,268	Sanofi-Aventis	3,898,328
142,214	UnitedHealth Group, Inc.	7,272,824

		17,869,378

Insurance (3.0%):
43,945	ACE, Ltd.	2,747,441
25,495	American International Group, Inc.	1,785,415
30,600	Marsh & McLennan Co., Inc.	944,928

		5,477,784

Manufacturing (12.5%):
67,650	American Standard Cos., Inc.	3,989,997
119,844	General Electric Co.	4,587,628
70,709	Illinois Tool Works, Inc.	3,831,721
213,753	Tyco International, Ltd.ˆ	7,222,714
106,707	Unilever NV	3,316,882

		22,948,942

Oil/Gas (8.4%):
146,150	Halliburton Co.	5,042,175
55,005	Transocean, Inc.*	5,829,430
81,379	Weatherford International, Ltd.*	4,495,376

		15,366,981

Common Stocks, continued
Pharmaceuticals (4.7%):
149,370	Pfizer, Inc.	3,819,391
82,437	Wyeth	4,726,937

		8,546,328

Retail/Wholesale (9.5%):
202,931	Gap, Inc.	3,875,982
90,441	Home Depot, Inc.	3,558,853
49,884	Molson Coors Brewing Co., Class B	4,612,275
82,832	Target Corp.ˆ	5,268,115

		17,315,225

Services (16.3%):
84,244	Apollo Group, Inc., Class A*	4,922,377
113,173	First Data Corp.	3,697,362
470,343	Interpublic Group of Cos., Inc.*ˆ	5,361,911
96,258	Omnicom Group, Inc.	5,093,973
47,466	Waste Management, Inc.	1,853,547
77,680	Waters Corp.*	4,611,085
212,990	Western Union Co.ˆ	4,436,582

		29,976,837

Telecommunication Services (1.9%):
169,364	Sprint Nextel Corp.	3,507,528

Travel/Entertainment (2.1%):
114,914	Walt Disney Co.	3,923,164

Total Common Stocks (Cost $134,435,777)		180,701,156

Collateral for Securities on Loan (11.6%):
21,270,545	Northern Trust Liquid Institutional Asset Portfolio	21,270,545

Total Collateral for Securities on Loan (Cost $21,270,545)		21,270,545

Deposit Account (1.5%):
2,694,764	NTRS London Deposit Account	2,694,764

Total Deposit Account (Cost $2,694,764)		2,694,764

Total Investment Securities (Cost $158,401,086)(a)—111.8%		204,666,465
Net Other Assets (Liabilities)—(11.8)%		(21,672,420)

Net Assets—100.0%		$182,994,045

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

(a)	Cost for federal income tax purposes is $159,084,531. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$47,503,037
Unrealized depreciation	(1,921,103)

Net unrealized appreciation	$45,581,934

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	82.3%
Bermuda	5.8%
Cayman Islands	4.7%
Mexico	3.3%
France	2.1%
Netherlands	1.8%

100.0%

See notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL AIM
Basic Value
Fund

Assets
Investment securities, at cost	$158,401,086

Investment securities, at value*	$204,666,465
Foreign currency, at value (cost $75,940)	76,762
Interest and dividends receivable	119,316
Receivable for investments sold	2,402,276
Prepaid expenses	1,975

Total Assets	207,266,794

Liabilities
Payable for investments purchased	2,398,162
Payable for capital shares redeemed	426,682
Payable for return of collateral received	21,270,545
Manager fees payable	113,489
Administration fees payable	6,522
Distribution fees payable	38,131
Administrative and compliance services fees payable	1,642
Other accrued liabilities	17,576

Total Liabilities	24,272,749

Net Assets	$182,994,045

Net Assets Consist of:
Capital	$120,061,163
Accumulated net investment income/(loss)	983,739
Net realized gains/(losses) on investment transactions	15,680,889
Net unrealized appreciation/(depreciation) on investments	46,268,254

Net Assets	$182,994,045

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,479,971
Net Asset Value (offering and redemption price per share)	$13.58

*	Includes securities on loan of $20,688,891.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL AIM
Basic Value
Fund

Investment Income:
Interest	$69,381
Dividends	1,375,678
Income from securities lending	5,479
Foreign withholding tax	(52,815)

Total Investment Income	1,397,723

Expenses:
Manager fees	683,979
Administration fees	41,362
Distribution fees	227,993
Audit fees	1,646
Administrative and compliance services fees	3,333
Custodian fees	9,008
Legal fees	13,842
Trustees’ fees	5,371
Other expenses	19,223

Total expenses before reductions	1,005,757
Less expenses waived/reimbursed by the Manager	(904)
Less expenses paid indirectly	(5,090)

Net Expenses	999,763

Net Investment Income/(Loss)	397,960

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	10,255,870
Change in unrealized appreciation/(depreciation) on investments	2,603,101

Net Realized and Unrealized Gains/(Losses) on Investments	12,858,971

Change in Net Assets Resulting from Operations	$13,256,931

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL AIM
	Basic Value Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$397,960	$583,138
Net realized gains/(losses) on investment transactions	10,255,870	5,659,004
Change in unrealized appreciation/(depreciation) on investments	2,603,101	14,899,912

Change in net assets resulting from operations	13,256,931	21,142,054

Dividends to Shareholders:
From net investment income	—	(190,049)
From net realized gains on investments	—	(5,332,603)

Change in net assets resulting from dividends to shareholders	—	(5,522,652)

Capital Transactions:
Proceeds from shares issued	3,137,889	9,026,212
Proceeds from dividends reinvested	—	5,522,652
Value of shares redeemed	(18,577,749)	(24,699,128)

Change in net assets resulting from capital transactions	(15,439,860)	(10,150,264)

Change in net assets	(2,182,929)	5,469,138
Net Assets:
Beginning of period	185,176,974	179,707,836

End of period	$182,994,045	$185,176,974

Accumulated net investment income/(loss)	$983,739	$585,779

Share Transactions:
Shares issued	241,285	753,065
Dividends reinvested	—	475,271
Shares redeemed	(1,435,186)	(2,104,013)

Change in shares	(1,193,901)	(875,677)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended					May 1, 2002 to
	June 30,	For the Year Ended December 31,				December 31,
	2007	2006	2005	2004	2003	2002(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.62	$11.56	$11.25	$10.15	$7.63	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	0.04	0.01	— *	(0.01)	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.93	1.40	0.58	1.10	2.53	(2.37)

Total from Investment Activities	0.96	1.44	0.59	1.10	2.52	(2.36)

Dividends to Shareholders From:
Net Investment Income	—	(0.01)	—	—	—	(0.01)
Net Realized Gains	—	(0.37)	(0.28)	—	—	—

Total Dividends	—	(0.38)	(0.28)	—	—	(0.01)

Net Asset Value, End of Period	$13.58	$12.62	$11.56	$11.25	$10.15	$7.63

Total Return**(b)	7.61%	12.80%	5.29%	10.84%	33.03%	(23.64)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$182,994	$185,177	$179,708	$170,491	$91,232	$20,776
Net Investment Income/(Loss)(c)	0.44%	0.33%	0.12%	0.00%	(0.10)%	0.22%
Expenses Before Reductions***(c)	1.10%	1.17%	1.20%	1.20%	1.28%	2.19%
Expenses Net of Reductions(c)	1.10%	1.17%	1.20%	1.17%	1.10%	1.10%
Expenses Net of Reductions(c)(d)	1.10%	1.17%	1.20%	N/A	N/A	N/A
Portfolio Turnover Rate(b)	13.77%	16.57%	18.38%	15.47%	17.11%	13.05%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL AIM Basic Value Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL AIM Basic Value Fund	$21,270,545	$20,688,891

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, AIM Capital Management, Inc. (“AIM”) and the Trust, AIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL AIM Basic Value Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $4,011 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $6,211 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL AIM Basic Value Fund	$24,652,247	$38,655,544

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL AIM Basic Value Fund	$249,981	$5,272,671	$5,522,652

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL AIM Basic Value Fund	$585,779	$6,045,662	$6,631,441	$43,044,510	$49,675,951

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

6. Subsequent Event

At a Board meeting on June 13, 2007, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Van Kampen Comstock Fund will acquire the assets and liabilities of the AZL AIM Basic Value Fund. The reorganization is scheduled to be completed in the third quarter of 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM Basic Value Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM AIM
International Equity Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL AIM International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL AIM International Equity Fund	$1,000.00	$1,125.60	$7.27	1.38%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL AIM International Equity Fund	$1,000.00	$1,017.95	$6.90	1.38%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL AIM International Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Automobiles	3.7%
Banking/Financial Services	16.9
Beverages	3.4
Chemicals	3.1
Computers	2.8
Construction	2.5
Electronics	6.0
Food	1.2
Health Care	1.6
Insurance	3.7
Manufacturing	14.2
Media	0.8
Metals/Mining	1.3
Oil/Gas	6.5
Pharmaceuticals	5.8
Retail/Wholesale	5.9
Services	9.3
Telecommunications	1.7
Tobacco	2.2
Transportation	1.5
Short-Term Investments	18.6

112.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.1%):
Automobiles (3.7%):
51,900	Denso Corp.	$2,030,584
3,334	Porsche AG	5,953,528
78,300	Toyota Motor Corp.	4,938,590

		12,922,702

Banking/Financial Services (16.9%):
491,337	Akbank T.A.S.	2,721,057
224,286	Anglo Irish Bank Corp. plc	4,592,538
107,751	Babcock & Brown, Ltd.ˆ	2,919,175
148,683	Banco Santander Central Hispano SA	2,738,496
44,896	BNP Paribas, Inc.	5,347,666
86,587	Commerzbank AG	4,102,716
61,325	Credit Suisse Group	4,349,745
14,587	Deutsche Boerse AG	1,632,685
38,300	Hana Financial Group, Inc.	1,863,469
46,184	Housing Development Finance Corp., Ltd.	2,307,345
21,147	KBC Bankverzekeringsholding	2,845,579
416	Mizuho Financial Group, Inc.	2,885,366
12,260	ORIX Corp.	3,241,355
50,684	OTP Bank Nyrt.	2,928,453
20,911	Societe Generaleˆ	3,878,262
190,805	Standard Bank Group, Ltd.	2,649,232
86,525	UBS AG, Registered Shares	5,172,943
168,000	United Overseas Bank, Ltd.	2,412,601

		58,588,683

Beverages (3.4%):
38,316	Companhia de Bebidas das Americas, ADRˆ	2,682,120
71,705	Heineken Holding NV	3,710,336
65,748	InBev NV	5,225,170

		11,617,626

Chemicals (3.1%):
91,215	Henkel KGaAˆ	4,798,501
30,545	Syngenta AG	5,956,093

		10,754,594

Computers (2.8%):
62,900	Hitachi High-Technologies Corp.	1,634,204
470,764	Hon Hai Precision Industry Co., Ltd.	4,066,436
80,139	Infosys Technologies, Ltd., ADRˆ	4,037,403

		9,738,043

Construction (2.5%):
21,820	Desarrolladora Homex, SA de C.V., ADR*ˆ	1,322,074
335,100	Urbi, Desarrolloas Urbanos, SA de C.V.*	1,543,203
74,955	Vinci SAˆ	5,593,317

		8,458,594

Common Stocks, continued
Electronics (6.0%):
58,850	Canon, Inc.	3,454,209
53,000	FANUC, Ltd.	5,473,395
44,300	Ibiden Co., Ltd.	2,854,093
11,670	Keyence Corp.	2,553,314
307,500	MediaTek, Inc.	4,789,245
151,257	Taiwan Semiconductor Manufacturing Co., Ltd., ADRˆ	1,683,485

		20,807,741

Food (1.2%):
10,802	Nestle SA, Registered Shares	4,099,215

Health Care (1.6%):
31,184	Roche Holding AG	5,529,859

Insurance (3.7%):
210,797	Aviva plc	3,133,113
96,547	Axa	4,141,508
59,754	Manulife Financial Corp.ˆ	2,235,305
479,500	Ping An Insurance (Group) Co. of China, Ltd.ˆ	3,389,346

		12,899,272

Manufacturing (14.2%):
189,783	Aristocrat Leisure, Ltd.ˆ	2,306,198
167,930	Assa Abloy AB, Class B	3,694,294
163,400	Atlas Copco AB, Class A	2,734,130
82,725	Bharat Heavy Electricals, Ltd.	3,129,826
20,779	Continental AG	2,916,271
79,139	CRH plc	3,904,226
7,439	Hyundai Heavy Industries Co., Ltd.	2,776,493
138,900	Komatsu, Ltd.	4,034,358
30,934	MAN AG	4,403,888
11,851	Puma AGˆ	5,284,795
70,005	Reckitt Benckiser plc	3,834,171
17,521	Schneider Electric SA	2,458,758
35,070	Siemens AG	5,020,177
88,200	Suzuki Motor Corp.	2,505,588

		49,003,173

Media (0.8%):
242,387	Informa Group Co., plc	2,693,254

Metals/Mining (1.3%):
150,394	BHP Billiton plcˆ	4,487,389

Oil/Gas (6.5%):
40,001	Canadian Natural Resources, Ltd.	2,658,470
124,608	Eni Spa	4,517,203
18,045	Lukoil, ADRˆ	1,362,607
129,210	Petoleum Geo-Servicesˆ	3,200,212
16,418	Petroleo Brasileiro SA, ADRˆ	1,751,472

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil/Gas, continued
42,356	Suncor Energy, Inc.	$3,816,415
61,577	Total SA	5,000,078

		22,306,457

Pharmaceuticals (5.8%):
60,262	Bayer AG	4,527,786
21,209	Merck KGaA	2,901,540
33,052	Novo Nordisk A/S, Series B	3,598,856
157,538	Shire plc	3,913,344
124,079	Teva Pharmaceutical Industries, Ltd., ADRˆ	5,118,258

		20,059,784

Retail/Wholesale (5.9%):
86,000	AEON Co., Ltd.	1,598,511
73,543	Compagnie Financiere Richemont AG	4,393,512
265,000	Esprit Holdings, Ltd.	3,374,002
59,352	Industria de Diseno Textil SAˆ	3,490,920
732,000	Li & Fung, Ltd.	2,636,100
365,500	Tesco plc	3,060,196
487,900	Wal-Mart de Mexico SA de CV, Series V	1,851,699

		20,404,940

Services (9.3%):
38,140	Adecco SA	2,953,674
237,595	Brambles, Ltd.*	2,447,088
49,717	Cap Gemini SA	3,630,607
182,096	Capita Group plc	2,646,951
119,554	Enterprise Inns plc	1,650,167
61,168	Grupo Televisa SA, ADR	1,688,848
232,000	Hutchison Whampoa, Ltd.	2,304,339
453,013	International Power plc	3,897,527
378,000	Keppel Corp., Ltd.	3,083,223
Common Stocks, continued
Services, continued
71,126	OPAP SA	2,514,358
353,600	WPP Group plc	5,289,822

		32,106,604

Telecommunications (1.7%):
60,575	America Movil SA de CV, Series L, ADR	3,751,410
1,839,500	PT Telekomunikasi Indonesia	1,989,988

		5,741,398

Tobacco (2.2%):
103,222	Imperial Tobacco Group plc	4,774,134
141,119	Swedish Match AB	2,719,724

		7,493,858

Transportation (1.5%):
180,600	All America Latina Logistica	2,459,832
50,689	Canadian National Railway Co.	2,579,665

		5,039,497

Total Common Stocks (Cost $233,604,164)		324,752,683

Deposit Account (6.1%):
21,164,065	NTRS London Deposit Account	21,164,065

Total Deposit Account (Cost $21,164,065)		21,164,065

Collateral for Securities on Loan (12.5%):
42,952,229	Northern Trust Liquid Institutional Asset Portfolio	42,952,229

Total Collateral for Securities on Loan (Cost $42,952,229)		42,952,229

Total Investment Securities (Cost $297,720,458)(a)—112.7%		388,868,977
Net Other Assets (Liabilities)—(12.7)%		(43,953,235)

Net Assets—100.0%		$344,915,742

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $299,088,931. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$91,899,099
Unrealized depreciation	(2,119,053)

Net unrealized appreciation	$89,780,046

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

As of June 30, 2007 the fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long	Date	Amount	Value	Depreciation
Delivered US Dollars in exchange for 60,565 British Pounds	7/2/07	$121,288	$121,610	$322

The following represents the concentrations by country of risk based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
Germany	12.0%
Japan	10.8%
United Kingdom	10.0%
Switzerland	9.4%
France	8.7%
United States	6.1%
Australia	3.5%
Canada	3.3%
Taiwan	3.1%
Mexico	2.9%
India	2.7%
Sweden	2.6%
Ireland	2.5%
Hong Kong	2.4%
Belgium	2.3%
Brazil	2.0%
Spain	1.8%
Singapore	1.6%
Israel	1.5%
Korea	1.3%
Italy	1.3%
Netherlands	1.1%
Denmark	1.0%
China	1.0%
Norway	0.9%
Hungary	0.9%
Turkey	0.8%
South Africa	0.8%
Greece	0.7%
Indonesia	0.6%
Russian Federation	0.4%

100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL AIM
International
Equity Fund

Assets
Investment securities, at cost	$297,720,458

Investment securities, at value*	$388,868,977
Foreign currency, at value (cost $1,636,879)	1,654,019
Interest and dividends receivable	432,104
Receivable for capital shares issued	491,693
Receivable for investments sold	136,853
Receivable for forward foreign currency contracts	322
Reclaim receivable	257,444
Prepaid expenses	2,240

Total Assets	391,843,652

Liabilities
Payable for investments purchased	193,469
Payable for capital shares redeemed	3,351,726
Payable for return of collateral received	42,952,229
Manager fees payable	251,303
Administration fees payable	11,940
Distribution fees payable	69,806
Administrative and compliance services fees payable	3,005
Other accrued liabilities	94,432

Total Liabilities	46,927,910

Net Assets	$344,915,742

Net Assets Consist of:
Capital	$222,823,867
Accumulated net investment income/(loss)	2,347,323
Net realized gains/(losses) on investment transactions	28,573,249
Net unrealized appreciation/(depreciation) on investments	91,171,303

Net Assets	$344,915,742

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,788,934
Net Asset Value (offering and redemption price per share)	$20.54

*	Includes securities on loan of $41,181,401.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL AIM
International
Equity Fund

Investment Income:
Interest	$345,126
Dividends	4,433,521
Income from securities lending	29,692
Foreign withholding tax	(447,267)

Total Investment Income	4,361,072

Expenses:
Manager fees	1,503,880
Administration fees	75,732
Distribution fees	417,744
Audit fees	10,731
Administrative and compliance services fees	6,100
Custodian fees	144,836
Legal fees	12,553
Trustees’ fees	8,992
Recoupment of prior expenses reimbursed by the Manager	86,330
Other expenses	40,418

Total Expenses	2,307,316

Net Investment Income/(Loss)	2,053,756

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	15,076,438
Net realized gains/(losses) on futures transactions	(82,408)
Change in unrealized appreciation/(depreciation) on investments	23,869,117

Net Realized and Unrealized Gains/(Losses) on Investments	38,863,147

Change in Net Assets Resulting from Operations	$40,916,903

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL AIM
	International Equity Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,053,756	$1,016,156
Net realized gains/(losses) on investment transactions	14,994,030	13,881,244
Change in unrealized appreciation/(depreciation) on investments	23,869,117	41,271,644

Change in net assets resulting from operations	40,916,903	56,169,044

Dividends to Shareholders:
From net investment income	(415,669)	(499,149)
From net realized gains on investments	—	(2,662,492)

Change in net assets resulting from dividends to shareholders	(415,669)	(3,161,641)

Capital Transactions:
Proceeds from shares issued	66,054,651	162,264,538
Proceeds from dividends reinvested	415,669	3,161,641
Value of shares redeemed	(79,669,562)	(70,817,201)

Change in net assets resulting from capital transactions	(13,199,242)	94,608,978

Change in net assets	27,301,992	147,616,381
Net Assets:
Beginning of period	317,613,750	169,997,369

End of period	$344,915,742	$317,613,750

Accumulated net investment income/(loss)	$2,347,323	$709,236

Share Transactions:
Shares issued	3,425,570	9,978,745
Dividends reinvested	20,326	196,620
Shares redeemed	(4,042,365)	(4,457,171)

Change in shares	(596,469)	5,718,194

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended					May 1, 2002 to
	June 30,	For the Year Ended December 31,				December 31,
	2007	2006	2005	2004	2003	2002(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$18.27	$14.57	$12.64	$10.35	$8.16	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.12	0.05	0.02	0.03	0.01	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	2.17	3.86	2.04	2.26	2.20	(1.83)

Total from Investment Activities	2.29	3.91	2.06	2.29	2.21	(1.84)

Dividends to Shareholders From:
Net Investment Income	(0.02)	(0.03)	(0.03)	—	(0.02)	—
Net Realized Gains	—	(0.18)	(0.10)	—	—	—

Total Dividends	(0.02)	(0.21)	(0.13)	—	(0.02)	—

Net Asset Value, End of Period	$20.54	$18.27	$14.57	$12.64	$10.35	$8.16

Total Return*(b)	12.56%	27.04%	16.36%	22.13%	27.14%	(18.40)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$344,916	$317,614	$169,997	$57,135	$21,795	$8,298
Net Investment Income/(Loss)(c)	1.23%	0.44%	0.52%	0.38%	0.24%	(0.16)%
Expenses Before Reductions**(c)	1.38%	1.45%	1.50%	1.79%	2.15%	3.70%
Expenses Net of Reductions(c)	1.38%	1.45%	1.43%	1.40%	1.25%	1.25%
Expenses Net of Reductions(c)(d)	1.38%	1.45%	1.45%	N/A	N/A	N/A
Portfolio Turnover Rate(b)	21.18%	47.75%	34.54%	48.64%	83.36%	74.30%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL AIM International Equity Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL AIM International Equity Fund	$42,952,229	$41,181,401

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, AIM Capital Management, Inc. (“AIM”) and the Trust, AIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL AIM International Equity Fund	0.90%	1.45%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $6,096 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $4,847 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL AIM International Equity Fund	$67,388,225	$78,120,976

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL AIM International Equity Fund	$499,149	$2,662,492	$3,161,641

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL AIM International Equity Fund	$3,087,018	$12,308,186	$15,395,204	$66,195,437	$81,590,641

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Columbia Technology Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Columbia Technology Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Columbia Technology Fund	$1,000.00	$1,123.60	$6.37	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Columbia Technology Fund	$1,000.00	$1,018.79	$6.06	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

The AZL Columbia Technology Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*

Consumer Discretionary	5.3%
Healthcare	1.0
Industrials	0.3
Information Technology	81.5
Materials	0.8
Telecommunication Services	7.9
Short-Term Investments	27.7

124.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.8%):
Consumer Discretionary (5.3%):
4,580	Amazon.com, Inc.*	$313,318
10,550	Garmin, Ltd.ˆ	780,383
12,780	IAC/InterActiveCorp*	442,316
15,980	Knology, Inc.*ˆ	277,573
9,263	National CineMedia, Inc.*ˆ	259,457
4,370	Priceline.com, Inc.*ˆ	300,394
8,750	Sony Corp., ADR	449,487

		2,822,928

Health Care (1.0%):
2,660	Kyphon, Inc.*ˆ	128,079
4,090	Mindray Medical International, Ltd., ADR	124,868
3,010	Thermo Fisher Scientific, Inc.*	155,677
6,367	TomoTherapy, Inc.*	139,565

		548,189

Industrials (0.3%):
6,000	Energy Conversion Devices, Inc.*(a)	184,920

Information Technology (81.5%):
12,620	Accenture, Ltd., Class A	541,272
5,530	Activision, Inc.*	103,245
11,810	Adobe Systems, Inc.*	474,172
5,340	Agilent Technologies, Inc.*	205,270
7,900	Akamai Technologies, Inc.*	384,256
16,420	Alcatel-Lucent, ADRˆ	229,880
6,740	Amphenol Corp., Class A	240,281
4,740	Analog Devices, Inc.	178,414
9,200	ANSYS, Inc.*ˆ	243,800
7,870	Apple, Inc.*	960,454
23,270	ASML Holding NV, NY Registered Shares*ˆ	638,762
17,190	Atheros Communication, Inc.*ˆ	530,140
21,230	ATMI, Inc.*ˆ	636,900
32,010	AU Optronics Corp., ADRˆ	550,572
10,900	Autodesk, Inc.*	513,172
13,040	BMC Software, Inc.*	395,112
14,800	Broadcom Corp., Class A*	432,900
12,350	Business Objects SA, ADR*ˆ	479,674
20,870	CA, Inc.	539,072
11,167	Cadence Design Systems, Inc.*	245,227
7,890	CANON, Inc., ADRˆ	462,670
21,450	Check Point Software Technologies, Ltd.*	489,275
14,900	Cisco Systems, Inc.*	414,965
14,286	Citrix Systems, Inc.*	481,010
10,510	Cogent, Inc.*	154,392
10,160	Cognizant Technology Solutions Corp.-Class A*	762,914
4,040	Computer Sciences Corp.*	238,966
9,910	Comverse Technology, Inc.*ˆ	206,624
Common Stocks, continued
Information Technology, continued
11,620	Concur Technologies, Inc.*ˆ	265,517
20,040	Corning, Inc.*	512,022
7,530	DST Systems, Inc.*	596,451
14,400	eBay, Inc.*	463,392
52,580	EMC Corp.*	951,697
3,050	Equinix, Inc.*ˆ	278,984
13,740	Ericsson (LM), SP ADRˆ	548,089
6,650	FEI Co.*ˆ	215,859
8,600	Fiserv, Inc.*	488,480
8,930	FormFactor, Inc.*	342,019
1,683	Google, Inc., Class A*	880,849
10,670	Harris Corp.	582,049
11,470	Hewlett-Packard Co.	511,791
6,390	Hittite Microwave Corp.*ˆ	273,045
23,380	Infineon Technologies AG, ADR*ˆ	386,471
15,090	Intersil Corp.	474,731
11,560	Intuit, Inc.*	347,725
6,643	Knot, Inc. (The)*ˆ	134,122
13,560	Lam Research Corp.*	696,984
34,680	LG.Philips LCD Co., Ltd., ADR*ˆ	784,808
18,140	Magma Design Automation, Inc.*ˆ	254,686
16,630	Maxim Integrated Products, Inc.	555,608
19,600	McAfee, Inc.*	689,920
22,200	MEMC Electronic Materials, Inc.*	1,356,863
4,250	MICROS Systems, Inc.*ˆ	231,200
12,390	Microsoft Corp.	365,133
22,730	MIPS Technologies, Inc.*ˆ	199,797
45,975	MoSys, Inc.*ˆ	402,281
9,030	National Semiconductor Corp.	255,278
6,690	NCR Corp.*	351,493
20,800	Network Appliance, Inc.*	607,360
2,400	Nintendo Co., Ltd.	878,268
127,140	Nokia Corp., ADR	3,573,904
7,574	Nuance Communications, Inc.*ˆ	126,713
21,500	NVIDIA Corp.*	888,164
6,272	Omniture, Inc.*ˆ	143,754
18,130	ON Semiconductor Corp.*ˆ	194,354
26,660	Oracle Corp.*	525,469
14,110	PLX Technology, Inc.*ˆ	157,468
4,760	QUALCOMM, Inc.	206,536
9,740	Research In Motion, Ltd.*	1,947,902
20,100	RightNow Technologies, Inc.*ˆ	329,841
11,420	Riverbed Technology, Inc.*ˆ	500,424
12,110	Salesforce.com, Inc.*	519,035
17,070	SanDisk Corp.*	835,406
3,110	SAVVIS, Inc.*	153,976
7,780	Seagate Technologyˆ	169,371
49,670	Siliconware Precision Industries Co., Ltd. SP ADRˆ	546,370

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Information Technology, continued
21,600	Sirenza Microdevices, Inc.*ˆ	$256,392
5,192	Starent Networks Corp.*	76,322
23,460	Symantec Corp.*	473,892
3,813	Taleo Corp., Class A*ˆ	85,907
6,700	Techwell, Inc.*ˆ	87,770
8,120	Tessera Technologies, Inc.*ˆ	329,266
7,900	Texas Instruments, Inc.	297,277
6,900	THQ, Inc.*	210,588
16,920	Tyler Technologies, Inc.*ˆ	209,977
3,150	Varian Semiconductor Equipment Associates, Inc.*	126,189
29,090	Verigy, Ltd.*ˆ	832,265
13,870	VeriSign, Inc.*	440,095
20,928	Vocus, Inc.*ˆ	525,502
3,310	Wavecom SA, ADR*	116,678
11,900	Wind River Systems, Inc.*	130,900
16,390	Xilinx, Inc.	438,760
7,570	Yahoo! Inc.*	205,374

		43,278,204

Materials (0.8%):
1,890	Wacker Chemie AG	443,053

Telecommunication Services (7.9%):
20,606	American Tower Corp., Class A*	865,453
15,280	Cogent Communications Group, Inc.*ˆ	456,414
9,340	Crown Castle International Corp.*	338,762
20,902	Dobson Communications Corp., Class A*ˆ	232,221
Common Stocks, continued
Telecommunication Services, continued
3,450	Leap Wireless International, Inc.*	291,525
5,626	MetroPCS Communications, Inc.*	185,883
5,880	Millicom International Cellular SA*ˆ	538,843
7,010	NII Holdings, Inc.*	565,987
4,910	NTELOS Holdings Corp.	135,712
17,270	SBA Communications Corp., Class A*ˆ	580,099

		4,190,899

Total Common Stocks (Cost $42,998,000)		51,468,193

Collateral for Securities on Loan (25.5%):
13,593,821	Northern Trust Liquid Institutional Asset Portfolio	13,593,821

Total Collateral for Securities on Loan (Cost $13,593,821)		13,593,821

Deposit Account (2.2%):
1,159,110	NTRS London Deposit Account	1,159,110

Total Deposit Account (Cost $1,159,110)		1,159,110

Total Investment Securities (Cost $57,750,931)(b)—124.5%		66,221,124
Net Other Assets (Liabilities)—(24.5)%		(13,040,554)

Net Assets—100.0%		$53,180,570

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

ADR—American Depositary Receipt.

(a)	Rule 144A, Sector 4(2) or other security which is restricted to institutional investors. The Manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. At June 30, 2007, 0.3% of the Fund’s net assets were illiquid.

(b)	Cost for federal income tax purposes is $58,013,480. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$8,648,562
Unrealized depreciation	(440,918)

Net unrealized appreciation	$8,207,644

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	70.7%
Finland	6.8%
Canada	3.7%
Japan	3.4%
Taiwan	2.1%
Cayman Islands	1.8%
Singapore	1.6%
Germany	1.6%
Korea	1.5%
France	1.4%
Netherlands	1.2%
Sweden	1.0%
Bermuda	1.0%
Luxembourg	1.0%
Israel	1.0%
China	0.2%

100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Columbia
Technology
Fund

Assets
Investment securities, at cost	$57,750,931

Investment securities, at value*	$66,221,124
Foreign currency, at value ($7,962)	7,962
Interest and dividends receivable	6,542
Receivable for capital shares issued	924,059
Receivable for investments sold	1,744,902
Prepaid expenses	591

Total Assets	68,905,180

Liabilities
Payable for investments purchased	2,077,691
Payable for capital shares redeemed	95
Payable for return of collateral received	13,593,821
Manager fees payable	34,541
Administration fees payable	1,794
Distribution fees payable	10,486
Administrative and compliance services fees payable	451
Other accrued liabilities	5,731

Total Liabilities	15,724,610

Net Assets	$53,180,570

Net Assets Consist of:
Capital	$42,446,831
Accumulated net investment income/(loss)	(161,241)
Accumulated net realized gains/(losses) on investment transactions	2,424,787
Net unrealized appreciation/(depreciation) on investments	8,470,193

Net Assets	$53,180,570

Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,364,874
Net Asset Value (offering and redemption price per share)	$9.91

*	Includes securities on loan of $13,362,381.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Columbia
Technology
Fund

Investment Income:
Interest	$6,486
Dividends	114,407
Income from securities lending	23,460

Total Investment Income	144,353

Expenses:
Manager fees	207,475
Administration fees	11,422
Distribution fees	62,959
Audit fees	1,371
Administrative and compliance services fees	922
Custodian fees	10,440
Legal fees	2,220
Trustees’ fees	1,552
Other expenses	7,445

Total expenses before reductions	305,806
Less expenses paid indirectly	(1,019)

Total Expenses	304,787

Net Investment Income/(Loss)	(160,434)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	2,930,402
Change in unrealized appreciation/(depreciation) on investments	3,135,625

Net Realized and Unrealized Gains/(Losses) on Investments	6,066,027

Change in Net Assets Resulting from Operations	$5,905,593

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Columbia
	Technology Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(160,434)	$(485,520)
Net realized gains/(losses) on investment transactions	2,930,402	3,299,864
Change in unrealized appreciation/(depreciation) on investments	3,135,625	(2,044,383)

Change in net assets resulting from operations	5,905,593	769,961

Capital Transactions:
Proceeds from shares issued	4,673,190	16,408,897
Value of shares redeemed	(7,385,388)	(15,200,706)

Change in net assets resulting from capital transactions	(2,712,198)	1,208,191

Change in net assets	3,193,395	1,978,152
Net Assets:
Beginning of period	49,987,175	48,009,023

End of period	$53,180,570	$49,987,175

Accumulated net investment income/(loss)	$(161,241)	$(807)

Share Transactions:
Shares issued	494,177	1,860,693
Shares redeemed	(794,682)	(1,775,606)

Change in shares	(300,505)	85,087

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006		2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$8.82	$8.60		$8.54	$9.00	$6.34	$10.77

Investment Activities:
Net Investment Income/(Loss)	(0.03)	(0.09)		(0.08)	(0.06)	(0.05)	(0.06)
Net Realized and Unrealized Gains/(Losses) on Investments	1.12	0.31		0.14	(0.34)	2.71	(4.37)

Total from Investment Activities	1.09	0.22		0.06	(0.40)	2.66	(4.43)

Dividends to Shareholders From:
Net Realized Gains	—	—		—	(0.06)	—	—

Total Dividends	—	—		—	(0.06)	—	—

Net Asset Value, End of Period	$9.91	$8.82		$8.60	$8.54	$9.00	$6.34

Total Return*(a)	12.36%	2.56	%(b)	0.70%	(4.33)%	41.96%	(41.13)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$53,181	$49,987		$48,009	$48,199	$39,938	$9,231
Net Investment Income/(Loss)	(0.64)%	(0.95)%		(1.05)%	(0.85)%	(1.04)%	(1.12)%
Expenses Before Reductions**(c)	1.21%	1.33%		1.35%	1.31%	1.54%	2.61%
Expenses Net of Reductions(c)	1.21%	1.33%		1.35%	1.31%	1.25%	1.25%
Expenses Net of Reductions(c)(d)	1.21%	1.33%		1.35%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	115.28%	244.04%		125.08%	174.40%	170.59%	122.23%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	During the year ended December 31, 2006, Columbia Management Advisors, LLC reimbursed $28,211 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.06%.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Columbia Technology Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Columbia Technology Fund	$13,725,748	$13,362,381

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Columbia Management Advisors, LLC (“Columbia Advisors”), Columbia Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875%, and over $20 million at 0.75%. The annual expense limit of the Fund was 1.35%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $1,138 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $14,774 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Technology Fund	$58,033,899	$62,182,379

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2007, the Fund held restricted securities representing 0.3% of net assets all of which have been deemed illiquid. The restricted securities held as of June 30, 2007 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Energy Conversion Devices, Inc.	2/10/2005	$194,428	6,000	$184,920

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $807 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Columbia Technology Fund	$—	$—	$—

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed		Accumulated		Total
	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Columbia Technology Fund	$48,105	$48,105	$(807)	$4,780,848	$4,828,146

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Davis NY
Venture Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Davis NY Venture Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Davis NY Venture Fund	$1,000.00	$1,068.30	$5.59	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Davis NY Venture Fund	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Davis NY Venture Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*

Banking/Financial Services	22.7%
Computers	3.7
Consumber Durables & Apprarel	0.2
E-Commerce	1.1
Food, Beverages & Tobacco	6.3
Health Care	2.5
Information Technology	0.5
Insurance	15.3
Manufacturing	10.0
Media	5.5
Minerals	0.5
Oil & Gas	12.4
Real Estate Investment Trusts	0.8
Real Estate Operations/Development	0.1
Retail	9.8
Services	4.1
Telecommunications	2.2
Short-Term Investments	8.6

106.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.7%):
Banking & Financial Services (22.7%):
470,900	American Express Co.	$28,809,663
106,100	Ameriprise Financial, Inc.	6,744,777
246,100	Citigroup, Inc.	12,622,469
90,900	Commerce Bancorp, Inc.ˆ	3,362,391
82,500	E*TRADE Financial Corp.*	1,822,425
841,531	HSBC Holdings plc	15,426,316
425,636	JPMorgan Chase & Co.	20,622,064
221,500	Mellon Financial Corp.ˆ	9,746,000
113,600	Moody’s Corp.ˆ	7,065,920
49,300	Morgan Stanley	4,135,284
25,300	State Street Corp.ˆ	1,730,520
225,884	Wachovia Corp.	11,576,555
410,600	Wells Fargo & Co.ˆ	14,440,802

		138,105,186

Computers (3.7%):
245,806	Dell, Inc.*	7,017,761
83,800	Hewlett-Packard Co.	3,739,156
400,400	Microsoft Corp.	11,799,788

		22,556,705

Consumer Durables & Apparel (0.2%):
14,092	Hunter Douglas	1,327,655

E-Commerce (1.1%):
68,500	Amazon.com, Inc.*	4,686,085
29,100	Expedia, Inc.*	852,339
30,100	IAC/InterActiveCorp*	1,041,761

		6,580,185

Food, Beverages & Tobacco (6.3%):
314,200	Altria Group, Inc.	22,037,988
96,900	Diageo plc, ADRˆ	8,072,739
93,976	Heineken Holding NV	4,862,736
69,400	Hershey Co.	3,513,028

		38,486,491

Health Care (2.5%):
63,300	Cardinal Health, Inc.	4,471,512
77,200	Express Scripts, Inc.*	3,860,772
131,100	UnitedHealth Group, Inc.	6,704,454

		15,036,738

Information Technology (0.5%):
5,920	Google Inc., Class A*	3,098,410

Insurance (15.3%):
25,100	Ambac Financial Group, Inc.	2,188,469
353,700	American International Group, Inc.	24,769,612
108,400	Aon Corp.	4,618,924
143	Berkshire Hathaway, Inc., Class A*	15,654,925
170	Berkshire Hathaway, Inc., Class B*ˆ	612,850
40,400	Chubb Corp.	2,187,256
Common Stocks, continued
Insurance, continued
7,700	Everest Re Group, Ltd.	836,528
287,200	Loews Corp.	14,641,456
1,090	Markel Corp.*	528,170
147,400	Millea Holdings, Inc.	6,050,369
94,800	NIPPONKOA Insurance Co., Ltd.	853,538
32,900	Principal Financial Group, Inc.	1,917,741
503,300	Progressive Corp.	12,043,969
18,700	Sun Life Financial, Inc.ˆ	892,925
73,100	Transatlantic Holdings, Inc.ˆ	5,199,603

		92,996,335

Manufacturing (10.0%):
83,800	Agilent Technologies, Inc.*ˆ	3,221,272
1,867,400	China Coal Energy Co., Shares H*	2,800,209
108,500	Harley-Davidson, Inc.	6,467,685
51,000	Martin Marietta Materials, Inc.ˆ	8,263,020
331,800	Sealed Air Corp.	10,292,436
686,200	Tyco International, Ltd.	23,186,698
56,700	Vulcan Materials Co.ˆ	6,494,418

		60,725,738

Media (5.5%):
527,100	Comcast Corp., Class A*ˆ	14,737,716
20,200	Gannett Co., Inc.	1,109,990
55,400	Lagardere S.C.A.	4,820,600
15,690	Liberty Media Corp., Capital, Series A*	1,846,399
422,700	News Corp., Class A	8,965,467
22,100	WPP Group plc, ADRˆ	1,651,975

		33,132,147

Minerals (0.5%):
56,500	BHP Billiton plc	1,566,548
20,000	Rio Tinto plc	1,527,792

		3,094,340

Oil & Gas (12.4%):
119,600	Canadian Natural Resources, Ltd.ˆ	7,935,460
332,700	ConocoPhillips	26,116,950
187,000	Devon Energy Corp.	14,640,230
149,200	EOG Resources, Inc.	10,900,552
174,100	Occidental Petroleum Corp.	10,076,908
54,800	Transocean, Inc.*	5,807,704

		75,477,804

Real Estate Investment Trusts (0.8%):
92,000	General Growth Properties, Inc.	4,871,400

Real Estate Operations/Development (0.1%):
177,000	Hang Lung Group, Ltd.	799,205

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Retail (9.8%):
67,600	Avon Products, Inc.	$2,484,300
126,000	Bed Bath & Beyond, Inc.*	4,534,740
113,100	CarMax, Inc.*ˆ	2,884,050
341,900	Costco Wholesale Corp.	20,007,988
215,349	CVS Caremark Corp.	7,849,471
76,350	Liberty Media Corp., Interactive, Series A*	1,704,896
83,700	Lowe’s Cos., Inc.	2,568,753
113,100	Procter & Gamble Co.	6,920,589
15,500	Sears Holdings Corp.*ˆ	2,627,250
165,800	Wal-Mart Stores, Inc.	7,976,638

		59,558,675

Services (4.1%):
18,300	Apollo Group, Inc., Class A*ˆ	1,069,269
62,900	Asciano Group*ˆ	540,072
883,247	China Merchants Holdings International Co., Ltd.	4,276,602
561,320	Cosco Pacific, Ltd.	1,472,066
227,100	H&R Block, Inc.	5,307,327
244,200	Iron Mountain, Inc.*ˆ	6,380,946
21,400	Kuehne & Nagel International AG	1,970,762
86,200	Toll Holdings, Ltd.ˆ	1,058,051
35,500	United Parcel Service, Inc., Class B	2,591,500

		24,666,595

Common Stocks, continued
Telecommunications (2.2%):
61,900	Nokia Oyj, ADRˆ	1,740,009
106,100	SK Telecom Co., Ltd., ADRˆ	2,901,835
293,500	Sprint Nextel Corp.	6,078,385
98,270	Virgin Media, Inc.ˆ	2,394,840

		13,115,069

Total Common Stocks (Cost $467,933,709)		593,628,678

Collateral for Securities on Loan (5.4%):
32,848,475	Northern Trust Liquid Institutional Asset Portfolio	32,848,475

Total Collateral for Securities on Loan (Cost $32,848,475)		32,848,475

Deposit Account (3.2%):
19,268,710	NTRS London Deposit Account	19,268,710

Total Deposit Account (Cost $19,268,710)		19,268,710

Total Investment Securities (Cost $520,050,894)(a)—106.3%		645,745,863
Net Other Assets (Liabilities)—(6.3)%		(37,986,926)

Net Assets—100.0%		$607,758,937

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $520,708,893. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$129,083,321
Unrealized depreciation	$(4,046,351)

Net unrealized appreciation	$125,036,970

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	83.3%
United Kingdom	4.6%
Bermuda	3.9%
Canada	1.4%
Japan	1.1%
Hong Kong	1.1%
Netherlands	1.0%
Cayman Islands	1.0%
France	0.8%
Korea	0.5%
China	0.5%
Switzerland	0.3%
Finland	0.3%
Australia	0.2%

Total	100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Davis
NY Venture
Fund

Assets
Investment securities, at cost	$520,050,894

Investment securities, at value*	$645,745,863
Interest and dividends receivable	623,189
Receivable for capital shares issued	202,223
Receivable for investments sold	3,243,601
Reclaim receivable	16,990
Prepaid expenses	3,826

Total Assets	649,835,692

Liabilities
Foreign currency cash overdraft, at value (cost $71,426)	71,426
Payable for investments purchased	1,575,161
Payable for capital shares redeemed	7,021,948
Payable for return of collateral received	32,848,475
Manager fees payable	381,427
Administration fees payable	21,748
Distribution fees payable	127,142
Administrative and compliance services fees payable	5,474
Other accrued liabilities	23,954

Total Liabilities	42,076,755

Net Assets	$607,758,937

Net Assets Consist of:
Capital	$474,050,717
Accumulated net investment income/(loss)	5,110,659
Accumulated net realized gains/(losses) on investment transactions	2,902,345
Net unrealized appreciation/(depreciation) on investments	125,695,216

Net Assets	$607,758,937

Shares of beneficial interest (unlimited number of shares authorized, no par value)	41,761,143
Net Asset Value (offering and redemption price per share)	$14.55

*	Includes securities on loan of $47,041,418.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Davis
NY Venture
Fund

Investment Income:
Interest	$341,107
Dividends	5,249,853
Foreign withholding tax	(8,350)
Income from securities lending	21,739

Total Investment Income	5,604,349

Expenses:
Manager fees	2,142,792
Administration fees	129,350
Distribution fees	714,265
Audit fees	18,892
Administrative and compliance services fees	10,722
Custodian fees	23,446
Legal fees	20,921
Trustees’ fees	14,623
Other expenses	46,739

Total expenses before reductions	3,121,750
Less expenses paid indirectly	(168)

Total Expenses	3,121,582

Net Investment Income/(Loss)	2,482,767

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	3,598,948
Change in unrealized appreciation/(depreciation) on investments	32,358,312

Net Realized and Unrealized Gains/(Losses) on Investments	35,957,260

Change in Net Assets Resulting from Operations	$38,440,027

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Davis
	NY Venture Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,482,767	$2,645,441
Net realized gains/(losses) on investment transactions	3,598,948	(204,138)
Change in unrealized appreciation/(depreciation) on investments	32,358,312	56,988,522

Change in net assets resulting from operations	38,440,027	59,429,825
Dividends to Shareholders:
From net investment income	—	(1,269,494)

Change in net assets resulting from dividends to shareholders	—	(1,269,494)
Capital Transactions:
Proceeds from shares issued	56,969,457	190,484,208
Proceeds from dividends reinvested	—	1,269,494
Value of shares redeemed	(25,965,863)	(59,634,545)

Change in net assets resulting from capital transactions	31,003,594	132,119,157

Change in net assets	69,443,621	190,279,488
Net Assets:
Beginning of period	538,315,316	348,035,828

End of period	$607,758,937	$538,315,316

Accumulated net investment income/(loss)	$5,110,659	$2,627,892

Share Transactions:
Shares issued	4,071,083	15,270,921
Dividends reinvested	—	101,318
Shares redeemed	(1,849,789)	(4,860,070)

Change in shares	2,221,294	10,512,169

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$13.61	$11.99	$11.13	$10.10	$7.86	$10.45

Investment Activities:
Net Investment Income/(Loss)	0.05	0.06	0.03	0.06	0.06	0.07
Net Realized and Unrealized Gains/(Losses) on Investments and Foreign currency transactions	0.89	1.59	1.04	1.00	2.24	(2.58)

Total from Investment Activities	0.94	1.65	1.07	1.06	2.30	(2.51)

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	(0.01)	(0.03)	(0.06)	(0.07)
Net Realized Gains	—	—	(0.20)	—	—	(0.01)

Total Dividends	—	(0.03)	(0.21)	(0.03)	(0.06)	(0.08)

Net Asset Value, End of Period	$14.55	$13.61	$11.99	$11.13	$10.10	$7.86

Total Return*(a)	6.83%	13.91%	9.68%	10.56%	29.43%	(24.18)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$607,759	$538,315	$348,036	$152,470	$48,998	$15,988
Net Investment Income/(Loss)(b)	0.87%	0.61%	0.54%	0.65%	0.80%	0.83%
Expenses Before Reductions**(b)	1.09%	1.12%	1.20%	1.20%	1.39%	2.18%
Expenses Net of Reductions(b)	1.09%	1.12%	1.20%	1.18%	1.10%	1.10%
Expenses Net of Reductions(b)(c)	1.09%	1.12%	1.20%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	2.23%	8.49%	3.62%	57.45%	21.56%	58.40%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Davis NY Venture Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisors, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Davis NY Venture Fund	$47,653,143	$47,041,418

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note and U.S. Treasury Index Bonds at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager, Davis Selected Advisers, L.P. (“Davis”) and the Trust, Davis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Davis NY Venture Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $10,143 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $5,201 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Davis NY Venture Fund	$48,652,881	$12,439,968

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

At December 31, 2006, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2013
AZL Davis NY Venture Fund	$38,604

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $951 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Davis NY Venture Fund	$1,269,494	$—	$1,269,494

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Davis NY Venture Fund	$2,628,843	$2,628,843	$(39,555)	$92,678,905	$95,268,193

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Dreyfus
Founders Equity Growth Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Dreyfus Founders Equity Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Dreyfus Founders Equity Growth Fund	$1,000.00	$1,051.30	$5.95	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Dreyfus Founders Equity Growth Fund	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Dreyfus Founders Equity Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Consumer Discretionary	14.4%
Consumer Staples	10.6
Energy	1.9
Financials	10.2
Health Care	14.3
Industrials	4.0
Information Technology	4.0
Integrated Oils	2.8
Investment Companies	3.9
Materials & Processing	0.8
Other	3.7
Product Durables	0.8
Technology	26.4
Short-Term Investments	11.9

109.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.9%):
Consumer Discretionary (14.4%):
34,313	Avon Products, Inc.	$1,261,003
32,923	Bed Bath & Beyond, Inc.*	1,184,899
71,267	Best Buy Co., Inc.	3,326,030
38,244	eBay, Inc.*	1,230,692
43,163	Electronic Arts, Inc.*	2,042,473
88,661	Gap, Inc.	1,693,425
24,293	Home Depot, Inc.	955,930
34,097	Macy’s, Inc.	1,356,379
13,070	Omnicom Group, Inc.	691,664
60,950	Starbucks Corp.*	1,599,328
27,974	Walt Disney Co.	955,032
35,424	Waste Management, Inc.	1,383,307
59,130	Yahoo!, Inc.*	1,604,197

		19,284,359

Consumer Staples (10.6%):
24,179	Altria Group, Inc.	1,695,915
15,878	Cadbury Schweppes plc, ADR	862,175
25,028	Clorox Co.	1,554,239
15,013	Colgate-Palmolive Co.	973,593
16,732	Kraft Foods, Inc., Class A	589,803
10,343	PepsiCo, Inc.	670,744
39,301	Procter & Gamble Co.	2,404,828
25,480	Unilever NV, New York Shares	790,390
73,305	Wal-Mart Stores, Inc.	3,526,703
29,579	Whole Foods Market, Inc.ˆ	1,132,876

		14,201,266

Energy (1.9%):
14,511	ChevronTexaco Corp.	1,222,407
15,777	Schlumberger, Ltd.	1,340,098

		2,562,505

Financials (10.2%):
14,371	American International Group, Inc.	1,006,401
21,952	Automatic Data Processing, Inc.	1,064,013
83,782	Charles Schwab Corp.	1,719,207
2,255	Chicago Mercantile Exchange Holdings, Inc.	1,204,982
37,754	Citigroup, Inc.	1,936,404
5,780	Goldman Sachs Group, Inc.	1,252,815
19,132	Lincoln National Corp.	1,357,415
18,090	Morgan Stanley Dean Witter & Co.	1,517,389
12,966	State Street Corp.	886,874
64,700	UnumProvident Corp.	1,689,317

		13,634,817

Health Care (14.3%):
33,742	Allergan, Inc.	1,944,889
42,548	Amylin Pharmaceuticals, Inc.*ˆ	1,751,276
10,032	Covance, Inc.*	687,794
12,344	Eli Lilly & Co.	689,783
Common Stocks, continued
Health Care, continued
15,540	Genentech, Inc.*	1,175,756
21,152	Genzyme Corp.*	1,362,189
49,780	Gilead Sciences, Inc.*	1,929,971
39,050	Johnson & Johnson	2,406,260
26,200	Medtronic, Inc.	1,358,732
38,393	Pfizer, Inc.	981,709
38,327	Pharmaceutical Product Development, Inc.	1,466,774
49,064	Schering-Plough Corp.	1,493,508
33,243	Wyeth	1,906,154

		19,154,795

Industrials (4.0%):
19,948	Canadian National Railway Co.ˆ	1,015,952
4,931	FedEx Corp.	547,193
56,189	Molex, Inc.ˆ	1,686,232
40,075	Thermo Fisher Scientific, Inc.*	2,072,679

		5,322,056

Information Technology (4.0%):
14,471	Autodesk, Inc.*	681,295
29,820	Diebold, Inc.ˆ	1,556,604
94,613	Marvell Technology Group, Ltd.*	1,722,903
42,718	Maxim Integrated Products, Inc.	1,427,208

		5,388,010

Integrated Oils (2.8%):
44,582	Exxon Mobil Corp.	3,739,538

Materials & Processing (0.8%):
21,909	E.I. Du Pont de Nemours & Co.	1,113,854

Other (3.7%):
130,922	General Electric Co.	5,011,694

Producer Durables (0.8%):
18,756	KLA-Tencor Corp.	1,030,642

Technology (26.4%):
73,623	Adobe Systems, Inc.*	2,955,963
137,062	Alcatel-Lucent, ADRˆ	1,918,868
35,076	Apple Computer, Inc.*	4,280,675
51,685	Broadcom Corp.*	1,511,786
123,645	Cisco Systems, Inc.*	3,443,513
59,359	Corning, Inc.*	1,516,622
92,138	EMC Corp.*	1,667,698
38,125	Fairchild Semiconductor International, Inc.*ˆ	736,575
3,661	Google, Inc., Class A*	1,916,094
69,838	Hewlett-Packard Co.	3,116,172
33,313	Intersil Corp.	1,048,027
16,998	MEMC Electronic Materials, Inc.*	1,038,918

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Technology, continued
188,956	Microsoft Corp.	$5,568,532
38,851	Nokia Corp., ADR	1,092,102
21,348	SanDisk Corp.*	1,044,771
65,777	Texas Instruments, Inc.	2,475,189

		35,331,505

Total Common Stocks (Cost $113,314,500)		125,775,041

Collateral for Securities on Loan (9.8%):
13,196,330	Northern Trust Liquid Institutional Asset Portfolio	13,196,330

Total Collateral for Securities on Loan (Cost $13,196,330)		13,196,330

Investment Companies (3.9%):
27,664	iShares Russell 1000 Growth Index Fundˆ	1,637,985
38,507	PowerShares QQQˆ	1,831,779
11,594	S&P Depositary Receipt Trust Series 1ˆ	1,742,578

Total Investment Companies (Cost $4,406,026)		5,212,342

Deposit Account (2.1%):
2,784,556	NTRS London Deposit Account	2,784,556

Total Deposit Account (Cost $2,784,556)		2,784,556

Total Investment Securities (Cost $133,701,412)(a)—109.7%		146,968,269
Net Other Assets (Liabilities)—(9.7)%		(12,967,517)

Net Assets—100.0%		$134,000,752

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $134,258,367. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$14,874,532
Unrealized depreciation	(2,164,630)

Net unrealized appreciation	$12,709,902

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	93.5%
France	1.4%
Bermuda	1.3%
Netherlands Antilles	1.0%
Finland	0.8%
Canada	0.8%
United Kingdom	0.6%
Netherlands	0.6%

100.0%

See accompanying notes to financial statements

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Dreyfus
Founders Equity
Growth Fund

Assets
Investment securities, at cost	$133,701,412

Investment securities, at value*	$146,968,269
Interest and dividends receivable	104,127
Receivable for capital shares issued	256,162
Prepaid expenses	1,826

Total Assets	147,330,384

Liabilities
Payable for capital shares redeemed	173
Payable for return of collateral received	13,196,330
Manager fees payable	89,691
Administration fees payable	4,758
Distribution fees payable	27,814
Administrative and compliance services fees payable	1,197
Other accrued liabilities	9,669

Total Liabilities	13,329,632

Net Assets	$134,000,752

Net Assets Consist of:
Capital	$110,395,549
Accumulated net investment income/(loss)	525,647
Accumulated net realized gains/(losses) on investment transactions	9,812,699
Net unrealized appreciation/(depreciation) on investments	13,266,857

Net Assets	$134,000,752

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,112,020
Net Asset Value (offering and redemption price per share)	$11.06

*	Includes securities on loan of $12,883,518.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Dreyfus
Founders Equity
Growth Fund

Investment Income:
Interest	$78,675
Dividends	1,084,064
Income from securities lending	7,381

Total Investment Income	1,170,120

Expenses:
Manager fees	502,732
Administration fees	29,245
Distribution fees	161,378
Audit fees	4,287
Administrative and compliance services fees	2,395
Custodian fees	7,505
Legal fees	12,004
Trustees’ fees	5,213
Recoupment of prior expenses reimbursed by the Manager	40,673
Other expenses	9,185

Total expenses before reductions	774,617
Less expenses paid indirectly	(20,136)

Total Expenses	754,481

Net Investment Income/(Loss)	415,639

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,204,383
Change in unrealized appreciation/(depreciation) on investments	(144,078)

Net Realized and Unrealized Gains/(Losses) on Investments	6,060,305

Change in Net Assets Resulting from Operations	$6,475,944

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Dreyfus Founders
	Equity Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$415,639	$110,008
Net realized gains/(losses) on investment transactions	6,204,383	4,299,986
Change in unrealized appreciation/(depreciation) on investments	(144,078)	7,164,311

Change in net assets resulting from operations	6,475,944	11,574,305

Dividends to Shareholders:
From net investment income	—	(2,492)
From net realized gains	—	(4,899,346)

Change in net assets resulting from dividends to shareholders	—	(4,901,838)
Capital Transactions:
Proceeds from shares issued	17,774,239	31,251,229
Proceeds from dividends reinvested	—	4,901,838
Value of shares redeemed	(11,098,598)	(10,301,706)

Change in net assets resulting from capital transactions	6,675,641	25,851,361

Change in net assets	13,151,585	32,523,828
Net Assets:
Beginning of period	120,849,167	88,325,339

End of period	$134,000,752	$120,849,167

Accumulated net investment income/(loss)	$525,647	$110,008

Share Transactions:
Shares issued	1,647,307	3,050,588
Dividends reinvested	—	498,154
Shares redeemed	(1,022,907)	(1,035,565)

Change in shares	624,400	2,513,177

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$10.52	$9.84	$9.77	$9.07	$7.30	$10.55

Investment Activities:
Net Investment Income/(Loss)	0.03	0.01	— *	0.03	(0.01)	(0.01)
Net Realized and Unrealized Gains/ (Losses) on Investments	0.51	1.22	0.44	0.66	1.78	(3.23)
Net realized gain from payment by affiliate for the disposal of investments in violation of restrictions	—	—	—	0.01	—	—

Total from Investment Activities	0.54	1.23	0.44	0.70	1.77	(3.24)

Dividends to Shareholders From:
Net Investment Income	—	— *	(0.03)	—	—	—
Net Realized Gains	—	(0.55)	(0.34)	—	—	(0.01)

Total Dividends	—	(0.55)	(0.37)	—	—	(0.01)

Net Asset Value, End of Period	$11.06	$10.52	$9.84	$9.77	$9.07	$7.30

Total Return**(a)	5.13%	12.93%	4.56%	7.72%	24.25%	(30.70)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$134,001	$120,849	$88,325	$76,509	$52,200	$19,191
Net Investment Income/(Loss)(b)	0.64%	0.12%	0.00%	0.36%	(0.16)%	(0.30)%
Expenses Before Reductions***(b)	1.20%	1.19%	1.22%	1.26%	1.39%	2.15%
Expenses Net of Reductions(b)	1.17%	1.19%	1.19%	1.17%	1.10%	1.10%
Expenses Net of Reductions(b)(c)	1.20%	1.19%	1.20%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	40.84%	117.91%	134.74%	171.66%	44.54%	34.77%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Dreyfus Founders Equity Growth Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Dreyfus Founders Equity Growth Fund	$13,196,330	$12,883,518

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager, Founders Asset Management LLC (“Founders”) and the Trust, Founders provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875%, and over $20 million at 0.75%. The annual expense limit of the Fund was 1.20%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2007	12/31/2008
AZL Dreyfus Founders Equity Growth Fund	$17,074	$19,617

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $3,314 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $14,006 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Dreyfus Founders Equity Growth Fund	$63,119,237	$51,151,703

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Dreyfus Founders Equity Growth Fund	$3,862,675	$1,039,163	$4,901,838

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Dreyfus Founders Equity Growth Fund	$1,537,883	$2,875,233	$4,413,116	$12,716,143	$17,129,259

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

6. Subsequent Event

At a Board meeting on June 13, 2007, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Dreyfus Founders Equity Growth Fund will acquire the assets and liabilities of the AZL Van Kampen Strategic Growth Fund. The reorganization is scheduled to be completed in the third quarter of 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Dreyfus
Premier Small Cap Value Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Dreyfus Premier Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Dreyfus Premier Small Cap Value Fund	$1,000.00	$1,068.20	$6.00	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Dreyfus Premier Small Cap Value Fund	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Dreyfus Premier Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace/Defense	0.4%
Automotive	1.5
Banking & Financial Services	13.5
Chemicals	3.7
Computers	3.8
Computers & Peripherals	0.8
Construction	1.8
Electronic Equipment & Instruments	0.5
Electronics	2.1
Food	2.6
Health Care	2.3
Insurance	7.3
Internet Software & Services	1.8
IT Consulting & Services	1.8
Machinery	2.8
Manufacturing	8.5
Media	1.2
Metals/Mining	1.4
Multilline Retail	0.4
Oil Gas & Consumable Fuels	2.1
Oil/Gas	2.6
Paper & Forest Products	0.3
Pharmaceuticals	2.1
Real Estate Investment Trusts	8.6
Retail	7.1
Services	6.4
Telecommunications	2.1
Transportation	2.4
Travel & Entertainment	0.6
Utilities	5.3
Short-Term Investments	23.0

120.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.8%):
Aerospace & Defense (0.4%):
15,000	Orbital Sciences Corp.*	$315,150

Automotive (1.5%):
20,500	Aftermarket Technology Corp.*	608,440
7,100	Group 1 Automotive, Inc.	286,414
10,000	Sonic Automotive, Inc.	289,700

		1,184,554

Banking & Financial Services (13.5%):
11,400	ASTA Funding, Inc.ˆ	438,102
22,000	BankUnited Financial Corp., Class Aˆ	441,540
12,000	Boston Private Financial Holdings, Inc.	322,440
9,100	Calamos Asset Management, Inc., Class A	232,505
17,800	Cascade Bancorpˆ	411,892
36,300	CBIZ, Inc.*ˆ	266,805
13,900	Citizens Banking Corp.	254,370
14,400	Corus Bankshares, Inc.ˆ	248,544
14,400	CVB Financial Corp.ˆ	160,128
12,600	East West Bancorp, Inc.	489,888
10,800	First Charter Corp.	210,276
15,300	First Commonwealth Financial Corp.ˆ	167,076
11,300	First Community Bancorpˆ	646,473
29,600	First Niagara Financial Group, Inc.	387,760
8,600	First State Bancorp	183,094
11,000	FirstFed Financial Corp.*ˆ	624,030
20,400	FNB Corp.ˆ	341,496
14,700	Hanmi Financial Corp.	250,782
13,500	Investment Technology Group, Inc.*	584,955
42,100	Knight Capital Group, Inc. Class A*	698,860
62,000	Sterling Bancshares, Inc.	701,220
6,700	Sterling Financial Corp.	193,898
17,000	Susquehanna Bancshares, Inc.	380,290
10,600	SVB Financial Group*	562,966
11,600	UCBH Holdings, Inc.	211,932
9,000	UMB Financial Corp.	331,830
6,400	Umpqua Holdings Corp.	150,464
8,100	United Community Banks, Inc.	209,709
14,600	Whitney Holding Corp.	439,460
10,700	Wilmington Trust Corp.	444,157

		10,986,942

Chemicals (3.7%):
20,700	Arch Chemicals, Inc.	727,398
9,000	Cabot Microelectronics Corp.*ˆ	319,410
28,400	H.B. Fuller Co.	848,876
3,600	OM Group, Inc.*	190,512
45,200	PolyOne Corp.*	324,988
Common Stocks, continued
Chemicals, continued
9,600	Schulman, Inc.	233,568
11,900	Spartech Corp.	315,945

		2,960,697

Computers (3.8%):
6,300	Avid Technology, Inc.*ˆ	222,705
14,600	Avocent Corp.*	423,546
17,100	Emulex Corp.*ˆ	373,464
13,900	i2 Technologies, Inc.*ˆ	259,096
22,300	Informatica Corp.*	329,371
26,200	Ixia*	242,612
6,400	MTS Systems Corp.	285,888
9,800	Palm, Inc.*ˆ	156,898
7,600	SPSS, Inc.*	335,464
46,600	TIBCO Software, Inc.*	421,730

		3,050,774

Computers & Peripherals (0.8%):
16,500	Imation Corp.	608,190

Construction (1.8%):
11,600	Apogee Enterprises, Inc.	322,712
15,200	Building Materials Holding Corp.ˆ	215,688
12,600	EMCOR Group, Inc.*	918,540

		1,456,940

Electronic Equipment & Instruments (0.5%):
13,600	Technitrol, Inc.	389,912

Electronics (2.1%):
14,300	CTS Corp.	181,038
4,500	Cymer, Inc.*	180,900
11,200	Eagle Test Systems, Inc.*	179,872
14,800	Exar Corp.*	198,320
16,700	Methode Electronics, Inc.	261,355
15,500	OmniVision Technologies, Inc.*ˆ	280,705
13,600	Park Electrochemical Corp.	383,248

		1,665,438

Food (2.6%):
10,700	Flowers Foods, Inc.	356,952
7,400	Performance Food Group Co.*	240,426
22,900	Pilgrim’s Pride Corp.ˆ	874,093
5,100	Ralcorp Holdings, Inc.*	272,595
12,200	Treehouse Foods, Inc.*	324,642

		2,068,708

Health Care (2.3%):
7,600	AMERIGROUP Corp.*	180,880
18,800	Gentiva Health Services, Inc.*	377,128
7,000	Haemonetics Corp.*	368,270
12,700	Healthspring, Inc*	242,062
5,900	Magellan Health Services, Inc.*	274,173
13,100	STERIS Corp.	400,860

		1,843,373

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance (7.3%):
13,600	Argonaut Group, Inc.	$424,456
10,000	Aspen Insurance Holdings, Ltd.	280,700
18,100	Delphi Financial Group, Inc., Class A	756,942
14,100	Horace Mann Educators Corp.	299,484
8,500	National Financial Partners Corp.ˆ	393,635
16,800	Phoenix Cos., Inc.	252,168
12,400	ProAssurance Corp.*	690,308
13,000	Safety Insurance Group, Inc.	538,200
20,300	Seabright Insurance Holdings*	354,844
27,500	Selective Insurance Group, Inc.	739,200
20,100	Universal American Financial Corp.*	427,728
15,200	Zenith National Insurance Corp.	715,768

		5,873,433

Internet Software & Services (1.8%):
49,600	Earthlink, Inc.*	370,512
12,400	Interwoven, Inc.*	174,096
31,000	SonicWALL, Inc.*	266,290
14,900	Vignette Corp.*	285,484
15,900	Websense, Inc.*	337,875

		1,434,257

IT Consulting & Services (1.8%):
13,700	Euronet Worldwide, Inc.*ˆ	399,492
28,100	MPS Group, Inc.*	375,697
41,700	Perot Systems Corp., Class A*	710,568

		1,485,757

Machinery (2.8%):
13,800	Briggs & Stratton Corp.ˆ	435,528
19,900	Enpro Industries, Inc.*	851,521
23,100	Federal Signal Corp.	366,366
5,100	Freightcar America, Inc.ˆ	243,984
11,700	Mueller Industries, Inc.	402,948

		2,300,347

Manufacturing (8.5%):
6,900	A.O. Smith Corp.	275,241
7,000	Applied Industrial Technologies, Inc.	206,500
17,600	Carter’s, Inc.*	456,544
3,000	Chattem, Inc.*ˆ	190,140
14,000	Checkpoint Systems, Inc.*	353,500
12,200	Coherent, Inc.*	372,222
14,400	Cohu, Inc.	320,400
22,200	Elizabeth Arden, Inc.*	538,572
19,100	EnerSys*	349,530
25,400	Ennis, Inc.	597,408
19,700	Greatbatch, Inc.*	638,280
14,700	Greif, Inc., Class A	876,267
10,200	ICU Medical, Inc.*	437,988
20,100	Micrel, Inc.	255,672
Common Stocks, continued
Manufacturing, continued
5,800	Rofin-Sinar Technologies, Inc.*	400,200
5,300	Silgan Holdings, Inc.	292,984
11,100	Tupperware Corp.	319,014

		6,880,462

Media (1.2%):
18,600	Cox Radio, Inc.*	264,864
34,700	Harris Interactive, Inc.*	185,645
10,900	Live Nation, Inc.*	243,942
8,300	Scholastic Corp.*	298,302

		992,753

Metals & Mining (1.4%):
3,100	Carpenter Technology Corp.	403,961
3,600	Chaparral Steel Co.	258,732
10,100	Quanex Corp.ˆ	491,870

		1,154,563

Multiline Retail (0.4%):
7,700	The Bon-Ton Stores, Inc.ˆ	308,462

Oil, Gas & Consumable Fuels (2.1%):
23,400	Callon Petroleum Corp.*	331,578
11,300	Cimarex Energy Co.	445,333
16,200	Swift Energy Co.*	692,712
10,900	USEC, Inc.*	239,582

		1,709,205

Oil/Gas (2.6%):
9,900	Atmos Energy Corp.	297,594
9,800	Basic Energy Services, Inc.*	250,586
15,600	Oil States International, Inc.*	644,904
32,900	Parker Drilling Co.*	346,766
7,400	Trico Marine Services, Inc.*	302,512
8,600	WGL Holdings, Inc.	280,704

		2,123,066

Paper & Forest Products (0.3%):
10,600	Bowater, Inc.ˆ	264,470

Pharmaceuticals (2.1%):
16,300	Alpharma, Inc., Class A	423,963
9,300	Noven Pharmaceuticals, Inc.*	218,085
12,200	Perrigo Co.	238,876
25,800	Sciele Pharma, Inc.*ˆ	607,848
14,300	ViroPharma, Inc.*	197,340

		1,686,112

Real Estate Investment Trusts (8.6%):
38,200	Ashford Hospitality Trust	449,232
15,800	BioMed Realty Trust, Inc.	396,896
25,200	Cedar Shopping Centers, Inc.	361,620
8,500	Entertainment Properties Trustˆ	457,130
23,700	Felcor Lodging Trust, Inc.	616,911
9,700	First Industrial Realty Trust, Inc.ˆ	375,972
5,800	First Potomac Realty Trust	135,082
8,000	Health Care REIT, Inc.ˆ	322,880

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts, continued
13,800	Highwoods Properties, Inc.ˆ	$517,500
14,600	Lexington Corporate Properties Trustˆ	303,680
27,400	Medical Properties Trust, Inc.ˆ	362,502
18,500	National Retail Properties, Inc.ˆ	404,410
10,900	Newcastle Investment Corp.	273,263
16,000	OMEGA Healthcare Investors, Inc.	253,280
13,100	Pennsylvania Real Estate Investment Trustˆ	580,723
17,000	Realty Income Corp.ˆ	428,230
26,000	Sunstone Hotel Investors, Inc.ˆ	738,140

		6,977,451

Retail (7.1%):
10,400	AFC Enterprises, Inc.*	179,816
6,200	Barnes & Noble, Inc.	238,514
10,800	Casey’s General Stores, Inc.	294,408
14,500	Cato Corp.	318,130
16,500	Charlotte Russe Holdings, Inc.*	443,355
16,200	Furniture Brands International, Inc.ˆ	230,040
7,200	Jack In the Box, Inc.*	510,768
7,600	Kellwood Co.ˆ	213,712
4,000	Longs Drug Stores Corp.	210,080
11,000	Morton’s Restaurant Group, Inc.*	199,210
9,500	Movado Group, Inc.	320,530
28,800	Multimedia Games, Inc.*ˆ	367,488
13,800	O’Charley’s, Inc.	278,208
7,200	Papa John’s International, Inc.*	207,072
14,700	Prestige Brands Holdings, Inc.*	190,806
14,800	RENT-A-CENTER, Inc.*ˆ	388,204
11,700	Steven Madden, Ltd.	383,292
10,500	The Pantry, Inc.*	484,050
9,200	Wolverine World Wide, Inc.	254,932

		5,712,615

Services (6.4%):
13,400	ABM Industries, Inc.	345,854
7,700	American Reprographics Co.*ˆ	237,083
6,800	CRA International, Inc.*	327,760
12,600	Deluxe Corp.	511,686
10,500	Dollar Thrifty Automotive Group, Inc.*	428,820
15,000	Dycom Industries, Inc.*	449,700
7,200	First Advantage Corp., Class A*	165,672
6,900	Heidrick & Struggles International, Inc.*	353,556
9,600	Kelly Services, Inc., Class A	263,616
8,700	PAREXEL International Corp.*	365,922
7,100	Sotheby’s	326,742
31,100	Spherion Corp.*	292,029
36,600	U.S. Concrete, Inc.*	318,054
Common Stocks, continued
Services, continued
9,100	United Rentals, Inc.*	296,114
7,300	United Stationers, Inc.*	486,472

		5,169,080

Telecommunications (2.1%):
22,300	Andrew Corp.*	322,012
4,700	Anixter International, Inc.*ˆ	353,487
41,400	Cincinnati Bell, Inc.*	239,292
12,900	Consolidated Communications Holdings, Inc.	291,540
12,700	EMS Technologies, Inc.*	280,162
12,300	Foundry Networks, Inc.*	204,918

		1,691,411

Transportation (2.4%):
10,800	Arvinmeritor, Inc.ˆ	239,760
7,500	Atlas Air Worldwide Holdings, Inc.*	442,050
7,400	Old Dominion Freight Line, Inc.*	223,110
14,200	Pacer International, Inc.	333,984
12,200	Saia, Inc.*	332,572
16,300	SkyWest, Inc.	388,429

		1,959,905

Travel & Entertainment (0.6%):
8,600	Monarch Casino & Resort, Inc.*	230,910
5,800	Speedway Motorsports, Inc.	231,884

		462,794

Utilities (5.3%):
11,700	Cleco Corp.	286,650
41,300	Comfort Systems USA, Inc.	585,634
9,800	El Paso Electric Co.*	240,688
13,200	Empire District Electric Co. (The)ˆ	295,284
10,800	Great Plains Energy, Inc.	314,496
6,700	IDACORP, Inc.	214,668
5,100	Itron, Inc.*ˆ	397,494
7,400	New Jersey Resources Corp.	377,548
5,800	Northwest Natural Gas Co.ˆ	267,902
19,300	PNM Resources, Inc.	536,347
13,200	Southwest Gas Corp.	446,292
12,300	Westar Energy, Inc.ˆ	298,644

		4,261,647

Total Common Stocks (Cost $73,675,762)		78,978,468

Collateral for Securities on Loan (20.6%):
16,673,955	Allianz Dresdner Daily Asset Fund#	16,673,955

Total Collateral for Securities on Loan (Cost $16,673,955)		16,673,955

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Deposit Account (2.4%):
1,954,231	TNT Offshore Deposit Account	$1,954,231

Total Deposit Account (Cost $1,954,231)		1,954,231

Total Investment Securities (Cost $92,303,948)(a)—120.8%		97,606,654
Net Other Assets (Liabilities)—(20.8)%		(16,778,431)

Net Assets—100.0%		$80,828,223

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

#	Investment in affiliate.

(a)	Cost for federal income tax purposes is $92,356,075. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,426,523
Unrealized depreciation	(3,175,944)

Net unrealized appreciation	$5,250,579

The following represents the concentrations by country as of June 30, 2007 based upon the total fair value of investments.

Country	Percentage
United States	99.6%
Bermuda	0.4%

100.0%

See accompanying notes to financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Dreyfus
Premier
Small Cap
Value Fund

Assets
Investment securities, at cost	$92,303,948

Investment securities, at value*ˆ	$97,606,654
Interest and dividends receivable	135,275
Receivable for capital shares issued	7,414
Receivable for investments sold	318,684
Prepaid and other expenses	4,137

Total Assets	98,072,164

Liabilities
Payable for investments purchased	492,502
Payable for return of collateral received	16,673,955
Manager fees payable	57,096
Administration fees payable	2,872
Distribution fees payable	16,793
Administrative and compliance services fees payable	723

Total Liabilities	17,243,941

Net Assets	$80,828,223

Net Assets Consist of:
Capital	$66,171,764
Accumulated net investment income/(loss)	337,441
Net realized gains/(losses) on investment transactions	9,016,312
Net unrealized appreciation/(depreciation) on investments	5,302,706

Net Assets	$80,828,223

Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,732,124
Net Asset Value (offering and redemption price per share)	$14.10

*	Includes securities on loan of $16,177,536.

ˆ	Includes investment in affiliate of $16,673,955.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Dreyfus
Premier
Small Cap
Value Fund

Investment Income:
Interest	$31,651
Dividends	562,067
Income from securities lending	13,969

Total Investment Income	607,687

Expenses:
Manager fees	346,249
Administration fees	17,425
Distribution fees	96,180
Audit fees	1,852
Administrative and compliance services fees	1,429
Custodian fees	8,816
Legal fees	2,190
Trustees’ fees	1,541
Other expenses	2,361

Total expenses before reductions	478,043
Less expenses waived/reimbursed by the Manager	(19,237)
Less expenses paid indirectly	(6,987)

Net Expenses	451,819

Net Investment Income/(Loss)	155,868

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	4,692,550
Change in unrealized appreciation/(depreciation) on investments	119,174

Net Realized and Unrealized Gains/(Losses) on Investments	4,811,724

Change in Net Assets Resulting from Operations	$4,967,592

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Dreyfus Premier
	Small Cap Value Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$155,868	$181,573
Net realized gains/(losses) on investment transactions	4,692,550	4,344,206
Change in unrealized appreciation/(depreciation) on investments	119,174	3,376,797

Change in net assets resulting from operations	4,967,592	7,902,576

Dividends to Shareholders:
From net investment income	—	(46,118)
From net realized gain on investment	—	(3,490,503)

Change in net assets resulting from dividends to shareholders	—	(3,536,621)

Capital Transactions:
Proceeds from shares issued	9,289,613	20,090,959
Proceeds from dividends reinvested	—	3,536,621
Value of shares redeemed	(7,342,836)	(11,033,483)

Change in net assets resulting from capital transactions	1,946,777	12,594,097

Change in net assets	6,914,369	16,960,052
Net Assets:
Beginning of period	73,913,854	56,953,802

End of period	$80,828,223	$73,913,854

Accumulated net investment income	$337,441	$181,573

Share Transactions:
Shares issued	671,158	1,550,568
Dividends reinvested	—	288,233
Shares redeemed	(539,403)	(869,783)

Change in shares	131,755	969,018

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	For the Year Ended		May 3, 2004 to
	June 30,	December 31,		December 31,
	2007	2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.20	$12.30	$12.06	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	0.03	0.01	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.87	1.57	0.40	2.16

Total from Investment Activities	0.90	1.60	0.41	2.17

Dividends to Shareholders From:
Net Investment Income	—	(0.01)	—	(0.01)
Net Realized Gains	—	(0.69)	(0.17)	(0.10)

Total Dividends	—	(0.70)	(0.17)	(0.11)

Net Asset Value, End of Period	$14.10	$13.20	$12.30	$12.06

Total Return*(b)	6.82%	13.40%	3.39%	21.72%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$80,828	$73,914	$56,954	$30,773
Net Investment Income/(Loss)(c)	0.41%	0.28%	0.10%	0.24%
Expenses Before Reductions**(c)	1.24%	1.35%	1.41%	1.51%
Expenses Net of Reductions(c)	1.17%	1.31%	1.35%	1.35%
Expenses Net of Reductions(c)(d)	1.19%	1.31%	N/A	N/A
Portfolio Turnover Rate(b)	35.91%	90.10%	111.78%	83.52%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Dreyfus Premier Small Cap Value Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Dreyfus Premier Small Cap Value Fund	$16,673,955	$16,177,536

The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, The Dreyfus Corporation (“Dreyfus”) and the Trust, Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.’’ For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Dreyfus Premier Small Cap Value Fund	0.90%	1.35%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.85% for the period ending April 30, 2008.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2007, the Agent received $4,262 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $1,427 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Dreyfus Premier Small Cap Value Fund	$28,291,984	$27,280,588

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Dreyfus Premier Small Cap Value Fund	$2,526,541	$1,010,080	$3,536,621

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Dreyfus Premier Small Cap Value Fund	$1,255,161	$3,302,301	$4,557,462	$5,131,405	$9,688,867

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM First Trust Target
Double Play Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL First Trust Target Double Play Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL First Trust Target Double Play Fund	$1,000.00	$1,080.60	$4.08	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL First Trust Target Double Play Fund	$1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL First Trust Target Double Play Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Airlines	1.5%
Automobiles	2.7
Chemicals	8.8
Commercial Banks	6.8
Commercial Services & Supplies	1.1
Communications Equipment	4.9
Containers & Packaging	0.6
Diversified Financial Services	2.4
Diversified Telecommunication Services	4.0
Electric Utilities	8.5
Energy Equipment & Services	1.1
Gas Utilities	5.0
Health Care Equipment & Supplies	0.9
Household Durables	1.3
Insurance	7.0
Internet & Catalog Retail	1.1
IT Services	3.2
Leisure Equipment & Products	6.3
Life Sciences Tools and Services	0.9
Media	3.4
Metals & Mining	4.5
Multi-Utilities	7.2
Oil & Gas & Consumable Fuels	2.9
Paper & Forest Products	2.7
Specialty Retail	8.9
Textiles, Apparel & Luxury Goods	0.4
Short-Term Investments	26.3

124.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.1%):
Airlines (1.5%):
19,939	Continental Airlines, Inc., Class B*ˆ	$675,334

Automobiles (2.7%):
20,685	Harley-Davidson, Inc.	1,233,033

Chemicals (8.8%):
20,155	Albemarle Corp.	776,572
41,185	Lyondell Chemical Co.	1,528,788
6,148	OM Group, Inc.*	325,352
21,489	The Lubrizol Corp.	1,387,115

		4,017,827

Commercial Banks (6.8%):
14,391	PNC Financial Services Group, Inc.	1,030,108
27,756	Regions Financial Corp.	918,724
41,102	Sky Financial Group, Inc.	1,145,101

		3,093,933

Commercial Services & Supplies (1.1%):
15,090	TeleTech Holdings, Inc.*ˆ	490,123

Communications Equipment (4.9%):
10,991	Research In Motion, Ltd.*	2,198,090

Containers & Packaging (0.6%):
8,145	Rock-Tenn Co.	258,359

Diversified Financial Services (2.4%):
21,981	J.P. Morgan Chase & Co.	1,064,979

Diversified Telecommunication Services (4.0%):
27,190	BT Group Co.ˆ	1,810,310

Electric Utilities (8.5%):
17,000	FirstEnergy Corp.	1,100,411
36,292	Northeast Utilities	1,029,241
20,618	Pinnacle West Capital Corp.ˆ	821,627
27,696	Unisource Energy Corp.ˆ	910,921

		3,862,200

Energy Equipment & Services (1.1%):
5,179	Core Laboratories NV*ˆ	526,653

Gas Utilities (5.0%):
26,484	AGL Resources, Inc.ˆ	1,072,072
23,526	ONEOK, Inc.ˆ	1,185,946

		2,258,018

Health Care Equipment & Supplies (0.9%):
14,208	Immucor, Inc.*	397,398

Household Durables (1.3%):
8,481	Kimball International, Inc., Class Bˆ	118,819
17,715	Tempur-Pedic International, Inc.ˆ	458,818

		577,637

Common Stocks, continued
Insurance (7.0%):
22,974	Cincinnati Financial Corp.	997,072
15,997	Lincoln National Corp.	1,134,987
20,795	Unitrin, Inc.ˆ	1,022,698

		3,154,757

Internet & Catalog Retail (1.1%):
7,780	Priceline.com, Inc.*ˆ	534,797

IT Services (3.2%):
28,506	Infosys Technologies, Ltd., ADRˆ	1,436,132

Leisure Equipment & Products (6.3%):
34,239	Hasbro, Inc.	1,075,447
69,517	Mattel, Inc.	1,758,085

		2,833,532

Life Sciences Tools & Services (0.9%):
10,217	Illumina, Inc.*ˆ	414,708

Media (3.4%):
67,073	The DIRECTV Group, Inc.*	1,550,057

Metals & Mining (4.5%):
17,021	Allegheny Technologies, Inc.	1,785,162
5,744	Brush Engineered Materials, Inc.*ˆ	241,191

		2,026,353

Multi-Utilities (7.2%):
28,487	Black Hills Corp.ˆ	1,132,358
21,603	DTE Energy Co.ˆ	1,041,697
41,640	Energy East Corp.ˆ	1,086,388

		3,260,443

Oil & Gas & Consumable Fuels (2.9%):
21,557	Marathon Oil Corp.	1,292,558

Paper & Forest Products (2.7%):
34,484	MeadWestvaco Corp.	1,217,975

Specialty Retail (8.9%):
19,392	Abercrombie & Fitch Co.	1,415,228
50,661	American Eagle Outfitters, Inc.	1,299,961
21,489	Bebe Stores, Inc.ˆ	344,039
19,761	Guess?, Inc.	949,318

		4,008,546

Textiles, Apparel & Luxury Goods (0.4%):
5,533	Steven Madden, Ltd.	181,261

Total Common Stocks (Cost $44,103,434)		44,375,013

Collateral for Securities on Loan (23.8%):
10,760,309	Northern Trust Liquid Institutional Asset Portfolio	10,760,309

Total Collateral for Securities on Loan (Cost $10,760,309)		10,760,309

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Deposit Account (2.5%):
1,121,470	NTRS London Deposit Account	$1,121,470

Total Deposit Account (Cost $1,121,470)		1,121,470

Total Investment Securities (Cost $55,985,213)(a)—124.4%		56,256,792
Net Other Assets (Liabilities)—(24.4)%		(11,031,324)

Net Assets—100.0%		$45,225,468

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $55,985,213. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,259,619
Unrealized depreciation	(1,988,040)

Net unrealized appreciation	$271,579

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	86.8%
Canada	4.8%
United Kingdom	4.0%
India	3.2%
Netherlands	1.2%

Total	100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL First
Trust Target
Double Play
Fund

Assets
Investment securities, at cost	$55,985,213

Investment securities, at value*	$56,256,792
Interest and dividends receivable	45,361
Receivable for capital shares issued	168,228
Prepaid expenses	2

Total Assets	56,470,383

Liabilities
Payable for investments purchased	436,457
Payable for return of collateral received	10,760,309
Manager fees payable	14,133
Administration fees payable	1,496
Distribution fees payable	8,744
Administrative and compliance services fees payable	376
Other accrued liabilities	23,400

Total Liabilities	11,244,915

Net Assets	$45,225,468

Net Assets Consist of:
Capital	$44,820,672
Accumulated net investment income/(loss)	133,217
Net unrealized appreciation/(depreciation) on investments	271,579

Net Assets	$45,225,468

Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,216,986
Net Asset Value (offering and redemption price per share)	$10.72

*	Includes securities on loan of $10,533,930.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL First
Trust Target
Double Play
Fund

Investment Income:
Interest	$24,733
Dividends	190,699
Income from securities lending	253

Total Investment Income	215,685

Expenses:
Manager fees	62,661
Administration fees	4,611
Distribution fees	26,108
Audit fees	1,521
Administrative and compliance services fees	520
Custodian fees	14,854
Legal fees	1,356
Trustees’ fees	803
Other expenses	6,942

Total expenses before reductions	119,376
Less expenses waived/reimbursed by the Manager	(36,875)

Net Expenses	82,501

Net Investment Income/(Loss)	133,184

Realized and Unrealized Gains/(Losses) on Investments:
Change in unrealized appreciation/(depreciation) on investments	272,401

Net Realized and Unrealized Gains/(Losses) on Investments	272,401

Change in Net Assets Resulting from Operations	$405,585

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL First Trust
	Target Double Play Fund
	Six Months Ended	December 27, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Change in Net Asets:
Operations:
Net investment income/(loss)	$133,184	$33
Change in unrealized appreciation/(depreciation) on investments	272,401	(822)

Change in net assets resulting from operations	405,585	(789)

Capital Transactions:
Proceeds from shares issued	45,155,195	100,000
Value of shares redeemed	(434,523)	—

Change in net assets resulting from capital transactions	44,720,672	100,000

Change in net assets	45,126,257	99,211
Net Assets:
Beginning of period	99,211	—

End of period	$45,225,468	$99,211

Accumulated net investment income/(loss)	$133,217	$33

Share Transactions:
Shares issued	4,247,443	10,000
Shares redeemed	(40,457)	—

Change in shares	4,206,986	10,000

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	December 27, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.92	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	— *
Net Realized and Unrealized Gains/(Losses) on Investments	0.77	(0.08)

Total from Investment Activities	0.80	(0.08)

Net Asset Value, End of Period	$10.72	$9.92

Total Return**(b)	8.06%	0.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$45,225	$99
Net Investment Income/(Loss)(c)	1.28%	2.98%
Expenses Before Reductions***(c)	1.14%	0.97%
Expenses Net of Reductions(c)	0.79%	0.79%
Portfolio Turnover Rate(b)	0.00%	0.00%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL First Trust Target Double Play Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL First Trust Target Double Play Fund	$10,760,309	$10,533,930

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and First Trust Advisors L.P. (“First Trust”), First Trust provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL First Trust Target Double Play Fund	0.60%	0.79%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% for the period ending April 30, 2008.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2009
AZL First Trust Target Double Play Fund	$— **

**	Amount less than $0.50.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $132 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL First Trust Target Double Play Fund	$44,006,455	$—

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL First Trust Target Double Play Fund	$—	$—	$—

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed			Total
	Ordinary	Accumulated	Unrealized	Accumulated
	Income	Earnings	Depreciation	Earnings
AZL First Trust Target Double Play Fund	$33	$33	$(822)	$(789)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Franklin
Small Cap Value Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Franklin Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Franklin Small Cap Value Fund	$1,000.00	$1,105.70	$5.69	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Franklin Small Cap Value Fund	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Franklin Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Airlines	0.7%
Automobiles	4.1
Banking/Financial Services	1.7
Chemicals	2.0
Computers	1.4
Construction	2.4
Electronics	7.1
Health Care	3.8
Household	3.1
Insurance	9.3
Manufacturing	23.0
Metals/Mining	7.9
Oil/Gas	7.1
Paper/Forest Products	1.1
Pharmaceuticals	0.3
Real Estate Investment Trusts	0.5
Retail/Wholesale	9.1
Services	1.8
Transportation	7.6
Travel/Entertainment	0.7
Utilities	1.0
Short-Term Investments	46.2

141.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.7%):
Airlines (0.7%):
140,000	SkyWest, Inc.ˆ	$3,336,200

Automobiles (4.1%):
265,000	Monaco Coach Corp.ˆ	3,802,750
118,000	Superior Industries International, Inc.ˆ	2,567,680
140,000	Thor Industries, Inc.ˆ	6,319,600
395,000	Wabash National Corp.ˆ	5,778,850

		18,468,880

Banking/Financial Services (1.7%):
60,900	Chemical Financial Corp.ˆ	1,575,483
45,000	First Indiana Corp.ˆ	995,400
65,000	Peoples Bancorp, Inc.ˆ	1,759,550
332,868	TrustCo Bank Corp.ˆ	3,288,736

		7,619,169

Chemicals (2.0%):
94,800	Cabot Corp.	4,520,064
163,800	Westlake Chemical Corp.ˆ	4,606,056

		9,126,120

Computers (1.4%):
210,000	Avocent Corp.*ˆ	6,092,100

Construction (2.4%):
21,400	Astec Industries, Inc.*ˆ	903,508
74,000	M.D.C. Holdings, Inc.ˆ	3,578,640
181,600	M/I Homes, Inc.ˆ	4,830,560
41,000	Simpson Manufacturing Co., Inc.ˆ	1,383,340

		10,696,048

Electronics (7.1%):
162,600	Benchmark Electronics, Inc.*ˆ	3,678,012
165,000	Brady Corp., Class Aˆ	6,128,100
65,000	Gentex Corp.ˆ	1,279,850
55,000	Mettler-Toledo International, Inc.*	5,253,050
147,000	Mine Safety Appliances Co.ˆ	6,432,720
50,382	Nordson Corp.ˆ	2,527,161
174,000	OmniVision Technologies, Inc.*ˆ	3,151,140
185,000	Sierra Pacific Resources*	3,248,600

		31,698,633

Health Care (3.8%):
140,000	Hillenbrand Industries, Inc.	9,100,000
135,000	STERIS Corp.ˆ	4,131,000
80,000	West Pharmaceutical Services, Inc.ˆ	3,772,000

		17,003,000

Household (3.1%):
95,000	Ethan Allen Interiors, Inc.ˆ	3,253,750
210,000	Hooker Furniture Corp.ˆ	4,712,400
Common Stocks, continued
Household, continued
270,000	La-Z-Boy, Inc.ˆ	3,094,200
159,700	Russ Berrie & Co., Inc.*ˆ	2,975,211

		14,035,561

Insurance (9.3%):
30,000	American National Insurance Co.	4,578,000
156,100	Arthur J. Gallagher & Co.ˆ	4,352,068
245,000	Aspen Insurance Holdings, Ltd.	6,877,150
33,500	Erie Indemnity Co., Class Aˆ	1,810,340
191,000	IPC Holdings, Ltd.ˆ	6,167,390
58,700	Mercury General Corp.ˆ	3,234,957
290,000	Montpelier Re Holdings, Ltd.ˆ	5,376,600
76,900	Protective Life Corp.	3,676,589
55,000	RLI Corp.ˆ	3,077,250
50,400	StanCorp Financial Group, Inc.	2,644,992

		41,795,336

Manufacturing (23.0%):
40,000	A.O. Smith Corp.ˆ	1,595,600
103,975	American Woodmark Corp.ˆ	3,597,535
272,000	Apogee Enterprises, Inc.ˆ	7,567,040
13,100	Applied Industrial Technologies, Inc.	386,450
108,000	AptarGroup, Inc.	3,840,480
200	Baldor Electric Co.	9,856
100,100	Bassett Furniture Industries, Inc.	1,366,365
123,500	Bemis Co., Inc.	4,097,730
122,400	Bowater, Inc.ˆ	3,053,880
130,000	Briggs & Stratton Corp.ˆ	4,102,800
74,800	Carlisle Cos., Inc.ˆ	3,478,948
86,600	CIRCOR International, Inc.ˆ	3,501,238
40,400	CNH Global NVˆ	2,064,036
213,000	Cohu, Inc.ˆ	4,739,250
14,100	Franklin Electric Co., Inc.ˆ	665,238
43,000	Genlyte Group, Inc.*	3,377,220
138,000	Graco, Inc.ˆ	5,558,640
72,500	Kennametal, Inc.ˆ	5,947,175
177,400	Mueller Industries, Inc.	6,109,656
36,000	Powell Industries, Inc. *ˆ	1,143,360
237,566	RPM International, Inc.ˆ	5,490,150
65,000	Teleflex, Inc.	5,315,700
80,000	Trinity Industries, Inc.ˆ	3,483,200
128,200	Universal Forest Products, Inc.ˆ	5,417,732
183,000	Warnaco Group, Inc. (The)*	7,199,220
110,000	Watts Water Technologies, Inc., Class Aˆ	4,121,700
180,000	Winnebago Industries, Inc.	5,313,600

		102,543,799

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals/Mining (7.9%):
85,600	Arch Coal, Inc.ˆ	$2,978,880
433,000	Gerdau Ameristeel Corp.ˆ	6,334,790
257,000	Gibraltar Industries, Inc.ˆ	5,692,550
140,000	Reliance Steel & Aluminum Co.ˆ	7,876,400
260,000	Steel Dynamics, Inc.ˆ	10,896,600
40,000	Timken Co.	1,444,400

		35,223,620

Oil/Gas (7.1%):
60,000	Atmos Energy Corp.ˆ	1,803,600
40,000	Atwood Oceanics, Inc.*ˆ	2,744,800
99,000	Energen Corp.	5,439,060
76,000	Global Industries, Ltd.*	2,038,320
144,000	Helix Energy Solutions Group, Inc.*ˆ	5,747,040
103,000	Oil States International, Inc.*ˆ	4,258,020
82,000	Rowan Cos., Inc.	3,360,360
50,000	Tidewater, Inc.ˆ	3,544,000
47,000	Unit Corp.*	2,956,770

		31,891,970

Paper/Forest Products (1.1%):
230,000	Glatfelterˆ	3,125,700
160,000	Mercer International, Inc.*ˆ	1,632,000

		4,757,700

Pharmaceuticals (0.3%):
37,000	Pharmaceutical Product Development, Inc.	1,415,990

Real Estate Investment Trusts (0.5%):
90,000	Arbor Realty Trust, Inc.ˆ	2,322,900

Retail/Wholesale (9.1%):
25,000	Bob Evans Farms, Inc.ˆ	921,250
166,500	Brown Shoe Co., Inc.	4,049,280
211,000	Casey’s General Stores, Inc.ˆ	5,751,860
170,000	Christopher & Banks Corp.ˆ	2,915,500
14,800	Dillard’s, Inc., Class Aˆ	531,764
48,500	Gymboree Corp.*	1,911,385
196,000	Hot Topic, Inc.*ˆ	2,130,520
60,000	Men’s Wearhouse, Inc.	3,064,200
232,900	Pier 1 Imports, Inc.ˆ	1,977,321
178,000	Regis Corp.ˆ	6,808,500
110,000	Timberland Co., Class A*ˆ	2,770,900
309,800	Tuesday Morning Corp.ˆ	3,829,128
Common Stocks, continued
Retail/Wholesale, continued
265,000	West Marine, Inc.*ˆ	3,646,400
20,000	Zale Corp.*ˆ	476,200

		40,784,208

Services (1.8%):
160,000	ABM Industries, Inc.ˆ	4,129,600
46,000	Dollar Thrifty Automotive Group, Inc.*ˆ	1,878,640
29,000	EMCOR Group, Inc.*	2,114,100

		8,122,340

Transportation (7.6%):
95,900	Bristow Group, Inc.*ˆ	4,751,845
161,000	Genesee & Wyoming, Inc., Class A*ˆ	4,804,240
304,800	J.B. Hunt Transport Services, Inc.ˆ	8,936,736
55,000	Kansas City Southern*ˆ	2,064,700
69,000	Overseas Shipholding Group, Inc.	5,616,600
139,500	Teekay Shipping Corp.ˆ	8,078,445

		34,252,566

Travel/Entertainment (0.7%):
100,000	Brunswick Corp.	3,263,000

Utilities (1.0%):
98,000	Airgas, Inc.	4,694,200

Total Common Stocks (Cost $353,208,622)		429,143,340

Collateral for Securities on Loan (40.9%):
183,231,077	Northern Trust Liquid Institutional Asset Portfolio	183,231,077

Total Collateral for Securities on Loan (Cost $183,231,077)		183,231,077

Deposit Account (5.3%):
23,760,171	TNT Offshore Deposit Account	23,760,171

Total Deposit Account (Cost $23,760,171)		23,760,171

Total Investment Securities (Cost $560,199,870)(a)—141.9%		636,134,588
Net Other Assets (Liabilities)—(41.9)%		(187,685,027)

Net Assets—100.0%		$448,449,561

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $560,232,999. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$95,406,197
Unrealized depreciation	(19,504,608)

Net unrealized appreciation	$75,901,589

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	92.3%
Bermuda	4.1%
Greece	1.8%
Canada	1.4%
Netherlands	0.4%

100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Franklin
Small Cap
Value Fund

Assets
Investment securities, at cost	$560,199,870

Investment securities, at value*	$636,134,588
Interest and dividends receivable	430,986
Receivable for capital shares issued	125,482
Prepaid expenses	2,952

Total Assets	636,694,008

Liabilities
Payable for investments purchased	868,257
Payable for capital shares redeemed	3,709,672
Payable for return of collateral received	183,231,077
Manager fees payable	280,350
Administration and compliance fees payable	4,023
Distribution fees payable	93,450
Other accrued liabilities	57,618

Total Liabilities	188,244,447

Net Assets	$448,449,561

Net Assets Consist of:
Capital	$349,485,624
Accumulated net investment income/(loss)	3,473,708
Net realized gains/(losses) on investment transactions	19,555,511
Net unrealized appreciation/(depreciation) on investments	75,934,718

Net Assets	$448,449,561

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,565,551
Net Asset Value (offering and redemption price per share)	$19.87

*	Includes securities on loan of $177,753,151.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Franklin
Small Cap
Value Fund

Investment Income:
Interest	$429,250
Dividends	2,948,281
Income from securities lending	331,149

Total Investment Income	3,708,680

Expenses:
Manager fees	1,593,960
Administration fees	96,231
Distribution fees	531,320
Audit fees	14,316
Administrative and compliance services fees	7,919
Custodian fees	10,557
Legal fees	14,834
Trustees’ fees	11,476
Other expenses	39,633

Total Expenses	2,320,246

Net Investment Income/(Loss)	1,388,434

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	5,653,728
Change in unrealized appreciation/(depreciation) on investments	35,640,105

Net Realized and Unrealized Gains/(Losses) on Investments	41,293,833

Change in Net Assets Resulting from Operations	$42,682,267

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Franklin
	Small Cap Value Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,388,434	$2,085,274
Net realized gains/(losses) on investment transactions	5,653,728	13,905,255
Change in unrealized appreciation/(depreciation) on investments	35,640,105	30,085,733

Change in net assets resulting from operations	42,682,267	46,076,262

Dividends to Shareholders:
From net investment income	—	(935,723)
From net realized gains	—	(18,703,369)

Change in net assets resulting from dividends to shareholders	—	(19,639,092)

Capital Transactions:
Proceeds from shares issued	45,362,679	142,672,658
Proceeds from dividends reinvested	—	19,639,092
Value of shares redeemed	(33,668,667)	(63,912,417)

Change in net assets resulting from capital transactions	11,694,012	98,399,333

Change in net assets	54,376,279	124,836,503
Net Assets:
Beginning of period	394,073,282	269,236,779

End of period	$448,449,561	$394,073,282

Accumulated net investment income/(loss)	$3,473,708	$2,085,274

Share Transactions:
Shares issued	2,397,921	8,082,510
Dividends reinvested	—	1,176,697
Shares redeemed	(1,768,207)	(3,604,823)

Change in shares	629,714	5,654,384

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended				May 1, 2003 to
	June 30,	For the Year Ended December 31,			December 31,
	2007	2006	2005	2004	2003(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$17.96	$16.54	$15.63	$12.71	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	0.17	0.08 #	0.13	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	1.86	2.29	1.02	2.80	2.75

Total from Investment Activities	1.91	2.46	1.10	2.93	2.83

Dividends to Shareholders From:
Net Investment Income	—	(0.05)	(0.08)	—	(0.04)
Net Realized Gains	—	(0.99)	(0.11)	(0.01)	(0.08)

Total Dividends	—	(1.04)	(0.19)	(0.01)	(0.12)

Net Asset Value, End of Period	$19.87	$17.96	$16.54	$15.63	$12.71

Total Return*(b)	10.57%	15.41%	7.03%	23.10%	28.38%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$448,450	$394,073	$269,237	$128,697	$25,494
Net Investment Income/(Loss)(c)	0.65%	0.62%	0.49%	1.68%	1.54%
Expenses Before Reductions**(c)	1.09%	1.09%	1.15%	1.23%	1.60%
Expenses Net of Reductions(c)	1.09%	1.09%	1.15%	1.23%	1.25%
Portfolio Turnover Rate(b)	4.70%	14.71%	85.56%	21.14%	13.67%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

#	Average shares method used in calculation.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Franklin Small Cap Value Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investments transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Franklin Small Cap Value Fund	$183,359,885	$177,753,151

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Franklin Advisory Services, LLC (“Franklin”) and the Trust, Franklin provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Franklin Small Cap Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $7,267 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $12,455 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Small Cap Value Fund	$33,065,654	$19,082,003

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Franklin Small Cap Value Fund	$11,228,453	$8,410,639	$19,639,092

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Franklin Small Cap Value Fund	$9,576,864	$6,443,322	$16,020,186	$40,261,484	$56,281,670

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Jennison
20/20 Focus Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Jennison 20/20 Focus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Jennison 20/20 Focus Fund	$1,000.00	$1,079.00	$5.31	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Jennison 20/20 Focus Fund	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Jennison 20/20 Focus Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace/Defense	5.4%
Banking/Financial Services	9.7
Beverages	2.5
Chemicals	3.1
Computers	14.0
Electronics	4.8
Food	5.3
Insurance	4.9
Manufacturing	4.7
Media	1.3
Oil/Gas	7.7
Pharmaceuticals	9.5
Retail/Wholesale	9.4
Services	5.2
Telecommunications	5.1
Travel/Entertainment	2.6
Utilities	2.4
Short-Term Investments	12.8

110.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.6%):
Aerospace/ Defense (5.4%):
100,600	Boeing Co.	$9,673,696
138,800	United Technologies Corp.	9,845,084

		19,518,780

Banking/Financial Services (9.7%):
205,900	Bank of New York Co., Inc.	8,532,496
40,500	Goldman Sachs Group, Inc.	8,778,375
402,700	H&R Block, Inc.	9,411,099
134,000	UBS AGˆ	8,041,340

		34,763,310

Beverages (2.5%):
141,300	PepsiCo, Inc.	9,163,305

Chemicals (3.1%):
154,800	E. I. du Pont de Nemours and Co.	7,870,032
50,600	Monsanto Co.	3,417,524

		11,287,556

Computers (14.0%):
252,100	Adobe Systems, Inc.*	10,121,815
85,100	Apple, Inc.*	10,385,604
358,000	Cisco Systems, Inc.*	9,970,300
22,600	Google, Inc., Class A*	11,828,388
403,900	Symantec Corp.*	8,158,780

		50,464,887

Electronics (4.8%):
392,600	Intel Corp.	9,328,176
441,800	Marvell Technology Group, Ltd.*ˆ	8,045,178

		17,373,354

Food (5.3%):
169,100	Cadbury Schweppes plc, ADRˆ	9,182,130
369,300	ConAgra Foods, Inc.	9,919,398

		19,101,528

Insurance (4.9%):
255,200	American International Group, Inc.	17,871,656

Manufacturing (4.7%):
147,200	Honeywell International, Inc.	8,284,416
179,600	Tenaris SA, ADRˆ	8,793,216

		17,077,632

Media (1.3%):
139,700	News Corp., Class A	2,963,037
156,200	XM Satellite Radio Holdings, Inc., Class A*	1,838,474

		4,801,511

Common Stocks, continued
Oil/Gas (7.7%):
229,000	Halliburton Co.	7,900,500
151,600	Hess Corp.	8,938,336
122,300	Suncor Energy, Inc.ˆ	10,997,216

		27,836,052

Pharmaceuticals (9.5%):
305,300	Elan Corp. plc, ADR*ˆ	6,695,229
273,400	Gilead Sciences, Inc.*	10,599,718
95,900	Roche Holding AG, ADRˆ	8,505,496
274,500	Schering-Plough Corp.	8,355,780

		34,156,223

Retail/Wholesale (9.4%):
229,300	Best Buy Co., Inc.	10,701,431
136,500	Coach, Inc.*	6,468,735
189,500	Wal-Mart Stores, Inc.	9,116,845
423,800	Xerox Corp.*	7,831,824

		34,118,835

Services (5.2%):
241,800	Career Education Corp.*ˆ	8,165,586
271,300	Waste Management, Inc.	10,594,265

		18,759,851

Telecommunications (5.1%):
212,100	QUALCOMM, Inc.	9,203,019
453,500	Sprint Nextel Corp.	9,391,985

		18,595,004

Travel/ Entertainment (2.6%):
277,700	Walt Disney Co.	9,480,678

Utilities (2.4%):
209,800	NRG Energy, Inc.*ˆ	8,721,386

Total Common Stocks (Cost $310,825,331)		353,091,548

Collateral for Securities on Loan (8.6%):
31,224,939	Northern Trust Liquid Institutional Asset Portfolio	31,224,939

Total Collateral for Securities on Loan (Cost $31,224,939)		31,224,939

Deposit Account (4.2%):
15,120,194	TNT Offshore Deposit Account	15,120,194

Total Deposit Account (Cost $15,120,194)		15,120,194

Total Investment Securities (Cost $357,170,464)(a)—110.4%		399,436,681
Net Other Assets (Liabilities)—(10.4)%		(37,510,962)

Net Assets—100.0%		$361,925,719

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $360,120,170. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$42,672,250
Unrealized depreciation	(3,355,739)

Net unrealized appreciation	$39,316,511

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	83.6%
Switzerland	4.5%
Canada	3.0%
United Kingdom	2.5%
Luxembourg	2.4%
Bermuda	2.2%
Ireland	1.8%

Total	100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Jennison
20/20 Focus
Fund

Assets
Investment securities, at cost	$357,170,464

Investment securities, at value*	$399,436,681
Interest and dividends receivable	120,309
Receivable for capital shares issued	96,440
Receivable for investments sold	8,981,495
Prepaid expenses	2,412

Total Assets	408,637,337

Liabilities
Payable for investments purchased	8,216,047
Payable for capital shares redeemed	6,912,870
Payable for return of collateral received	31,224,939
Manager fees payable	215,202
Administration fees payable	12,895
Distribution fees payable	75,390
Administrative and compliance services fees payable	3,246
Other accrued liabilities	51,029

Total Liabilities	46,711,618

Net Assets	$361,925,719

Net Assets Consist of:
Capital	$297,954,938
Accumulated net investment income/(loss)	1,150,024
Net realized gains/(losses) on investment transactions	20,554,540
Net unrealized appreciation/(depreciation) on investments	42,266,217

Net Assets	$361,925,719

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,097,342
Net Asset Value (offering and redemption price per share)	$15.02

*	Includes securities on loan of $30,654,076.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Jennison
20/20 Focus
Fund

Investment Income:
Interest	$243,451
Dividends	1,644,529
Income from securities lending	350,255

Total Investment Income	2,238,235

Expenses:
Manager fees	1,330,279
Administration fees	77,002
Distribution fees	425,186
Audit fees	11,295
Administrative and compliance services fees	6,378
Custodian fees	12,364
Legal fees	13,831
Trustees’ fees	9,801
Other expenses	30,571

Total expenses before reductions	1,916,707
Less expenses waived/reimbursed by the Manager	(98,525)
Less expenses paid indirectly	(59,836)

Net Expenses	1,758,346

Net Investment Income/(Loss)	479,889

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	11,104,045
Change in unrealized appreciation/(depreciation) on investments	14,186,119

Net Realized and Unrealized Gains/(Losses) on Investments	25,290,164

Change in Net Assets Resulting from Operations	$25,770,053

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Jennison
	20/20 Focus Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$479,889	$670,135
Net realized gains/(losses) on investments	11,104,045	9,723,107
Change in unrealized appreciation/(depreciation) on investments	14,186,119	18,123,051

Change in net assets resulting from operations	25,770,053	28,516,293

Dividends to Shareholders:
From net realized gains on investments	—	(164,256)

Change in net assets resulting from dividends to shareholders	—	(164,256)

Capital Transactions:
Proceeds from shares issued	55,679,438	190,236,859
Proceeds from dividends reinvested	—	164,256
Value of shares redeemed	(33,972,956)	(50,358,321)

Change in net assets resulting from capital transactions	21,706,482	140,042,794

Change in net assets	47,476,535	168,394,831
Net Assets:
Beginning of period	314,449,184	146,054,353

End of period	$361,925,719	$314,449,184

Accumulated net investment income/(loss)	$1,150,024	$670,135

Share Transactions:
Shares issued	3,820,325	14,771,902
Dividends reinvested	—	12,894
Shares redeemed	(2,305,692)	(4,029,769)

Change in shares	1,514,633	10,755,027

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.92	$12.35	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.03	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	1.08	1.55	2.35

Total from Investment Activities	1.10	1.58	2.36

Dividends to Shareholders From:
Net Investment Income	—	—	(0.01)
Net Realized Gains	—	(0.01)	—

Total Dividends	—	(0.01)	(0.01)

Net Asset Value, End of Period	$15.02	$13.92	$12.35

Total Return*(b)	7.90%	12.79%	23.61%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$361,926	$314,449	$146,054
Net Investment Income/(Loss)(c)	0.28%	0.28%	0.28%
Expenses Before Reductions**(c)	1.13%	1.15%	1.23%
Expenses Net of Reductions(c)	1.03%	1.08%	1.20%
Expenses Net of Reductions(c)(d)	1.07%	1.11%	N/A
Portfolio Turnover Rate(b)	59.21%	129.27%	59.04%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Jennison 20/20 Focus Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Jennison 20/20 Focus Fund	$31,224,939	$30,654,076

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Jennison Associates LLC, (the subadviser is also affiliated with Prudential Investment Management, Inc.), (“Jennison”) and the Trust, Jennison provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Rate**	Expense Limit
AZL Jennison 20/20 Focus Fund	0.80%	0.75%	1.20%

*	For the period January 1, 2007 through April 30, 2007. Also, for the period January 1, 2007 through April 30, 2007, the Manager and the Fund entered into a written agreement whereby the Manager voluntarily reduced the management fee as follows: the first $100 million at 0.80%, and over $100 million at 0.70%.

**	Effective May 1, 2007, the Manager reduced its management fee from 0.80% to 0.75%. Also, the Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee for the period May 1, 2007 through April 30, 2008 as follows: the first $100 million at 0.75%, and over $100 million at 0.70%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $6,196 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $33,652 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Jennison 20/20 Focus Fund	$224,152,556	$195,039,232

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Jennison 20/20 Focus Fund	$164,256	$—	$164,256

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Jennison 20/20 Focus Fund	$3,290,923	$7,102,319	$10,393,242	$27,807,486	$38,200,728

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Investment Advisory Agreement (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) consists of 40 separate investment portfolios as of June 30, 2007 (collectively, the “Funds”), each of which is a series of the Trust. The Trust’s investment manager, Allianz Life Advisers, LLC (the “Manager”), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

The Trust’s Board of Trustees periodically reviews and at least annually approves the advisory fee paid by the Fund to the Manager under the Trust’s investment management agreement (the “Advisory Agreement”). This most recent annual renewal/approval process occurred at the Board of Trustees meeting of October 24, 2006, at which time the Advisory Agreement was approved. (See the section of the annual report to shareholders entitled “Approval of Investment Advisory and Subadvisory Agreements” for the year ended December 31, 2006.)

In connection with a telephonic meeting held February 16, 2007, and at an “in person” meeting held on February 24, 2007, the Board considered the recommendation of the Manager that in connection with an application to the Securities and Exchange Commission for a “substitution order” (under which the Fund will acquire additional assets), the management fee paid by the Fund be lowered from 0.80% to 0.75% (which fees are payable on an annual basis as a percentage of Fund net assets). At the February 24, 2007 meeting the Board approved an amended Advisory Agreement to reflect such reduced fee, effective May 1, 2007. This reduction is expected to reduce current net operating expenses to the extent that the Fund continues to operate below the contractual expense limit in effect for the Fund.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Jennison
Growth Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Jennison Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Jennison Growth Fund	$1,000.00	$1,045.60	$5.98	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Jennison Growth Fund	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Jennison Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace/Defense	4.2%
Banking/Financial Services	8.9
Beverages	2.1
Chemicals	1.6
Computers	21.8
E-Commerce	1.9
Electronics	5.6
Health Care	8.7
Household	3.4
Insurance	2.3
Manufacturing	2.3
Media	2.8
Oil/Gas	2.6
Pharmaceuticals	12.5
Restaurants	0.5
Retail/Wholesale	8.1
Telecommunications	4.1
Travel/Entertainment	5.6
Short-Term Investments	7.2

106.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.0%):
Aerospace/Defense (4.2%):
11,400	Boeing Co.	$1,096,224
15,100	United Technologies Corp.	1,071,043

		2,167,267

Banking/Financial Services (8.9%):
10,700	American Express Co.	654,626
32,400	Charles Schwab Corp.	664,848
5,500	Goldman Sachs Group, Inc.	1,192,125
9,400	Lazard, Ltd., Class Aˆ	423,282
9,900	NYSE Euronextˆ	728,838
16,100	UBS AG	966,161

		4,629,880

Beverages (2.1%):
17,000	PepsiCo, Inc.	1,102,450

Chemicals (1.6%):
12,000	Monsanto Co.	810,480

Computers (21.8%):
38,000	Adobe Systems, Inc.*	1,525,700
12,000	Apple, Inc.*	1,464,480
9,100	Ciena Corp.*ˆ	328,783
45,100	Cisco Systems, Inc.*	1,256,035
7,600	Electronic Arts, Inc.*	359,632
4,900	Google, Inc., Class A*	2,564,562
23,500	Hewlett-Packard Co.	1,048,570
6,500	Infosys Technologies, Ltd., ADRˆ	327,470
20,700	Juniper Networks, Inc.*	521,019
37,900	Microsoft Corp.	1,116,913
4,300	Research In Motion, Ltd.*	859,957

		11,373,121

E-Commerce (1.9%):
8,400	Akamai Technologies, Inc.*	408,576
17,300	eBay, Inc.*	556,714

		965,290

Electronics (5.6%):
13,600	Broadcom Corp., Class A*	397,800
46,100	Intel Corp.	1,095,336
45,400	Marvell Technology Group, Ltd.*	826,734
10,100	NVIDIA Corp.*	417,231
3,000	Sony Corp., ADR	154,110

		2,891,211

Health Care (8.7%):
19,100	Abbott Laboratories	1,022,805
6,600	Alcon, Inc.	890,406
13,800	Baxter International, Inc.	777,492
14,300	Genentech, Inc.*	1,081,938
17,600	St. Jude Medical, Inc.*	730,224

		4,502,865

Common Stocks, continued
Household (3.4%):
14,000	Colgate-Palmolive Co.	907,900
14,040	Procter & Gamble Co.	859,108

		1,767,008

Insurance (2.3%):
17,400	American International Group, Inc.	1,218,522

Manufacturing (2.3%):
31,200	General Electric Co.	1,194,336

Media (2.8%):
7,300	McGraw-Hill Cos., Inc. (The)	496,984
45,100	News Corp., Class A	956,571

		1,453,555

Oil/Gas (2.6%):
9,000	Occidental Petroleum Corp.	520,920
7,100	Schlumberger, Ltd.	603,074
2,400	Suncor Energy, Inc.	215,808

		1,339,802

Pharmaceuticals (12.5%):
12,300	Elan Corp. plc, ADR*ˆ	269,739
45,400	Gilead Sciences, Inc.*	1,760,158
6,200	Merck & Co., Inc.	308,760
11,200	Novartis AG, ADRˆ	627,984
14,900	Roche Holding AG, ADR	1,321,500
20,700	Schering-Plough Corp.	630,108
15,400	Teva Pharmaceutical Industries, Ltd., ADR	635,250
16,400	Wyeth	940,376

		6,493,875

Restaurants (0.5%):
10,000	Starbucks Corp.*	262,400

Retail/Wholesale (8.1%):
23,500	Coach, Inc.*	1,113,665
5,100	Costco Wholesale Corp.	298,452
7,000	Kohl’s Corp.*	497,210
16,900	Lowe’s Cos., Inc.	518,661
12,000	NIKE, Inc., Class B	699,480
18,500	Saks, Inc.ˆ	394,975
10,500	Target Corp.	667,800

		4,190,243

Telecommunications (4.1%):
9,800	NII Holdings, Inc., Class B*	791,252
31,200	QUALCOMM, Inc.	1,353,768

		2,145,020

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Travel/Entertainment (5.6%):
14,900	International Game Technology	$591,530
2,900	Las Vegas Sands Corp.*ˆ	221,531
14,900	Marriott International, Inc., Class A	644,276
43,200	Walt Disney Co.	1,474,848

		2,932,185

Total Common Stocks (Cost $44,659,273)		51,439,510

Collateral for Securities on Loan (5.7%):
2,959,739	Northern Trust Liquid Institutional Asset Portfolio	2,959,739

Collateral for Securities on Loan, continued
Total Collateral for Securities on Loan (Cost $2,959,739)		2,959,739

Deposit Account (1.5%):
755,784	TNT Offshore Deposit Account	755,784

Total Deposit Account (Cost $755,784)		755,784

Total Investment Securities (Cost $48,374,796)(a)—106.2%		55,155,033
Net Other Assets (Liabilities)—(6.2)%		(3,219,641)

Net Assets—100.0%		$51,935,392

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All of a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $49,142,969. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$6,786,381
Unrealized depreciation	(774,317)

Net unrealized appreciation	$6,012,064

The following represents the concentrations by country based upon the total fair value of investment securities as June 30, 2007.

Country	Percentage
United States	84.4%
Switzerland	7.3%
Bermuda	2.4%
Canada	2.1%
Israel	1.2%
Netherlands Antilles	1.2%
India	0.6%
Ireland	0.5%
Japan	0.3%

100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Jennison
Growth
Fund

Assets
Investment securities, at cost	$48,374,796

Investment securities, at value*	$55,155,033
Interest and dividends receivable	27,447
Receivable for capital shares issued	16,627
Receivable for investments sold	266,712
Prepaid expenses	399

Total Assets	55,466,218

Liabilities
Payable for investments purchased	511,349
Payable for capital shares redeemed	87
Payable for return of collateral received	2,959,739
Manager fees payable	36,170
Administration fees payable	1,845
Distribution fees payable	10,787
Administrative and compliance services fees payable	464
Other accrued liabilities	10,385

Total Liabilities	3,530,826

Net Assets	$51,935,392

Net Assets Consist of:
Capital	$47,211,121
Accumulated net investment income/(loss)	(20,619)
Net realized gains/(losses) on investment transactions	(2,035,347)
Net unrealized appreciation/(depreciation) on investments	6,780,237

Net Assets	$51,935,392

Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,048,155
Net Asset Value (offering and redemption price per share)	$12.83

*	Includes securities on loan of $2,868,640.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Jennison
Growth
Fund

Investment Income:
Interest	$21,419
Dividends	229,511
Income from securities lending	32,895

Total Investment Income	283,825

Expenses:
Manager fees	205,753
Administration fees	11,659
Distribution fees	64,298
Audit fees	1,877
Administrative and compliance services fees	943
Custodian fees	7,648
Legal fees	2,214
Trustees’ fees	1,570
Recoupment of prior expenses reimbursed by the Manager	5,249
Other expenses	7,418

Total expenses before reductions	308,629
Less expenses paid indirectly	(4,185)

Net Expenses	304,444

Net Investment Income/(Loss)	(20,619)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	369,275
Change in unrealized appreciation/(depreciation) on investments	1,952,820

Net Realized and Unrealized Gains/(Losses) on Investments	2,322,095

Change in Net Assets Resulting from Operations	$2,301,476

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Jennison
	Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(20,619)	$(97,040)
Net realized gains/(losses) on investments	369,275	(2,265,885)
Change in unrealized appreciation/(depreciation) on investments	1,952,820	2,669,510

Change in net assets resulting from operations	$2,301,476	306,585

Capital Transactions:
Proceeds from shares issued	6,776,573	31,883,412
Value of shares redeemed	(6,526,216)	(19,383,536)

Change in net assets resulting from capital transactions	250,357	12,499,876

Change in net assets	2,551,833	12,806,461
Net Assets:
Beginning of period	49,383,559	36,577,098

End of period	$51,935,392	$49,383,559

Accumulated net investment income/(loss)	$(20,619)	$—

Share Transactions:
Shares issued	539,534	2,666,801
Shares redeemed	(516,687)	(1,669,270)

Change in shares	22,847	997,531

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.27	$12.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)	(0.02)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.57	0.21	2.09

Total from Investment Activities	0.56	0.19	2.08

Net Asset Value, End of Period	$12.83	$12.27	$12.08

Total Return*(b)	4.56%	1.57%	20.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$51,935	$49,384	$36,577
Net Investment Income/(Loss)(c)	(0.08)%	(0.22)%	(0.45)%
Expenses Before Reductions**(c)	1.20%	1.19%	1.29%
Expenses Net of Reductions(c)	1.18%	1.18%	1.20%
Expenses Net of Reductions(c)(d)	1.20%	1.19%	N/A
Portfolio Turnover Rate(b)	36.12%	88.02%	24.31%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Jennison Growth Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Jennison Growth Fund	$2,959,739	$2,868,640

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Jennison Associates LLC, (the subadviser is also affiliated with Prudential Investment Management, Inc.), (“Jennison”) and the Trust, Jennison provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Jennison Growth Fund	0.80%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2008
AZL Jennison Growth Fund	$1,837

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $966 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $2,440 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Jennison Growth Fund	$19,510,195	$18,282,584

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

At December 31, 2006 the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2013	12/31/2014
AZL Jennison Growth Fund	$88,295	$2,195,695

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $70,190 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Jennison Growth Fund	$—	$—	$—

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(a)	Earnings
AZL Jennison Growth Fund	$(2,354,180)	$4,776,975	$2,422,795

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (”Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Legg Mason
Growth Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Legg Mason Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Legg Mason Growth Fund	$1,000.00	$1,126.50	$6.01	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Legg Mason Growth Fund	$1,000.00	$1,019.14	$5.71	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Legg Mason Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Banking/Financial Services	12.6%
Computers	18.7
E-Commerce	14.5
Electronics	5.1
Energy	1.7
Health Care	4.2
Insurance	4.4
Manufacturing	7.0
Media	2.0
Retail/Wholesaler	3.2
Services	12.4
Telecommunications	10.9
Short-Term Investments	18.9

115.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.7%):
Banking & Financial Services (12.6%):
107,200	Citigroup, Inc.	$5,498,288
163,600	Countrywide Financial Corp.ˆ	5,946,860
113,000	E*TRADE Financial Corp.*	2,496,170
10,100	Goldman Sachs Group, Inc.	2,189,175

		16,130,493

Computers (18.7%):
89,000	Cisco Systems, Inc.*	2,478,650
90,300	Electronic Arts, Inc.*	4,272,996
10,150	Google, Inc., Class A*	5,312,307
60,600	NAVTEQ Corp.*ˆ	2,565,804
349,400	Yahoo!, Inc.*	9,479,222

		24,108,979

E-Commerce (14.5%):
141,000	Amazon.com, Inc.*	9,645,810
191,700	eBay, Inc.*	6,168,906
94,800	Expedia, Inc.*	2,776,692

		18,591,408

Electronics (5.1%):
107,300	Jabil Circuit, Inc.ˆ	2,368,111
112,300	Texas Instruments, Inc.	4,225,849

		6,593,960

Energy (1.7%):
34,900	SunPower Corp., Class A*ˆ	2,200,445

Health Care (4.2%):
64,000	Aetna, Inc.	3,161,600
39,200	Amgen, Inc.*	2,167,368

		5,328,968

Insurance (4.4%):
80,700	American International Group, Inc.	5,651,421

Manufacturing (7.0%):
39,500	Caterpillar, Inc.	3,092,850
152,100	General Electric Co.	5,822,388

		8,915,238

Common Stocks, continued
Media (2.0%):
218,400	XM Satellite Radio Holdings, Inc., Class A*ˆ	2,570,568

Retail/Wholesale (3.2%):
103,400	Home Depot, Inc.	4,068,790

Services (12.4%):
22,500	FedEx Corp.	2,496,825
30,300	Fluor Corp.ˆ	3,374,511
33,600	Foster Wheeler, Ltd.*	3,594,864
90,200	Quanta Services, Inc.*ˆ	2,766,434
78,300	Shaw Group, Inc. (The)*ˆ	3,624,507

		15,857,141

Telecommunications (10.9%):
270,500	Nokia Oyj Corp., ADRˆ	7,603,755
146,600	QUALCOMM, Inc.	6,360,974

		13,964,729

Total Common Stocks (Cost $106,899,151)		123,982,140

Collateral for Securities on Loan (15.6%):
20,021,669	Northern Trust Liquid Institutional Asset Portfolio	20,021,669

Total Collateral for Securities on Loan (Cost $20,021,669)		20,021,669

Deposit Account (3.3%):
4,170,846	NTRS London Deposit Account	4,170,846

Total Deposit Account (Cost $4,170,846)		4,170,846

Total Investment Securities (Cost $131,091,666) (a)—115.6%		148,174,655
Net Other Assets (Liabilities)—(15.6)%		(20,009,356)

Net Assets—100.0%		$128,165,299

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

ADR—American Depositary Receipt

(a)	Cost for federal income tax purposes is $131,364,753. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$21,865,644
Unrealized depreciation	(5,055,742)

Net unrealized appreciation	$16,809,902

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	91.3%
Finland	5.9%
Bermuda	2.8%

100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Legg Mason
Growth Fund

Assets
Investment securities, at cost	$131,091,666

Investment securities, at value*	$148,174,655
Interest and dividends receivable	62,692
Receivable for capital shares issued	1,044,812
Prepaid expenses	968

Total Assets	149,283,127

Liabilities
Payable for investments purchased	977,056
Payable for return of collateral received	20,021,669
Manager fees payable	79,672
Administration fees payable	4,259
Distribution fees payable	24,898
Administrative and compliance services fees payable	1,072
Other accrued liabilities	9,202

Total Liabilities	21,117,828

Net Assets	$128,165,299

Net Assets Consist of:
Capital	$105,949,037
Accumulated net investment income/(loss)	(29,646)
Net realized gains/(losses) on investment transactions	5,162,919
Net unrealized appreciation/(depreciation) on investments	17,082,989

Net Assets	$128,165,299

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,527,454
Net Asset Value (offering and redemption price per share)	$13.45

*	Includes securities on loan of $20,482,185.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Legg Mason
Growth Fund

Investment Income:
Interest	$50,391
Dividends	483,554
Income from securities lending	19,906

Total Investment Income	553,851

Expenses:
Manager fees	436,080
Administration fees	23,200
Distribution fees	128,258
Audit fees	3,831
Administrative and compliance services fees	1,974
Custodian fees	6,360
Legal fees	4,876
Trustees’ fees	3,312
Other expenses	9,892

Total expenses before reductions	617,783
Less expenses waived/reimbursed by the Manager	(25,652)
Less expenses paid indirectly	(8,634)

Net Expenses	583,497

Net Investment Income/(Loss)	(29,646)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	2,879,218
Change in unrealized appreciation/(depreciation) on investments	9,460,226

Net Realized and Unrealized Gains/(Losses) on Investments	12,339,444

Change in Net Assets Resulting from Operations	$12,309,798

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Legg
	Mason Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(29,646)	$(275,037)
Net realized gains/(losses) on investment transactions	2,879,218	2,662,085
Change in unrealized appreciation/(depreciation) on investments	9,460,226	(1,437,054)

Change in net assets resulting from operations	12,309,798	949,994

Dividends to Shareholders:
From net realized gains on investments	—	(3,341,959)

Change in net assets resulting from dividends to shareholders	—	(3,341,959)

Capital Transactions:
Proceeds from shares issued	26,825,105	34,811,099
Proceeds from dividends reinvested	—	3,341,959
Value of shares redeemed	(7,365,210)	(18,944,738)

Change in net assets resulting from capital transactions	19,459,895	19,208,320

Change in net assets	31,769,693	16,816,355
Net Assets:
Beginning of period	96,395,606	79,579,251

End of period	$128,165,299	$96,395,606

Accumulated net investment income/(loss)	$(29,646)	$—

Share Transactions:
Shares issued	2,052,115	2,944,823
Dividends reinvested	—	308,299
Shares redeemed	(595,516)	(1,633,339)

Change in shares	1,456,599	1,619,783

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended					May 1, 2002 to
	June 30,	For the Year Ended December 31,				December 31,
	2007	2006	2005	2004	2003	2002(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.94	$12.34	$11.24	$10.40	$7.62	$10.00

Investment Activities:
Net Investment Income/(Loss)	— *	(0.03)	(0.04)	(0.05)	(0.03)	(0.02)
Net Realized and Unrealized Gains/(Losses) on Investments	1.51	0.07	1.28	0.89	2.81	(2.36)

Total from Investment Activities	1.51	0.04	1.24	0.84	2.78	(2.38)

Dividends to Shareholders From:
Net Realized Gains	—	(0.44)	(0.14)	—	—	—

Total Dividends	—	(0.44)	(0.14)	—	—	—

Net Asset Value, End of Period	$13.45	$11.94	$12.34	$11.24	$10.40	$7.62

Total Return**(b)	12.65%	0.70%	11.06%	8.08%	36.48%	(23.80)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$128,165	$96,396	$79,579	$49,355	$30,276	$6,131
Net Investment Income/(Loss)(c)	(0.06)%	(0.32)%	(0.50)%	(0.51)%	(0.55)%	(0.51)%
Expenses Before Reductions***(c)	1.20%	1.32%	1.30%	1.35%	1.63%	3.78%
Expenses Net of Reductions(c)	1.14%	1.28%	1.30%	1.27%	1.20%	1.20%
Expenses Net of Reductions(c)(d)	1.15%	1.29%	1.30%	N/A	N/A	N/A
Portfolio Turnover Rate(b)	23.29%	39.53%	106.33%	138.77%	139.34%	133.17%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Legg Mason Growth Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Legg Mason Growth Fund	$20,686,400	$20,482,185

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Legg Mason Capital Management, Inc. (“LMCM”) and the Trust, LMCM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Legg Mason Growth Fund	0.85%	1.30%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fees to 0.80% for the period May 1, 2006 through April 30, 2008.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $2,039 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $921 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Legg Mason Growth Fund	$40,574,959	$23,789,867

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Legg Mason Growth Fund	$1,758,218	$1,583,741	$3,341,959

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Legg Mason Growth Fund	$269,044	$2,269,679	$2,538,723	$7,367,741	$9,906,464

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Legg Mason
Value Fund
Semi-Annual Report
June 30, 2007
(Unaudited)
SANNRPT 0607   8/07

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Legg Mason Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Legg Mason Value Fund	$1,000.00	$1,048.90	$5.49	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Legg Mason Value Fund	$1,000.00	$1,019.44	$5.41	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Legg Mason Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Automobiles	0.6%
Banking/Financial Services	11.7
Computers	17.5
Construction	1.9
E-Commerce	15.7
Electronics	0.7
Health Care	11.7
Insurance	2.4
Manufacturing	11.7
Media	4.4
Retail/Wholesale	6.3
Telecommunications	10.0
Utilities	5.2
Short-Term Investments	6.8

106.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.8%):
Automobiles (0.6%):
64,700	General Motors Corp.ˆ	$2,445,660

Banking & Financial Services (11.7%):
91,300	Capital One Financial Corp.ˆ	7,161,572
217,700	Citigroup, Inc.	11,165,833
351,700	Countrywide Financial Corp.ˆ	12,784,295
389,100	JPMorgan Chase & Co.	18,851,895

		49,963,595

Computers (17.5%):
215,900	CA, Inc.	5,576,697
248,200	Cisco Systems, Inc.*	6,912,370
136,700	Electronic Arts, Inc.*ˆ	6,468,644
42,100	Google, Inc., Class A*	22,034,297
179,100	Hewlett-Packard Co.	7,991,442
62,100	International Business Machines Corp.	6,536,025
258,900	Seagate Technologyˆ	5,636,253
528,300	Yahoo!, Inc.*ˆ	14,332,779

		75,488,507

Construction (1.9%):
37,400	Beazer Homes USA, Inc.ˆ	922,658
229,200	Pulte Homes, Inc.ˆ	5,145,540
52,200	Ryland Group, Inc.ˆ	1,950,714

		8,018,912

E-Commerce (15.7%):
461,400	Amazon.com, Inc.*ˆ	31,564,374
371,600	eBay, Inc.*	11,958,088
398,700	Expedia, Inc.*	11,677,923
343,500	IAC/InterActiveCorp*ˆ	11,888,535

		67,088,920

Electronics (0.7%):
157,300	Motorola, Inc.	2,784,210

Health Care (11.7%):
336,300	Aetna, Inc.	16,613,220
152,000	Health Net, Inc.*	8,025,600
261,400	Pfizer, Inc.	6,683,998
367,300	UnitedHealth Group, Inc.	18,783,722

		50,106,540

Common Stocks, continued
Insurance (2.4%):
146,400	American International Group, Inc.	10,252,392

Manufacturing (11.7%):
128,600	Centex Corp.	5,156,860
444,600	Eastman Kodak Co.ˆ	12,373,218
217,900	General Electric Co.	8,341,212
713,900	Tyco International, Ltd.	24,122,681

		49,993,971

Media (4.4%):
362,625	DIRECTV Group, Inc.*ˆ	8,380,264
496,600	Time Warner, Inc.	10,448,464

		18,828,728

Retail/Wholesale (6.3%):
248,700	Home Depot, Inc.ˆ	9,786,345
101,400	Sears Holdings Corp.*	17,187,300

		26,973,645

Telecommunications (10.0%):
2,086,200	Qwest Communications International, Inc.*ˆ	20,236,140
1,096,300	Sprint Nextel Corp.ˆ	22,704,373

		42,940,513

Utilities (5.2%):
1,026,000	AES Corp.*ˆ	22,448,880

Total Common Stocks (Cost $360,189,508)		427,334,473

Collateral for Securities on Loan (4.9%):
20,948,999	Northern Trust Liquid Institutional Asset Portfolio	20,948,999

Total Collateral for Securities on Loan (Cost $20,948,999)		20,948,999

Deposit Account (1.9%):
8,272,604	NTRS London Deposit Account	8,272,604

Total Deposit Account (Cost $8,272,604)		8,272,604

Total Investment Securities (Cost $389,411,111) (a)—106.6%		456,556,076
Net Other Assets (Liabilities)—(6.6)%		(28,263,180)

Net Assets—100.0%		$428,292,896

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

(a)	Cost for federal income tax purposes is $391,046,650. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$82,006,621
Unrealized depreciation	(16,497,195)

Net unrealized appreciation	$65,509,426

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	93.2%
Bermuda	5.5%
Cayman Islands	1.3%

100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Legg
Mason Value
Fund

Assets
Investments, at cost	$389,411,111

Investments, at value*	$456,556,076
Interest and dividends receivable	213,788
Receivable for capital shares issued	92,132
Receivable for investments sold	249,789
Prepaid expenses	2,320

Total Assets	457,114,105

Liabilities
Payable for capital shares redeemed	7,439,183
Payable for return of collateral received	20,948,999
Manager fees payable	271,899
Administration fees payable	15,503
Distribution fees payable	90,633
Administrative and compliance service fees payable	3,902
Other accrued liabilities	51,090

Total Liabilities	28,821,209

Net Assets	$428,292,896

Net Assets Consist of:
Capital	$352,849,655
Accumulated net investment income/(loss)	(529,197)
Net realized gains/(losses) on investment transactions	8,827,473
Net unrealized appreciation/(depreciation) on investments	67,144,965

Net Assets	$428,292,896

Shares of beneficial interest (unlimited number of shares authorized, no par value)	31,221,865
Net Asset Value (offering and redemption price per share)	$13.72

*	Includes securities on loan of $21,300,909.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Legg
Mason Value
Fund

Investment Income:
Interest	$77,354
Dividends	1,638,915
Income from securities lending	10,529

Total Investment Income	1,726,798

Expenses:
Manager fees	1,559,665
Administration fees	94,208
Distribution fees	519,888
Audit fees	13,150
Administrative and compliance services fees	7,701
Custodian fees	19,822
Legal fees	12,558
Trustees’ fees	8,693
Other expenses	35,496

Total expenses before reductions	2,271,181
Less expenses paid indirectly	(17,791)

Net Expenses	2,253,390

Net Investment Income/(Loss)	(526,592)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	4,181,193
Change in unrealized appreciation/(depreciation) on investments	16,322,340

Net Realized and Unrealized Gains/(Losses) on Investments	20,503,533

Change in Net Assets Resulting from Operations	$19,976,941

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Legg
	Mason Value Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(526,592)	$(736,122)
Net realized gains/(losses) on investment transactions	4,181,193	4,880,195
Change in unrealized appreciation/(depreciation) on investments	16,322,340	21,278,611

Change in net assets resulting from operations	19,976,941	25,422,684

Dividends to Shareholders:
From net realized gains	—	(67,453)

Change in net assets resulting from dividends to shareholders	—	(67,453)

Capital Transactions:
Proceeds from shares issued	36,622,616	150,851,958
Proceeds from dividends reinvested	—	67,453
Value of shares redeemed	(35,752,603)	(49,165,051)

Change in net assets resulting from capital transactions	870,013	101,754,360

Change in net assets	20,846,954	127,109,591
Net Assets:
Beginning of period	407,445,942	280,336,351

End of period	$428,292,896	$407,445,942

Accumulated net investment income (loss)	$(529,197)	$(2,605)

Share Transactions:
Shares issued	2,742,059	12,515,936
Dividends reinvested	—	5,689
Shares redeemed	(2,683,180)	(4,220,353)

Change in shares	58,879	8,301,272

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$13.07	$12.26	$11.59	$10.11	$8.13	$10.14

Investment Activities:
Net Investment Income/(Loss)	(0.02)	(0.02)	(0.02)	0.04	0.11	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.67	0.83	0.74	1.49	1.98	(2.01)

Total from Investment Activities	0.65	0.81	0.72	1.53	2.09	(1.91)

Dividends to Shareholders From:
Net Investment Income	—	—	—	(0.05)	(0.11)	(0.10)
Net Realized Gains	—	— *	(0.05)	—	—	—

Total Dividends	—	— *	(0.05)	(0.05)	(0.11)	(0.10)

Net Asset Value, End of Period	$13.72	$13.07	$12.26	$11.59	$10.11	$8.13

Total Return**(a)	4.89%	6.71%	6.27%	15.15%	25.89%	(18.88)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$428,293	$407,446	$280,336	$79,298	$32,322	$8,586
Net Investment Income/(Loss)(b)	(0.25)%	(0.22)%	(0.32)%	0.28%	1.42%	1.31%
Expenses Before Reductions***(b)	1.09%	1.10%	1.20%	1.20%	1.32%	2.30%
Expenses Net of Reductions(b)	1.08%	1.10%	1.20%	1.18%	1.10%	1.10%
Expenses Net of Reductions(b)(c)	1.09%	1.10%	N/A	N/A	N/A	N/A
Portfolio Turnover Rate(a)	6.87%	16.16%	8.21%	121.63%	38.60%	61.45%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Legg Mason Value Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Legg Mason Value Fund	$22,102,364	$21,300,909

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Legg Mason Capital Management, Inc. (“LMCM”) and the Trust, LMCM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Legg Mason Value Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $6,995 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $5,385 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Legg Mason Value Fund	$32,433,616	$28,530,425

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $2,605 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Legg Mason Value Fund	$—	$67,453	$67,453

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed		Accumulated		Total
	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Legg Mason Value Fund	$4,677,800	$4,677,800	$(2,605)	$50,791,105	$55,466,300

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM LMP Large Cap
Growth Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL LMP Large Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL LMP Large Cap Growth Fund	$1,000.00	$1,041.10	$5.82	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the “Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL LMP Large Cap Growth Fund	$1,000.00	$1,019.09	$5.76	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL LMP Large Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Banking/Financial Services	8.6%
Beverages	4.9
Biotechnology	13.8
Computers	14.6
E-Commerce	14.8
Electronics	10.2
Health Care	2.1
Household	2.7
Insurance	6.5
Media	5.4
Pharmaceuticals	3.9
Retail/Wholesale	5.4
Telecommunications	6.9
U.S. Government Agencies	1.2
Short-Term Investments	13.3

114.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks (99.8%):
Banking/Financial Services (8.6%):
124,723	Merrill Lynch & Co., Inc.	$10,424,349
93,707	Morgan Stanley	7,860,143
193,406	Nasdaq Stock Market, Inc.*ˆ	5,746,092

		24,030,584

Beverages (4.9%):
134,830	Coca-Cola Co.	7,052,957
101,795	PepsiCo, Inc.	6,601,406

		13,654,363

Biotechnology (13.8%):
221,408	Amgen, Inc.*	12,241,648
150,141	Biogen Idec, Inc.*	8,032,544
201,087	Genentech, Inc.*	15,214,242
101,800	Vertex Pharmaceuticals, Inc.*	2,907,408

		38,395,842

Computers (14.6%):
192,902	Akamai Technologies, Inc.*ˆ	9,382,753
175,666	Electronic Arts, Inc.*	8,312,515
226,512	Microsoft Corp.	6,675,309
297,678	Red Hat, Inc.*ˆ	6,632,266
351,128	Yahoo!, Inc.*	9,526,103

		40,528,946

E-Commerce (14.8%):
358,077	Amazon.com, Inc.*ˆ	24,496,047
251,936	eBay, Inc.*	8,107,300
236,653	IAC/InterActiveCorp*ˆ	8,190,560

		40,793,907

Electronics (10.2%):
351,128	Intel Corp.	8,342,801
468,237	Motorola, Inc.	8,287,795
307,985	Texas Instruments, Inc.	11,589,476

		28,220,072

Health Care (2.1%):
114,024	Medtronic, Inc.	5,913,285

Household (2.7%):
122,830	Procter & Gamble Co.	7,515,968

Insurance (6.5%):
101,795	American International Group, Inc.	7,128,704
100	Berkshire Hathaway, Inc.*	10,947,500

		18,076,204

Common Stocks, continued
Media (5.4%):
402,177	Time Warner, Inc.ˆ	8,461,804
194,397	Walt Disney Co. (The)	6,636,714

		15,098,518

Pharmaceuticals (3.9%):
96,788	Johnson & Johnson	5,964,076
194,436	Pfizer, Inc.	4,971,729

		10,935,805

Retail/Wholesale (5.4%):
165,459	Home Depot, Inc.	6,510,812
155,244	Wm. Wrigley Jr. Co.	8,586,545

		15,097,357

Telecommunications (6.9%):
277,357	Cisco Systems, Inc.*	7,724,393
167,936	Juniper Networks, Inc. *ˆ	4,226,949
165,373	QUALCOMM, Inc.	7,175,534

		19,126,876

Total Common Stocks (Cost $231,366,213)		277,387,727

Collateral for Securities on Loan (13.3%):
36,964,970	Allianz Dresdner Daily Asset Fund#	36,964,970

Total Collateral for Securities on Loan (Cost $36,964,970)		36,964,970

U.S. Government Agencies (1.2%):
Federal Farm Credit Bank (1.2%):
3,275,000	4.80%, 7/2/07(a)	3,274,563

Total U.S. Government Agencies (Cost $3,274,563)		3,274,563

Deposit Account (0.0%):
1,937	NTRS London Deposit Account	1,937

Total Deposit Account (Cost $1,937)		1,937

Total Investment Securities (Cost $271,607,683)(b)—114.3%		317,629,197
Net Other Assets (Liabilities)—(14.3)%		(39,797,009)

Net Assets—100.0%		$277,832,188

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

#	Investment in affiliate.

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $274,315,569. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$50,804,558
Unrealized depreciation	(7,490,930)

Net unrealized appreciation	$43,313,628

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL LMP
Large Cap
Growth Fund

Assets
Investment securities, at cost	$271,607,683

Investment securities, at value*ˆ	$317,629,197
Interest and dividends receivable	69,086
Receivable for capital shares issued	32,645
Receivable for investments sold	959,526
Prepaid expenses	2,106

Total Assets	318,692,560

Liabilities
Payable for capital shares redeemed	3,615,175
Payable for return of collateral received	36,964,970
Manager fees payable	186,445
Administration fees payable	9,966
Distribution fees payable	58,264
Administrative and compliance services fees payable	2,508
Other accrued liabilities	23,044

Total Liabilities	40,860,372

Net Assets	$277,832,188

Net Assets Consist of:
Capital	$231,200,673
Accumulated net investment income/(loss)	(380,082)
Net realized gains/(losses) on investment transactions	990,083
Net unrealized appreciation/(depreciation) on investments	46,021,514

Net Assets	$277,832,188

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,836,701
Net Asset Value (offering and redemption price per share)	$12.17

*	Includes securities on loan of $35,977,238.

ˆ	Includes investment in affiliate of $36,964,970.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL LMP
Large Cap
Growth Fund

Investment Income:
Interest	$54,324
Dividends	1,174,879
Income from securities lending	16,308

Total Investment Income	1,245,511

Expenses:
Manager fees	1,130,280
Administration fees	64,083
Distribution fees	353,212
Audit fees	8,752
Administrative and compliance services fees	5,121
Custodian fees	10,306
Legal fees	10,271
Trustees’ fees	7,244
Recoupment of prior expenses reimbursed by the Manager	14,175
Other expenses	23,685

Total expenses before reductions	1,627,129
Less expenses paid indirectly	(1,536)

Net Expenses	1,625,593

Net Investment Income/(Loss)	(380,082)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	3,689,445
Net realized gains/(losses) on futures transactions	22,197
Change in unrealized appreciation/(depreciation) on investments	8,391,250

Net Realized and Unrealized Gains/(Losses) on Investments	12,102,892

Change in Net Assets Resulting from Operations	$11,722,810

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL LMP
	Large Cap Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(380,082)	$(500,002)
Net realized gains/(losses) on investment transactions	3,711,642	(1,867,449)
Change in unrealized appreciation/(depreciation) on investments	8,391,250	14,251,586

Change in net assets resulting from operations	11,722,810	11,884,135

Dividends to Shareholders:
From net realized gains on investments	—	(5,814,361)

Change in net assets resulting from dividends to shareholders	—	(5,814,361)

Capital Transactions:
Proceeds from shares issued	19,291,506	84,736,805
Proceeds from dividends reinvested	—	5,814,361
Value of shares redeemed	(37,108,490)	(35,758,785)

Change in net assets resulting from capital transactions	(17,816,984)	54,792,381

Change in net assets	(6,094,174)	60,862,155
Net Assets:
Beginning of period	283,926,362	223,064,207

End of period	$277,832,188	$283,926,362

Accumulated net investment income/(loss)	$(380,082)	$—

Share Transactions:
Shares issued	1,630,042	7,596,815
Dividends reinvested	—	534,901
Shares redeemed	(3,075,001)	(3,287,977)

Change in shares	(1,444,959)	4,843,739

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended					May 1, 2002 to
	June 30,	For the Year Ended December 31,				December 31,
	2007	2006	2005	2004	2003	2002(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.69	$11.48	$10.50	$10.06	$8.09	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)	(0.02)	(0.02)	0.04	— *	— *
Net Realized and Unrealized Gains/(Losses) on Investments	0.50	0.49	1.04	0.40	1.97	(1.91)

Total from Investment Activities	0.48	0.47	1.02	0.44	1.97	(1.91)

Dividends to Shareholders From:
Net Investment Income	—	—	(0.03)	—	— *	— *
Net Realized Gains	—	(0.26)	(0.01)	—	—	—

Total Dividends	—	(0.26)	(0.04)	—	— *	— *

Net Asset Value, End of Period	$12.17	$11.69	$11.48	$10.50	$10.06	$8.09

Total Return**(b)	4.11%	4.23%	9.70%	4.37%	24.39%	(19.08)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$277,832	$283,926	$223,064	$135,712	$66,233	$11,680
Net Investment Income/(Loss)(c)	(0.27)%	(0.20)%	(0.16)%	0.56%	0.06%	0.05%
Expenses Before Reductions***(c)	1.15%	1.19%	1.21%	1.24%	1.38%	2.88%
Expenses Net of Reductions(c)	1.15%	1.18%	1.20%	1.19%	1.15%	1.15%
Expenses Net of Reductions(c)(d)	1.15%	1.19%	1.20%	N/A	N/A	N/A
Portfolio Turnover Rate(b)	9.66%	18.84%	78.89%	31.73%	19.22%	46.38%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL LMP Large Cap Growth Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions),

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL LMP Large Cap Growth Fund	$36,964,970	$35,977,238

The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, ClearBridge Advisors, LLC (formerly CAM North America, LLC) (“ClearBridge”) and the Trust, ClearBridge provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL LMP Large Cap Growth Fund	0.80%	1.20%

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2007, the Agent received $3,841 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $5,317 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also,

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $2,352 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL LMP Large Cap Growth Fund	$27,254,198	$41,270,466

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

At December 31, 2006 the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2014
AZL LMP Large Cap Growth Fund	$947,857

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL LMP Large Cap Growth Fund	$248,166	$5,566,195	$5,814,361

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(a)	Earnings
AZL LMP Large Cap Growth Fund	$(947,857)	$35,856,562	$34,908,705

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Money Market Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Money Market Fund	$1,000.00	$1,023.60	$3.46	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Money Market Fund	$1,000.00	$1,021.37	$3.46	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

The AZL Money Market Fund invested, as a percentage of net assets, in the following types of securities, as of June 30, 2007:

Percent of
Investments	net assets*
Certificates of Deposit	10.8%
Commercial Paper	56.5
Corporate Bonds	30.9
Loan Participations	2.1

100.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

Principal		Amortized
Amount		Cost
Certificates of Deposit (10.8%):
Banking/Financial Services/Asset Backed (10.8%):
$5,000,000	Bank of Nova Scotia, 5.27%, 12/31/07,*	$4,999,115
22,000,000	Bank of the West, 5.31%, 11/19/07,*	22,001,630
10,000,000	Fortis Bank NY, 5.27%, 12/12/07,*	9,999,108
5,200,000	Skandinaviska Enskilda Banken, 5.27%, 10/3/07	5,199,311
3,400,000	Skandinaviska Enskilda Banken, 5.30%, 2/4/08,*	3,399,581
16,435,000	Suntrust Bank, 5.31%, 1/28/08,*	16,436,826

Total Certificates of Deposit (Cost $62,035,571)		62,035,571

Commercial Paper(b) (56.5%):
Automobiles (1.2%):
7,000,000	Toyota Motor Credit Corp, 5.34%, 8/3/07	6,966,633

Banking/Financial Services/Asset Backed (45.4%):
2,200,000	Alliance & Leicester PLC, 5.29%, 7/19/07(c)	2,194,236
14,000,000	Bank of America Corp., 5.29%, 5/22/08	14,000,000
6,409,000	Barton Capital Corp., 5.31%, 7/11/07(c)	6,399,600
8,500,000	Barton Capital Corp., 5.32%, 7/12/07(c)	8,486,235
4,021,000	Bryant Park Funding, 5.30%, 7/9/07(c)	4,016,282
15,130,000	Bryant Park Funding, 5.31%, 7/13/07(c)	15,103,371
10,000,000	Bryant Park Funding, 5.36%, 7/24/07(c)	9,965,883
10,000,000	Cafco LLC, 5.31%, 8/6/07(c)	9,947,400
12,000,000	Citigroup Funding, Inc., 5.32%, 9/11/07	11,874,120
9,000,000	Edison Asset Securitization, LLC, 5.34%, 7/30/07(c)	8,962,300
11,271,000	Falcon Asset Securities Corp., 5.33%, 7/24/07(c)	11,232,835
5,000,000	Falcon Asset Securities Corp., 5.31%, 7/27/07(c)	4,980,988
5,000,000	General Electric Capital Corp., 5.41%, 7/23/07	4,984,126
10,500,000	Goldman Sachs Group, 5.32%, 10/16/07	10,338,497
15,000,000	Intesa Funding LLC, 5.34%, 9/14/07	14,835,000
3,000,000	Jupiter Securities Corp., 5.34%, 7/27/07(c)	2,988,473
3,000,000	Jupiter Securities Corp., 5.31%, 7/30/07(c)	2,987,264
Commercial Paper, continued
Banking/Financial Services/Asset Backed, continued
6,374,000	Long Lane Master Trust, 5.32%, 7/12/07(c)	6,363,678
7,000,000	Long Lane Master Trust, 5.31%, 7/16/07(c)	6,984,600
2,040,000	Nordea North America, 5.30%, 7/3/07	2,039,402
5,000,000	Northern Rock PLC, 5.36%, 9/26/07(c)	4,936,079
14,000,000	Old Line Funding Corp., 5.30%, 7/12/07(c)	13,977,456
7,000,000	Old Line Funding Corp., 5.31%, 8/13/07(c)	6,956,230
11,221,000	Park Granada LLC, 5.40%, 7/2/07(c)	11,219,317
5,000,000	Skandinaviska Enskilda Banken, 5.28%, 7/19/07,*	4,999,900
5,000,000	Swedbank Mortgage AB, 5.29%, 9/13/07	4,947,069
8,000,000	Swedbank Mortgage AB, 5.31%, 10/11/07	7,882,360
6,000,000	Tulip Funding Corp, 5.32%, 7/5/07(c)	5,996,467
1,000,000	Tulip Funding Corp, 5.37%, 7/30/07(c)	995,698
9,000,000	Tulip Funding Corp, 5.37%, 7/31/07(c)	8,959,950
17,600,000	UBS Finance Delaware LLC, 5.34%, 9/4/07	17,431,896
3,000,000	Windmill Funding Corp., 5.30%, 7/19/07(c)	2,992,095
10,000,000	Windmill Funding Corp., 5.32%, 7/24/07(c)	9,966,139

		259,944,946

Health Care (2.3%):
10,000,000	Astrazeneca PLC, 5.32%, 8/10/07(c)	9,941,444
3,000,000	Astrazeneca PLC, 5.33%, 8/20/07(c)	2,978,000

		12,919,444

Industrials (0.5%):
2,700,000	Stadshypotek Delaware, 5.32%, 8/6/07(c)	2,685,771

Insurance (4.5%):
10,000,000	ING America Insurance Holdings, 5.30%, 7/19/07	9,973,850
6,000,000	Prudential PLC, 5.34%, 7/23/07(c)	5,980,933
10,000,000	Prudential PLC, 5.38%, 2/11/08(c)	9,681,250

		25,636,033

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Principal		Amortized
Amount		Cost
Commercial Paper, continuedMaterials (2.6%):
$15,000,000	BASF AG, 5.30%, 8/9/07(c)	14,914,931

Total Commercial Paper(b) (Cost $323,067,758)		323,067,758
Corporate Bonds (30.9%):
Automobiles (2.4%):
5,000,000	BMW US Capital, LLC, 5.30%, 7/3/08,*(c)	5,000,000
3,000,000	Caterpillar Financial Services, 5.43%, 8/20/07,* MTN	3,000,368
6,000,000	Paccar Financial Corp., 5.32%, 7/11/08,*	6,000,000

		14,000,368

Banking/Financial Services/Asset Backed (26.8%):
3,000,000	American Express Centurion, 5.29%, 7/18/07,*	3,000,000
13,000,000	American Express Credit Corp., 5.33%, 1/15/08,* MTN	13,002,777
5,000,000	American Express Credit Corp., 5.42%, 3/5/08,* MTN	5,001,063
5,000,000	Australia & New Zealand Banking Group, Ltd., 5.33%, 7/3/08,* MTN(c)	5,000,000
5,000,000	Caja Madrid, 5.36%, 5/12/08,*	5,000,000
5,000,000	Citigroup, Inc., 3.50%, 2/1/08	4,947,169
6,000,000	DNB NOR Bank ASA, 5.32%, 7/25/08,*(c)	5,999,645
15,000,000	General Electric Capital Corp., 5.41%, 1/3/08,* MTN	15,007,069
1,300,000	General Electric Capital Corp., 5.40%, 3/4/08,* MTN	1,300,618
5,000,000	Goldman Sachs Group, Inc, 5.79%, 2/26/08,* MTN	5,014,513
10,000,000	HSBC Finance Corp., 5.33%, 7/3/08,* MTN	10,000,000
15,000,000	JP Morgan Chase & Co., 5.30%, 7/11/08,* MTN	15,000,000
2,000,000	Kommunalkredit Austria, 5.34%, 7/22/08,*(c)	2,000,000
5,000,000	Merrill Lynch & Co., 5.40%, 7/3/08,* MTN	5,000,000
Corporate Bonds, continued
Banking/Financial Services/Asset Backed, continued
5,400,000	Merrill Lynch & Co., 5.33%, 7/15/08,* MTN	5,400,000
5,000,000	Merrill Lynch & Co., 5.30%, 7/23/08,* MTN	5,000,000
8,000,000	Morgan Stanley, 5.48%, 1/18/08,* MTN	8,006,230
10,000,000	Morgan Stanley, 5.41%, 7/28/08,* MTN	10,001,265
5,000,000	Nationwide Building Society, 5.44%,7/28/08,*(c)	5,001,605
9,500,000	Nordea Bank AB, 5.33%, 7/11/08,*(c)	9,500,225
10,000,000	US Bank NA, 5.39%, 9/10/07,* MTN	10,001,342
5,000,000	Wells Fargo & Co., 5.31%, 7/3/08,*	5,000,000

		153,183,521

Insurance (1.7%):
10,000,000	Irish Life & Permanent PLC, 5.36%,7/21/08,* MTN(c)	9,999,461

Total Corporate Bonds (Cost $177,183,350)		177,183,350

Loan Participations (2.1%):
Banking/Financial Services/Asset Backed (1.8%):
10,000,000	Cargill Global Funding PLC, 5.32%, 7/20/07(d)	10,000,000

Consumer Discretionary (0.3%):
2,000,000	McGraw-Hill Companies, 5.37%, 9/25/07(d)	2,000,000

Total Loan Participations (Cost $12,000,000)		12,000,000

Deposit Account (0.0%):
27	TNT Offshore Deposit Account	27

Total Deposit Account (Cost $27)		27

Total Investment Securities (Cost $574,286,706)(a)—100.3%		574,286,706
Net Other Assets (Liabilities)—(0.3)%		(1,487,919)

Net Assets—100.0%		$572,798,787

Percentages indicated are based on net assets as of June 30, 2007.

*	Variable rate security. The rate presented represents the rate in effect at June 30, 2007. The date presented represents the maturity date.

(a)	Also represents cost for federal tax purposes.

(b)	The rates presented represent the effective yields at June 30, 2007.

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Illiquid security, pursuant to the guidelines established by the Board of Trustees. At June 30, 2007, 2.1% of the Fund’s net assets were illiquid.

MTN—Medium Term Note

See accompanying notes to financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Money Market
Fund

Assets
Investment securities, at cost	$574,286,706

Investment securities, at value	$574,286,706
Cash	2,756
Interest and dividends receivable	963,398
Prepaid expenses	3,720

Total Assets	575,256,580

Liabilities
Dividends payable	2,111,076
Manager fees payable	158,108
Administration fees payable	19,317
Distribution fees payable	112,934
Administrative and compliance services fees payable	4,862
Other accrued liabilities	51,496

Total Liabilities	2,457,793

Net Assets	$572,798,787

Net Assets Consist of:
Capital	$572,811,653
Accumulated net investment income/(loss)	107
Accumulated net realized gains/(losses) on investment transactions	(12,973)

Net Assets	$572,798,787

Shares of beneficial interest (unlimited number of shares authorized, no par value)	572,811,654
Net Asset Value (offering and redemption price per share)	$1.00

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Money Market
Fund

Investment Income:
Interest	$12,440,511

Total Investment Income	12,440,511

Expenses:
Manager fees	809,731
Administration fees	104,627
Distribution fees	578,380
Audit fees	16,943
Administrative and compliance services fees	9,698
Custodian fees	16,641
Legal fees	18,307
Trustees’ fees	12,439
Other expenses	37,653

Total expenses	1,604,419

Net Investment Income/(Loss)	10,836,092

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(118)

Net Realized and Unrealized Gains/(Losses) on Investments	(118)

Change in Net Assets Resulting from Operations	$10,835,974

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	Money Market Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$10,836,092	$18,469,715
Net realized gains/(losses) on investment transactions	(118)	(3,920)

Change in net assets resulting from operations	10,835,974	18,465,795

Dividends to Shareholders:
From net investment income	(10,836,840)	(18,469,083)

Change in net assets resulting from dividends to shareholders	(10,836,840)	(18,469,083)

Capital Transactions:
Proceeds from shares issued	374,111,670	406,107,082
Proceeds from dividends reinvested	10,836,840	17,545,021
Value of shares redeemed	(216,554,758)	(350,152,748)

Change in net assets resulting from capital transactions	168,393,752	73,499,355

Net change in net assets	168,392,886	73,496,067
Net Assets:
Beginning of period	404,405,901	330,909,834

End of period	$572,798,787	$404,405,901

Accumulated net investment income/(loss)	$107	$855

Share Transactions:
Shares issued	374,111,670	406,107,082
Dividends reinvested	10,836,840	17,545,021
Shares redeemed	(216,554,758)	(350,152,748)

Change in shares	168,393,752	73,499,355

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003		2002
	(Unaudited)

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.04	0.03	0.01	—	*	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	— *	— *	— *	— *	—	*	— *

Total from Investment Activities	0.02	0.04	0.03	0.01	—	*	0.01

Dividends to Shareholders From:
Net Investment Income	(0.02)	(0.04)	(0.03)	(0.01)	—	*	(0.01)
Net Realized Gains	—	—	—	—	—	*	—

Total Dividends	(0.02)	(0.04)	(0.03)	(0.01)	—	*	(0.01)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(a)**	2.36%	4.43%	2.57%	0.67%	0.34%		0.84%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$572,799	$404,406	$330,910	$236,639	$186,491		$193,157
Net Investment Income/(Loss)(b)	4.68%	4.41%	2.58%	0.70%	0.34%		0.81%
Expenses Before Reductions***(b)	0.69%	0.69%	0.74%	0.78%	0.88%		0.89%
Expenses Net of Reductions(b)	0.69%	0.69%	0.74%	0.78%	0.88%		0.87%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Money Market Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Investments in other investment companies are valued at their published net asset value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Prudential Investment Management, Inc. (“PIM”) and the Trust, PIM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Money Market Fund	0.35%	0.87%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $8,038 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2007, the Fund held restricted securities representing 2.1% of net assets all of which have been deemed illiquid. The restricted securities held as of June 30, 2007 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value

Cargill Global Funding PLC, 5.32%, 7/20/07	6/20/2007	$10,000,000	$10,000,000	$10,000,000
McGraw-Hill Companies, 5.37%, 9/25/07	6/29/2007	$2,000,000	$2,000,000	$2,000,000

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

At December 31, 2006 the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires	Expires
	12/31/2012	12/31/2013	12/31/2014
AZL Money Market Fund	$1,164	$7,771	$3,920

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Money Market Fund	$18,469,083	$—	$18,469,083

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed		Accumulated	Total
	Ordinary	Accumulated	Capital and	Accumulated
	Income	Earnings	Other Losses	Earnings
AZL Money Market Fund	$855	$855	$(12,855)	$(12,000)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

12

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM NACM Internationl Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL NACM International Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/07	6/30/07	5/1/07 - 6/30/07	5/1/07 - 6/30/07
AZL NACM International Fund	$1,000.00	$1,013.00	$2.22	1.32%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL NACM International Fund	$1,000.00	$1,018.25	$6.61	1.32%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL NACM International Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Basic Materials	0.2%
Consumer Cyclicals	0.4
Consumer Discretionary	16.1
Consumer Staples	6.7
Energy	5.9
Financials	25.1
Health Care	2.8
Industrials	10.5
Industrial Goods & Services	0.3
Information Technology	8.5
Materials	11.8
Other	0.3
Telecommunications	3.4
Transportation	4.9
Utilities	1.2
Short-Term Investments	7.4

105.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.1%):
Basic Materials (0.2%):
12,157	Cookson Group plc	$171,934

		171,934

Consumer Cyclicals (0.4%):
17,200	Volvo AB	341,539

		341,539

Consumer Discretionary (16.1%):
8,028	Adidas-Salomon AG	511,779
4,216	DaimlerChrysler AG	388,251
47,509	David Jones, Ltd.ˆ	223,580
6,500	Electroloux AB	154,026
29,300	Fuji Photo Film Co., Ltd.	1,308,417
87,735	Galiform plc*	237,693
130,712	Game Group plc	436,192
24,250	Hennes & Mauritz AB	1,434,507
17,874	Indesit Co., SpA	417,177
20,000	Jardine Cycle & Carriage, Ltd.	205,298
26,599	Next plc	1,068,810
7,800	NOK Corp.	164,526
91,969	Pacific Brands, Ltd.	268,076
6,411	Psa Peugeot Citroen	515,470
8,972	Renault SAˆ	1,440,885
826	SEB SA	150,142
31,000	Sony Corp.	1,593,207
795	Swatch Group AG, B Shares	225,702
33,000	Toyota Motor Corp.	2,081,399

		12,825,137

Consumer Staples (6.7%):
31,170	Coca-Cola Amatil, Ltd.ˆ	251,086
9,550	Imperial Tobacco Group plc	441,698
6,000	Kesko OYJ	398,999
28,000	Nippon Suisan Kaisha, Ltd.ˆ	179,318
8,072	Reckitt Benckiser plc	442,103
5,087	Sfr Nestle SA, Class B	1,930,449
276,496	WM Morrison Supermarkets plc	1,670,831

		5,314,484

Energy (5.9%):
16,237	ENI SpA	588,613
74,741	Royal Dutch Shell plc	3,100,463
13,005	Total SA	1,056,011

		4,745,087

Financials (25.1%):
25,485	3I Group plc	594,350
28,111	Alliance & Leicester plc	621,687
25,681	Anglo Irish Bank Corp. plc	525,851
5,355	Banca Popolare di Verona e Novara SCRLˆ	154,275
44,464	Banche Popolari Unite Scpa	1,131,817
91,763	Barclays plc	1,280,679
12,938	BNP Paribas	1,541,075
12,000	Cheung Kong (Holdings), Ltd.	157,186
Common Stocks, continued
Financials, continued
135,401	Corporacion Mapfre SA	669,388
13,260	Credit Agricole SA	539,741
14,707	Deutsche Bank AG	2,121,491
50,000	Hang Lung Group, Ltd.	225,764
79,054	HBOS plc	1,560,172
22,163	Lloyds TSB Group plc	247,658
4,710	National Bank of Greece SA	270,235
23,100	Nordea AB	360,740
307,489	Old Mutual plc	1,037,419
90,785	Royal Bank of Scotland Group plc	1,149,167
31,700	Skandinaviska Enskilda Banken AB	1,019,355
55,117	Standard Life plc	364,394
5,100	Swedbank AB	184,375
20,739	Swiss Re, Registered Shares	1,889,683
11,600	Wihlborgs Fastigheter AB	204,764
85,000	Wing Tai Holdings, Ltd.	221,176
6,012	Zurich Financial Services AG	1,857,429

		19,929,871

Health Care (2.8%):
10,934	Actelion Ltd.*ˆ	486,481
16,000	Kyowa Hakko Kogyo Co., Ltd.	151,054
8,955	Roche Holding AG	1,587,990

		2,225,525

Industrials (10.5%):
11,186	ACS, Actividades de Construccion y Servicios SA	711,962
6,700	Alfa Laval AB	403,772
25,100	De La Rue plc	390,607
2,450	FLSmidth & Co.	192,181
117,000	Itochu Corp.	1,356,710
167,000	Marubeni Corp.	1,375,324
17,114	Michael Page International plc	179,565
32,000	Mitsui & Co., Ltd.	637,116
3,423	Sacyr Vallehermoso SA	163,601
19,600	Sandvik AB	395,574
55,600	Sumitomo Corp.	1,014,950
28,000	Trelleborg AB, Class B	769,791
16,719	USG People NV	784,629

		8,375,782

Industrial Goods & Services (0.3%):
9,100	Star Micronics Co., Ltd.	243,018

		243,018

Information Technology (8.5%):
66,000	Brother Industries, Ltd.ˆ	970,080
3,979	Business Objects SA*	155,770
12,200	Canon, Inc.	716,081
82,000	FoxConn International Holdings, Ltd.*	234,977
45,000	Japan Radio Co., Ltd.	172,219
6,700	Mitsumi Electric Co., Ltd.	239,534
5,100	Nintendo Co., Ltd.	1,866,318

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Information Technology, continued
28,000	Nippon Chemi-Con Corp.	$237,603
37,000	Taiyo Yuden Co., Ltd.	857,070
5,800	TDK Corp.	560,614
19,516	Temenos Group AG*	467,639
32,000	Venture Corp., Ltd.	328,437

		6,806,342

Materials (11.8%):
9,354	BASF AGˆ	1,223,428
9,969	BHP Billiton plc	276,406
33,070	Fletcher Building, Ltd.	314,496
14,000	Hitachi Metals, Ltd.	153,496
5,300	JFE Holdings, Inc.	329,835
17,686	Kazakhmys plc	444,700
76,000	Lee & Man Paper Manufacturing, Ltd.ˆ	210,479
53,000	Nippon Steel Corp.	374,305
97,330	OneSteel, Ltd.ˆ	529,036
34,800	Outokumpu OYJˆ	1,172,941
11,833	RHI AG*	646,699
1,004	Salzgitter AG	192,252
5,200	Ssab Svenskt Stal ABˆ	212,632
169,000	Sumitomo Metal Industries, Ltd.	995,450
6,519	Tessenderlo Chemie NV	399,436
17,372	ThyssenKrupp AG	1,028,073
2,810	Voestalpine AG	235,790
11,387	Xstrata plc	679,329

		9,418,783

Other (0.3%):
6,800	Renewable Energy Corp. AS*	262,249

		262,249

Telecommunication Services (3.4%):
244,507	BT Group plc	1,628,624
61	KDDI Corp.	452,040
Common Stocks, continued
Telecommunication Services, continued
23,598	Royal KPN NV	392,006
10,246	Telefonica SA	228,261

		2,700,931

Transportation (4.9%):
5,283	Air France—KLMˆ	245,904
239,000	Cathay Pacific Airways, Ltd.	594,953
141,000	Nippon Yusen KKˆ	1,294,219
55,500	Orient Overseas Int’l.	541,793
24,200	SAS AB*	557,295
52,000	Singapore Airlines, Ltd.	638,172

		3,872,336

Utilities (1.2%):
104,000	China Resources Power Holdings Co.	248,255
65,939	Enel SpA	709,973

		958,228

Total Common Stocks (Cost $77,947,191)		78,191,246

Collateral for Securities on Loan (5.9%):
4,741,329	Northern Trust Liquid Institutional Asset Portfolio	4,741,329

Total Collateral for Securities on Loan (Cost $4,741,329)		4,741,329

Deposit Account (1.5%):
1,224,003	NTRS London Deposit Account	1,224,003

Total Deposit Account (Cost $1,224,003)		1,224,003

Total Investment Securities (Cost $83,912,523)(a)—105.5%		84,156,578
Net Other Assets (Liabilities)—(5.5)%		(4,384,869)

Net Assets—100.0%		$79,771,709

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $84,039,132. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,406,165
Unrealized depreciation	(2,288,719)

Net unrealized appreciation	$117,446

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

The following represents the concentrations by country as of June 30, 2007 based upon the total fair value of investments.

Country	Percentage
Japan	24.3%
United Kingdom	22.1%
Switzerland	10.6%
Sweden	7.6%
France	7.1%
Germany	6.9%
Italy	3.8%
Hong Kong	2.5%
Spain	2.2%
Finland	2.0%
Singapore	1.8%
Australia	1.6%
United States	1.5%
Netherlands	1.5%
Austria	1.1%
Ireland	0.7%
Kazakstan	0.6%
Belgium	0.5%
New Zealand	0.4%
Greece	0.3%
Norway	0.3%
Cayman Islands	0.3%
Denmark	0.3%

100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL NACM
International
Fund

Assets
Investment securities, at cost	$83,912,523

Investment securities, at value*	$84,156,578
Foreign currency, at value (cost $453,326)	458,278
Interest and dividends receivable	33,786
Receivable for capital shares issued	118,392
Receivable for investments sold	8,459,866
Reclaim receivable	6,761

Total Assets	93,233,661

Liabilities
Payable for investments purchased	7,419,934
Payable for capital shares redeemed	1,204,624
Payable for return of collateral received	4,741,329
Manager fees payable	55,946
Administration fees payable	2,815
Distribution fees payable	16,455
Administrative and compliance services fees payable	708
Other accrued liabilities	20,141

Total Liabilities	13,461,952

Net Assets	$79,771,709

Net Assets Consist of:
Capital	$80,015,352
Accumulated net investment income/(loss)	190,194
Accumulated net realized gains/(losses) on investment transactions	(688,187)
Net unrealized appreciation/(depreciation) on investments	254,350

Net Assets	$79,771,709

Shares of beneficial interest (unlimited number of shares authorized, no par value)	7,874,786
Net Asset Value (offering and redemption price per share)	$10.13

*	Includes securities on loan of $4,512,023.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Period Ended June 30, 2007(a)
(Unaudited)

AZL NACM
International
Fund

Investment Income:
Interest	$25,092
Dividends	369,818
Foreign withholding tax	(51,266)
Income from securities lending	151

Total Investment Income	343,795

Expenses:
Manager fees	98,543
Administration fees	4,944
Distribution fees	28,983
Audit fees	1,248
Administrative and compliance services fees	708
Custodian fees	14,485
Legal fees	1,015
Trustees’ fees	761
Other expenses	2,914

Total Expenses	153,601

Net Investment Income/(Loss)	190,194

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(653,612)
Net realized gains/(losses) on futures transactions	(34,575)
Change in unrealized appreciation/(depreciation) on investments	254,350

Net Realized and Unrealized Gains/(Losses) on Investments	(433,837)

Change in Net Assets Resulting from Operations	$(243,643)

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL NACM
International
Fund
May 1, 2007 to
June 30, 2007(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$190,194
Net realized gains/(losses) on investment transactions	(688,187)
Change in unrealized appreciation/(depreciation) on investments	254,350

Change in net assets resulting from operations	(243,643)

Capital Transactions:
Proceeds from shares issued	84,094,212
Value of shares redeemed	(4,078,860)

Change in net assets resulting from capital transactions	80,015,352

Change in net assets	79,771,709
Net Assets:
Beginning of period	—

End of period	$79,771,709

Accumulated net investment income/(loss)	$190,194

Share Transactions:
Shares issued	8,277,097
Shares redeemed	(402,311)

Change in shares	7,874,786

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

May 1, 2007 to
June 30, 2007(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.11

Total from Investment Activities	0.13

Net Asset Value, End of Period	$10.13

Total Return*(b)	1.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$79,772
Net Investment Income/(Loss)(c)	1.64%
Expenses Before Reductions(c)	1.32%
Expenses Net of Reductions(c)	1.32%
Portfolio Turnover Rate(b)	29.60%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL NACM International Fund (the “Fund”), commenced operations on May 1, 2007. The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL NACM International Fund	$4,742,557	$4,512,023

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Nicholas – Applegate Capital Management LLC (“NACM”), NACM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL NACM International Fund	0.85%	1.45%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million,

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NACM International Fund	$101,551,872	$23,203,111

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) consists of 40 separate investment portfolios as of June 30, 2007 (collectively, the “Funds”), each of which is a series of the Trust. The Trust’s investment manager, Allianz Life Advisers, LLC (the “Manager”), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust’s Board of Trustees (the “Board” or the “Trustees”) receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. The AZL NACM International Fund is offered only as an investment option for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board’s regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a “watch” list that it maintains, or remove a subadviser from the list. The Manager uses an approach in its evaluation of subadvisers that is based in part on objective criteria and in part on subjective judgment. In assessing the ability of the Manager and the subadviser (together, the “Advisory Organizations”) to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

As required by the Investment Company Act of 1940 (the “1940 Act”), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust’s investment management agreement with the Manager (the “Advisory Agreement”) and (2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board’s decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund’s investment objectives; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services, including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services, LLC, an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from the Trust for acting as securities lending agent for seven of the Funds, not including the NACM International Fund.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

independent Board members (the “Independent Trustees”) are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization’s investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund’s expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

Nicholas-Applegate Capital Management (“NACM”), which is an affiliate of the Manager, serves as the Subadviser for the Fund.

At a telephonic meeting held February 16, 2007 and at an “in person” meeting held on February 24, 2007, the Board considered the recommendation of the Manager (1) to establish the Fund as new series or investment portfolio of the Trust and (2) to approve NACM as the subadviser of such Fund. At the February, 2007 meetings, the Trustees reviewed materials furnished by the Manager pertaining to NACM. At the February 24, 2007 meeting, the Trustees unanimously approved the subadvisory agreement with NACM (the “Subadvisory Agreement”) and the Advisory Agreement (collectively, the “Agreements”).

The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadviser on matters relating to the Funds. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, or NACM. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. The independent (“disinterested”) Trustees also had the opportunity to discuss the proposed Agreements with such counsel in an executive session at which no representatives of the Manager were present. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the Fund. The Board’s decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Manager and NACM.  The Board noted that the Manager, subject to the control of the Board, will administer the Fund’s business and other affairs, and will be responsible for monitoring NACM’s day-to-day management of the Fund’s investments.

The Board noted that the Manager will also provide the Fund with such administrative, compliance, and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

other personnel as will be necessary for the operation of the Fund. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates, except for the Trust’s Chief Compliance Officer.

The Board considered the scope and quality of services provided by the Manager and the Trust’s various subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust’s subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of the Manager’s administrative and other services in the fourth quarter of 2006, including its role in coordinating the activities of the Funds’ other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the Fund under the Advisory Agreement.

In deciding to approve NACM as the Fund’s subadviser, the Board considered particularly the experience and track record of its investment management personnel. The Board also noted its investment infrastructure as well as the risk profiles of its investment processes. Specifically, the Board determined that, based upon the Manager’s report, selecting NACM as subadviser would likely benefit the Fund and its shareholders.

In reviewing the other various matters listed above, the Board concluded that NACM was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that NACM could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the Fund; that the services contemplated by the Subadvisory Agreement are substantially similar to those provided under the subadvisory agreements with the Trust’s other subadvisers; that the Subadvisory Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that NACM was staffed with a number of qualified personnel; and that the investment performance of NACM was at least satisfactory.

(2) The investment performance of NACM.  In connection with the February 2007 meetings, the Trustees received extensive information on the performance results of a fund which is comparable to the Fund which is also managed by NACM. Such performance information included information on absolute total return, performance versus the appropriate benchmark, and performance versus its peer group. Such performance information covered the quarter, and one-, two-, three-, four- and five-year periods ended December 31, 2006. It was noted, for example, that for all of such full year periods that such comparable fund performed in the top decile of its peer group, and out-performed its benchmark.

(3) The costs of services to be provided and profits to be realized by the Manager, NACM and their respective affiliates from their relationships with the Funds.  The Manager presented to the Board the proposed advisory fees for the Fund. The Manager proposed to cap the expenses of the Fund. Based on the information provided, the advisory fees payable by the Fund are slightly above the average level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the Fund were not unreasonable.

The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. The “total expense ratio” of the Fund is expected to be above the average for generally comparable funds.

The Manager has committed to providing the Fund with a high quality of service and to working to reduce expenses over time, particularly as the Fund grows larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2006, the Board concluded that the proposed expense ratio and profitability to the Manager for the Fund were not unreasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with NACM, the fee to be paid to the Manager under the Advisory Agreement (out of which the Manager will pay NACM), and information provided by NACM on estimated profitability. Based upon the information provided, the Trustees determined there was no evidence that the fees to be paid NACM were unreasonable, or that the level of NACM’s profitability attributable to subadvising the Fund will be excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.  The Board noted that the fee schedule for the Fund in the Advisory Agreement does not contain any “breakpoints” and that accordingly, the Fund and its shareholders will not benefit directly from the possibility that the Manager may realize certain economies of scale as the Fund grows larger. The Board noted that the fee schedule in the Subadvisory

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Agreement with NACM contains “breakpoints” and that accordingly, the Manager would benefit in the event that the assets of the Fund exceed $100 million, at which time the Manager would retain a greater portion of the fees it receives under the Advisory Agreement for managing the Fund.

The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Advisory Agreement was acceptable.

The Board will receive quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2007, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Neuberger
Berman Regency Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Neuberger Berman Regency Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Neuberger Berman Regency Fund	$1,000.00	$1,095.70	$5.56	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Neuberger Berman Regency Fund	$1,000.00	$1,019.49	$5.36	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Neuberger Berman Regency Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace/Defense	1.6%
Automotive	1.4
Banking	5.6
Computers	4.3
Construction	8.6
Diversified Operations	0.9
Electronics	4.0
Food & Beverage	6.2
Health Care	4.0
Insurance	6.8
Manufacturing	5.3
Metals/Mining	10.2
Oil & Gas	12.6
Pharmaceuticals	1.0
Real Estate Investment Trusts	5.8
Retail	5.0
Telecommunications	1.0
Transportation	0.9
Utilities	8.7
Short-Term Investments	39.8

133.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.9%):
Aerospace/Defense (1.6%):
33,500	Embraer Aircraft Corp., ADRˆ	$1,615,035

Automotive (1.4%):
24,200	Harley-Davidson, Inc.	1,442,562

Banking (5.6%):
13,700	Bear Stearns Cos., Inc.	1,918,000
50,200	Colonial BancGroup, Inc. (The)ˆ	1,253,494
42,900	Indymac Bancorp, Inc.ˆ	1,251,393
28,600	PMI Group, Inc.	1,277,562

		5,700,449

Computers (4.3%):
59,700	Activision, Inc.*	1,114,599
36,400	Check Point Software Technologies, Ltd.*	830,284
23,200	Lexmark International, Inc.*	1,143,992
65,600	Take-two Interactive Software, Inc.*ˆ	1,310,032

		4,398,907

Construction (8.6%):
28,600	Centex Corp.	1,146,860
42,900	Chicago Bridge & Iron Co., New York Registered Shares	1,619,046
45,100	Hovnanian Enterprises, Inc., Class A*ˆ	745,503
30,300	KB Homeˆ	1,192,911
28,200	Lennar Corp., Class A	1,030,992
38,700	Meritage Homes Corp.*ˆ	1,035,225
2,370	NVR, Inc.*ˆ	1,611,008
9,100	Ryland Group, Inc. (The)ˆ	340,067

		8,721,612

Diversified Operations (0.9%):
31,100	Walter Industries, Inc.ˆ	900,656

Electronics (4.0%):
25,800	Avnet, Inc.*	1,022,712
45,800	International Rectifier Corp.*	1,706,508
13,800	L-3 Communications Holdings, Inc.	1,343,982

		4,073,202

Food & Beverages (6.2%):
74,500	ConAgra Foods, Inc.	2,001,070
84,200	Constellation Brands, Inc., Class A*ˆ	2,044,376
48,900	Smithfield Foods, Inc.*	1,505,631
32,800	Tyson Foods, Inc., Class A	755,712

		6,306,789

Common Stocks, continued
Health Care (4.0%):
31,700	Aetna, Inc.	1,565,980
13,800	Coventry Health Care, Inc.*	795,570
22,900	Shire plc, ADR	1,697,577

		4,059,127

Insurance (6.8%):
31,500	CIGNA Corp.	1,644,930
40,900	Endurance Specialty Holdings, Ltd.ˆ	1,637,636
67,700	Fidelity National Financial, Inc., Class Aˆ	1,604,490
26,200	MGIC Investment Corp.ˆ	1,489,732
10,000	StanCorp Financial Group, Inc.	524,800

		6,901,588

Manufacturing (5.3%):
20,100	Ingersoll-Rand Co., Ltd., Class A	1,101,882
42,200	Spirit Aerosystems Holdings, Inc.*	1,521,310
22,400	Terex Corp.*	1,821,120
8,500	Whirlpool Corp.	945,200

		5,389,512

Metals/Mining (10.2%):
22,200	Arch Coal, Inc.ˆ	772,560
13,000	Cleveland-Cliffs, Inc.ˆ	1,009,710
25,900	Freeport-McMoRan Copper & Gold, Inc.	2,145,038
34,700	Joy Global, Inc.ˆ	2,024,051
11,600	Peabody Energy Corp.	561,208
64,000	Sterlite Industries (India), Ltd.*ˆ	938,880
38,400	Teck Cominco, Ltd., Class Bˆ	1,632,000
13,400	United States Steel Corp.	1,457,250

		10,540,697

Oil & Gas (12.6%):
12,300	AGL Resources, Inc.	497,904
26,200	Atmos Energy Corp.	787,572
21,400	Canadian Natural Resources, Ltd.ˆ	1,419,890
29,600	Denbury Resources, Inc.*	1,110,000
16,400	McDermott International, Inc.*	1,363,168
15,900	National Fuel Gas Co.ˆ	688,629
14,700	Noble Corp.	1,433,543
18,900	Oceaneering International, Inc.*	994,896
28,600	PPL Corp.	1,338,194
14,100	Quicksilver Resources, Inc.*ˆ	628,578
14,300	Southwestern Energy Co.*	636,350
6,600	Sunoco, Inc.	525,888
34,805	Talisman Energy, Inc.ˆ	672,781
13,700	XTO Energy, Inc.	823,370

		12,920,763

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals (1.0%):
30,200	Endo Pharmaceuticals Holdings, Inc.*	$1,033,746

Real Estate Investment Trusts (5.8%):
55,300	Annaly Capital Management, Inc.ˆ	797,426
26,900	Colonial Properties Trustˆ	980,505
15,500	Developers Diversified Realty Corp.	817,005
28,500	First Industrial Realty Trust, Inc.ˆ	1,104,660
37,300	iStar Financial, Inc.	1,653,509
15,600	Ventas, Inc.ˆ	565,500

		5,918,605

Retail (5.0%):
21,300	Advance Auto Parts, Inc.	863,289
20,700	Aeropostale, Inc.*ˆ	862,776
42,700	Circuit City Stores, Inc.ˆ	643,916
49,700	Liz Claiborne, Inc.ˆ	1,853,810
31,300	TJX Cos., Inc.	860,750

		5,084,541

Telecommunications (1.0%):
57,300	Arris Group, Inc.*ˆ	1,007,907

Transportation (0.9%):
30,407	Ship Finance International, Ltd.ˆ	902,480

Common Stocks, continued
Utilities (8.7%):
21,100	Constellation Energy Group	1,839,287
53,700	DPL, Inc.ˆ	1,521,858
11,000	Edison International	617,320
31,500	FirstEnergy Corp.	2,038,995
29,200	Mirant Corp.*	1,245,380
38,000	NRG Energy, Inc.*ˆ	1,579,660

		8,842,500

Total Common Stocks (Cost $88,584,202)		95,760,678

Collateral for Securities on Loan (31.4%):
31,968,363	Northern Trust Liquid Institutional Asset Portfolio	31,968,363

Total Collateral for Securities on Loan (Cost $31,968,363)		31,968,363

Deposit Account (8.4%):
8,531,301	NTRS London Deposit Account	8,531,301

Total Deposit Account (Cost $8,531,301)		8,531,301

Total Investment Securities (Cost $129,083,866)(a)—133.7%		136,260,342
Net Other Assets (Liabilities)—(33.7)%		(34,312,211)

Net Assets—100.0%		$101,948,131

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $129,200,405. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,574,794
Unrealized depreciation	(5,514,857)

Net unrealized appreciation	$7,059,937

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	83.8%
Canada	3.6%
Bermuda	3.5%
United Kingdom	1.6%
Netherlands	1.6%
Brazil	1.5%
Cayman Islands	1.4%
Panama	1.3%
India	0.9%
Israel	0.8%

100.0%

See accompanying notes to financial statements

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Neuberger
Berman
Regency Fund

Assets
Investment securities, at cost	$129,083,866

Investment securities, at value*	$136,260,342
Interest and dividends receivable	130,225
Receivable for capital shares issued	52,733
Receivable for investments sold	983,644
Prepaid expenses	466

Total Assets	137,427,410

Liabilities
Payable for investments purchased	1,522,291
Payable for capital shares redeemed	1,883,176
Payable for return of collateral received	31,968,363
Manager fees payable	62,264
Administration fees payable	3,550
Distribution fees payable	20,755
Administrative and compliance services fees payable	894
Other accrued liabilities	17,986

Total Liabilities	35,479,279

Net Assets	$101,948,131

Net Assets Consist of:
Capital	$92,875,812
Accumulated net investment income/(loss)	553,071
Accumulated net realized gains/(losses) on investments	1,342,718
Net unrealized appreciation/(depreciation) on investments	7,176,530

Net Assets	$101,948,131

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,177,294
Net Asset Value (offering and redemption price per share)	$11.11

*	Includes securities on loan of $31,003,465.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Neuberger
Berman
Regency Fund

Investment Income:
Interest	$119,449
Dividends	831,519
Income from securities lending	36,819

Total Investment Income	987,787

Expenses:
Manager fees	310,418
Administration fees	18,674
Distribution fees	103,473
Audit fees	2,817
Administrative and compliance services fees	1,637
Custodian fees	7,569
Legal fees	3,401
Trustees’ fees	2,352
Other expenses	8,773

Total expenses before reductions	459,114
Less expenses paid indirectly	(17,484)

Net Expenses	441,630

Net Investment Income/(Loss)	546,157

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	1,901,457
Change in unrealized appreciation/(depreciation) on investments	4,584,918

Net Realized and Unrealized Gains/(Losses) on Investments	6,486,375

Change in Net Assets Resulting from Operations	$7,032,532

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

	AZL Neuberger
	Berman Regency Fund
	Six Months Ended	May 1, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$546,157	$189,466
Net realized gains/(losses) on investment transactions	1,901,457	(558,739)
Change in unrealized appreciation/(depreciation) on investments	4,584,918	2,591,612

Change in net assets resulting from operations	7,032,532	2,222,339

Dividends to Shareholders:
From net investment income	—	(206,385)

Net change in net assets resulting from dividends to shareholders	—	(206,385)

Capital Transactions:
Proceeds from shares issued	47,194,306	71,216,940
Proceeds from dividends reinvested	—	206,385
Value of shares redeemed	(17,813,217)	(7,904,769)

Change in net assets resulting from capital transactions	29,381,089	63,518,556

Change in net assets	36,413,621	65,534,510
Net Assets:
Beginning of period	65,534,510	—

End of period	$101,948,131	$65,534,510

Accumulated net investment income/(loss)	$553,071	$6,914

Share Transactions:
Shares issued	4,331,094	7,284,194
Dividends reinvested	—	20,353
Shares redeemed	(1,613,890)	(844,457)

Change in shares	2,717,204	6,460,090

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	May 1, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.14	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.91	0.14

Total from Investment Activities	0.97	0.17

Dividends to Shareholders From:
Net Investment Income	—	(0.03)
Net Realized Gains	—	—

Total Dividends	—	(0.03)

Net Asset Value, End of Period	$11.11	$10.14

Total Return*(b)	9.57%	1.72%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$101,948	$65,535
Net Investment Income/(Loss)(c)	1.32%	0.59%
Expenses Before Reductions(c)	1.11%	1.14%
Expenses Net of Reductions(c)	1.07%	1.12%
Expenses Net of Reductions(c)(d)	1.11%	1.14%
Portfolio Turnover Rate(b)	24.12%	16.03%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Neuberger Berman Regency Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Neuberger Berman Regency Fund	$31,968,363	$31,003,465

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Neuberger Berman Management Inc. (“Neuberger Berman”), Neuberger Berman provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Neuberger Berman Regency Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $1,371 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $8,571 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Neuberger Berman Regency Fund	$46,874,145	$18,863,377

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

At December 31, 2006 the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2014
AZL Neuberger Berman Regency Fund	$523,057

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Neuberger Berman Regency Fund	$206,385	$—	$206,385

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Neuberger Berman Regency Fund	$6,914	$6,914	$(523,057)	$2,555,930	$2,039,787

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM OCC
Opportunity Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL OCC Opportunity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL OCC Opportunity Fund	$1,000.00	$1,127.50	$5.86	1.11%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL OCC Opportunity Fund	$1,000.00	$1,019.29	$5.56	1.11%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

The AZL OCC Opportunity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Consumer Discretionary	15.7%
Energy	8.5
Financials	5.0
Health Care	25.2
Industrials	15.8
Information Technology	23.4
Telecommunication Services	5.0
Utilities	1.3
Short-Term Investments	34.5

134.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.9%):
Consumer Discretionary (15.7%):
84,600	Coldwater Creek, Inc.*	$1,965,258
133,090	Force Protection, Inc.*ˆ	2,746,978
102,160	Life Time Finess, Inc.*	5,437,976
54,889	New Oriental Education & Technology Group, Inc., ADR*	2,948,637
112,698	Pinnacle Entertainment, Inc.*ˆ	3,172,448
41,300	Red Robin Gourmet Burgers, Inc.*	1,667,281
93,400	Smith & Wesson Holding Corp.*ˆ	1,564,450
283,570	SunOpta, Inc.*	3,161,806
62,500	Under Armor, Inc.*ˆ	2,853,125
65,522	Vistaprint, Ltd.*	2,506,217
341,700	Wet Seal, Inc.*ˆ	2,053,617

		30,077,793

Energy (8.5%):
932,300	Aurora Oil & Gas Corp.*ˆ	1,985,799
100,000	Helix Energy Solutions Group, Inc.*	3,991,000
261,100	PetroQuest Energy, Inc.*	3,796,394
146,920	Quicksilver Resources, Inc.*ˆ	6,549,694

		16,322,887

Financials (5.0%):
171,062	Clayton Holding, Inc.*ˆ	1,948,395
60,100	Evercore Partners, Inc.	1,789,177
113,400	Fremont General Corp.ˆ	1,220,184
22,068	Huron Consulting Group, Inc.*ˆ	1,611,185
196,652	MRU Holdings, Inc.*	1,238,908
37,700	Redwood Trust, Inc.—REITˆ	1,823,926

		9,631,775

Health Care (25.2%):
24,200	Advanced Magnetics*	1,407,472
26,000	Advisory Board Co. (The)*	1,444,560
108,600	Allscripts Healthcare Solutions, Inc.*ˆ	2,767,128
89,500	BioMarin Pharmaceutical, Inc.*ˆ	1,605,630
247,633	Cardiome Pharma Corp.*	2,280,700
190,020	Cubist Pharmaceuticals, Inc.*ˆ	3,745,294
208,550	CV Therapeutics, Inc.*ˆ	2,754,946
557,500	Durect Corp.*ˆ	2,146,375
152,884	Halozyme Therapeutics, Inc.*ˆ	1,411,119
31,700	Hologic, Inc.*ˆ	1,753,327
76,290	Illumina, Inc.*ˆ	3,096,611
292,600	Indevus Pharmaceuticals, Inc.*ˆ	1,969,198
132,100	Martek Biosciences Corp.*ˆ	3,430,637
67,900	Micrus Endovascular Corp.*	1,670,340
61,300	Nuvasive, Inc.*	1,655,713
Common Stocks, continued
Health Care, continued
121,567	NxStage Medical, Inc.*ˆ	1,571,861
93,758	Phase Forward, Inc.*	1,577,947
302,894	Salix Pharmaceuticals, Inc.*ˆ	3,725,596
56,393	Theravance, Inc.*	1,804,576
30,970	Ventana Medical Systems, Inc.*ˆ	2,393,052
142,400	Vital Images, Inc.*	3,867,584

		48,079,666

Industrials (15.8%):
105,900	American Commercial Lines*ˆ	2,758,695
111,444	Argon State, Inc.*	2,586,615
70,300	Chart Industries, Inc.*	1,999,332
32,300	Copa Holdings SA, Class A	2,171,852
54,500	Dynamic Materials Corp.ˆ	2,043,750
40,763	Fuel Tech, Inc.*	1,396,133
200,495	H&E Equipment Services, Inc.*	5,561,731
85,500	Knot, Inc. (The) *ˆ	1,726,245
48,000	Old Dominion Freight Line, Inc.*	1,447,200
145,100	On Assignment, Inc.*	1,555,472
93,370	Resources Connection, Inc.*	3,098,017
43,779	TransDigm Group, Inc.*	1,771,298
154,916	Turbochef Technologies, Inc.*ˆ	2,156,431

		30,272,771

Information Technology (23.4%):
106,110	American Reprographics Co.*	3,267,127
118,799	Commvault Systems, Inc.*	2,051,659
73,866	Concur Technologies, Inc.*ˆ	1,687,838
58,072	Forrester Research, Inc.*	1,633,565
249,030	Innerworkings, Inc.*ˆ	3,989,461
301,948	LECG Corp.*	4,562,433
80,200	Liquidity Service, Inc.*	1,506,156
107,310	Microsemi Corp.*ˆ	2,570,075
60,200	Netlogic Microsystems, Inc.*ˆ	1,916,768
83,000	Omniture, Inc.*ˆ	1,902,360
334,080	Opsware, Inc.*ˆ	3,177,101
109,000	Perficient, Inc.*	2,256,300
204,153	RightNow Technologies, Inc.*ˆ	3,350,151
285,800	Sapient Corp.*	2,209,234
49,200	SI International, Inc.*	1,624,584
45,340	THQ, Inc.*	1,383,777
53,460	Ultimate Software Group, Inc.*	1,546,598
358,850	Wind River Systems, Inc.*	3,947,350

		44,582,537

Telecommunication Services (5.0%):
48,900	Atheros Communications*	1,508,076
136,800	Cognet Communications Group, Inc.*	4,086,216
80,700	SAVVIS, Inc.*	3,995,457

		9,589,749

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Utilities (1.3%):
293,510	Basin Water, Inc.*ˆ	$2,553,537

Total Common Stocks (Cost $169,899,112)		191,110,715

Collateral for Securities on Loan (33.4%):
63,992,640	Allianz Dresdner Daily Asset Fund#	63,992,640

Total Collateral for Securities on Loan (Cost $63,992,640)		63,992,640

Deposit Account (1.1%):
2,023,423	NTRS London Deposit Account	2,023,423

Total Deposit Account (Cost $2,023,423)		2,023,423

Total Investment Securities (Cost $235,915,175)(a)—134.4%		257,126,778
Net Other Assets (Liabilities)—(34.4)%		(65,767,207)

Net Assets—100.0%		$191,359,571

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

#	Investment in affiliate.

(a)	Cost for federal income tax purposes is $239,878,493. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,110,631
Unrealized depreciation	(4,862,346)

Net unrealized appreciation	$17,248,285

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	92.6%
Canada	2.8%
Cayman Islands	1.5%
Bermuda	1.3%
Panama	1.1%
Netherlands Antilles	0.7%

100.0%

See accompanying notes to financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL OCC
Opportunity
Fund

Assets
Investment securities, at cost	$235,915,175

Investment securities, at value*ˆ	$257,126,778
Interest and dividends receivable	38,810
Receivable for capital shares issued	504,819
Receivable for investments sold	1,776,598
Prepaid expenses	1,136

Total Assets	259,448,141

Liabilities
Payable for investments purchased	1,735,251
Payable for capital shares redeemed	2,168,759
Payable for return of collateral received	63,992,640
Manager fees payable	132,654
Administration fees payable	6,674
Distribution fees payable	39,016
Administrative and compliance services fees payable	1,680
Other accrued liabilities	11,896

Total Liabilities	68,088,570

Net Assets	$191,359,571

Net Assets Consist of:
Capital	$136,490,483
Accumulated net investment income/(loss)	(612,016)
Net realized gains/(losses) on investment transactions	34,269,501
Net unrealized appreciation/(depreciation) on investments	21,211,603

Net Assets	$191,359,571

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,716,232
Net Asset Value (offering and redemption price per share)	$17.86

*	Includes securities on loan of $61,473,718.

ˆ	Includes investment in affiliate of $63,992,640.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL OCC
Opportunity
Fund

Investment Income:
Interest	$43,519
Dividends	79,798
Income from securities lending	205,657

Total Investment Income	328,974

Expenses:
Manager fees	719,634
Administration fees	38,288
Distribution fees	211,656
Audit fees	5,475
Administrative and compliance services fees	3,170
Custodian fees	12,856
Legal fees	5,629
Trustees’ fees	3,876
Other expenses	17,366

Total expenses before reductions	1,017,950
Less expenses paid indirectly	(76,960)

Total Expenses	940,990

Net Investment Income/(Loss)	(612,016)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	12,255,113
Change in unrealized appreciation/(depreciation) on investments	8,321,923

Net Realized and Unrealized Gains/(Losses) on Investments	20,577,036

Change in Net Assets Resulting from Operations	$19,965,020

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL OCC
	Opportunity Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(612,016)	$(1,406,242)
Net realized gains/(losses) on investment transactions	12,255,113	23,874,383
Change in unrealized appreciation/(depreciation) on investments	8,321,923	(8,300,352)

Change in net assets resulting from operations	19,965,020	14,167,789

Dividends to Shareholders:
From net realized gains	—	(4,937,165)

Change in net assets resulting from dividends to shareholders	—	(4,937,165)

Capital Transactions:
Proceeds from shares issued	36,171,160	43,487,327
Proceeds from dividends reinvested	—	4,937,165
Value of shares redeemed	(23,464,062)	(31,527,491)

Change in net assets resulting from capital transactions	12,707,098	16,897,001

Change in net assets	32,672,118	26,127,625
Net Assets:
Beginning of period	158,687,453	132,559,828

End of period	$191,359,571	$158,687,453

Accumulated net investment income/(loss)	$(612,016)	$—

Share Transactions:
Shares issued	2,096,435	2,725,296
Dividends reinvested	—	348,423
Shares redeemed	(1,399,313)	(2,076,330)

Change in shares	697,122	997,389

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended					May 1, 2002 to
	June 30,	For the Year Ended December 31,				December 31,
	2007	2006	2005	2004	2003	2002(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$15.84	$14.69	$13.98	$13.01	$8.09	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.06)	(0.14)	(0.14)	(0.11)	(0.07)	(0.02)
Net Realized and Unrealized Gains/(Losses) on Investments	2.08	1.80	0.85	1.11	5.09	(1.89)

Total from Investment Activities	2.02	1.66	0.71	1.00	5.02	(1.91)

Dividends to Shareholders From:
Net Realized Gains	—	(0.51)	—	(0.03)	(0.10)	—

Total Dividends	—	(0.51)	—	(0.03)	(0.10)	—

Net Asset Value, End of Period	$17.86	$15.84	$14.69	$13.98	$13.01	$8.09

Total Return*(b)	12.75%	11.68%	5.08%	7.76%	62.03%	(19.10)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$191,360	$158,687	$132,560	$122,817	$64,589	$13,913
Net Investment Income/(Loss)(c)	(0.72)%	(0.92)%	(1.06)%	(1.02)%	(1.11)%	(0.57)%
Expenses Before Reductions**(c)	1.20%	1.22%	1.35%	1.32%	1.39%	2.38%
Expenses Net of Reductions(c)	1.11%	1.20%	1.35%	1.32%	1.25%	1.25%
Expenses Net of Reductions(c)(d)	1.20%	1.22%	N/A	N/A	N/A	N/A
Portfolio Turnover Rate(b)	79.10%	269.47%	193.67%	189.43%	174.59%	144.70%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL OCC Opportunity Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL OCC Opportunity Fund	$63,992,640	$61,473,718

The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Capital LLC (“OCC”), OCC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL OCC Opportunity Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2007, the Agent received $52,102 in fees for acting as the Securities Lending Agent.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $2,919 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $21,314 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL OCC Opportunity Fund	$147,817,670	$133,104,189

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL OCC Opportunity Fund	$—	$4,937,165	$4,937,165

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL OCC Opportunity Fund	$7,378,467	$15,089,675	$22,468,142	$12,435,926	$35,904,068

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

13

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM OCC
Renaissance Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL OCC Renaissance Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses.The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL OCC Renaissance Fund	$1,000.00	$1,084.90	$5.43	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL OCC Renaissance Fund	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL OCC Renaissance Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Consumer Discretionary	17.4%
Consumer Staples	1.9
Energy	12.4
Financials	26.7
Health Care	6.5
Industrials	13.1
Information Technology	3.3
Materials	3.6
Telecommunication Services	3.4
Utilities	10.5
Short-Term Investments	20.1

118.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.8%):
Consumer Discretionary (17.4%):
118,000	Advance Auto Parts, Inc.	$4,782,540
177,000	AMB Property Corp.—REIT	9,419,940
105,000	Brunswick Corp.ˆ	3,426,150
205,000	Family Dollar Stores, Inc.	7,035,600
165,000	Ford Motor Co.ˆ	1,554,300
107,000	Oshkosh Truck Corp.ˆ	6,732,440
106,300	PetSmart, Inc.	3,449,435
114,000	Ross Stores, Inc.	3,511,200
139,000	Royal Caribbean Cruises, Ltd.ˆ	5,974,220
124,000	TJX Cos., Inc.	3,410,000
147,000	Walgreen Co.	6,400,380
338,000	WPP Group plc	5,056,446

		60,752,651

Consumer Staples (1.9%):
82,000	Clorox Co.	5,092,200
54,500	Smithfield Foods, Inc.*	1,678,055

		6,770,255

Energy (12.4%):
73,300	ConocoPhillips	5,754,050
53,000	Constellation Energy Group	4,620,010
186,300	Dynegy, Inc., Class A*	1,758,672
106,000	FMC Technologies, Inc.*	8,397,320
123,000	Hess Corp.	7,252,080
114,000	Mirant Corp.*	4,862,100
43,000	National-Oilwell Varco, Inc.*	4,482,320
27,000	NRG Energy, Inc.*	1,122,390
129,000	Range Resources Corp.	4,825,890

		43,074,832

Financials (26.7%):
23,413	Affiliated Managers Group, Inc.*ˆ	3,014,658
270,000	Annaly Capital Management, Inc.—REIT	3,893,400
137,000	Bank of New York Co., Inc.	5,677,280
225,500	CBL & Associates Properties, Inc.—REITˆ	8,129,275
59,900	CIT Group, Inc.	3,284,317
143,000	Douglas Emmett, Inc.—REIT	3,537,820
190,000	E*TRADE Financial Corp.*	4,197,100
228,000	H&R Block, Inc.ˆ	5,328,360
73,900	Investment Technology Group, Inc.*	3,202,087
76,000	Lazard, Ltd., Class A	3,422,280
53,000	MBIA, Inc.ˆ	3,297,660
259,000	Nationwide Health Properties, Inc.—REITˆ	7,044,800
40,700	PartnerRe, Ltd.ˆ	3,154,250
132,760	Platinum Underwriters Holdings, Ltd.	4,613,410
72,000	PNC Financial Services Group, Inc.	5,153,760
Common Stocks, continued
Financials, continued
159,000	Prosperity Bancshares, Inc.ˆ	5,208,840
73,000	Reinsurance Group of America, Inc.	4,397,520
169,000	StanCorp Financial Group, Inc.	8,869,121
105,000	Zions Bancorp	8,075,550

		93,501,488

Health Care (6.5%):
104,000	Biogen Idec, Inc.*	5,564,000
65,000	Coventry Health Care, Inc.*	3,747,250
55,000	DaVita, Inc.*	2,963,400
105,500	Health Net, Inc.*	5,570,400
114,500	Sepracor, Inc.*	4,696,790

		22,541,840

Industrials (13.1%):
79,050	Brady Corp., Class A	2,935,917
141,000	ChoicePoint, Inc.*	5,985,450
66,700	Cytec Industries, Inc.	4,253,459
33,000	Foster Wheeler, Ltd.*	3,530,670
245,000	Goodrich Corp.	14,592,200
87,700	Joy Global, Inc.ˆ	5,115,541
40,000	KLA-Tencor Corp.ˆ	2,198,000
94,000	Lennar Corp.	3,436,640
91,000	Zebra Technologies Corp., Class A*ˆ	3,525,340

		45,573,217

Information Technology (3.3%):
63,400	CACI International, Inc., Class A*ˆ	3,097,090
175,000	EMC Corp.*	3,167,500
125,000	Fairchild Semiconductor International, Inc.*	2,415,000
82,000	Tektronix, Inc.	2,766,680

		11,446,270

Materials (3.6%):
47,400	Companhia Vale do Rio Doce ADRˆ	2,111,670
116,000	Mosaic Co.*	4,526,320
31,000	Rio Tinto, plc	2,368,078
266,100	Smurfit-Stone Container Corp.*	3,541,791

		12,547,859

Telecommunication Services (3.4%):
70,000	Juniper Networks, Inc.*ˆ	1,761,900
485,400	Sprint Nextel Corp.ˆ	10,052,634

		11,814,534

Utilities (10.5%):
67,000	Dominion Resources, Inc.	5,782,770
149,500	DPL, Inc.ˆ	4,236,830
93,000	Duke Energy Corp.	1,701,900

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Utilities, continued
76,000	Entergy Corp.	$8,158,600
125,000	SCANA Corp.	4,786,250
153,600	Southern Co.	5,266,944
100,000	Vectren Corp.ˆ	2,693,000
89,000	Wisconsin Energy Corp.	3,936,470

		36,562,764

Total Common Stocks (Cost $324,532,586)		344,585,710
Collateral for Securities on Loan (18.4%):
63,991,775	Allianz Dresdner Daily Asset Fund#	63,991,775

Total Collateral for Securities on Loan (Cost $63,991,775)		63,991,775

Deposit Account (1.7%):
5,770,059	NTRS London Deposit Account	5,770,059

Total Deposit Account (Cost $5,770,059)		5,770,059

Total Investment Securities (Cost $394,294,420)(a)—118.9%		414,347,544
Net Other Assets (Liabilities)—(18.9)%		(65,822,982)

Net Assets—100.0%		$348,524,562

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

*	Non-income producing security.

#	Investment in affiliate.

REIT—Real Estate Investment Trust.

(a)	Cost for federal income tax purposes is $396,149,481. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$29,471,324
Unrealized depreciation	(11,273,261)

Net unrealized appreciation	$18,198,063

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	91.4%
Bermuda	4.2%
United Kingdom	2.1%
Liberia	1.7%
Brazil	0.6%

Total	100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL OCC
Renaissance
Fund

Assets
Investment securities, at cost	$394,294,420

Investment securities, at value*ˆ	$414,347,544
Interest and dividends receivable	454,558
Receivable for investments sold	3,546,281
Prepaid expenses	2,956

Total Assets	418,351,339

Liabilities
Payable for investments purchased	5,357,790
Payable for capital shares redeemed	140,395
Payable for return of collateral received	63,991,775
Manager fees payable	219,022
Administration fees payable	12,488
Distribution fees payable	73,007
Administration and compliance service fees payable	3,143
Other accrued liabilities	29,157

Total Liabilities	69,826,777

Net Assets	$348,524,562

Net Assets Consist of:
Capital	$253,928,749
Accumulated net investment income/(loss)	2,800,691
Net realized gains/(losses) on investment transactions	71,741,615
Net unrealized appreciation/(depreciation) on investments	20,053,507

Net Assets	$348,524,562

Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,575,446
Net Asset Value (offering and redemption price per share)	$14.18

*	Includes securities on loan of $62,471,230.

ˆ	Includes investment in affiliate of $63,991,775.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL OCC
Renaissance
Fund

Investment Income:
Interest	$119,000
Dividends	2,251,135
Income from securities lending	26,200

Total Investment Income	2,396,335

Expenses:
Manager fees	1,300,515
Administration fees	78,606
Distribution fees	433,505
Audit fees	1,491
Administrative and compliance services fees	6,393
Custodian fees	21,621
Legal fees	16,413
Trustees’ fees	7,176
Other expenses	41,674

Total expenses before reductions	1,907,394
Less expenses paid indirectly	(80,124)

Net Expenses	1,827,270

Net Investment Income/(Loss)	569,065

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	30,913,515
Change in unrealized appreciation/(depreciation) on investments	(3,352,178)

Net Realized and Unrealized Gains/(Losses) on Investments	27,561,337

Change in Net Assets Resulting from Operations	$28,130,402

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL OCC
	Renaissance Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$569,065	$2,252,534
Net realized gains/(losses) on investment transactions	30,913,515	41,606,868
Change in unrealized appreciation/(depreciation) on investments	(3,352,178)	(5,094,696)

Change in net assets resulting from operations	28,130,402	38,764,706

Dividends to Shareholders:
From net investment income	—	(1,002,285)
From net realized gains	—	(29,691,976)

Change in net assets resulting from dividends to shareholders	—	(30,694,261)

Capital Transactions:
Proceeds from shares issued	10,095,067	33,418,017
Proceeds from dividends reinvested	—	30,694,261
Value of shares redeemed	(32,619,875)	(157,211,573)

Change in net assets resulting from capital transactions	(22,524,808)	(93,099,295)

Change in net assets	5,605,594	(85,028,850)
Net Assets:
Beginning of period	342,918,968	427,947,818

End of period	$348,524,562	$342,918,968

Accumulated net investment income/(loss)	$2,800,691	$2,231,626

Share Transactions:
Shares issued	727,412	2,511,972
Dividends reinvested	—	2,520,054
Shares redeemed	(2,369,451)	(11,721,012)

Change in shares	(1,642,039)	(6,688,986)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$13.08	$13.00	$14.72	$12.93	$8.23	$11.02

Investment Activities:
Net Investment Income/(Loss)	0.02	0.10	0.03	(0.03)	— *	— *
Net Realized and Unrealized Gains/(Losses) on Investments	1.08	1.24	(0.60)	1.92	4.82	(2.76)

Total from Investment Activities	1.10	1.34	(0.57)	1.89	4.82	(2.76)

Dividends to Shareholders From:
Net Investment Income	—	(0.04)	—	—	— *	— *
Net Realized Gains	—	(1.22)	(1.15)	(0.10)	(0.12)	(0.03)

Total Dividends	—	(1.26)	(1.15)	(0.10)	(0.12)	(0.03)

Net Asset Value, End of Period	$14.18	$13.08	$13.00	$14.72	$12.93	$8.23

Total Return**(a)	8.49%	10.83%	(3.49)%	14.75%	58.66%	(25.08)%

Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$348,525	$342,919	$427,948	$454,867	$252,374	$78,249
Net Investment Income/(Loss)(b)	0.33%	0.61%	0.23%	(0.26)%	(0.02)%	0.06%
Expenses Before Reductions***(b)	1.10%	1.09%	1.19%	1.24%	1.25%	1.40%
Expenses Net of Reductions(b)	1.05%	1.04%	1.11%	1.24%	1.10%	1.10%
Expenses Net of Reductions(b)(c)	1.10%	1.09%	1.19%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	72.31%	115.98%	137.19%	43.66%	61.79%	66.85%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL OCC Renaissance Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL OCC Renaissance Fund	$63,991,775	$62,471,230

The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Capital LLC (“OCC”), OCC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL OCC Renaissance Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2007, the Agent received $7,263 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $6,799 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $67,269 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL OCC Renaissance Fund	$247,637,413	$267,246,732

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized,

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL OCC Renaissance Fund	$1,002,285	$29,691,976	$30,694,261

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL OCC Renaissance Fund	$13,263,322	$30,850,602	$44,113,924	$22,351,487	$66,465,411

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

6. Subsequent Event

At a Board meeting on June 13, 2007, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL OCC Value Fund will acquire the assets and liabilities of the AZL OCC Renaissance Fund. The reorganization which is scheduled to be completed in the third quarter of 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Renaissance Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM OCC Value Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL OCC Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL OCC Value Fund	$1,000.00	$1,044.50	$5.32	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL OCC Value Fund	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL OCC Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Computers	1.1%
Consumer Discretionary	4.2
Consumer Staples	2.4
Diversified	1.4
Energy	18.0
Financials	29.7
Food Items—Wholesale	4.0
Health Care	10.8
Industrials	11.8
Information Technology	1.1
Materials	0.6
Retail/Wholesale	1.3
Telecommunication Services	4.5
Utilities	7.1
Short-Term Investments	14.9

112.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.0%):
Computers (1.1%):
88,200	Microsoft Corp.	$2,599,254

Consumer Discretionary (4.2%):
101,100	Carnival Corp.ˆ	4,930,647
75,900	Family Dollar Stores, Inc.ˆ	2,604,888
75,500	PetSmart, Inc.ˆ	2,449,975

		9,985,510

Consumer Staples (2.4%):
176,400	Yum! Brands, Inc.	5,771,808

Diversified (1.4%):
38,000	3M Co.	3,298,020

Energy (18.0%):
156,200	BP plc, ADRˆ	11,268,268
137,200	Chevron Corp.	11,557,728
181,400	ConocoPhillips	14,239,900
40,800	GlobalSantaFe Corp.ˆ	2,947,800
44,052	Hess Corp.	2,597,306

		42,611,002

Financials (29.7%):
60,100	Allstate Corp.	3,696,751
76,200	American Express Co.ˆ	4,661,916
140,500	Annaly Capital Management, Inc.—REITˆ	2,026,010
50,200	Bank of America Corp.	2,454,278
249,600	Bank of New York Co., Inc.	10,343,424
31,500	Capital One Financial Corp.ˆ	2,470,860
228,830	Countrywide Financial Corp.ˆ	8,317,971
50,100	Hartford Financial Services Group, Inc.	4,935,351
216,100	J.P. Morgan Chase & Co.	10,470,044
95,500	MBIA, Inc.ˆ	5,942,010
88,200	MetLife, Inc.	5,687,136
50,600	Morgan Stanley	4,244,328
31,600	PNC Financial Services Group, Inc.	2,261,928
50,200	RenaissanceRe Holdings, Ltd.ˆ	3,111,898

		70,623,905

Food Items—Wholesale (4.0%):
56,600	SUPERVALU, Inc.	2,621,712
126,600	Sysco Corp.	4,176,534
82,300	Unilever, plc, ADRˆ	2,654,998

		9,453,244

Health Care (10.8%):
126,900	Aetna, Inc.	6,268,860
70,000	Biogen Idec, Inc.*ˆ	3,745,000
49,700	Health Net, Inc.*ˆ	2,624,160
Common Stocks, continued
Health Care, continued
98,000	Nektar Therapeutics, Inc.*ˆ	930,020
44,500	Sepracor, Inc.*	1,825,390
127,200	Wellpoint, Inc.*	10,154,376

		25,547,806

Industrials (11.8%):
122,800	Amgen, Inc.*	6,789,612
60,900	Boeing Co. (The)	5,856,144
95,500	ChoicePoint, Inc.*ˆ	4,053,975
128,500	D.R. Horton, Inc.ˆ	2,561,005
139,500	Lennar Corp.ˆ	5,100,120
38,000	Parker Hannifin Corp.	3,720,580

		28,081,436

Information Technology (1.1%):
139,400	EMC Corp.*	2,523,140

Materials (0.6%):
19,000	PPG Industries, Inc.	1,446,090

Retail/Wholesale (1.3%):
63,700	Wal-Mart Stores, Inc.	3,064,607

Telecommunication Services (4.5%):
138,200	Sprint Nextel Corp.	2,862,122
187,200	Verizon Communications, Inc.	7,707,024

		10,569,146

Utilities (7.1%):
225,900	General Electric Co.	8,647,452
238,900	Southern Co.ˆ	8,191,881

		16,839,333

Total Common Stocks (Cost $213,752,127)		232,414,301

Collateral for Securities on Loan (12.9%):
30,477,453	Northern Trust Liquid Institutional Asset Portfolio	30,477,453

Total Collateral for Securities on Loan (Cost $30,477,453)		30,477,453

Deposit Account (2.0%):
4,725,627	NTRS London Deposit Account	4,725,627

Total Deposit Account (Cost $4,725,627)		4,725,627

Total Investment Securities (Cost $248,955,207)(a)—112.9%		267,617,381
Net Other Assets (Liabilities)—(12.9)%		(30,526,417)

Net Assets—100.0%		$237,090,964

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

(a)	Cost for federal income tax purposes is $249,117,506. The gross unrealized appreciation(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,778,576
Unrealized depreciation	(4,278,701)

Net unrealized appreciation	$18,499,875

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	89.5%
United Kingdom	5.9%
Panama	2.1%
Bermuda	1.3%
Cayman Islands	1.2%

100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL OCC
Value
Fund

Assets
Investment securities, at cost	$248,955,207

Investment securities, at value*	$267,617,381
Interest and dividends receivable	218,533
Prepaid expenses	2,122

Total Assets	267,838,036

Liabilities
Payable for capital shares redeemed	40,696
Payable for return of collateral received	30,477,453
Manager fees payable	149,170
Administration fees payable	8,505
Distribution fees payable	49,723
Administration and compliance service fees payable	2,141
Other accrued liabilities	19,384

Total Liabilities	30,747,072

Net Assets	$237,090,964

Net Assets Consist of:
Capital	$173,329,707
Accumulated net investment income/(loss)	3,939,154
Net realized gains/(losses) on investment transactions	41,159,929
Net unrealized appreciation/(depreciation) on investments	18,662,174

Net Assets	$237,090,964

Shares of beneficial interest (Unlimited number of shares authorized, no par value)	15,522,665
Net Asset Value (offering and redemption price per share)	$15.27

*	Includes securities on loan of $37,041,555.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL OCC
Value
Fund

Investment Income:
Interest	$73,065
Dividends	2,340,704
Income from securities lending	9,556

Total Investment Income	2,423,325

Expenses:
Manager fees	904,334
Administration fees	54,696
Distribution fees	301,445
Audit fees	7,344
Administrative and compliance services fees	4,385
Custodian fees	9,150
Legal fees	13,290
Trustees’ fees	5,899
Other expenses	24,612

Total expenses before reductions	1,325,155
Less expenses paid indirectly	(64,194)

Net Expenses	1,260,961

Net Investment Income/(Loss)	1,162,364

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	25,508,334
Change in unrealized appreciation/(depreciation) on investments	(16,290,306)

Net Realized and Unrealized Gains/(Losses) on Investments	9,218,028

Change in Net Assets Resulting from Operations	$10,380,392

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL OCC
	Value Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,162,364	$2,793,129
Net realized gains/(losses) on investment transactions	25,508,334	15,808,462
Change in unrealized appreciation/(depreciation) on investments	(16,290,306)	21,037,603

Change in net assets resulting from operations	10,380,392	39,639,194

Dividends to Shareholders:
From net investment income	—	(1,757,855)
From net realized gains	—	(14,404,339)

Change in net assets resulting from dividends to shareholders	—	(16,162,194)

Capital Transactions:
Proceeds from shares issued	16,211,237	28,372,834
Proceeds from dividends reinvested	—	16,162,194
Value of shares redeemed	(36,075,688)	(45,131,695)

Change in net assets resulting from capital transactions	(19,864,451)	(596,667)

Change in net assets	(9,484,059)	22,880,333
Net Assets:
Beginning of period	246,575,023	223,694,690

End of period	$237,090,964	$246,575,023

Accumulated net investment income/(loss)	$3,939,154	$2,776,790

Share Transactions:
Shares issued	1,092,610	2,058,051
Dividends reinvested	—	1,216,116
Shares redeemed	(2,433,394)	(3,350,875)

Change in shares	(1,340,784)	(76,708)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$14.62	$13.20	$13.60	$11.77	$8.15	$10.96

Investment Activities:
Net Investment Income/(Loss)	0.09	0.19	0.10	0.06	0.06	0.02
Net Realized and Unrealized Gains/ (Losses) on Investments	0.56	2.36	0.23	1.87	3.62	(2.74)

Total from Investment Activities	0.65	2.55	0.33	1.93	3.68	(2.72)

Dividends to Shareholders From:
Net Investment Income	—	(0.12)	(0.03)	(0.02)	(0.06)	(0.02)
Net Realized Gains	—	(1.01)	(0.70)	(0.08)	—	(0.07)

Total Dividends	—	(1.13)	(0.73)	(0.10)	(0.06)	(0.09)

Net Asset Value, End of Period	$15.27	$14.62	$13.20	$13.60	$11.77	$8.15

Total Return*(a)	4.45%	20.11%	2.67%	16.52%	45.21%	(24.90)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$237,091	$246,575	$223,695	$229,389	$84,964	$23,347
Net Investment Income/(Loss)(b)	0.96%	1.29%	0.76%	0.56%	0.73%	0.57%
Expenses Before Reductions**(b)	1.10%	1.15%	1.20%	1.19%	1.27%	1.78%
Expenses Net of Reductions(b)	1.05%	1.12%	1.15%	1.18%	1.10%	1.10%
Expenses Net of Reductions(b)(c)	1.10%	1.15%	1.20%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	63.32%	85.04%	122.68%	38.88%	80.85%	115.67%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL OCC Value Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL OCC Value Fund	$38,221,862	$37,041,555

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Capital LLC (“OCC”), OCC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL OCC Value Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

$3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $4,881 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $23,235 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL OCC Value Fund	$150,734,911	$169,261,590

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $4 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL OCC Value Fund	$2,541,058	$13,621,136	$16,162,194

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL OCC Value Fund	$9,031,917	$9,577,347	$18,609,264	$(4)	$34,771,605	$53,380,865

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

6. Subsequent Event

At a Board meeting on June 13, 2007, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL OCC Value Fund will acquire the assets and liabilities of the AZL OCC Renaissance Fund. The reorganization is scheduled to be completed in the third quarter of 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Oppenheimer
Developing Markets Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Oppenheimer Developing Markets Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Oppenheimer Developing Markets Fund Class 2	$1,000.00	$1,162.90	$8.85	1.65%

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/6/07	6/30/07	5/6/07 - 6/30/07	5/6/07 - 6/30/07
AZL Oppenheimer Developing Markets Fund Class 1	$1,000.00	$1,063.10	$2.22	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Oppenheimer Developing Markets Fund Class 2	$1,000.00	$1,016.61	$8.25	1.65%
AZL Oppenheimer Developing Markets Fund Class 1	$1,000.00	$1,017.85	$7.00	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Oppenheimer Developing Markets Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace/Defense	0.5%
Automobiles	3.1
Banking/Financial Services	13.2
Beverages	1.6
Computers	4.4
Construction	3.2
Cosmetics & Toiletries	1.2
Diversified	2.6
E-Commerce	0.1
Electronics	10.0
Food	1.4
Health Care	0.4
Insurance	0.9
Manufacturing	6.0
Media	0.9
Metals/Mining	9.4
Oil/Gas	11.2
Pharmaceuticals	0.6
Real Estate	3.7
Retail/Wholesale	3.6
Telecommunications	10.6
Tobacco	1.3
Transportation	2.1
Utilities	0.4
Short-Term Investments	25.9

118.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (92.4%):
Aerospace/Defense (0.5%):
15,900	Empresa Brasileira de Aeronautica SA, ADRˆ	$766,539

Automobiles (3.1%):
14,800	Bajaj Auto, Ltd.	778,574
37,486	Ford Otomotiv Sanayi A/S	350,205
7,842	Hero Honda Motors, Ltd.	133,871
11,424	Hyundai Motor Co.	901,121
4,620	Hyundai Motor Co., Preferred Shares	211,042
58,500	Kia Motors Corp.*	910,223
59,808	Mahindra & Mahindra, Ltd.	1,062,491
110,000	Rico Auto Industries, Ltd.	129,460
57,420	Ssangyong Motor Co.*	443,334

		4,920,321

Banking/Financial Services (13.2%):
33,700	Banco Bradesco SA, ADRˆ	812,507
62,520	Banco Bradesco SA, Preferred Shares	1,508,846
37,200	Banco Latinoamericano de Exportaciones SAˆ	699,360
85,531	Bank Hapoalim BM	416,069
32,700	Bumiputra-Commerce Holdings Berhad	110,936
589,932	Cathay Financial Holding Co., Ltd.	1,408,814
36,300	Commercial International Bank Corp.	382,929
55,600	Commercial International Bank Corp., GDR	608,091
765,000	Fubon Financial Holdings Co., Ltd.	697,432
208,700	Grupo Financiero Banorte, SA de CV	955,890
204,700	Grupo Financiero Inbursa, SA de CV	494,554
4,100	HDFC Bank, Ltd.ˆ	345,466
58,900	Housing Development Finance, Ltd.	2,942,635
39,400	ICICI Bank, Ltd., ADRˆ	1,936,510
234,400	Israel Discount Bank*	482,269
40,820	Jeonbuk Bank	449,696
294,413	Kiatnakin Finance Public Co., Ltd.	272,872
8,600	Kookmin Bank, ADRˆ	754,392
19,230	Korea Exchange Bank Co.	285,778
11,270	Korea Investment Holdings Co., Ltd.	767,951
10,260	Mirae Asset Securities Co., Ltd.	920,017
24,320	Pusan Bank Co.	350,778
31,300	Reliance Capital, Ltd.	837,149
446,100	TISCO Bank Public Co., Ltd.	353,376
Common Stocks, continued
Banking/Financial Services, continued
11,300,800	TMB Bank Corp.*	713,343
393,491	Turkiye Vakiflar Bankasi TAO	1,011,252

		20,518,912

Beverages (1.6%):
3,800	Anadolu Efes Biracilik ve Malt Sanayii AS	151,507
3,100	Companhia de Bebidas das Americas, ADRˆ	217,620
23,050	Fomento Economico Mexicano, SA de CV, ADR	906,326
242,700	Fomento Economico Mexicano, SAB de CV	951,434
42,527	United Breweries, Ltd.	316,298

		2,543,185

Computers (4.4%):
86,900	HCL Technologies, Ltd.	733,836
65,100	Infosys Technologies, Ltd.	3,076,108
571,337	Lite-On Technology Corp.	736,192
608,613	Quanta Computer, Inc.	946,492
48,618	Tata Consultancy Services, Ltd.	1,373,012

		6,865,640

Construction (3.2%):
29,177	Aveng, Ltd.ˆ	205,706
104,200	Corporacion GEO, SA de CV, Series B*	572,459
109,000	Empresas ICA, SA de CV*	552,920
6,200	FLSmidth & Co. A/S	486,335
4,402	GS Engineering & Construction Corp.	526,160
7,550	Hyundai Development Co.	536,136
14,508	Hyundai Engineering & Construction Co., Ltd.*	1,057,344
1,420	Kyeryong Construction Industrial Co., Ltd.	77,080
109,900	Murray & Roberts Holdings, Ltd.	995,441

		5,009,581

Cosmetics & Toiletries (1.2%):
1,091	Amorepacific Corp.	863,997
41,779	Aspen Pharmacare Holdings, Ltd.	218,628
55,900	Natura Cosmeticos SA	807,477

		1,890,102

Diversified (2.6%):
164,100	Haci Omer Sabanci Holding A/S	814,462
168,500	Haci Omer Sabanci Holding A/S, ADR*	211,265
437,800	Impulsora del Desarrollo y el Empleo en America Latina, SA de CV*	686,912
124,000	Keppel Corp., Ltd.	1,011,428

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified, continued
250,342	Koc Holdings A/S*	$994,707
12,500	Siemens India, Ltd.	428,019

		4,146,793

E-Commerce (0.1%):
3,900	SINA Corp.*ˆ	163,254

Electronics (10.0%):
23,300	Bharat Electronics, Ltd.	1,047,804
15,133	Bharat Heavy Electricals, Ltd.	572,543
426,000	Chi Mei Optoelectronics Corp.	505,354
364,800	Hon Hai Precision Industry Co., Ltd.	3,151,125
156,000	MediaTek, Inc.	2,429,666
7,144	Samsung Electronics Co., Ltd.	4,368,780
440,300	Synnex Technology International Corp.	662,596
909,275	Taiwan Semiconductor Manufacturing Co., Ltd.	1,960,958
70,833	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	788,371
1,000	Techtronic Industries Co., Ltd.ˆ	1,333
1,145	Telechips, Inc.	26,949
366,000	Varitronix International, Ltd.	228,767

		15,744,246

Food (1.4%):
4,800	Bunge, Ltd.ˆ	405,600
60,000	Jeronimo Martins, SGPS, SA	353,928
259,000	Sadia SA, Preferred Shares	1,207,682
11,636	Tiger Brands, Ltd.	298,494

		2,265,704

Health Care (0.4%):
28,000	Diagnosticos da America SA	620,124

Insurance (0.9%):
170,000	Aksigorta A/S	1,021,285
29,000	Liberty Group, Ltd.	365,793

		1,387,078

Manufacturing (6.0%):
129,000	Amtek Auto, Ltd.	1,293,688
7,700	Aracruz Celulose SA, ADRˆ	510,048
7,500	Bharat Forge, Ltd.	56,830
8,590	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	486,008
22,735	FINETEC Corp.	455,892
161,700	Hindustan Unilever, Ltd.	749,273
40,400	Larsen & Toubro, Ltd.	2,181,399
35,200	OAO TMK Co.*	1,274,240
14,110	Samsung Heavy Industries Co., Ltd.	690,042
Common Stocks, continued
Manufacturing, continued
78,000	SembCorp Marine, Ltd.	249,519
239,300	Steinhoff International Holdings, Ltd.	818,573
14,200	Tenaris SA, ADRˆ	695,232

		9,460,744

Media (0.9%):
98,000	Corporacion Interamericana de Entretenimiento, SA de CV, Class B*	283,123
28,400	Grupo Televisa SA, ADR	784,125
44,000	Television Broadcasts, Ltd.ˆ	309,528

		1,376,776

Metals/Mining (9.4%):
12,700	Anglo Platinum, Ltd.ˆ	2,085,910
39,800	AngloGold Ashanti, Ltd., ADRˆ	1,505,236
404,000	China Shenhua Energy Co., Ltd.	1,411,009
42,000	Companhia Vale do Rio Doce, ADRˆ	1,871,100
39,900	Companhia Vale do Rio Doce, ADR, Preferred Shares	1,504,230
4,100	GMK Norilsk Nickel Co.ˆ	856,900
52,900	Harmony Gold Mining Co., Ltd, ADR*ˆ	754,883
134,166	Highland Gold Mining Co., Ltd.*	348,579
32,400	Impala Platinum Holdings, Ltd.	987,973
85,900	Polymetal-GDR*ˆ(b)	544,907
1,166,500	PT Aneka Tambang Tbk	1,622,423
39,100	Yamana Gold, Inc.ˆ	434,792
526,000	Yanzhou Coal Mining Co., Ltd.ˆ	799,180

		14,727,122

Oil/Gas (11.2%):
209,000	China Oilfield Services, Ltd.	210,972
778,000	China Petroleum & Chemical Corp.(Sinopec)ˆ	870,478
249,200	Det Norske Oljeselskap, ASA*ˆ	520,453
60,470	Gail India, Ltd.	460,948
2,900	Integra Group Holdings, Registered Shares, GDR*	52,780
22,600	LUKOIL, ADR	1,733,420
54,800	OAO Gazprom, Registered Shares, ADRˆ	2,278,679
518,000	PetroChina Co., Ltd.	769,074
48,600	Petroleo Brasileiro SA, ADR	5,893,721
900	Petroleo Brasileiro SA, ADR, Class Aˆ	96,012
21,100	Reliance Industries, Ltd.	881,655
11,391	S-Oil Corp.	878,144
2,931	S-Oil Corp., Preferred Shares	193,789
13,520	Surgutneftegaz OJSC, ADRˆ	740,220

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil/Gas, continued
15,860	Technip SAˆ	$1,310,271
26,800	Tupras-Turkiye Petrol Rafinerileri A/S	639,932

		17,530,548

Pharmaceuticals (0.6%):
6,486	Divi’s Laboratories, Ltd.	933,301

Real Estate (3.7%):
42,000	Camargo Correa Desenvolvimento Imobiliario SA	334,388
5,200	Cyrela Brazil Realty SA Empreendimentos e Participacoes, GDR	1,292,710
20,810	Medinet Nasr Housing	1,122,810
481,425	SARE Holding, SA de CV*	793,239
7,527,249	SM Prime Holdings, Inc.	1,905,464
19,452	Solidere*ˆ	299,366
17,900	SP Setia Berhad	44,531

		5,792,508

Retail/Wholesale (3.6%):
12,200	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, ADRˆ	471,530
13,400	JD Group, Ltd.	134,601
404,700	Jollibee Foods Corp.	459,510
18,202,000	Lojas Americanas SA, Preferred Shares	1,444,453
69,700	Massmart Holdings, Ltd.	849,345
175,000	President Chain Store Corp.	498,472
410,500	PT Astra International Tbk	767,463
821,500	Ramayana Lestari Sentosa PT Tbk	91,912
1,067	Shinsegae Co., Ltd.	694,219
10,179	Trent, Ltd.	179,296

		5,590,801

Telecommunications (10.6%):
196,300	Advanced Information Service Public Co., Ltd.	491,228
40,000	America Movil, SA de CV, ADR, Series L	2,477,200
106,100	Bharti Airtel, Ltd.*	2,178,958
35,700	China Mobile, Ltd.ˆ	1,924,230
13,340	Humax Co., Ltd.	329,560
262,100	Inventec Appliance Corp.	559,019
Common Stocks, continued
Telecommunications, continued
148,395	Orascom Telecom Holdings SAE	1,896,665
2,021,000	PT Indosat Tbk	1,455,507
2,027,500	PT Telekomunikasi Indonesia	2,193,368
27,500	SK Telecom Co., Ltd., ADRˆ	752,125
33,900	Tele Norte Leste Participacoes SA	1,343,340
11,000	Tele Norte Leste Participacoes SA, Preferred Shares	209,730
15,000	Tencent Holdings, Ltd.ˆ	60,441
115,601	Turkcell Iletisim Hizmetleri A/S	775,767

		16,647,138

Tobacco (1.3%):
12,256	Eastern Tobacco	885,055
116,900	ITC, Ltd.	445,430
623,000	pt Gudang Garam Tbk	769,568

		2,100,053

Transportation (2.1%):
215,000	All America Latina Logistica	2,928,371
15,300	All America Latina Logistica, GDR(a)	208,608
19,700	Gateway Distriparks, Ltd.	91,141

		3,228,120

Utilities (0.4%):
9,025,500	Electropaulo Metropolitana SA, Preferred Class B	594,288

Total Common Stocks (Cost $120,314,184)		144,822,878

Collateral for Securities on Loan (16.5%):
25,853,703	Northern Trust Liquid Institutional Asset Portfolio	25,853,703

Total Collateral for Securities on Loan (Cost $25,853,703)		25,853,703

Deposit Account (9.4%):
14,764,703	NTRS London Deposit Account	14,764,703

Total Deposit Account (Cost $14,764,703)		14,764,703

Total Investment Securities (Cost $160,932,590)(b)—118.3%		185,441,284
Net Other Assets (Liabilities)—(18.3)%		(28,680,892)

Net Assets—100.0%		$156,760,392

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

(a)	Rule 144 A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Cost for federal income tax purposes is $163,407,797. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,850,105
Unrealized depreciation	(2,816,618)

Net unrealized appreciation	$22,033,487

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
India	15.7%
Brazil	14.6%
Korea	11.2%
United States	10.1%
Taiwan	9.0%
Mexico	5.9%
South Africa	5.8%
Russia	4.7%
Indonesia	4.3%
Turkey	3.7%
Egypt	3.1%
China	2.5%
Hong Kong	1.6%
Philippines	1.5%
Thailand	1.2%
France	0.8%
Singapore	0.8%
Israel	0.6%
Panama	0.4%
Luxembourg	0.4%
Norway	0.3%
Denmark	0.3%
Canada	0.3%
Bermuda	0.3%
Portugal	0.2%
United Kingdom	0.2%
Lebanon	0.2%
Cayman Islands	0.1%
Malaysia	0.1%
Tokelau	0.1%

Total	100.0%

See accompanying notes to financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Oppenheimer
Developing
Markets Fund

Assets
Investment securities, at cost	$160,932,590

Investment securities, at value*	$185,441,284
Foreign currency, at value (cost $587,388)	587,734
Interest and dividends receivable	342,342
Receivable for capital shares issued	2,524,162
Receivable for investments sold	1,121,542
Reclaim receivable	1,058
Prepaid expenses	613

Total Assets	190,018,735

Liabilities
Payable for investments purchased	678,266
Payable for capital shares redeemed	6,292,588
Payable for return of collateral received	25,853,703
Manager fees payable	109,456
Administration fees payable	5,289
Distribution fees payable	30,895
Administrative and compliance services fees payable	1,331
Other accrued liabilities	286,815

Total Liabilities	33,258,343

Net Assets	$156,760,392

Net Assets Consist of:
Capital	$131,955,344
Accumulated net investment income/(loss)	553,336
Accumulated net realized gains/(losses) on investment transactions	(258,582)
Net unrealized appreciation/(depreciation) on investments	24,510,294

Net Assets	$156,760,392

Class 1
Net Assets	122,475
Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,974
Class 1—Net Asset Value (offering and redemption price per share)	$12.28
Class 2
Net Assets	156,637,917
Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,760,136
Class 2—Net Asset Value (offering and redemption price per share)	$12.28

*	Includes securities on loan of $25,084,018.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Oppenheimer
Developing
Markets Fund

Investment Income:
Interest	$110,313
Dividends	1,450,634
Foreign withholding tax	(96,577)
Income from securities lending	10,089

Total Investment Income	1,474,459

Expenses:
Manager fees	698,957
Administration fees	25,350
Distribution fees—Class 2	140,692
Audit fees	7,149
Administrative and compliance services fees	2,236
Custodian fees	371,458
Legal fees	7,676
Trustees’ fees	5,134
Other expenses	58,658

Total expenses before reductions	1,317,310
Less expenses waived/reimbursed by the Manager	(388,614)

Net Expenses	928,696

Net Investment Income/(Loss)	545,763

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	2,848,432
Change in unrealized appreciation/(depreciation) on investments	14,623,931

Net Realized and Unrealized Gains/(Losses) on Investments	17,472,363

Change in Net Assets Resulting from Operations	$18,018,126

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

	AZL Oppenheimer
	Developing Markets Fund
	Six Months Ended	May 1, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$545,763	$124,425
Net realized gains/(losses) on investment transactions	2,848,432	(3,157,687)
Change in unrealized appreciation/(depreciation) on investments	14,623,931	9,886,363

Change in net assets resulting from operations	18,018,126	6,853,101

Dividends to Shareholders:
Net investment income—Class 1	—	—
Net investment income—Class 2	—	(92,280)
Net realized gains from investment transactions—Class 1	—	—
Net realized gains from investment transactions—Class 2	—	—

Total distributions	—	(92,280)

Capital Transactions:
Proceeds from shares issued—Class 1	119,561	—
Proceeds from shares issued—Class 2	69,167,256	104,299,303
Dividends reinvested—Class 1	—	—
Dividends reinvested—Class 2	—	92,280
Value of shares redeemed—Class 1	(235)	—
Value of shares redeemed—Class 2	(24,256,478)	(17,440,242)

Change in net assets resulting from capital transactions	45,030,104	86,951,341

Change in net assets	63,048,230	93,712,162
Net Assets:
Beginning of period	93,712,162	—

End of period	$156,760,392	$93,712,162

Accumulated net investment income/(loss)	$553,336	$7,573

Share Transactions:
Issued—Class 1	9,994	—
Issued—Class 2	6,047,601	10,909,182
Reinvested—Class 1	—	—
Reinvested—Class 2	—	8,738
Redeemed—Class 1	(20)	—
Redeemed—Class 2	(2,160,817)	(2,044,568)

Change in shares	3,896,758	8,873,352

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Class 1	Class 2
	May 6, 2007 to	Six Months Ended	May 1, 2006 to
	June 30,	June 30,	December 31,
	2007(a)	2007	2006(a)
	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$11.64	$10.56	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01	0.04	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	0.63	1.68	0.55

Total from Investment Activities	0.64	1.72	0.57

Dividends to Shareholders From:
Net Investment Income	—	—	(0.01)

Total Dividends	—	—	(0.01)

Net Asset Value, End of Period	$12.28	$12.28	$10.56

Total Return*(b)	6.31%	16.29%	5.70%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$122	$156,638	$93,712
Net Investment Income/(Loss)(c)	1.59%	1.05%	0.32%
Expenses Before Reductions**(c)	1.50%	2.34%	2.53%
Expenses Net of Reductions(c)	1.40%	1.65%	1.55%
Portfolio Turnover Rate***(b)	34.36%	34.36%	36.16%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Oppenheimer Developing Markets Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. Each Class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Oppenheimer Developing Markets Fund	$25,853,703	$25,084,018

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. (“OFI”), OFI provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate(1)*	Annual Rate(2)*	Expense Limit
AZL Oppenheimer Developing Markets Fund Class 1	NA	1.23%	1.40%
AZL Oppenheimer Developing Markets Fund Class 2	1.25%	1.23%	1.65%

(1)	For the period January 1, 2007 through April 30, 2007.

(2)	Effective May 1, 2007, the Manager reduced its management fee from 1.25% to 1.23%.

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.95% through April 30, 2008.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2009
AZL Oppenheimer Developing Markets Fund	$267,408

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $1,811 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $8,042 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Developing Markets Fund	$74,198,087	$37,049,591

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

At December 31, 2006 the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2014
AZL Oppenheimer Developing Markets Fund	$1,142,629

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $74,923 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Oppenheimer Developing Markets Fund	$92,280	$—	$92,280

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Oppenheimer Developing Markets Fund	$17,290	$17,290	$(1,217,552)	$7,987,184	$6,786,922

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2007.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Investment Advisory Agreement (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) consists of 40 separate investment portfolios as of June 30, 2007 (collectively, the “Funds”), each of which is a series of the Trust. The Trust’s investment manager, Allianz Life Advisers, LLC (the “Manager”), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

The Trust’s Board of Trustees periodically reviews and at least annually approves the advisory fee paid by the Fund to the Manager under the Trust’s investment management agreement (the “Advisory Agreement”). This most recent annual renewal/approval process occurred at the Board of Trustees meeting of October 24, 2006, at which time the Advisory Agreement was approved. (See the section of the annual report to shareholders entitled “Approval of Investment Advisory and Subadvisory Agreements” for the year ended December 31, 2006.)

In connection with a telephonic meeting held February 16, 2007, and at an “in person” meeting held on February 24, 2007, the Board considered the recommendation of the Manager that in connection with an application to the Securities and Exchange Commission for a “substitution order” (under which the Fund will acquire additional assets), the management fee paid by the Fund be lowered from 1.25% to 1.23% (which fees are payable on an annual basis as a percentage of Fund net assets). At the February 24, 2007 meeting the Board approved an amended Advisory Agreement to reflect such reduced fee, effective May 1, 2007. This reduction is not currently expected to reduce the net operating expenses of the Fund, as the operating expenses are currently greater than the contractual expense limit in effect for the Fund. To the extent that the Fund eventually operates below any contractual expense limit in effect, the Fund is expected to benefit from this reduction in management fees.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Developing Markets Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Oppenheimer
Global Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Oppenheimer Global Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Oppenheimer Global Fund	$1,000.00	$1,081.10	$6.24	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Oppenheimer Global Fund	$1,000.00	$1,018.79	$6.06	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Expense Examples and Portfolio Composition, (continued)
(Unaudited)

The AZL Oppenheimer Global Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace/Defense	3.1%
Banking/Financial Services	11.7
Beverages	1.5
Computers	8.3
Diversified	0.4
E-Commerce	1.6
Electronics	10.5
Health Care	2.1
Insurance	1.7
Manufacturing	14.4
Media	3.5
Metals/Mining	0.5
Oil/Gas	6.6
Pharmaceuticals	5.7
Retail/Wholesale	9.9
Services	3.2
Telecommunications	9.6
Travel/Entertainment	2.8
Utilities	1.0
Short-Term Investments	15.4

113.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.1%):
Aerospace/Defense (3.1%):
49,100	Empresa Brasileira de Aeronautica SA, ADRˆ	$2,367,111
73,460	European Aeronautic Defence and Space Co.ˆ	2,389,702
13,910	Lockheed Martin Corp.	1,309,348
25,500	Raytheon Co.	1,374,195

		7,440,356

Banking/Financial Services (11.7%):
23,720	ACE, Ltd.	1,482,974
11,400	AFLAC, Inc.	585,960
17,100	American International Group, Inc.	1,197,513
5,390	BNP Paribas SA	642,015
41,300	Credit Saison Co., Ltd.	1,065,363
45,886	Credit Suisse Group	3,254,666
124,790	HSBC Holdings plcˆ	2,274,557
14,300	ICICI Bank, Ltd., ADRˆ	702,845
57,065	Investor AB, B Shares	1,474,428
30,400	Morgan Stanley	2,549,952
35,580	Northern Trust Corp.	2,285,659
146,740	Prudential plc	2,088,295
316	Resona Holdings, Inc.ˆ	756,605
284,807	Royal Bank of Scotland Group plc	3,605,121
11,954	Societe Generale	2,217,050
177	Sumitomo Mitsui Financial Group, Inc.	1,652,201

		27,835,204

Beverages (1.5%):
26,590	Companhia de Bebidas das Americas, ADR, Preferred Sharesˆ	1,861,300
441,100	Fomento Economico Mexicano, SAB de CV	1,729,203

		3,590,503

Computers (8.3%):
59,400	Adobe Systems, Inc.*	2,384,910
667,000	BenQ Corp.*	252,871
16,200	Canon, Inc.	950,861
38,000	Cisco Systems, Inc.*	1,058,300
53,186	Infosys Technologies, Ltd.	2,513,148
72,900	Intuit, Inc.*	2,192,832
128,170	Juniper Networks, Inc.*	3,226,039
124,400	Microsoft Corp.	3,666,069
53,912	SAP AG	2,753,420
32,700	SQUARE ENIX Co., Ltd.ˆ	825,694

		19,824,144

Diversified (0.4%):
84,000	Hutchison Whampoa, Ltd.	834,330

Common Stocks, continued
E-Commerce (1.6%):
108,900	eBay, Inc.*	3,504,402
15,200	Yahoo!, Inc.*	412,376

		3,916,778

Electronics (10.5%):
141,350	Advanced Micro Devices, Inc.*ˆ	2,021,305
70,900	Altera Corp.	1,569,017
48,800	Cree, Inc.*ˆ	1,261,480
50,700	HOYA Corp.	1,683,243
5,030	Keyence Corp.	1,100,529
67,300	Koninklijke Philips Electronics NV	2,865,709
12,300	KYOCERA Corp.	1,311,727
29,200	Linear Technology Corp.ˆ	1,056,456
57,300	Maxim Integrated Products, Inc.	1,914,393
155,200	MediaTek, Inc.	2,417,206
2,284	Samsung Electronics Co., Ltd.	1,396,737
60,900	Sony Corp.	3,129,882
680,782	Taiwan Semiconductor Manufacturing Co., Ltd.	1,468,186
55,074	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	612,974
47,300	Xilinx, Inc.	1,266,221

		25,075,065

Health Care (2.1%):
9,700	3SBio, Inc.*ˆ	93,508
101,947	Boston Scientific Corp.*	1,563,867
8,800	Johnson & Johnson	542,256
15,900	Medtronic, Inc.	824,574
9,800	Seattle Genetics, Inc.*ˆ	96,138
98,435	Smith & Nephew plc	1,217,633
16,900	Theravance, Inc.*ˆ	540,800

		4,878,776

Insurance (1.7%):
370	Berkshire Hathaway, Inc., Class B*	1,333,850
34,300	Manulife Financial Corp.ˆ	1,283,110
15,700	XL Capital, Ltd., Class A	1,323,353

		3,940,313

Manufacturing (14.4%):
27,500	3M Co.	2,386,725
37,440	Bayerische Motoren Werke AG	2,405,398
17,140	Boeing Co.	1,648,182
176,711	Cadbury Schweppes plc	2,395,139
65,686	Diageo plc	1,364,405
6,400	Fanuc, Ltd.	660,938
206,790	Grupo Modelo, SA de CV, Series C	1,126,501
240,200	Hindustan Unilever, Ltd.	1,113,020
5,441	Hyundai Heavy Industries Co., Ltd.	2,030,770

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Manufacturing, continued
28,080	LVMH Moet Hennessy Louis Vuitton SA	$3,228,704
30,600	Murata Manufacturing Co., Ltd.	2,299,957
8,400	Nidec Corp.	493,903
1,062	Porsche AG	1,896,415
8,800	Praxair, Inc.	633,512
55,753	Reckitt Benckiser plc	3,053,590
30,300	Sega Sammy Holdings, Inc.	490,198
36,723	Siemens AG	5,256,799
27,000	Toyota Motor Corp.	1,702,962

		34,187,118

Media (3.5%):
144,670	Dish TV India, Ltd.*	378,545
91,500	Grupo Televisa SA, ADR	2,526,315
64,900	Pearson plc	1,094,180
185,000	Singapore Press Holdings, Ltd.	561,062
554,600	Sirius Satellite Radio, Inc.*ˆ	1,674,892
119,800	Wire and Wireless India, Ltd.*	186,830
108,323	Zee News, Ltd.*	122,327
251,600	Zee Telefilms, Ltd.	1,837,057

		8,381,208

Metals/Mining (0.5%):
54,500	Assa Abloy AB, Class B	1,198,946

Oil/Gas (6.6%):
26,070	BP plc, ADRˆ	1,880,690
21,120	Chevron Corp.	1,779,149
49,600	Fortum Oyj	1,549,254
35,610	Husky Energy, Inc.	2,932,392
35,660	Technip SAˆ	2,946,045
16,880	Total SA	1,370,663
29,820	Transocean, Inc.*	3,160,323

		15,618,516

Pharmaceuticals (5.7%):
17,600	Acadia Pharmaceuticals, Inc.*ˆ	240,592
20,250	Affymetrix, Inc.*ˆ	504,023
38,900	Chugai Pharmaceutical Co., Ltd.	699,547
11,430	Genentech, Inc.*	864,794
49,200	Gilead Sciences, Inc.*	1,907,484
15,500	InterMune, Inc.*ˆ	402,070
15,690	Nektar Therapeutic*ˆ	148,898
12,332	NicOx SA*	300,455
20,797	Novartis AG, Registered Shares	1,170,788
8,700	Novo Nordisk A/S, Class B	947,297
10,200	Regeneron Pharmaceuticals, Inc.*ˆ	182,784
15,890	Roche Holding AG	2,817,774
27,075	Sanofi-Aventis, ADR	2,186,692
71,000	Shionogi & Co., Ltd.	1,158,603

		13,531,801

Common Stocks, continued
Retail/Wholesale (9.9%):
78,800	Bulgari SPA	1,262,718
80,694	Burberry Group plc	1,102,519
17,500	Coach, Inc.*	829,325
26,600	Colgate-Palmolive Co.	1,725,010
77,340	Hennes & Mauritz AB, Class B	4,575,042
39,500	Industria de Diseno Textil SAˆ	2,323,281
32,900	McDonald’s Corp.	1,670,004
4,300	Nintendo Co., Ltd.	1,573,563
25,585	Seven & I Holdings, Ltd.	731,121
2,938	Syngenta AG	572,892
233,787	Tesco plc	1,957,412
46,100	Tiffany & Co.ˆ	2,446,066
6,700	Tod’s SPA	598,478
44,300	Wal-Mart Stores, Inc.	2,131,273

		23,498,704

Services (3.2%):
53,200	Automatic Data Processing, Inc.	2,578,604
38,508	Experian Group, Ltd.	485,237
14,100	Getty Images, Inc.*ˆ	674,121
15,320	Northrop Grumman Corp.	1,192,968
24,500	Secom Co, Ltd.	1,155,490
14,400	Shuffle Master, Inc.*ˆ	239,040
82,340	WPP Group plc	1,231,798

		7,557,258

Telecommunications (9.6%):
4,930	Citadel Broadcasting Corp.ˆ	31,797
103,870	Corning, Inc.*	2,653,879
323	KDDI Corp.	2,393,588
80,560	SK Telecom Co., Ltd., ADRˆ	2,203,316
61,080	Tandberg ASA	1,360,459
2,277,050	Telefonaktiebolaget LM Ericsson, Class B	9,091,332
1,537,826	Vodafone Group plc	5,174,420

		22,908,791

Travel/Entertainment (2.8%):
58,800	Carnival Corp., Class Aˆ	2,867,676
33,750	International Game Technology	1,339,875
7,100	Scientific Games Corp., Class A*ˆ	248,145
64,200	Walt Disney Co.	2,191,788

		6,647,484

Utilities (1.0%):
51,100	Emerson Electric Co.	2,391,480

Total Common Stocks (Cost $179,283,630)		233,256,775

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Collateral for Securities on Loan (13.6%):
32,283,680	Northern Trust Liquid Institutional Asset Portfolio	$32,283,680

Total Collateral for Securities on Loan (Cost $32,283,680)		32,283,680

Deposit Account (1.8%):
4,199,295	NTRS London Deposit Account	4,199,295

Total Deposit Account (Cost $4,199,295)		4,199,295

Total Investment Securities (Cost $215,766,605)(a)—113.5%		269,739,750
Net Other Assets (Liabilities)—(13.5)%		(32,023,636)

Net Assets—100.0%		$237,716,114

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $217,082,607. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$57,534,714
Unrealized depreciation	(4,877,571)

Net unrealized appreciation	$52,657,143

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	33.1%
United Kingdom	12.0%
Japan	10.9%
Sweden	6.9%
France	5.4%
Germany	5.2%
Switzerland	3.3%
India	2.9%
Cayman Islands	2.5%
Korea	2.4%
Mexico	2.3%
Netherlands	2.2%
Taiwan	2.0%
Brazil	1.8%
Canada	1.8%
Panama	1.2%
Spain	1.0%
Italy	0.8%
Finland	0.7%
Norway	0.6%
Denmark	0.4%
Hong Kong	0.4%
Singapore	0.2%
Jersey	0.2%

100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Oppenheimer
Global Fund

Assets
Investment securities, at cost	$215,766,605

Investment securities, at value*	$269,739,750
Foreign currency, at value (cost $261,289)	261,674
Interest and dividends receivable	369,503
Receivable for capital shares issued	429
Reclaim receivable	84,972
Prepaid expenses	1,683

Total Assets	270,458,011

Liabilities
Payable for capital shares redeemed	187,602
Payable for return of collateral received	32,283,680
Manager fees payable	156,463
Administration fees payable	8,363
Distribution fees payable	48,895
Administrative and compliance services fees payable	2,105
Other accrued liabilities	54,789

Total Liabilities	32,741,897

Net Assets	$237,716,114

Net Assets Consist of:
Capital	$172,011,844
Accumulated net investment income/(loss)	2,400,058
Net realized gains/(losses) on investment transactions	9,327,365
Net unrealized appreciation/(depreciation) on investments	53,976,847

Net Assets	$237,716,114

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,870,628
Net Asset Value (offering and redemption price per share)	$15.99

*	Includes securities on loan of $31,270,970.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Oppenheimer
Global Fund

Investment Income:
Interest	$66,429
Dividends	2,759,835
Foreign withholding tax	(191,861)
Income from securities lending	39,971

Total Investment Income	2,674,374

Expenses:
Manager fees	1,017,101
Administration fees	51,197
Distribution fees	282,528
Audit fees	7,598
Administrative and compliance services fees	4,171
Custodian fees	68,142
Legal fees	9,172
Trustees’ fees	6,487
Other expenses	35,852

Total expenses before reductions	1,482,248
Less expenses waived/reimbursed by the Manager	(113,010)

Net Expenses	1,369,238

Net Investment Income/(Loss)	1,305,136

Realized and Unrealized Gains/(Losses) on Investments and Foreign Currency Transactions:
Net realized gains/(losses) on securities and foreign currency transactions	3,246,534
Change in unrealized appreciation/(depreciation) on investments	13,003,965

Net Realized and Unrealized Gains/(Losses) on Investments	16,250,499

Change in Net Assets Resulting from Operations	$17,555,635

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Oppenheimer
	Global Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,305,136	$1,199,211
Net realized gains/(losses) on investment transactions	3,246,534	6,016,967
Change in unrealized appreciation/(depreciation) on investments	13,003,965	19,537,398

Change in net assets resulting from operations	17,555,635	26,753,576

Dividends to Shareholders:
From net investment income	—	(109,339)
From net realized gains	—	(4,035,096)

Change in net assets resulting from dividends to shareholders	—	(4,144,435)

Capital Transactions:
Proceeds from shares issued	18,839,958	65,569,561
Proceeds from dividends reinvested	—	4,144,435
Value of shares redeemed	(17,289,842)	(25,297,881)

Change in net assets resulting from capital transactions	1,550,116	44,416,115

Change in net assets	19,105,751	67,025,256
Net Assets:
Beginning of period	218,610,363	151,585,107

End of period	$237,716,114	$218,610,363

Accumulated net investment income	$2,400,058	$1,094,922

Share Transactions:
Shares issued	1,237,795	4,753,870
Dividends reinvested	—	308,137
Shares redeemed	(1,149,740)	(1,927,733)

Change in shares	88,055	3,134,274

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	For the Year Ended		May 3, 2004 to
	June 30,	December 31,		December 31,
	2007	2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$14.79	$13.01	$11.58	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.08	0.03	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	1.11	2.01	1.43	1.59

Total from Investment Activities	1.20	2.09	1.46	1.58

Dividends to Shareholders From:
Net Investment Income	—	(0.01)	—	—
Net Realized Gains	—	(0.30)	(0.03)	—

Total Dividends	—	(0.31)	(0.03)	—

Net Asset Value, End of Period	$15.99	$14.79	$13.01	$11.58

Total Return*(b)	8.11%	16.29%	12.62%	15.80%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$237,716	$218,610	$151,585	$78,636
Net Investment Income/(Loss)(c)	1.15%	0.65%	0.21%	(0.21)%
Expenses Before Reductions**(c)	1.31%	1.34%	1.45%	1.51%
Expenses Net of Reductions(c)	1.21%	1.27%	1.45%	1.45%
Portfolio Turnover Rate(b)	10.42%	29.86%	27.47%	9.61%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Oppenheimer Global Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however; additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Oppenheimer Global Fund	$32,427,113	$31,270,970

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Funds, Inc. (“OFI”), OFI provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Oppenheimer Global Fund	0.90%	1.39%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2008.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $4,211 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $4,731 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Global Fund	$25,997,425	$23,277,595

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $22,730 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Oppenheimer Global Fund	$1,053,877	$3,090,558	$4,144,435

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Oppenheimer Global Fund	$1,879,327	$5,359,581	$7,238,908	$(22,730)	$40,932,457	$48,148,635

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Oppenheimer
International Growth Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Oppenheimer International Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Oppenheimer International Growth Fund	$1,000.00	$1,112.80	$6.13	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Oppenheimer International Growth Fund	$1,000.00	$1,018.99	$5.86	1.17%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Oppenheimer International Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace/Defense	1.1%
Banking/Financial Services	12.2
Computers	4.4
Construction	0.9
Electronics	5.0
Food	1.1
Health Care	5.4
Insurance	0.8
Manufacturing	20.9
Media	5.5
Metals/Mining	2.5
Oil/Gas	4.6
Pharmaceuticals	5.9
Real Estate	2.0
Retail/Wholesale	10.8
Services	5.5
Telecommunications	5.6
Travel/Entertainment	1.1
Utilities	0.4
Short-Term Investments	15.9

111.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.7%):
Aerospace/Defense (1.1%):
231,000	Empresa Brasileira de Aeronautica SA	$2,791,649

Banking/Financial Services (12.2%):
67,915	3I Group plc	1,583,884
111,533	AMP, Ltd.ˆ	954,326
178,407	Anglo Irish Bank Corp. plc	3,620,358
278,830	Collins Stewart plc	1,225,886
23,579	Commerzbank AG	1,117,234
42,200	Credit Saison Co., Ltd.	1,088,579
14,357	Credit Suisse Group	1,018,333
27,300	Housing Development Finance, Ltd.	1,363,903
50,200	ICICI Bank, Ltd., ADRˆ	2,467,330
166,000	Joyo Bank, Ltd.	1,030,407
34,400	Mediobanca SPA	783,076
235	Mitsubishi Tokyo Financial Group, Inc.	2,591,011
20,285	MLP AGˆ	390,970
64,674	Prudential plc	920,392
217,106	Royal Bank of Scotland Group plc	2,748,154
10,629	Societe Generale	1,971,309
246,860	Tullet Prebon plc	2,198,770
27,527	UBS AG	1,645,716
156,059	UniCredito Italiano SPA	1,387,880

		30,107,518

Computers (4.4%):
147,564	Autonomy Corp. plc*	2,116,764
145,154	Blinkx plc*	126,784
37,450	Canon, Inc.	2,198,132
42,468	Infosys Technologies, Ltd.	2,006,700
66,749	Logitech International SA*	1,770,043
174,850	Sage Group plc	820,023
27,470	SAP AG	1,402,961
19,700	SQUARE ENIX Co., Ltd.	497,437

		10,938,844

Construction (0.9%):
39,225	Koninklijke Boskalis Westminster NV, CVA	1,554,215
9,370	Vinci SA	699,211

		2,253,426

Electronics (5.0%):
376,113	Art Advanced Research Technologies, Inc.*	70,632
41,400	ASM International NV*	1,108,278
75,000	HOYA Corp.	2,490,004
9,520	Keyence Corp.ˆ	2,082,909
22,100	Koninklijke Philips Electronics NV	941,043
39,500	Nippon Electric Glass Co., Ltd.	696,958
32,700	Omron Corp.	859,867
Common Stocks, continued
Electronics, continued
2,879	Phoenix Mecano AG	1,294,780
1,021	Samsung Electronics Co., Ltd.	624,373
42,500	Sony Corp.ˆ	2,184,236

		12,353,080

Food (1.1%):
3,532	Barry Callebaut AG, Registered Shares	2,676,149

Health Care (5.4%):
57,600	Luxottica Group SPA	2,237,943
149,800	Ortivus AB, Class B*	262,423
22,501	Phonak Holding AG	2,016,698
22,666	Synthes, Inc.	2,720,614
61,100	William Demant Holding A/S*	6,030,180

		13,267,858

Insurance (0.8%):
71,800	QBE Insurance Group, Ltd.	1,894,574

Manufacturing (20.9%):
163,382	Aalberts Industries NV	4,476,963
222,374	ABB, Ltd.	5,005,272
19,070	Alstom SA*	3,184,625
30,664	Bayerische Motoren Werke AG	1,970,062
62,054	Cadbury Schweppes plc	841,079
29,464	Continental AG	4,135,186
695,900	Ducati Motor Holding SPA*	1,698,125
9,390	Essilor International SA	1,117,915
65,559	Foster’s Group, Ltd.ˆ	353,625
34,674	Honda Motor Co., Ltd.	1,260,206
8,103	Hyundai Heavy Industries Co., Ltd.	3,024,321
9,329	Koninklijke Numico NV	483,936
14,110	L’Oreal SA	1,667,342
42,200	Nidec Corp.	2,481,274
9,118	Pernod-Ricard SAˆ	2,014,546
789	Porsche AG	1,408,918
26,932	Rio Tinto plc	2,057,325
11,652	SEB SAˆ	2,117,978
16,038	Siemens AG	2,295,797
647	Sika AG	1,317,184
4,723	Straumann Holding AG, Registered Shares	1,327,140
16,300	Takeda Chemical Industries, Ltd.	1,053,311
37,513	Takeuchi Manufacturing Co., Ltd.ˆ	1,734,794
29,300	Terumo Corp.	1,132,294
33,400	Toyota Motor Corp.	2,106,627
62,700	Ushio, Inc.ˆ	1,390,225

		51,656,070

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Media (5.5%):
75,090	British Sky Broadcasting Group plc	$962,211
106,087	Dish TV India, Ltd.*	277,589
12,343	Gestevision Telecinco SAˆ	349,544
56,600	Grupo Televisa SA, ADR	1,562,726
272,100	Mediaset SPAˆ	2,812,370
21,825	Publishing & Broadcasting, Ltd.ˆ	361,780
17,340	Societe Television Francaise 1	599,623
34,840	Vivendi Universal SA	1,499,818
84,300	Wire and Wireless India, Ltd.*	131,467
10,320	Yahoo! Japan Corp.	3,505,926
76,224	Zee News, Ltd.*	86,078
184,500	Zee Telefilms, Ltd.	1,347,127

		13,496,259

Metals/Mining (2.5%):
83,500	Companhia Vale do Rio Doce, ADR, Preferred Shares	3,147,950
94,500	Impala Platinum Holdings, Ltd.	2,881,587

		6,029,537

Oil/Gas (4.6%):
120,390	BG Group plc	1,975,972
20,600	BP plc, ADR	1,486,084
21,200	Fortum Oyj	662,181
44,150	Technip SAˆ	3,647,446
29,620	Total SA	2,405,156
16,300	Tsakos Energy Navigation, Ltd.ˆ	1,139,533

		11,316,372

Pharmaceuticals (5.9%):
11,200	Astella Pharma, Inc.	487,288
18,900	CSL, Ltd.ˆ	1,404,190
14,382	GlaxoSmithKline plc	376,720
9,700	H. Lundbeck A/Sˆ	245,434
93,000	Marshall Edwards, Inc.*	285,510
138,700	Marshall Edwards, Inc., Private Equity*†	354,486
35,400	NeuroSearch AS*ˆ	1,790,720
188,934	NicOx SA*	4,603,160
709,669	Novogen, Ltd.*ˆ	1,193,057
7,887	Roche Holding AG	1,398,602
15,016	Sanofi-Aventis, ADR	1,212,756
5,205	Santhera Pharmaceuticals*	451,973
36,000	Shionogi & Co., Ltd.	587,461

		14,391,357

Real Estate (2.0%):
39,480	DIC Asset AG	1,398,525
72,400	Solidere, GDR	1,114,236
75,000	Sumitomo Realty & Development Co., Ltd.	2,437,269

		4,950,030

Common Stocks, continued
Retail/Wholesale (10.8%):
161,163	Bunzl plc	2,230,304
10,370	Burberry Group plc	141,685
11,700	Carlsberg A/S, Class B	1,411,578
255,900	Carphone Warehouse Group plc	1,681,268
20,433	Compagnie Finaciere Richemont AG, Class A	1,220,682
136,080	Filtrona plc	707,057
17,650	Heineken NV	1,036,497
39,200	Hennes & Mauritz AB, Class B	2,318,873
38,200	Industria de Diseno Textil SA	2,246,818
2,200	Nestle SA	834,871
58,270	Next plc	2,341,426
7,400	Nintendo Co., Ltd.	2,707,993
159,427	Nufarm, Ltd.ˆ	1,866,725
6,500	Pinault Printemps Redoute	1,137,696
5,344	Swatch Group AG, Class B	1,517,169
2,683	Syngenta AG	523,169
103,783	William Morrison Supermarkets plc	627,148
45,110	Wolseley plc	1,089,524
39,490	Woolworths, Ltd.ˆ	901,900

		26,542,383

Services (5.5%):
223,640	BTG plc*	534,793
342,911	Capita Group plc	4,984,561
30,664	Daito Trust Construction Co., Ltd.	1,456,526
57,760	Dignity plc	782,932
92,178	Experian Group, Ltd.	1,161,529
64,585	Leighton Holdings, Ltd.ˆ	2,255,222
46,300	Prosegur Compania de Seguridad SA	1,773,999
5,900	Randstad Holding NV	467,187

		13,416,749

Telecommunications (5.6%):
170	KDDI Corp.	1,259,783
34,100	Nokia Oyj	958,604
176,100	Tandberg ASA	3,922,345
1,354,800	Telefonaktiebolaget LM Ericsson, Class B	5,409,164
36,316	United Internet AG, Registered Shares	752,712
441,760	Vodafone Group plc	1,486,418

		13,789,026

Travel/Entertainment (1.1%):
33,500	Carnival Corp., Class A	1,633,795
78,114	William Hill plc	956,898

		2,590,693

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Utilities (0.4%):
177,560	Ceres Power Holdings plc*	$1,029,995

Total Common Stocks (Cost $175,321,592)		235,491,569

Collateral for Securities on Loan (11.7%):
28,697,336	Allianz Dresdner Daily Asset Fund#	28,697,336

Total Collateral for Securities on Loan (Cost $28,697,336)		28,697,336
Deposit Account (4.2%):
10,355,152	NTRS London Deposit Account	10,355,152

Deposit Account, continued
Total Deposit Account (Cost $10,355,152)		10,355,152

Warrants (0.0%):
Pharmaceuticals (0.0%):
48,545	Marshall Edwards, Inc., Private Equity*†	40,925

Total Warrants (Cost $0)		40,925

Total Investment Securities (Cost $214,374,080)(a)—111.6%		274,584,982
Net Other Assets (Liabilities)—(11.6)%		(28,596,209)

Net Assets—100.0%		$245,988,773

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

†	Securities were fair valued at June 30, 2007. Represents 0.16% of net assets in the Fund.

#	Investment in affiliate.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

(a)	Cost for federal income tax purposes is $215,718,384. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$64,728,871
Unrealized depreciation	(5,862,273)

Net unrealized appreciation	$58,866,598

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
Japan	15.9%
United Kingdom	15.4%
France	11.2%
Switzerland	10.8%
Germany	6.1%
Australia	4.6%
United States	4.5%
Netherlands	4.1%
Denmark	3.9%
Italy	3.6%
Sweden	3.3%
India	3.1%
Brazil	2.4%
Spain	1.8%
Norway	1.6%
Korea	1.5%
Ireland	1.5%
South Africa	1.2%
Panama	0.7%
Finland	0.7%
Mexico	0.6%
Jersey	0.5%
Bermuda	0.5%
Lebanon	0.5%

100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Oppenheimer
International
Growth
Fund

Assets
Investment securities, at cost	$214,374,080

Investment securities, at value*ˆ	$274,584,982
Foreign currency, at value (cost $2,668,438)	2,682,710
Interest and dividends receivable	254,512
Reclaims receivable	72,370
Prepaid expenses	1,552

Total Assets	277,596,126

Liabilities
Payable for investments purchased	307,559
Payable for capital shares redeemed	2,335,461
Payable for return of collateral received	28,697,336
Manager fees payable	147,589
Administration fees payable	8,636
Distribution fees payable	50,488
Administrative and compliance services fees payable	2,174
Other accrued liabilities	58,110

Total Liabilities	31,607,353

Net Assets	$245,988,773

Net Assets Consist of:
Capital	$168,513,054
Accumulated net investment income/(loss)	3,013,739
Net realized gains/(losses) on investment transactions	14,237,446
Net unrealized appreciation/(depreciation) on investments	60,224,534

Net Assets	$245,988,773

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,757,330
Net Asset Value (offering and redemption price per share)	$20.92

*	Includes securities on loan of $27,564,415.

ˆ	Includes investments in affiliate of $28,697,336.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Oppenheimer
International
Growth
Fund

Investment Income:
Interest	$127,169
Dividends	2,904,106
Foreign withholding tax	(106,805)
Income from securities lending	92,701

Total Investment Income	3,017,171

Expenses:
Manager fees	864,287
Administration fees	53,281
Distribution fees	294,142
Audit fees	6,933
Administrative and compliance services fees	4,350
Custodian fees	120,067
Legal fees	8,425
Trustees’ fees	6,011
Other expenses	24,941

Total Expenses	1,382,437

Net Investment Income/(Loss)	1,634,734

Realized and Unrealized Gains/(Losses) on Investments and Foreign Currency Transactions:
Net realized gains/(losses) on securities and foreign currency transactions	10,985,541
Net realized gains/(losses) on futures transactions	(52,440)
Change in unrealized appreciation/(depreciation) on investments	13,149,434

Net Realized and Unrealized Gains/(Losses) on Investments	24,082,535

Change in Net Assets Resulting from Operations	$25,717,269

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Oppenheimer
	International Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,634,734	$1,562,926
Net realized gains/(losses) on investment transactions	10,933,101	3,375,610
Change in unrealized appreciation/(depreciation) on investments	13,149,434	32,841,725

Change in net assets resulting from operations	25,717,269	37,780,261

Dividends to Shareholders:
From net realized gains	—	(251,379)

Change in net assets resulting from dividends to shareholders	—	(251,379)

Capital Transactions:
Proceeds from shares issued	64,013,896	119,228,819
Proceeds from dividends reinvested	—	251,379
Value of shares redeemed	(53,072,502)	(44,925,877)

Change in net assets resulting from capital transactions	10,941,394	74,554,321

Change in net assets	36,658,663	112,083,203
Net Assets:
Beginning of period	209,330,110	97,246,907

End of period	$245,988,773	$209,330,110

Accumulated net investment income/(loss)	$3,013,739	$1,379,005

Share Transactions:
Shares issued	3,219,475	7,309,014
Dividends reinvested	—	15,565
Shares redeemed	(2,598,108)	(2,851,282)

Change in shares	621,367	4,473,297

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$18.80	$14.60	$13.20	$11.57	$8.75	$10.25

Investment Activities:
Net Investment Income/(Loss)	0.14	0.14	0.02	0.04	0.12	0.09
Net Realized and Unrealized Gains/ (Losses) on Investments	1.98	4.09	1.83	1.63	2.81	(1.50)

Total from Investment Activities	2.12	4.23	1.85	1.67	2.93	(1.41)

Dividends to Shareholders From:
Net Investment Income	—	—	—	(0.04)	(0.10)	(0.09)
Net Realized Gains	—	(0.03)	(0.45)	—	(0.01)	—

Total Dividends	—	(0.03)	(0.45)	(0.04)	(0.11)	(0.09)

Net Asset Value, End of Period	$20.92	$18.80	$14.60	$13.20	$11.57	$8.75

Total Return*(a)	11.28%	28.98%	14.18%	14.48%	33.77%	(13.90)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$245,989	$209,330	$97,247	$38,049	$14,660	$6,395
Net Investment Income/(Loss)(b)	1.39%	1.09%	0.19%	0.21%	1.05%	0.91%
Expenses Before Reductions**(b)	1.17%	1.40%	1.51%	1.77%	1.91%	3.36%
Expenses Net of Reductions(b)	1.17%	1.40%	1.45%	1.40%	1.25%	1.25%
Portfolio Turnover Rate(a)	22.45%	19.45%	19.24%	95.05%	9.22%	5.19%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Oppenheimer International Growth Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Oppenheimer International Growth Fund	$28,697,336	$27,564,415

The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Funds, Inc. (“OFI”), OFI provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $50 million at 0.875%, the next $150 million at 0.715%, the next $300 million at 0.625%, and over $500 million at 0.60%. The annual expense limit of the Fund is 1.45%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2007, the Agent received $25,899 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $4,265 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $4,370 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer International Growth Fund	$59,344,507	$51,405,576

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $28,740 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Oppenheimer International Growth Fund	$—	$251,379	$251,379

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

Accumulated
	Undistributed	Undistributed		Capital and		Total
	Ordinary	Long Term	Accumulated	Other	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Losses	Appreciation(a)	Earnings
AZL Oppenheimer International Growth Fund	$1,392,333	$3,986,713	$5,379,046	$(28,740)	$46,408,144	$51,758,450

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Oppenheimer
Main Street Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Oppenheimer Main Street Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs or investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Oppenheimer Main Street Fund	$1,000.00	$1,067.00	$6.15	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Oppenheimer Main Street Fund	$1,000.00	$1,018.84	$6.01	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Oppenheimer Main Street Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace/Defense	1.2%
Airlines	0.6
Banking & Financial Services	16.8
Beverages	1.8
Computers	14.0
E-Commerce	1.3
Electronics	2.3
Food	0.6
Health Care	7.7
Insurance	1.3
Manufacturing	10.5
Media	1.6
Oil/Gas	13.7
Pharmaceuticals	6.8
Real Estate Investment Trusts	0.1
Retail/Wholesale	8.0
Services	3.8
Telecommunications	4.6
Transportation	0.1
Travel /Entertainment	1.2
Utilities	1.7
Short-Term Investments	3.5

103.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.7%):
Aerospace/Defense (1.2%):
9,300	Lockheed Martin Corp.	$875,409
15,300	Raytheon Co.	824,517

		1,699,926

Airlines (0.6%):
12,100	United Technologies Corp.	858,253

Banking/Financial Services (16.8%):
1,100	ACE, Ltd.	68,772
14,600	Allstate Corp.	898,046
26,500	American International Group, Inc.	1,855,795
9,900	Ameriprise Financial, Inc.	629,343
54,508	Bank of America Corp.	2,664,897
14,900	Bank of New York Co., Inc.	617,456
1,000	Bear Stearns Cos., Inc.	140,000
12,800	Chubb Corp.	692,992
11,700	CIGNA Corp.	610,974
1,600	CIT Group, Inc.	87,728
40,300	Citigroup, Inc.	2,066,987
11,600	Fannie Mae	757,828
9,000	Fifth Third Bancorpˆ	357,930
9,000	Freddie Mac	546,300
17,800	Genworth Financial, Inc.	612,320
4,600	Goldman Sachs Group, Inc.	997,050
42,784	JPMorgan Chase & Co.	2,072,885
11,000	Merrill Lynch & Co., Inc.	919,380
5,500	MetLife, Inc.	354,640
13,300	Morgan Stanley	1,115,604
10,200	Principal Financial Group, Inc.	594,558
7,000	SunTrust Banks, Inc.	600,180
21,500	U.S. Bancorp	708,425
22,481	Wachovia Corp.	1,152,151
17,600	Washington Mutual, Inc.ˆ	750,464
42,700	Wells Fargo & Co.	1,501,759
6,500	Western Union Co.	135,395

		23,509,859

Beverages (1.8%):
24,400	Coca-Cola Co.	1,276,364
19,900	PepsiCo, Inc.	1,290,515

		2,566,879

Computers (14.0%):
8,700	Adobe Systems, Inc.*	349,305
12,600	Apple Computer, Inc.*	1,537,704
128,400	Cisco Systems, Inc.*	3,575,940
33,900	Dell, Inc.*	967,845
4,400	Electronic Arts, Inc.*	208,208
41,200	EMC Corp.*	745,720
53,500	Hewlett-Packard Co.	2,387,170
33,200	International Business Machines Corp.	3,494,300
21,100	Juniper Networks, Inc.*	531,087
153,400	Microsoft Corp.	4,520,698
Common Stocks, continued
Computers, continued
7,200	NVIDIA Corp.*	297,432
53,900	Oracle Corp.*	1,062,369

		19,677,778

E-Commerce (1.3%):
2,100	Amazon.com, Inc.*	143,661
2,700	Google, Inc., Class A*	1,413,126
9,400	Liberty Media Corp.—Interactive*	209,902

		1,766,689

Electronics (2.3%):
13,800	Agilent Technologies, Inc.*	530,472
13,900	Analog Devices, Inc.	523,196
28,800	Applied Materials, Inc.	572,256
22,200	Electronic Data Systems Corp.	615,606
5,500	MEMC Electronic Materials, Inc.*	336,160
17,600	Texas Instruments, Inc.	662,288

		3,239,978

Food (0.6%):
9,100	Campbell Soup Co.	353,171
442	Chipotle Mexican Grill, Inc.*ˆ	34,754
8,300	General Mills, Inc.	484,886

		872,811

Health Care (7.7%):
15,600	Abbott Laboratories	835,380
16,800	Aetna, Inc.	829,920
1,100	Cardinal Health, Inc.	77,704
7,600	Express Scripts, Inc.*	380,076
52,800	Johnson & Johnson	3,253,536
11,100	McKesson Corp.	662,004
11,700	Medtronic, Inc.	606,762
43,270	UnitedHealth Group, Inc.	2,212,828
24,607	Wellpoint, Inc.*	1,964,377

		10,822,587

Insurance (1.3%):
4,000	CNA Financial Corp.ˆ	190,760
3,000	Prudential Financial, Inc.	291,690
14,800	Travelers Cos., Inc. (The)	791,800
6,200	XL Capital, Ltd., Class A	522,598

		1,796,848

Manufacturing (10.5%):
7,400	3M Co.	642,246
8,100	Boeing Co.	778,896
16,900	ConAgra Foods, Inc.	453,934
1,200	Deere & Co.	144,888
5,900	Eaton Corp.	548,700
7,400	General Dynamics Corp.	578,828
60,700	General Electric Co.	2,323,595
9,200	H.J. Heinz Co.	436,724

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Manufacturing, continued
16,800	Honeywell International, Inc.	$945,504
16,700	International Paper Co.	652,135
7,700	Kellogg Co.	398,783
6,730	Kraft Foods, Inc., Class A	237,233
500	Nike, Inc., Class B	29,145
9,400	Nucor Corp.	551,310
4,300	PPG Industries, Inc.	327,273
3,700	Precision Castparts Corp.	449,032
21,552	Procter & Gamble Co.	1,318,767
1,600	Rohm and Haas Co.	87,488
34,000	Sara Lee Corp.	591,600
5,000	Southern Copper Corp.ˆ	471,300
24,800	Tyco International, Ltd.ˆ	837,992
5,700	United States Steel Corp.	619,875
41,200	Xerox Corp.*	761,376
5,900	Zimmer Holdings, Inc.*	500,851

		14,687,475

Media (1.6%):
15,500	CBS Corp., Class B	516,460
8,600	Gannett Co., Inc.ˆ	472,570
2,608	Liberty Media Corp.—Capital*	306,909
14,700	News Corp., Class A	311,787
100	Time Warner, Inc.	2,104
16,582	Viacom Inc., Class B*	690,309

		2,300,139

Oil/Gas (13.7%):
13,500	Anadarko Petroleum Corp.	701,865
6,900	Apache Corp.	562,971
10,800	Chesapeake Energy Corp.ˆ	373,680
44,477	Chevron Corp.	3,746,742
18,439	ConocoPhillips	1,447,462
86,200	Exxon Mobil Corp.	7,230,456
16,000	Marathon Oil Corp.	959,360
6,100	National-Oilwell Varco, Inc.*	635,864
18,400	Occidental Petroleum Corp.	1,064,992
13,500	Schlumberger, Ltd.	1,146,690
6,800	Sempra Energy	402,764
12,200	Valero Energy Corp.	901,092

		19,173,938

Pharmaceuticals (6.8%):
11,700	Amgen, Inc.*	646,893
23,900	Bristol-Myers Squibb Co.	754,284
11,800	Eli Lilly & Co.	659,384
12,800	Forest Laboratories, Inc.*	584,320
1,900	Genentech, Inc.*	143,754
9,200	Medco Health Solutions, Inc.*	717,508
26,000	Merck & Co., Inc.	1,294,800
133,600	Pfizer, Inc.	3,416,152
17,600	Schering-Plough Corp.	535,744
12,600	Wyeth	722,484

		9,475,323

Common Stocks, continued
Real Estate Investment Trusts (0.1%):
1,900	General Growth Properties, Inc.	100,605

Retail/Wholesale (8.0%):
43,400	Altria Group, Inc.	3,044,076
3,700	Best Buy Co., Inc.	172,679
8,600	Coach, Inc.*	407,554
1,300	Colgate-Palmolive Co.	84,305
22,900	Home Depot, Inc.	901,115
5,600	J.C. Penney Co., Inc.	405,328
10,900	Kohl’s Corp.*	774,227
23,500	Kroger Co.	661,055
700	Lowe’s Cos., Inc.	21,483
15,000	Macy’s, Inc.	596,700
17,500	McDonald’s Corp.	888,300
13,000	Nordstrom, Inc.	664,560
14,600	Safeway, Inc.	496,838
2,400	Sears Holdings Corp.*	406,800
8,300	Target Corp.	527,880
16,000	TJX Cos., Inc.	440,000
5,000	Wal-Mart Stores, Inc.	240,550
16,200	YUM! Brands, Inc.	530,064

		11,263,514

Services (3.8%):
11,500	Accenture, Ltd., Class Aˆ	493,235
14,400	Automatic Data Processing, Inc.	697,968
2,100	Constellation Energy Group, Inc.	183,057
15,100	Dow Chemical Co.	667,722
28,500	First Data Corp.	931,095
1,300	Loews Corp.	66,274
2,700	MasterCard, Inc., Class Aˆ	447,849
10,600	Northrop Grumman Corp.	825,422
8,200	Omnicom Group, Inc.ˆ	433,944
7,700	United Parcel Service, Inc., Class B	562,100

		5,308,666

Telecommunications (4.6%):
7,600	Alltel Corp.	513,380
15,499	AT&T, Inc.	643,209
3,348	Citadel Broadcasting Corp.ˆ	21,593
18,100	Clear Channel Communications, Inc.ˆ	684,542
14,100	DIRECTV Group, Inc.*	325,851
8,100	EchoStar Communications Corp., Class A*ˆ	351,297
13,900	Motorola, Inc.	246,030
20,000	QUALCOMM, Inc.	867,800
49,400	Qwest Communications International, Inc.*ˆ	479,180
41,019	Sprint Nextel Corp.	849,503
37,000	Verizon Communications, Inc.	1,523,290

		6,505,675

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Transportation (0.1%):
2,800	CSX Corp.	$126,224
700	Laidlaw International, Inc.ˆ	24,185

		150,409

Travel/Entertainment (1.2%):
47,400	Walt Disney Co.	1,618,236

Utilities (1.7%):
33,000	Duke Energy Corp.	603,900
8,600	Edison International	482,632
5,000	Exelon Corp.	363,000
2,100	FirstEnergy Corp.	135,933
10,300	PG&E Corp.	466,590
6,900	Progress Energy, Inc.ˆ	314,571

		2,366,626

Total Common Stocks (Cost $122,970,028)		139,762,214

Collateral for Securities on Loan (3.2%):
4,597,680	Northern Trust Liquid Institutional Asset Portfolio	4,597,680

Total Collateral for Securities on Loan (Cost $4,597,680)		4,597,680

Deposit Account (0.3%):
392,439	NTRS London Deposit Account	392,439

Total Deposit Account (Cost $392,439)		392,439

Total Investment Securities (Cost $127,960,147)(a)—103.2%		144,752,333
Net Other Assets (Liabilities)—(3.2)%		(4,487,019)

Net Assets—100.0%		$140,265,314

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

(a)	Cost for federal income tax purposes is $129,459,880. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,563,507
Unrealized depreciation	(1,271,054)

Net unrealized appreciation	$15,292,453

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	97.8%
Bermuda	1.0%
Netherlands Antilles	0.8%
Cayman Islands	0.4%

100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Oppenheimer
Main Street
Fund

Assets
Investment securities, at cost	$127,960,147

Investment securities, at value*	$144,752,333
Interest and dividends receivable	157,514
Receivable for investments sold	1,394,616
Prepaid and other expenses	2,674

Total Assets	146,307,137

Liabilities
Payable for investments purchased	1,258,735
Payable for capital shares redeemed	53,315
Payable for return of collateral received	4,597,680
Manager fees payable	96,652
Administration fees payable	4,993
Distribution fees payable	29,191
Administrative and compliance services fees payable	1,257

Total Liabilities	6,041,823

Net Assets	$140,265,314

Net Assets Consist of:
Capital	$110,021,679
Accumulated net investment income/(loss)	1,252,884
Net realized gains/(losses) on investment transactions	12,198,565
Net unrealized appreciation/(depreciation) on investments	16,792,186

Net Assets	$140,265,314

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,363,567
Net Asset Value (offering and redemption price per share)	$13.53

*	Includes securities on loan of $5,425,826.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Oppenheimer
Main Street
Fund

Investment Income:
Interest	$15,233
Dividends	1,312,318
Income from securities lending	9,144

Total Investment Income	1,336,695

Expenses:
Manager fees	538,889
Administration fees	30,515
Distribution fees	168,403
Audit fees	3,234
Administrative and compliance services fees	2,492
Custodian fees	30,045
Legal fees	3,825
Trustees’ fees	2,698
Recoupment of prior expenses reimbursed by the Manager	59,428
Other expenses	2,485

Total expenses before reductions	842,014
Less expenses waived/reimbursed by the Manager	(33,681)

Net Expenses	808,333

Net Investment Income/(Loss)	528,362

Realized and Unrealized Gains/(Losses) on Investments and Foreign Currency Transactions:
Net realized gains/(losses) on securities and foreign currency transactions	6,419,574
Change in unrealized appreciation/(depreciation) on investments	1,911,968

Net Realized and Unrealized Gains/(Losses) on Investments	8,331,542

Change in Net Assets Resulting from Operations	$8,859,904

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	Oppenheimer
	Main Street Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$528,362	$725,925
Net realized gains/(losses) on investment transactions	6,419,574	6,296,386
Change in unrealized appreciation/(depreciation) on investments	1,911,968	8,080,656

Change in net assets resulting from operations	8,859,904	15,102,967

Dividends to Shareholders:
From net investment income	—	(595,790)
From net realized gains	—	(2,285,282)

Change in net assets resulting from dividends to shareholders	—	(2,881,072)

Capital Transactions:
Proceeds from shares issued	9,381,118	27,169,526
Proceeds from dividends reinvested	—	2,881,072
Value of shares redeemed	(7,391,590)	(11,872,137)

Change in net assets resulting from capital transactions	1,989,528	18,178,461

Change in net assets	10,849,432	30,400,356
Net Assets:
Beginning of period	129,415,882	99,015,526

End of period	$140,265,314	$129,415,882

Accumulated net investment income	$1,252,884	$724,522

Share Transactions:
Shares issued	716,143	2,267,878
Dividends reinvested	—	245,197
Shares redeemed	(559,832)	(1,022,168)

Change in shares	156,311	1,490,907

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	For the Year Ended		May 3, 2004 to
	June 30,	December 31,		December 31,
	2007	2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.68	$11.36	$10.79	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05	0.06	0.07	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	0.80	1.57	0.51	0.80

Total from Investment Activities	0.85	1.63	0.58	0.86

Dividends to Shareholders From:
Net Investment Income	—	(0.06)	—	(0.06)
Net Realized Gains	—	(0.25)	(0.01)	(0.01)

Total Dividends	—	(0.31)	(0.01)	(0.07)

Net Asset Value, End of Period	$13.53	$12.68	$11.36	$10.79

Total Return*(b)	6.70%	14.59%	5.45%	8.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$140,265	$129,416	$99,016	$65,487
Net Investment Income/(Loss)(c)	0.78%	0.66%	0.70%	1.52%
Expenses Before Reductions**(c)	1.25%	1.22%	1.28%	1.29%
Expenses Net of Reductions(c)	1.20%	1.19%	1.19%	1.20%
Expenses Net of Reductions(c)(d)	1.20%	1.19%	1.20%	N/A
Portfolio Turnover Rate(b)	53.90%	105.81%	80.76%	75.56%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Oppenheimer Main Street Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Oppenheimer Main Street Fund	$5,797,185	$5,425,826

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Funds, Inc. (“OFI”), OFI provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Oppenheimer Main Street Fund	0.80%	1.20%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% for the period ending April 30, 2008.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2008
AZL Oppenheimer Main Street Fund	$11,294

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion,

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $2,503 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $44,890 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Main Street Fund	$75,308,983	$72,545,030

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $289 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Oppenheimer Main Street Fund	$1,387,344	$1,493,728	$2,881,072

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Oppenheimer Main Street Fund	$1,804,689	$5,217,911	$7,022,600	$(289)	$14,361,420	$21,383,731

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM PIMCO
Fundamental IndexPLUS
Total Return Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of amended Subadvisory Agreement and new Sub-Subadvisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL PIMCO Fundamental IndexPLUS Total Return Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$1,000.00	$1,048.00	$6.04	1.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$1,000.00	$1,018.89	$5.96	1.19%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL PIMCO Fundamental IndexPLUS Total Return Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Asset Backed Securities	20.2%
Collateralized Mortgage Obligations	10.2
Corporate Bonds	35.5
Commercial Paper	11.7
Yankee Dollar	7.1
Preferred Stock	0.5
Bank Loan Obligations	0.4
U.S. Government Agency Mortgages	38.3
U.S. Treasury Obligations	0.7
Purchased Call Options	0.1
Purchased Put Options	0.0
Short-Term Investments	8.1

132.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (20.2%):
$213,062	Accredited Mortgage Loan Trust, Series 06-2, Class A1, 5.36%, 9/25/36,#	$213,062
149,246	ACE Securities Corp Home Equity Loan Trust, Series 06-HE4, Class A2A, 5.38%, 10/25/36,#	149,223
73,201	ACE Securities Corp Home Equity Loan Trust, Series 06-ASP5, Class A2A, 5.40%, 10/25/36,#	73,213
500,000	American Express Credit Account Master Trust, Series 02-6, Class A, 5.46%, 3/15/10,#	500,102
211,665	Amortizing Residential Collateral Trust, Series 01-BC6, Class A, 5.67%, 10/25/31,#	211,703
33,596	Argent Securities, Inc., Series 05-W5, Class A2A, 5.40%, 1/25/36,#	33,598
20,281	Argent Securities, Inc., Series 06-W3, Class A2A, 5.39%, 4/25/36,#	20,280
60,124	Argent Securities, Inc., Series 06-M2, Class A2A, 5.37%, 9/25/36,#	60,104
117,938	Asset Backed Funding Certificates, Series 06-OPT2, Class A3A, 5.38%, 10/25/36,#	117,938
75,365	Asset Backed Funding Certificates, Series 06-HE1, Class A2A, 5.38%, 1/25/37,#	75,364
36,390	Asset Backed Securities Corp. Home Equity Loan Trust, Series 04-HE6, Class A1, 5.60%, 9/25/34,#	36,372
12,789	Carrington Mortgage Loan Trust, Series 06-OPT1, Class A1, 5.39%, 2/25/36,#	12,790
142,065	Carrington Mortgage Loan Trust, Series 06-RFC1, Class A1, 5.36%, 5/25/36,#	142,014
570,755	Carrington Mortgage Loan Trust, Series 06-NC5, Class A1, 5.37%, 1/25/37,#	570,577
200,000	Chase Credit Card Master Trust, Series 03-6, Class A, 5.43%, 2/15/11,#	200,303
200,000	Chase Issuance Trust, Series 06-A3, Class A3, 5.31%, 7/15/11,#	200,035
Asset Backed Securities, continued
156,903	Chase Manhattan Auto Owner Trust, Series 06-B, Class A2, 5.28%, 10/15/09	156,895
59,309	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH2, Class A1, 5.36%, 8/25/36,#	59,309
600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH3, Class A2, 5.42%, 10/25/36,#	599,540
700,000	Countrywide Asset-Backed Certificates, 5.50%, Series 2006-06, Class 2A2, 1MLIB+18BP 9/25/36,#	700,437
97,689	Countrywide Asset-Backed Certificates, Series 06-13, Class 3AV1, 5.37%, 1/25/37,#	97,670
146,494	Countrywide Asset-Backed Certificates, Series 06-19, Class 2A1, 5.38%, 3/25/37,#	146,425
168,472	Countrywide Asset-Backed Certificates, Series 06-21, Class 2A1, 5.37%, 5/25/37,#	168,340
84,751	Countrywide Asset-Backed Certificates, Series 06-22, Class 2A1, 5.37%, 5/25/37,#	84,839
605,224	Countrywide Asset-Backed Certificates, Series 06-24, Class 2A1, 5.37%, 5/25/37,#	604,940
580,844	Countrywide Asset-Backed Certificates, Series 06-23, Class 2A1, 5.37%, 11/25/37,#	580,662
68,746	Countrywide Asset-Backed Certificates, Series 06-15, Class A1, 5.43%, 10/25/46,#	68,746
61,749	Countrywide Asset-Backed Certificates, Series 06-16, Class 2A1, 5.37%, 12/25/46,#	61,730
184,970	Countrywide Asset-Backed Certificates, Series 06-17, Class 2A1, 5.37%, 3/25/47,#	184,913
81,887	Credit-Based Asset Servicing and Securitization, Series 06-CB9, Class A1, 5.38%, 11/25/36,#	81,887

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities, continued
$80,965	DaimlerChrysler Auto Trust, Series 06-C, Class A2, 5.25%, 5/8/09	$80,952
375,290	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF9, Class 2A1, 5.38%, 6/25/36,#	375,307
161,087	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF8, Class IIA1, 5.35%, 7/25/36,#	161,093
35,478	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF12, Class A2A, 5.41%, 11/25/36,#	35,486
300,000	First USA Credit Card Master Trust, 5.48%, 4/18/11,#	300,819
19,598	Fremont Home Loan Trust, Series 06-A, Class 2A1, 5.37%, 5/25/36,#	19,597
82,773	Fremont Home Loan Trust, Series 06-E, Class 2A1, 5.38%, 1/25/37,#	82,747
52,734	Fremont Home Loan Trust, Series 06-3, Class 2A1, 5.39%, 2/25/37,#	52,742
218,255	GE-WMC Mortgage Securities, L.L.C., Series 06-1, Class A2A, 5.36%, 8/25/36,#	218,266
29,563	GSAMP Trust, Series 06-FM1, Class A2A, 5.38%, 4/25/36,#	29,564
115,387	GSAMP Trust, Series 06-FM2, Class A2A, 5.39%, 9/25/36,#	115,397
147,684	Home Equity Asset Trust, Series 05-7, Class 2A1, 5.44%, 1/25/36,#	147,700
126,638	Household Home Equity Loan Trust, Series 06-4, Class A1V, 5.39%, 3/20/36,#	126,638
84,312	HSI Asset Securitization Corp. Trust, Series 06-HE2, Class 2A1, 5.37%, 12/25/36,#	84,233
78,948	Indymac Residential Asset Backed Trust, Series 06-E, Class 2A1, 5.38%, 4/25/37,#	78,910
135,532	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC1, Class A2, 5.39%, 3/25/36,#	135,518
Asset Backed Securities, continued
60,774	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC3, Class A2, 5.37%, 8/25/36,#	60,773
490,504	J.P. Morgan Mortgage Acquisition Corp., Series 06-CH2, Class AV2, 5.37%, 10/25/36,#	489,739
189,475	Lehman XS Trust, Series 06-17, Class WF11, 5.44%, 11/25/36,#	189,475
46,500	Lehman XS Trust, Series 06-9, Class A1A, 5.39%, 5/25/46,#	46,485
241,694	Lehman XS Trust, Series 06-11, Class 1A1, 5.40%, 6/25/46,#	241,656
154,788	Lehman XS Trust, Series 06-16N, Class A1A, 5.40%, 11/25/46,#	154,740
12,253	Long Beach Mortgage Loan Trust, Series 04-4, Class 1A1, 5.60%, 10/25/34,#	12,268
14,878	Long Beach Mortgage Loan Trust, Series 06-1, Class 2A1, 5.40%, 2/25/36,#	14,879
442,733	Long Beach Mortgage Loan Trust, Series 06-9, Class 2A1, 5.38%, 10/25/36,#	442,755
64,907	Master Asset Backed Securities Trust, Series 06-FRE2, Class A2, 5.37%, 3/25/36,#	64,914
162,835	Master Asset Backed Securities Trust, Series 06-HE5, Class A1, 5.38%, 11/25/36,#	162,846
455,399	Merrill Lynch Mortgage Investors Trust, Series 06-FF1, Class A2A, 5.39%, 8/25/36,#	455,399
78,417	Nelnet Student Loan Trust, Series 06-3, Class A1, 5.34%, 9/25/12,#	78,417
107,807	Nelnet Student Loan Trust, Series 06-2, Class A1, 5.33%, 10/27/14,#	107,800
115,323	Nelnet Student Loan Trust, Series 04-4, Class A3, 5.45%, 10/25/16,#	115,334
64,976	Newcastle Mortgage Securities Trust, Series 06-1, Class A1, 5.39%, 3/25/36,#	64,959
171,897	Park Place Securities, Inc., Series 04-MCW1, Class A1, 5.63%, 10/25/34,#	172,225

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities, continued
$152,526	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1A, 5.40%, 10/25/36,#	$152,516
56,778	Residential Asset Securities Corp., Series 06-KS6, Class A1, 5.36%, 8/25/36,#	56,780
157,548	Residential Asset Securities Corp., Series 06-KS8, Class A1, 5.38%, 10/25/36,#	157,548
153,301	Residential Asset Securities Corp., Series 06-KS9, Class AI1, 5.39%, 11/25/36,#	153,318
65,266	Saxon Asset Securities Trust, Series 06-3, Class A1, 5.38%, 11/25/36,#	65,236
72,924	SBI Heloc Trust, Series 06-A1, Class 1A2A, 5.49%, 8/25/36,(c)	73,004
311,582	SLM Student Loan Trust, Series 06-8, Class A1, 5.34%, 4/25/12,#	311,582
177,893	SLM Student Loan Trust, Series 06-9, Class A1, 5.33%, 10/25/12,#	177,893
471,578	SLM Student Loan Trust, Series 06-10, Class A1, 5.33%, 7/25/13,#	471,578
51,794	SLM Student Loan Trust, Series 06-3, Class A2, 5.36%, 1/25/16,#	51,803
29,390	SLM Student Loan Trust, Series 05-5, Class A1, 5.36%, 1/25/18,#	29,397
581,592	SLM Student Loan Trust, Series 07-3, Class A1, 5.35%, 10/27/14,#	581,655
59,388	Soundview Home Equity Loan Trust, Series 06-EQ1, Class A1, 5.37%, 10/25/36,#	59,391
505,186	Soundview Home Equity Loan Trust, Series 06-EQ2, Class A1, 5.40%, 1/25/37,#	505,185
120,434	Wells Fargo Home Equity Trust, Series 05-4, Class AI1, 5.44%, 12/25/35,#(c)	120,415
82,335	Wells Fargo Home Equity Trust, Series 06-3, Class A1, 5.37%, 1/25/37,#	82,334

Total Asset Backed Securities (Cost $14,184,879)		14,182,279

Collateralized Mortgage Obligations (10.2%):
22,231	American Home Mortgage Investment Trust, Series 05-2, Class 5A2, 5.47%, 9/25/35,#	22,232
184,284	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 2A1, 5.39%, 2/25/37,#	184,200
18,463	Countrywide Home Loans, Series 05-3, Class 1A3, 5.56%, 4/25/35,#	18,468
345,221	Fannie Mae, Series 05-12, Class EA, 4.50%, 9/25/14	343,045
90,463	Fannie Mae, Series 06-118, Class A1, 5.38%, 12/25/36,#	90,275
99,378	Freddie Mac, Series 3149, Class LF, 5.62%, 5/15/36,#	99,664
200,000	Freddie Mac, Series 3335, Class BF, 5.47%, Series 3335 BF 7/15/19,#	199,828
1,000,000	Freddie Mac, Series 3335, Class FT, 5.47%, Pool 3335 FT 8/15/19,#	999,219
900,000	Freddie Mac, Series 3336, 5.55%, 7/15/37,#	899,789
1,400,000	Freddie Mac. Series 3335, Class AF, 5.47%, Series 3335 AF 10/15/20,#	1,398,688
96,410	Greenpoint Mortgage Funding Trust, Series 06-AR8, Class 1A1A, 5.40%, 1/25/47,#	96,403
500,000	GS Mortgage Securities Corp. II, 5.41%, 3/6/20,#(c)	500,000
35,647	Harborview Mortgage Loan Trust, Series 05-2, Class 2A1A, 5.54%, 5/19/35,#	35,678
67,154	Indymac Index Mortgage Loan Trust, Series 06-AR35, Class 2A2, 5.42%, 1/25/37,#	67,161
333,144	LB-UBS Commercial Mortgage Trust, Series 02-C2, Class A2, 4.90%, 6/15/26	331,617
22,022	Lehman Brothers Commercial Mortgage Trust, Series 06-LLFA, Class A1, 5.40%, 9/15/21,#(c)	22,022

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Principal		Fair
Amount		Value
Collateralized Mortgage Obligations, continued
$266,771	Merrill Lynch Floating Trust, Series 06-1, Class A1, 5.39%, 6/15/22,#(c)	$267,000
247,227	Thornburg Mortgage Securities Trust, Series 06-5, Class A1, 5.44%, 8/25/36,#	246,895
85,167	Thornburg Mortgage Securities Trust, Series 06-6, Class A1, 5.43%, 12/25/36,#	85,114
200,000	Wachovia Auto Loan Owner Trust, 5.34%, Series 2007-1, Class A1 6/20/08	199,969
200,000	Wachovia Bank Commercial Mortgage Trust, 5.40%, 6/15/20,#(c)	200,000
304,907	Wachovia Bank Commercial Mortgage Trust(c), Series 06-WL7A, Class A1, 5.41%, 9/15/21,#(c)	304,881
37,316	Washington Mutual Mortgage Pass-Through Certificates, Series 05-AR6, Class 2AB1, 5.51%, 4/25/45,#	37,323
59,569	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class A1B1, 5.61%, 8/25/45,#	59,599
95,236	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class 2A, 5.80%, 9/25/46,#	95,533
274,590	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR13, Class 2A, 5.88%, 10/25/46,#	275,438
88,468	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR19, Class 1A1A, 5.76%, 1/25/47,#	88,383

Total Collateralized Mortgage Obligations (Cost $7,168,292)		7,168,424

Corporate Bonds (35.5%):
Banking & Finance (25.7%):
100,000	AIG Matched Funding Corp., 5.36%, 6/16/08,#(c)	100,000
100,000	Allstate Life Global Funding Trust, 5.40%, 3/23/09,#	100,120
200,000	American Express Bank FSB, 5.33%, 10/16/08,#	199,947
300,000	American Express Centurion Bank, 5.34%, 6/12/09,#	299,962
200,000	American Express Credit Co., 5.38%, 11/9/09,#	200,067
Corporate Bonds, continued
Banking & Finance, continued
200,000	American Honda Finance Corp., 5.42%, 3/9/09,#(c)	200,190
400,000	American Honda Finance Corp., 5.42%, 5/12/09,#(c)	400,101
400,000	Bank of America Corp., 5.37%, 6/19/09,#	400,378
100,000	Bank of America Corp., 5.37%, 11/6/09,#	99,951
800,000	Bank of Ireland, 5.37%, 12/19/08,#	800,739
400,000	Bear Stearns Cos., Inc., 5.45%, 3/30/09,#	400,128
50,000	Bear Stearns Cos., Inc., 5.45%, 8/21/09,#	49,937
50,000	Bear Stearns Cos., Inc., 5.63%, 9/9/09,#	50,177
300,000	BNP Paribas, 5.19%, 6/29/49,#(c)	279,724
100,000	C10 Capital SPV, Ltd., 6.72%, 12/31/49,(c)	97,287
470,000	Caterpillar Financial Services Corp., 5.42%, 5/18/09,#	470,445
100,000	Caterpillar Financial Services Corp., 5.40%, 10/9/09,#	100,025
200,000	CIT Group, Inc., 5.51%, 8/15/08,#	199,983
100,000	CIT Group, Inc., 5.51%, 1/30/09,#ˆ	99,838
100,000	CIT Group, Inc., 5.47%, 6/8/09,#	99,648
100,000	CIT Group, Inc., 5.48%, 8/17/09,#	99,614
30,000	Citigroup Funding, Inc., 5.32%, 4/23/09,#	29,999
100,000	Citigroup Funding, Inc., 5.36%, 6/26/09,#	99,982
380,000	Citigroup, Inc., 5.41%, 5/2/08,#	380,295
450,000	Citigroup, Inc., 5.40%, 12/26/08,#	450,221
100,000	Citigroup, Inc., 5.39%, 12/28/09,#	100,023
100,000	Citigroup, Inc., 6.13%, 8/25/36	98,192
100,000	Credit Agricole, 5.36%, 5/28/09,#(c)	99,991
200,000	CSC Holdings, Inc., 7.25%, 7/15/08	201,500
100,000	DNB NOR Bank ASA, 5.43%, 10/13/09,#(c)	100,002
200,000	Export—Import Bank of Korea, 5.45%, 6/1/09,#	199,995

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Banking & Finance, continued
$600,000	Ford Motor Credit Corp., 7.25%, 10/25/11	$577,459
100,000	General Electric Capital Corp., 5.46%, 7/28/08	100,117
200,000	General Electric Capital Corp., 5.39%, 10/26/09	200,040
200,000	General Electric Capital Corp., 5.43%, 1/20/10,#	200,295
400,000	General Electric Capital Corp., 5.42%, 5/10/10,#	400,392
300,000	General Electric Capital Corp., 5.43%, 8/15/11,#	299,635
50,000	General Electric Capital Corp., 5.74%, 5/5/26,#	50,056
420,000	Goldman Sachs Group, Inc., 5.45%, 12/22/08,#	420,417
100,000	Goldman Sachs Group, Inc., 5.40%, 12/23/08,#	100,001
50,000	Goldman Sachs Group, Inc., 5.45%, 6/23/09,#	50,038
100,000	Goldman Sachs Group, Inc., 5.44%, 11/16/09,#	100,062
300,000	Goldman Sachs Group, Inc., 5.63%, Fixed 1/15/17	287,524
300,000	HBOS Treasury Services plc, 5.40%, 7/17/09,#(c)	300,203
400,000	HSBC Bank USA, 5.41%, 7/28/08,#	400,620
400,000	HSBC Finance Corp., 5.49%, 9/15/08,#	400,724
100,000	HSBC Finance Corp., 5.42%, 10/21/09,#	100,009
50,000	HSBC Finance Corp., 5.61%, 5/10/10,#	50,208
200,000	ICICI Bank, Ltd., 5.90%, 1/12/10,#(c)	200,334
100,000	J.P. Morgan Chase & Co., 5.37%, 6/26/09,#	100,076
500,000	J.P. Morgan Chase & Co., 5.54%, 10/2/09,#	501,936
150,000	John Deere Capital Corp., 5.41%, 4/15/08,#	150,078
100,000	John Deere Capital Corp., 5.41%, 7/15/08,#	100,072
400,000	Lehman Brothers Holdings, 5.39%, 5/29/08,#	400,155
100,000	Lehman Brothers Holdings, 5.37%, 11/24/08,#	100,010
100,000	Lehman Brothers Holdings, 5.44%, 4/3/09,#	100,097
80,000	Merrill Lynch & Co., 5.46%, 6/16/08,#	80,074
Corporate Bonds, continued
Banking & Finance, continued
300,000	Merrill Lynch & Co., 5.45%, 8/22/08,#	300,244
100,000	Merrill Lynch & Co., 5.45%, 10/27/08,#	100,099
50,000	Merrill Lynch & Co., 5.61%, 2/6/09,#	50,157
100,000	Merrill Lynch & Co., 5.41%, 5/8/09,#	100,005
100,000	Merrill Lynch & Co., 5.44%, 12/4/09,#	99,997
50,000	Morgan Stanley, 5.48%, 1/18/08,#	50,034
100,000	Morgan Stanley, 5.41%, 3/7/08,#	100,034
400,000	Morgan Stanley, 5.47%, 2/9/09,#	400,512
100,000	Morgan Stanley, 5.41%, 5/7/09,#	100,005
100,000	Morgan Stanley, Series F, 5.45%, 1/15/10,#	100,003
300,000	Nordea Bank Finland, NY, 5.31%, Ycd 4/9/09,#	300,012
200,000	Pricoa Global Funding I, 5.44%, 1/25/08,#(c)	200,133
300,000	Pricoa Global Funding I, 5.44%, 6/3/08,#(c)	300,404
400,000	Qwest Capital Funding, Inc., 6.38%, 7/15/08	400,000
600,000	Royal Bank of Scotland plc, 5.75%, 7/6/12,#	601,116
450,000	SLM Corp., 5.50%, 7/27/09,#	438,759
100,000	SMFG Preferred Capital, 6.08%, 12/31/49,(c)	96,201
700,000	U.S. Bank NA, 5.28%, 3/31/08,#	699,998
200,000	UBS Preferred Funding Trust V, 6.24%, 5/29/49	200,790
300,000	Wachovia Bank NA, 5.40%, 3/23/09,#	300,066
100,000	Wachovia Corp., 5.41%, 10/28/08,#	100,099
100,000	Wachovia Corp., 5.41%, 12/1/09,#	100,056
450,000	Wells Fargo & Co., 5.46%, 9/15/09,#	450,953
100,000	Westpac Banking Corp. NY, 5.28%, 6/6/08,#	99,993

		17,968,763

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Biotechnology (0.4%):
$300,000	Amgen, Inc., 5.44%, 11/28/08,#(c)	$300,056

Industrials (6.8%):
600,000	Anadarko Petroleum Corp., 5.76%, 9/15/09,#	600,534
100,000	DaimlerChrysler NA Holding Corp., 5.81%, 8/3/09,#	100,521
200,000	DaimlerChrysler NA Holding Corp., Series E, 5.71%, 3/13/09,#	200,372
100,000	FedEx Corp., 5.44%, 8/8/07,#	100,020
2,500,000	Ford Motor Credit Co., LLC, 6.63%, 6/16/08	2,498,312
100,000	Ford Motor Credit Co., LLC, 7.80%, 6/1/12	97,553
40,000	Gazprom OAO, 10.50%, 10/21/09	44,072
200,000	Gazprom OAO, 9.63%, 3/1/13	231,240
400,000	Honeywell International, Inc., 5.42%, 3/13/09,#	400,494
400,000	International Lease Financial Corp., 5.58%, 5/24/10,#	400,923
100,000	Westfield Group, 5.70%, 10/1/16,(c)	98,267

		4,772,308

Insurance (0.4%):
300,000	Met Life Global Funding, 5.40%, 5/17/10,#(c)	299,970

Retail/Wholesale (0.4%):
300,000	Wal-Mart Stores, Inc., 5.26%, 6/16/08,#	299,891

Utilities (1.8%):
400,000	AT&T, Inc., 5.45%, 5/15/08,#	400,292
400,000	Bellsouth Corp., 5.49%, 11/15/07,#	400,184
100,000	Comcast Corp., 5.66%, 7/14/09,#	100,008
200,000	Time Warner, Inc., 5.88%, 11/15/16,(c)	194,520
200,000	TXU Electric Delivery, 5.74%, 9/16/08,#(c)	200,066

		1,295,070

Total Corporate Bonds (Cost $24,988,847)		24,936,058

Commercial Paper (11.7%):
Banking & Finance (11.7%):
1,300,000	Barclay US Funding Corp., 5.38%, 8/29/07,(b)	1,289,196
700,000	CBA (Delaware) Finance, 5.38%, 9/10/07,(b)	692,867
200,000	HBOS Treasury Services, 5.36%, 7/25/07,(b)(c)	199,261
100,000	Nordea North America, Inc., 5.29%, 7/27/07,(b)	99,618
1,000,000	Sanpaolo IMI, 5.30%, 8/8/07,(b)	994,572
1,200,000	Stadshypotek (Delaware), 5.38%, 8/24/07,(b)(c)	1,190,554
500,000	Svenska Handelsbank, Inc., 5.37%, 8/1/07,(b)	497,786
1,300,000	Swedbank Mortgage, AB, 5.40%, 10/4/07,(b)	1,282,113
1,000,000	Swedish National Housing Finance Corp., 5.39%, 9/25/07,(b)(c)	987,630
1,000,000	Westpac Banking Corp., 5.38%, 8/21/07,(b)(c)	992,558

Total Commercial Paper (Cost $8,225,470)		8,226,155

Yankee Dollar (7.1%):
Banking & Finance (6.7%):
700,000	Abbey National Treasury Service, 5.27%, 7/2/08,#	700,131
500,000	Barclays Bank plc NY, 5.28%, 3/17/08,#	499,987
100,000	BNP Paribas, 5.26%, 5/28/08	100,013
200,000	Calyon NY, 5.34%, 1/16/09,#	200,034
100,000	Credit Agricole, 5.41%, 5/28/10(c)	99,985
200,000	Deutsche Telekom International Finance BV, 5.54%, 3/23/09,#	200,455
200,000	Diageo Capital plc, 5.46%, 11/10/08,#	200,129
200,000	Fortis Bank NY, 5.27%, 4/28/08,#	200,066
100,000	Fortis Bank NY, 5.27%, 6/30/08,#	100,014
200,000	Fortis Bank NY, 5.31%, 9/30/08,#	199,962
100,000	National Australia Bank, Ltd., 5.40%, 9/11/09,#(c)	100,091
300,000	Royal Bank of Canada NY, 5.27%, 6/30/08,#	300,187
60,000	Royal Bank of Scotland NY, 5.26%, 7/3/08,#	59,988

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollar, continued
Banking & Finance, continued
$100,000	Siemens Financieringsmaatschappij NV, 5.41%, 8/14/09,#(c)	$99,970
200,000	Skandinaviska Enskilda Bank NY, 5.27%, 7/6/07,#	200,002
100,000	Skandinaviska Enskilda Bank NY, 5.35%, 2/13/09,#	100,039
200,000	Societe Generale NY, 5.27%, 3/26/08,#	199,972
300,000	Societe Generale NY, 5.27%, 6/30/08,#	300,056
400,000	Unicredito Italiano NY, 5.36%, 12/3/07,#	400,096
200,000	Unicredito Italiano NY, 5.35%, 5/6/08,#	200,009
200,000	Unicredito Italiano NY, 5.36%, 5/29/08,#	200,057

		4,661,243

Industrials (0.1%):
100,000	Transocean, Inc., 5.56%, 9/5/08,#	100,065

Utilities (0.3%):
200,000	Telefonica Emisiones Sau, 5.66%, 6/19/09,#	200,640

Total Yankee Dollar (Cost $4,959,146)		4,961,948

Preferred Stock (0.5%):
Banking & Finance (0.5%):
34	DG Funding Trust,(d)	353,388

Total Preferred Stock (Cost $361,688)		353,388

Bank Loan Obligations (0.4%):
299,250	Verizon Idearc, Inc., 7.36%, 11/9/14,#(d)	299,905
32	Yell Group, plc, 0.00%, 8/9/11,*(d)	32

Total Bank Loan Obligations (Cost $299,282)		299,937

U.S. Government Agency Mortgages (38.3%):
Federal Home Loan Mortgage Corporation (6.9%):
3,000,000	5.50%, 7/15/37	2,893,125
2,000,000	6.00%, 7/15/37	1,981,250

		4,874,375

Federal National Mortgage Association (30.0%):
4,687,728	5.00%, 3/1/36, Pool #745336	4,404,330
1,524,588	6.00%, Pool #882153 8/1/36	1,509,125
977,035	5.50%, Pool #888221 3/1/37	942,797
456,800	6.00%, Pool #888268 3/1/37	452,167
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
7,000,000	5.50%, 7/15/37, Pool #32983 TBA,(b)	6,750,625
7,000,000	6.00%, 7/15/37	6,923,434

		20,982,478

Government National Mortgage Association (1.4%):
1,000,000	6.00%, 7/1/32, 6.00%, 7/15/35	994,688

Total U.S. Government Agency Mortgages (Cost $27,033,322)		26,851,541

U.S. Treasury Obligations (0.7%):
US Treasury Bill (0.7%):
505,000	U.S. Treasury Bills, 4.71%, 9/13/07(b)	500,348

Total U.S. Treasury Obligations (Cost $500,190)		500,348

Purchased Call Options (0.1%):
1-Year Interest Rate Swap (OTC) (0.1%):
200	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.80 Exp. 8/8/07(d)*	218
500	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 5.00 Exp. 8/8/07(d)*	182
500	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75% Exp. 9/30/10(d)*	12,209
100	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 9/30/10(d)*	18,802
770	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 9/30/10(d)*	2,442
200	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.90 Exp. 10/29/07(d)*	1,660
300	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 12/17/10(d)*	8,478
630	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 5.00 Exp. 12/17/10(d)*	24,037
200	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 5.00 Exp. 2/1/08(d)*	$3,733
680	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75 Exp. 3/31/08(d)*	9,922

Total Purchased Call Options (Cost $160,575)		81,683

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Principal		Fair
Amount		Value
Purchased Put Options (0.0%):
90-Day Eurodollar September Futures (CME) (0.0%):
12	Strike @ $90.50 Exp. 9/17/07*	$75
41	Strike @ $90.75 Exp. 9/17/07*	256
20	Strike @ $91.25 Exp. 9/17/07*	125

Total Purchased Put Options (Cost $694)		456

Collateral for Securities on Loan (2.4%):
1,657,750	Northern Trust Liquid Institutional Asset Portfolio	1,657,750

Total Collateral for Securities on Loan (Cost $1,657,750)		1,657,750

Deposit Account (5.7%):
3,976,902	NTRS London Deposit Account	3,976,902

Total Deposit Account (Cost $3,976,902)		3,976,902

Total Investment Securities (Cost $93,517,037)(a)—132.8%		93,196,869
Net Other Assets (Liabilities)—(32.8)%		(22,992,787)

Net Assets—100.0%		$70,204,082

Percentages indicated are based on net assets as of June 30, 2007.

#	Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at March 31, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $93,556,962. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$102,113
Unrealized depreciation	(462,206)

Net unrealized depreciation	$(360,093)

(b)	The rate presented represents the effective yield at June 30, 2007

(c)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Rule 144A, Sector 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2007, these securities represent 1.1% of the net assets of the fund.

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	89.9%
United Kingdom	6.0%
European Community	2.3%
Japan	1.0%
Ireland	0.3%
Netherlands	0.1%
France	0.1%
Spain	0.1%
India	0.1%
Republic of Korea	0.1%

100.0%

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

As of June 30, 2007, the fund’s open foreign currency contracts were as follows:

	Delivery	Contract		Appreciation/
Long Contracts	Date	Amount	Fair Value	Depreciation

Receive 69,000 Australian Dollars in Exchange for US Dollars	7/12/07	$57,892	$58,466	574
Receive 3,102,079 Brazilian Real in Exchange for US Dollars	10/2/07	1,532,697	1,591,543	58,846
Receive 195,000 Canadian Dollars in Exchange for US Dollars	8/9/07	182,430	183,285	855
Receive 362,000 Euro in Exchange for US Dollars	7/26/07	485,675	490,340	4,665
Receive 441,000,000 Indonesian Rupiah in Exchange for US Dollars	5/27/08	50,000	47,964	(2,036)
Receive 3,452,700 Indian Rupee in Exchange for US Dollars	5/12/08	81,539	83,017	1,478
Receive 1,576,512 Indian Rupee in Exchange for US Dollars	10/3/07	38,335	38,522	187
Receive 136,405,700 Korean Won in Exchange for US Dollars	7/30/07	146,900	147,962	1,062
Receive 53,644,200 Korean Won in Exchange for US Dollars	9/21/07	58,000	58,262	262
Receive 78,412,149 Korean Won in Exchange for US Dollars	9/27/07	84,917	85,173	256
Receive 2,391,511 Mexican Peso in Exchange for US Dollars	3/13/08	217,658	217,780	122
Receive 826,125 Mexican Peso in Exchange for US Dollars	9/28/07	75,000	76,070	1,070
Receive 598,654 Malysian Ringgit in Exchange for US Dollars	5/21/08	179,000	176,356	(2,644)
Receive 6,652,320 Philippine Peso in Exchange for US Dollars	5/19/08	145,000	143,439	(1,561)
Receive 665,113 Polish Zloty in Exchange for US Dollars	9/28/07	235,671	239,343	3,672
Receive 163,102 Polish Zloty in Exchange for US Dollars	3/13/08	58,000	58,770	770
Receive 1,869,840 Russian Ruble in Exchange for US Dollars	9/19/07	72,000	72,933	933
Receive 8,056,530 Russian Ruble in Exchange for US Dollars	1/11/08	313,007	314,652	1,645
Receive 239,671 Singapore Dollars in Exchange for US Dollars	7/3/07	157,594	156,647	(947)
Receive 113,660 Singapore Dollars in Exchange for US Dollars	8/7/07	74,000	74,510	510
Receive 326,514 Singapore Dollars in Exchange for US Dollars	10/3/07	214,280	214,978	698
Receive 7,373,100 South African Rand in Exchange for US Dollars	9/28/07	1,009,903	1,032,459	22,556

Total for Long Contracts				92,973

	Delivery	Contract		Appreciation/
Short Contracts	Date	Amount	Fair Value	Depreciation

Deliver 269,000 British Sterling Pounds in exhange for US Dollars	8/9/07	$537,046	$539,828	(2,782)
Deliver 34,313,000 Japenese Yen in exhange for US Dollars	7/24/07	283,644	279,620	4,024
Deliver 239,671 Singapore Dollars in exhange for US Dollars	7/3/07	155,830	156,648	(818)

Total for Short Contracts				424

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Futures Contracts

Securities with an aggregate fair value of $500,348 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2007.

				Unrealized
		Expiration	# of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)

90-Day Sterling September Futures	Long	9/19/2007	5	$(11,079)
90-Day Sterling December Futures	Long	12/19/2007	8	(18,714)
90-Day Sterling March Futures	Long	3/20/2008	9	(16,944)
90-Day Sterling June Futures	Long	6/19/2008	23	(36,044)
90-Day Sterling September Futures	Long	9/18/2008	19	(32,465)
90-Day Sterling December Futures	Long	12/18/2008	1	(1,481)
90-Day Euribor December Futures	Long	12/17/2007	2	(2,827)
90-Day Euribor December Futures	Long	3/17/2008	3	(5,988)
90-Day Euribor June Futures	Long	6/16/2008	5	(10,657)
90-Day Euribor September Futures	Long	9/15/2008	7	(4,862)
90-Day Euribor December Futures	Long	12/15/2008	2	(4,477)
Eurobund September Futures	Short	9/6/2007	(2)	1,421
90-Day Euroyen December Futures	Long	12/17/2007	12	(71)
90-Day Eurodollar December Futures	Long	12/17/2007	87	(25,613)
90-Day Eurodollar March Futures	Long	3/17/2008	169	(166,863)
90-Day Eurodollar June Futures	Long	6/16/2008	204	(200,063)
90-Day Eurodollar September Futures	Long	9/15/2008	62	(36,625)
90-Day Eurodollar December Futures	Long	12/15/2008	66	(43,788)
90-Day Eurodollar March Futures	Long	3/16/2009	5	(7,475)
90-Day Eurodollar June Futures	Long	6/15/2009	11	4,263
90-Day Eurodollar September Futures	Long	9/14/2009	11	3,988
90-Day Eurodollar December Futures	Long	12/14/2009	11	3,575
90-Day Eurodollar March Futures	Long	3/15/2010	11	3,438
S&P 500 E-Mini September Futures	Long	9/21/2007	1	(1,800)
U.S. Treasury Long Bond September Futures	Short	9/22/2007	(19)	(15,313)

				$(626,464)

Total Return Swaps

					Unrealized
			Expiration	# of	Appriciation/
Counterparty	Receive Total Return	Pay	Date	Contracts	(Depreciation)

Bear Stearns & Co., Inc.	Enhanced RAFI 1000	1-month USD LIBOR
	Total Return Index	plus 0.35%	10/15/07	95,087	$(663,162)
Credit Suisse First Boston	Enhanced RAFI 1000	1-month USD LIBOR
	Total Return Index	plus 0.25%	10/15/07	99,531	(566,985)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000	1-month USD LIBOR
	Total Return Index	plus 0.35%	10/15/07	337,487	(1,927,365)

					$(3,157,512)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appriciation/
Counterparty	Refernce Equity	Protection	Fixed Rate	Date	Amount	Depreciation

Deutsche Bank Group	Reynolds American Inc.	Sell	0.30%	6/20/2008	$300,000	$634
HSBC Bank USA, NA	Russian Federation	Sell	0.24	2/20/2008	700,000	(55)
Credit Suisse First Boston	Federal Republic of Panama	Sell	0.30	2/20/2009	700,000	(205)
Morgan Stanley	Gov’t of Ukraine	Sell	0.61	2/20/2009	400,000	403
Barclays Capital	Federal Republic of Indonesia	Sell	0.37	3/20/2009	700,000	(659)
Morgan Stanley	Federal Republic of Peru	Sell	0.31	3/20/2009	300,000	5
Goldman Sachs Group	IG8 Future	Buy	(0.60)	6/20/2017	500,000	3,452
Deutsche Bank Group	IG8 Future	Buy	(0.60)	6/20/2017	100,000	456
Bank of America	GMAC LLC.	Sell	1.00	9/20/2008	1,000,000	(2,717)
Goldman Sachs Group	IG7 Future	Buy	(0.65)	12/20/2016	2,000,000	14,084
Lehman Brothers	Gov’t of Ukraine	Sell	0.50	11/20/2007	300,000	432
Barclays Capital	Federal Republic of Brazil	Sell	0.24	11/20/2007	300,000	169
Deutsche Bank Group	Goldman Sachs Group Inc.	Sell	0.06	12/20/2007	100,000	(34)
Deutsche Bank Group	Lehman Brothers	Sell	0.06	12/20/2007	200,000	(88)
Lehman Brothers	Federal Republic of Brazil	Sell	0.24	11/20/2007	300,000	168
J.P. Morgan Chase	Gazprom OAO	Sell	0.42	11/20/2007	400,000	486
J.P. Morgan Chase	American International Group	Sell	0.05	12/20/2007	50,000	4
Deutsche Bank Group	Softbank Corp.	Sell	2.30	9/20/2007	4,000,000	160

						$16,695

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Interest Rate Swaps

						Unrealized
		(Pay)/Receive	Fixed	Expiration	Notional	Appriciation/
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	Depreciation

Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Receive	12.78%	1/4/2010	$300,000	$5,417
Deutsche Bank Group	6-Month JPY LIBOR	Receive	1.00	9/18/2008	170,000,000	(868)
UBS AG	6-Month JPY LIBOR	Receive	1.00	3/18/2009	380,000,000	(6,460)
Deutsche Bank Group	6-Month JPY LIBOR	Receive	1.00	3/18/2009	40,000,000	(660)
Goldman Sachs Group	France-CPI Ex Tobacco	Receive	2.00	3/15/2012	800,000	(7,053)
Credit Suisse First Boston	6-Month GBP LIBOR	Receive	5.00	6/15/2009	100,000	(2,200)
Goldman Sachs Group	6-Month EUR LIBOR	Receive	4.00	3/20/2009	200,000	(1,551)
Barclays Capital	6-Month GBP LIBOR	Receive	6.00	3/20/2009	300,000	(3,963)
Barclays Capital	6-Month GBP LIBOR	Receive	6.00	12/20/2008	500,000	(4,653)
Deutsche Bank Group	6-Month GBP LIBOR	Receive	6.00	12/20/2008	300,000	(2,862)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.00	6/19/2008	4,600,000	(11,609)
Morgan Stanley	3-Month USD LIBOR	Pay	5.00	12/19/2017	300,000	(1,934)
Deutsche Bank Group	3-Month USD LIBOR	Pay	5.00	12/19/2017	1,100,000	(4,828)
Morgan Stanley	3-Month USD LIBOR	Receive	5.00	6/20/2009	1,600,000	(12,489)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.00	6/20/2009	1,300,000	(3,495)
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	4.00	12/15/2036	100,000	14,392
Citi Bank	Mexico Interbank	Receive	8.17	11/4/2016	200,000	106
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Receive	12.95	1/4/2010	100,000	4,314
UBS AG	6-Month JPY LIBOR	Receive	1.00	9/18/2008	10,000,000	(47)
Deutsche Bank Group	3-Month USD LIBOR	Receive	5.00	12/19/2008	4,600,000	(10,836)
Deutsche Bank Group	6-Month EUR LIBOR	Pay	4.00	12/15/2011	300,000	7,712
Goldman Sachs Group	6-Month GBP LIBOR	Receive	5.00	6/15/2009	600,000	(13,552)
Barclays Capital	6-Month GBP LIBOR	Receive	5.00	6/15/2009	300,000	(6,336)
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Receive	11.36	1/4/2010	300,000	3,126
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Receive	11.47	1/4/2010	100,000	1,964
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Receive	11.43	1/4/2010	200,000	3,859
Royal Bank of Scotland	6-Month GBP LIBOR	Receive	6.00	3/20/2009	200,000	(2,723)
Barclays Capital	6-Month JPY LIBOR	Receive	1.00	3/18/2009	30,000,000	(671)
Goldman Sachs Group	Mexico Interbank	Receive	7.78	4/3/2012	900,000	(752)
Deutsche Bank Group	6-Month GBP LIBOR	Pay	4.00	12/15/2036	300,000	22,412
Bank of America	3-Month USD LIBOR	Receive	5.00	12/19/2009	2,400,000	(1,480)
Deutsche Bank Group	3-Month USD LIBOR	Receive	5.00	12/19/2009	7,800,000	4,607
Goldman Sachs Group	6-Month GBP LIBOR	Receive	6.00	6/19/2009	1,500,000	(4,920)
Bank of America	3-Month USD LIBOR	Pay	5.00	12/19/2017	300,000	2,821
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.50	12/15/2036	100,000	5,464
Deutsche Bank Group	6-Month Australian Bank Bill	Receive	7.00	12/15/2009	200,000	(103)
Deutsche Bank Group	6-Month EUR LIBOR	Pay	5.00	12/19/2009	400,000	243
Deutsche Bank Group	6-Month EUR LIBOR	Pay	5.00	12/19/2017	100,000	(672)

						$(30,280)

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Options on Futures

	Exercise	Expiration	# of
Security Description	Price	Date	Contracts	Premium	Fair Value

Put — CBOT US Treasury Note September Future	103	8/24/07	5	$(2,640)	$(547)
Put — CBOT US Treasury Note September Future	104	8/24/07	15	(5,811)	(3,280)
Put — CBOT US Treasury Note September Future	105	8/24/07	18	(6,285)	(8,438)
Call — CBOT US Treasury Note September Future	106	8/24/07	20	(6,419)	(12,188)
Call — CBOT US Treasury Note September Future	107	8/24/07	12	(3,680)	(3,188)
Call — CBOT US Treasury Note September Future	108	8/24/07	3	(600)	(328)
Call — CBOT US Treasury Note September Future	109	8/24/07	3	(349)	(141)

				$(25,784)	$(28,110)

Written Swap Options

		Pay/Receive	Exercise	Expiration	Notional
Description	Counterparty	Floating Index	Rate	Date	Amount	Premium	Value

Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland	Rec — 3-month USD-LIBOR	5.01%	10/25/2007	$100	$(9,206)	$(1,532)
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland	Rec — 3-month USD-LIBOR	4.90	8/8/2007	100	(6,675)	(86)
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland	Rec — 3-month USD-LIBOR	4.95	3/31/2008	100	(12,300)	(3,477)
Call — OTC 5-Year Interest Rate Swap	Bank of America	Rec — 3-month USD-LIBOR	4.95	9/26/2008	250	(27,881)	(13,058)
Call — OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec — 3-month USD-LIBOR	5.00	12/15/2008	100	(10,300)	(7,449)
Call — OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec — 3-month USD-LIBOR	5.20	12/15/2008	210	(21,317)	(21,207)
Call — OTC 5-Year Interest Rate Swap	Bank of America	Rec — 3-month USD-LIBOR	4.90	8/8/2007	100	(8,800)	(86)
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland	Rec — 3-month USD-LIBOR	4.90	3/31/2008	210	(27,932)	(6,552)
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland	Rec — 3-month USD-LIBOR	5.10	2/1/2008	100	(12,000)	(3,856)
Call — OTC 2-Year Interest Rate Swap	Lehman Brothers	Rec — 3-month USD-LIBOR	4.95	9/26/2008	330	(27,563)	(17,237)
Call — OTC 5-Year Interest Rate Swap	Royal Bank of Scotland	Rec — 3-month USD-LIBOR	4.95	9/26/2008	50	(4,100)	(2,612)

						$(168,074)	$(77,152)

See accompanying notes to financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL PIMCO
Fundamental
IndexPLUS
Total Return
Fund

Assets
Investment securities, at cost	$93,517,037

Investment securities, at value*	$93,196,869
Foreign currency, at value (cost $720,182)	731,771
Interest and dividends receivable	294,036
Receivable for capital shares issued	137,190
Receivable for investments sold	295,656
Receivable for forward foreign currency contracts	104,185
Unrealized appreciation on credit default swaps	16,695
Swap premiums paid	1,954,764
Net receivable for variation margin on futures contracts	91,777
Prepaid expenses	500

Total Assets	96,823,443

Liabilities
Options written, at value (premiums received $193,858)	105,262
Payable for investments purchased	20,472,258
Payable for capital shares redeemed	963,598
Payable for forward foreign currency contracts	10,788
Payable for return of collateral received	1,657,750
Unrealized depreciation on interest rate swaps	30,280
Unrealized depreciation on total return swaps	3,157,512
Swap premiums received	144,545
Manager fees payable	44,292
Administration fees payable	2,552
Distribution fees payable	14,919
Administrative and compliance services fees payable	642
Other accrued liabilities	14,963

Total Liabilities	26,619,361

Net Assets	$70,204,082

Net Assets Consist of:
Capital	$65,259,083
Accumulated net investment income/(loss)	3,877,675
Accumulated net realized gains/(losses) on investment transactions	4,954,823
Net unrealized appreciation/(depreciation) on investments	(3,887,499)

Net Assets	$70,204,082

Shares of beneficial interest (unlimited number of shares authorized, no par value)	6,428,962
Net Asset Value (offering and redemption price per share)	$10.92

*	Includes securities on loan of $1,627,423.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL PIMCO
Fundamental
IndexPLUS
Total Return
Fund

Investment Income:
Interest	$1,816,700
Dividends	13,238
Income from securities lending	1,616

Total Investment Income	1,831,554

Expenses:
Manager fees	257,861
Administration fees	21,715
Distribution fees	85,954
Audit fees	1,862
Administrative and compliance services fees	1,653
Custodian fees	18,464
Legal fees	2,309
Trustees’ fees	1,650
Other expenses	16,988

Total expenses before reductions	408,456
Less expenses voluntarily waived/reimbursed by the Manager	(465)

Net Expenses	407,991

Net Investment Income/(Loss)	1,423,563

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(477,445)
Net realized gains/(losses) on written options	25,917
Net realized gains/(losses) on swap agreements	5,759,316
Net realized gains/(losses) on futures transactions	(289,118)
Change in unrealized appreciation/(depreciation) on investments	(3,236,931)

Net Realized and Unrealized Gains/(Losses) on Investments	1,781,739

Change in Net Assets Resulting from Operations	$3,205,302

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

	AZL PIMCO Fundamental
	IndexPLUS Total Return Fund
	Six Months Ended	May 1, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,423,563	$1,415,015
Net realized gains/(losses) on investment transactions	5,018,670	5,689,147
Change in unrealized appreciation/(depreciation) on investments	(3,236,931)	(650,568)

Change in net assets resulting from operations	3,205,302	6,453,594

Dividends to Shareholders:
From net investment income	—	(1,394,825)
From net realized gains on investments	—	(3,217,524)

Net change in net assets resulting from dividends to shareholders	—	(4,612,349)

Capital Transactions:
Proceeds from shares issued	9,870,155	65,959,100
Proceeds from dividends reinvested	—	4,612,349
Value of shares redeemed	(8,993,998)	(6,290,071)

Change in net assets resulting from capital transactions	876,157	64,281,378

Change in net assets	4,081,459	66,122,623
Net Assets:
Beginning of period	66,122,623	—

End of period	$70,204,082	$66,122,623

Accumulated net investment income/(loss)	$3,877,675	$2,454,112

Share Transactions:
Shares issued	916,792	6,533,879
Dividends reinvested	—	443,069
Shares redeemed	(834,040)	(630,738)

Change in shares	82,752	6,346,210

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	May 1, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.42	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.21	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	0.29	0.96

Total from Investment Activities	0.50	1.19

Dividends to Shareholders From:
Net Investment Income	—	(0.23)
Net Realized Gains	—	(0.54)

Total Dividends	—	(0.77)

Net Asset Value, End of Period	$10.92	$10.42

Total Return*(b)	4.80%	11.97%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$70,204	$66,123
Net Investment Income/(Loss)(c)	4.14%	4.07%
Expenses Before Reductions**(c)	1.19%	1.19%
Expenses Net of Reductions(c)	1.19%	1.19%
Portfolio Turnover Rate(b)	27.71%	7.35%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL PIMCO Fundamental IndexPLUS Total Return Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Transactions in options written during the period ended June 30, 2007, were as follows:

	Number of
Written Option Transactions	Contracts	Premiums
Options outstanding at December 31, 2006	(1,072)	$(117,915)
Options written	(1,632)	(205,630)
Options exercised	—	—
Options bought back	810	83,332
Options expired	168	46,455

Options outstanding at June 30, 2007	(1,726)	$(193,850)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$1,657,750	$1,627,423

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Pacific Investment Management Company LLC (“PIMCO”), PIMCO provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL PIMCO Fundamental IndexPLUS Total Return Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $1,270 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $15,590 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$24,037,035	$17,567,756

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

5. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2007, the Fund held restricted securities representing 1.1% of net assets all of which have been deemed illiquid. The restricted securities held as of June 30, 2007 are identified below:

			Shares or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value

Preferred Stock:
DG Funding Trust	10/11/06	$361,688	$34	$353,388
Bank Loan Obligations:
Verizon Idearc, Inc., 7.36%, 11/9/14	11/9/06	300,000	299,905	299,905
Yell Group, plc, 0.00%	1/12/07	32	32	32
Purchased Options:
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.80, Exp. 8/8/07	12/22/06	8,145	200	218
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 5.00, Exp. 8/8/07	2/27/07	6,375	500	182
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index @ 4.75, Exp. 9/30/10	5/21/07	27,410	770	18,802
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index @ 4.75, Exp. 9/30/10	5/23/07	3,575	100	2,442
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index @ 4.75, Exp. 9/30/10	5/14/07	24,000	500	12,209
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.90, Exp. 10/29/07	10/25/06	8,050	200	1,660
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index @ 4.75, Exp.12/17/10	5/25/07	10,590	300	8,478
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index @ 5.00, Exp. 12/17/10	6/1/07	22,272	630	24,037
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 5.00, Exp. 2/1/08	1/22/07	9,917	200	3,733
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.75, Exp. 3/31/08	3/7/07	40,240	680	9,922

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $163,172 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$4,220,149	$392,200	$4,612,349

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Depreciation(a)	Earnings
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$2,014,047	$2,014,047	$(163,172)	$(111,178)	$1,739,697

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of amended Subadvisory Agreement and new Sub-Subadvisory Agreement (Unaudited)

At a telephonic meeting held on February 16, 2007, the Board of Trustees (the “Board” or the “Trustees”) of the Allianz Variable Insurance Products Trust (the “Trust”) considered the recommendation of Allianz Life Advisers, LLC (the “Manager”), the investment manager of AZL PIMCO Fundamental IndexPLUS Total Return Fund (the “Fund”), that Research Affiliates, LLC (“Research Affiliates”) be retained by Pacific Investment Management Company (“PIMCO”) to act as a sub-subadviser. At an in-person meeting held on February 24, 2007 the Trustees approved a new Subadvisory Agreement with PIMCO (to reflect its ability retain a sub-subadviser) and a Sub-Subadvisory Agreement between Research Affiliates, the Manager and PIMCO. At both meetings, the Trustees reviewed materials furnished by the Manager pertaining to Research Affiliates.

The Board was advised that a comparable PIMCO-managed fund had changed its strategy to incorporate an enhanced RAFI strategy, which included retaining Research Affiliates to act as a subadviser to such PIMCO-managed fund. The Manager recommended that the Fund also incorporate an enhanced RAFI strategy, and retain Research Affiliates as a sub-subadviser. Under the proposal, the Manager emphasized that advisory and subadvisory fees would not change, as Research Affiliates would be compensated by PIMCO, not the Fund.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the subadviser.

The Board, including a majority of the independent Board members (the “Independent Trustees”), with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Sub-Subadvisory Agreement with Research Affiliates and the Subadvisory Agreement with PIMCO (collectively the “Agreements”) in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, PIMCO or Research Affiliates. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board’s decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Sub-Subadviser.  In deciding to approve Research Affiliates as the Fund’s new sub-subadviser, the Board considered particularly the experience and track record of its investment management personnel. The Board also noted Research Affiliates’ investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager’s report, the proposed selection of Research Affiliates as a sub-subadviser would likely benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that Research Affiliates was a recognized firm capable of competently managing the Fund; that the Sub-Subadvisory Agreement with Research Affiliates contains provisions generally comparable to those of other such subadvisory agreements for other mutual funds; that Research Affiliates was staffed with qualified personnel and had significant research capabilities; and that the investment performance of Research Affiliates, based upon backtested returns, was at least satisfactory.

(2) The investment performance of the Sub-Subadviser.  The Board received information on backtested returns which indicated that the use of an enhanced RAFI strategy implemented by Research Affiliates could lead to enhanced long-term Fund performance.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

(3) The costs of services to be provided and profits to be realized by Research Affiliates from its relationship with the Fund.  The Board noted that the fees which Research Affiliates will receive will be paid by PIMCO, and not the Fund, and that fees the Fund pays to the Manager and PIMCO will not increase due to the retention of Research Affiliates.

The Board noted that the fee schedule in the Sub-Subadvisory Agreement with Research Affiliates was the result of arm’s length negotiations between PIMCO and Research Affiliates, and that the fees payable by the Fund under the Agreements would not change. Based upon its review, the Board concluded that the fees proposed to be paid to PIMCO and Research Affiliates were reasonable. Based upon the information provided, the Board determined that there was no evidence that the level of profitability attributable to Research Affiliates from serving as sub-subadviser of the Fund would be excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.  The Board noted that the fee schedules in the investment management agreement between the Trust and the Manager (the “Advisory Agreement”) and the Subadvisory Agreement between the Trust, PIMCO and the Manager, would not change due to the retention of Research Affiliates.

The Trust’s Board of Trustees periodically reviews and at least annually approves the advisory fee paid by the Fund to the Manager under the Advisory Agreement and the subadvisory fee paid to PIMCO under the Subadvisory Agreement. This most recent annual renewal/approval process occurred at the Board of Trustees meeting of October 24, 2006, at which time the Advisory and Subadvisory Agreements were approved. (See the section of the annual report to shareholders entitled “Approval of Investment Advisory and Subadvisory Agreements” for the year ended December 31, 2006.)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM S&P 500 Index Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/07	6/30/07	5/1/07 - 6/30/07	5/1/07 - 6/30/07
AZL S&P 500 Index Fund Class 2	$1,000.00	$1,016.00	$0.83	0.49%

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/14/07	6/30/07	5/14/07 - 6/30/07	5/14/07 - 6/30/07
AZL S&P 500 Index Fund Class 1	$1,000.00	$1,002.00	$0.32	0.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL S&P 500 Index Fund Class 2	$1,000.00	$1,022.36	$2.46	0.49%
AZL S&P 500 Index Fund Class 1	$1,000.00	$1,023.60	$1.20	0.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL S&P 500 Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace & Defense	2.5%
Air Freight & Logistics	0.9
Airlines	0.1
Auto Components	0.3
Automobiles	0.4
Beverages	2.0
Biotechnology	1.2
Building Products	0.2
Capital Markets	3.7
Chemicals	1.5
Commercial Banks	3.7
Commercial Services	0.4
Communications Equipment	2.6
Computers & Peripherals	3.9
Construction & Engineering	0.1
Construction Materials	0.1
Consumer Finance	0.9
Containers & Packaging	0.3
Distributors	0.1
Diversified Financial Services	5.2
Diversified Telecommunication Services	3.1
Electric Utilities	1.8
Electrical Equipment	0.4
Electronic Equipment & Instruments	0.2
Electronics	0.1
Energy Equipment & Services	2.0
Food & Staples Retailing	2.0
Food Products	1.5
Gas Utilities	0.1
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	2.2
Hotels, Restaurants & Leisure	1.5
Household Durables	0.5
Household Products	2.0
Independent Power Producers & Energy Traders	0.5
Industrial Conglomerates	3.9%
Insurance	4.7
Internet & Catalog Retail	0.2
Internet Software & Services	1.3
IT Consulting & Services	1.1
Leisure Equipment & Products	0.2
Life Sciences, Tools & Services	0.1
Machinery	1.5
Manufacturing	0.3
Media	3.3
Metals & Mining	1.0
Multi-Utilities	1.1
Multiline Retail	1.5
Office Electronics	0.1
Oil, Gas & Consumable Fuels	8.5
Paper & Forest Products	0.3
Personal Products	0.2
Pharmaceuticals	6.2
Real Estate Investment Trusts	1.1
Real Estate Management & Development	0.0
Road & Rail	0.8
Semiconductors & Semiconductor Equipment	2.5
Software	3.2
Specialty Retail	1.8
Textiles, Apparel & Luxury Goods	0.4
Thrifts & Mortgage Finance	1.3
Tobacco	1.2
Trading Companies & Distributors	0.0
Waste Management	0.2
Wireless Telecommunication Services	0.6
Short-Term Investments	10.3

108.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.2%):
Aerospace & Defense (2.5%):
1,400	Boeing Co. (The)	$134,624
700	General Dynamics Corp.	54,754
200	Goodrich Corp.	11,912
1,300	Honeywell International, Inc.	73,164
200	L-3 Communications Holdings, Inc.	19,478
600	Lockheed Martin Corp.	56,478
600	Northrop Grumman Corp.	46,722
800	Raytheon Co.	43,112
300	Rockwell Collins, Inc.	21,192
1,700	United Technologies Corp.	120,581

		582,017

Air Freight & Logistics (0.9%):
300	C.H. Robinson Worldwide, Inc.	15,756
500	FedEx Corp.	55,485
1,800	United Parcel Service, Inc., Class B	131,400

		202,641

Airlines (0.1%):
1,400	Southwest Airlines Co.	20,874

Auto Components (0.3%):
200	Cummins, Inc.	20,242
400	Goodyear Tire & Rubber Co.*	13,904
300	Johnson Controls, Inc.	34,731

		68,877

Automobiles (0.4%):
3,300	Ford Motor Co.ˆ	31,086
1,000	General Motors Corp.ˆ	37,800
400	Harley-Davidson, Inc.	23,844

		92,730

Beverages (2.0%):
1,300	Anheuser-Busch Cos., Inc.	67,808
100	Brown-Forman Corp., Class Bˆ	7,308
3,500	Coca-Cola Co.	183,085
500	Coca-Cola Enterprises, Inc.	12,000
300	Constellation Brands, Inc.*ˆ	7,284
100	Molson Coors Brewing Co.	9,246
200	Pepsi Bottling Group, Inc. (The)	6,736
2,800	PepsiCo, Inc.	181,580

		475,047

Biotechnology (1.2%):
2,000	Amgen Corp.*	110,580
500	Biogen, Inc.*	26,750
700	Celgene Corp.*	40,131
500	Genzyme Corp.*	32,200
1,600	Gilead Sciences, Inc.*	62,032

		271,693

Common Stocks, continued
Building Products (0.2%):
300	American Standard Cos., Inc.	17,694
700	Masco Corp.	19,929

		37,623

Capital Markets (3.7%):
400	Ameriprise Financial Inc	25,428
1,300	Bank of New York Co., Inc.	53,872
200	Bear Stearns Cos., Inc.	28,000
1,700	Charles Schwab Corp.	34,884
700	E*TRADE Financial Corp.*	15,463
200	Federated Investors, Inc.	7,666
300	Franklin Resources, Inc.	39,741
750	Goldman Sachs Group, Inc.	162,563
300	Janus Capital Group, Inc.	8,352
200	Legg Mason, Inc.	19,676
900	Lehman Brothers Holdings, Inc.	67,068
700	Mellon Financial Corp.	30,800
1,550	Merrill Lynch & Co.	129,549
1,800	Morgan Stanley Dean Witter & Co.	150,984
300	Northern Trust Corp.	19,272
700	State Street Corp.	47,880
500	T. Rowe Price Group, Inc.	25,945

		867,143

Chemicals (1.5%):
400	Air Products & Chemicals, Inc.	32,148
100	Ashland, Inc.	6,395
1,600	E.I. du Pont de Nemours and Co.	81,344
100	Eastman Chemical Co.	6,433
300	Ecolab, Inc.	12,810
100	International Flavor and Fragrances, Inc.	5,214
900	Monsanto Co.	60,786
300	PPG Industries, Inc.	22,833
600	Praxair, Inc.	43,194
200	Rohm & Haas Co.	10,936
200	Sigma Aldrich Corp.	8,534
1,600	The Dow Chemical Co.	70,752

		361,379

Commercial Banks (3.7%):
900	BB&T Corp.	36,612
300	Comerica, Inc.	17,841
300	Commerce Bancorp, Inc.	11,097
200	Compass Bancshares, Inc.	13,796
1,000	Fifth Third Bancorpˆ	39,770
200	First Horizon National Corp.ˆ	7,800
800	Hudson City Bancorp, Inc.	9,776
600	Huntington Bancshares, Inc.	13,644
700	KeyCorp	24,031
100	M&T Bank Corp.	10,690

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
400	Marshall & Ilsley Corp.	$19,052
1,000	National City Corp.	33,320
600	PNC Bank Corp.	42,948
1,200	Regions Financial Corp.	39,720
600	SunTrust Banks, Inc.	51,444
600	Synovus Financial Corp.	18,420
3,000	U.S. Bancorp	98,850
3,300	Wachovia Corp.	169,125
5,800	Wells Fargo Co.	203,986
200	Zions Bancorp	15,382

		877,304

Commercial Services (0.4%):
200	Avery Dennison Corp.	13,296
200	Cintas Corp.	7,886
300	Equifax, Inc.	13,326
200	Monster Worldwide, Inc.*	8,220
400	Pitney Bowes, Inc.	18,728
400	R.R. Donnelley & Sons Co.	17,404
300	Robert Half International, Inc.	10,950

		89,810

Communications Equipment (2.6%):
800	Avaya, Inc.*	13,472
100	Ciena Corp.*ˆ	3,613
10,500	Cisco Systems, Inc.*	292,425
2,700	Corning, Inc.*	68,985
400	JDS Uniphase Corp.*ˆ	5,372
1,000	Juniper Networks, Inc.*	25,170
4,000	Motorola, Inc.	70,800
2,900	QUALCOMM, Inc.	125,831
700	Tellabs, Inc.*	7,532

		613,200

Computers & Peripherals (3.9%):
1,500	Apple Computer, Inc.*	183,060
3,900	Dell Computer Corp.*	111,345
3,600	EMC Corp.*	65,160
4,500	Hewlett Packard Co.	200,790
2,400	International Business Machines Corp.	252,600
200	Lexmark International, Inc.*	9,862
300	NCR Corp.*	15,762
600	Network Appliance, Inc.*	17,520
600	Novell, Inc.*	4,674
300	QLogic Corp.*	4,995
400	SanDisk Corp.*	19,576
6,200	Sun Microsystems, Inc.*	32,612

		917,956

Construction & Engineering (0.1%):
200	Fluor Corp.	22,274

Common Stocks, continued
Construction Materials (0.1%):
150	Vulcan Materials Co.	17,181

Consumer Finance (0.9%):
2,100	American Express Co.	128,478
700	Capital One Financial Corp.	54,908
700	SLM Corp.	40,306

		223,692

Containers & Packaging (0.3%):
200	Ball Corp.	10,634
200	Bemis Co., Inc.	6,636
200	Pactiv Corp.*	6,378
200	Precision Castparts Corp.	24,272
300	Sealed Air Corp.	9,306
200	Temple Inland, Inc.	12,306

		69,532

Distributors (0.1%):
300	Genuine Parts Co.	14,880

Diversified Financial Services (5.2%):
200	Apollo Group, Inc.*	11,686
7,700	Bank of America Corp.	376,453
100	Chicago Mercantile Exchange Holdings, Inc.	53,436
300	CIT Group, Inc.	16,449
8,600	Citigroup, Inc.	441,094
600	H&R Block, Inc.	14,022
5,900	J.P. Morgan Chase & Co.	285,855
400	Moody’s Corp.	24,880

		1,223,875

Diversified Telecommunication Services (3.1%):
10,700	AT&T Inc.	444,050
200	CenturyTel, Inc.	9,810
600	Citizens Communications Co.ˆ	9,162
300	Embarq Corp.	19,011
2,700	Qwest Communications International, Inc.*	26,190
5,000	Verizon Communications, Inc.	205,850
800	Windstream Corp.ˆ	11,808

		725,881

Electric Utilities (1.8%):
300	Allegheny Energy, Inc.*	15,522
700	American Electric Power Co., Inc.	31,528
2,200	Duke Energy Corp.	40,260
700	Dynegy, Inc.*	6,608
600	Edison International	33,672
300	Entergy Corp.	32,205
1,200	Exelon Corp.	87,120
500	FirstEnergy Corp.	32,365
700	FPL Group, Inc.	39,718
200	Pinnacle West Capital Corp.	7,970
700	PPL Corp.	32,753

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities, continued
400	Progress Energy, Inc.	$18,236
1,300	Southern Co.ˆ	44,577

		422,534

Electrical Equipment (0.4%):
300	Cooper Industries Ltd., Class A	17,127
1,400	Emerson Electric Co.	65,520
300	Rockwell International Corp.	20,832

		103,479

Electronic Equipment & Instruments (0.2%):
700	Agilent Technologies, Inc.*	26,908
300	Jabil Circuit, Inc.	6,621
200	Molex, Inc.ˆ	6,002
100	Tektronix, Inc.ˆ	3,374

		42,905

Electronics (0.1%):
400	CMS Energy Corp.	6,880
1,500	Solectron Corp.*	5,520

		12,400

Energy Equipment & Services (2.0%):
600	Baker Hughes, Inc.	50,478
500	BJ Services Co.	14,220
300	ENSCO International, Inc.	18,303
1,600	Halliburton Co.	55,200
500	Nabors Industries Ltd.*ˆ	16,690
300	National-Oilwell Varco, Inc.*	31,272
200	Noble Corp.	19,504
2,000	Schlumberger Ltd.	169,880
300	Smith International, Inc.	17,592
500	Transocean Sedco Forex, Inc.*	52,990
600	Weatherford International Ltd.*	33,144

		479,273

Food & Staples Retailing (2.0%):
800	Costco Wholesale Corp.	46,816
2,700	CVS Corp.	98,415
1,200	Kroger Co.	33,756
800	Safeway, Inc.	27,224
400	Supervalu, Inc.	18,528
1,100	SYSCO Corp.	36,289
4,200	Wal-Mart Stores, Inc.	202,062
200	Whole Foods Market, Inc.ˆ	7,660

		470,750

Food Products (1.5%):
1,100	Archer-Daniels Midland Co.	36,399
400	Campbell Soup Co.	15,524
900	ConAgra, Inc.	24,174
200	Dean Foods Co.	6,374
600	General Mills, Inc.	35,052
600	H.J. Heinz Co.	28,482
300	Hershey Foods Corp.	15,186
Common Stocks, continued
Food Products, continued
400	Kellogg Co.	20,716
2,800	Kraft Foods, Inc.	98,700
200	McCormick & Co.	7,636
1,300	Sara Lee Corp.	22,620
400	Tyson Foods, Inc., Class A	9,216
400	W.M. Wrigley Jr. Co.	22,124

		342,203

Gas Utilities (0.1%):
100	NICOR, Inc.ˆ	4,292
300	Questar Corp.	15,855

		20,147

Health Care Equipment & Supplies (1.6%):
200	Bard (C.R.), Inc.	16,526
100	Bausch & Lomb, Inc.ˆ	6,944
1,100	Baxter International, Inc.	61,974
400	Becton Dickinson & Co.	29,800
400	Biomet, Inc.	18,288
2,100	Boston Scientific Corp.*	32,214
300	Hospira, Inc.*	11,712
2,000	Medtronic, Inc.	103,720
600	St. Jude Medical, Inc.*	24,894
500	Stryker Corp.	31,545
200	Varian Medical Systems, Inc.*	8,502
400	Zimmer Holdings, Inc.*	33,956

		380,075

Health Care Providers & Services (2.2%):
900	Aetna, Inc.	44,460
300	Amerisource Bergen Corp.	14,841
700	Cardinal Health, Inc.	49,448
500	CIGNA Corp.	26,110
300	Coventry Health Care, Inc.*	17,295
500	Express Scripts, Inc.*	25,005
300	Humana, Inc.*	18,273
300	IMS Health, Inc.	9,639
200	Laboratory Corp. of America Holdings*	15,652
100	Manor Care, Inc.	6,529
500	McKesson HBOC, Inc.	29,820
450	Medco Health Solutions, Inc.*	35,096
200	Patterson Companies, Inc.*ˆ	7,454
300	Quest Diagnostics, Inc.ˆ	15,495
800	Tenet Healthcare Corp.*ˆ	5,208
2,300	UnitedHealth Group, Inc.	117,622
1,100	Wellpoint, Inc.*	87,813

		525,760

Hotels, Restaurants & Leisure (1.5%):
800	Carnival Corp.ˆ	39,016
200	Darden Restaurants, Inc.	8,798
300	Harrah’s Entertainment, Inc.	25,578
700	Hilton Hotels Corp.	23,429

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
600	International Game Technology	$23,820
600	Marriott International, Inc. Class A	25,944
2,100	McDonald’s Corp.	106,596
1,300	Starbucks Corp.*	34,112
400	Starwood Hotels & Resorts Worldwide, Inc.	26,828
200	Wendy’s International, Inc.	7,350
300	Wyndham Worldwide Corp., 0.00%	10,878
1,000	YUM! Brands, Inc.	32,720

		365,069

Household Durables (0.5%):
100	Black & Decker Corp.	8,831
200	Centex Corp.	8,020
500	D. R. Horton, Inc.	9,965
300	Fortune Brands, Inc.	24,711
100	Harman International Industries, Inc.	11,680
100	KB Home	3,937
300	Leggett & Platt, Inc.	6,615
200	Lennar Corp.	7,312
500	Newell Rubbermaid, Inc.	14,715
400	Pulte Corp.	8,980
100	Snap-On, Inc.	5,051
100	Stanley Works (The)	6,070
100	Whirlpool Corp.ˆ	11,120

		127,007

Household Products (2.0%):
300	Clorox Co. (The)	18,630
900	Colgate-Palmolive Co.	58,365
800	Kimberly-Clark Corp.	53,512
5,400	Procter & Gamble Co.	330,426

		460,933

Independent Power Producers & Energy Traders (0.5%):
1,200	AES Corp. (The)*	26,256
300	Constellation Energy Group, Inc.	26,151
800	TXU Corp.	53,840

		106,247

Industrial Conglomerates (3.9%):
1,200	3M Co.	104,148
17,800	General Electric Co.	681,384
200	Textron, Inc.	22,022
3,400	Tyco International Ltd.	114,886

		922,440

Insurance (4.7%):
600	ACE Ltd.	37,512
800	AFLAC, Inc.	41,120
Common Stocks, continued
Insurance, continued
1,100	Allstate Corp. (The)	67,661
200	AMBAC Financial Group, Inc.	17,438
4,500	American International Group, Inc.	315,135
500	AON Corp.	21,305
200	Assurant, Inc.ˆ	11,784
700	Chubb Corp. (The)	37,898
300	Cincinnati Financial Corp.	13,020
700	Genworth Financial, Inc., Class A	24,080
500	Hartford Financial Services Group, Inc.	49,255
500	Lincoln National Corp.	35,475
800	Loews Corp.	40,784
1,000	Marsh & McLennan Cos., Inc.	30,880
200	MBIA, Inc.ˆ	12,444
1,300	MetLife, Inc.	83,824
500	Principal Financial Group, Inc.	29,145
1,300	Progressive Corp. (The)	31,109
800	Prudential Financial, Inc.	77,784
200	SAFECO Corp.	12,452
1,100	The Travelers Cos., Inc.	58,850
200	Torchmark Corp.	13,400
600	UnumProvident Corp.	15,666
300	XL Capital Ltd., Class A	25,287

		1,103,308

Internet & Catalog Retail (0.2%):
500	Amazon.com, Inc.*	34,205
400	InterActive Corp.*	13,844

		48,049

Internet Software & Services (1.3%):
2,000	eBay, Inc.*	64,360
340	Google, Inc.*	177,949
400	VeriSign, Inc.*	12,692
2,100	Yahoo!, Inc.*	56,973

		311,974

IT Consulting & Services (1.1%):
200	Affiliated Computer Services, Inc., Class A*	11,344
1,000	Automatic Data Processing, Inc.	48,470
200	Cognizant Technology Solutions Corp.*	15,018
300	Computer Sciences Corp.*	17,745
200	Convergys Corp.*	4,848
900	Electronic Data Systems Corp.	24,957
300	Fidelity National Information Services, Inc.	16,284
1,300	First Data Corp.	42,471
300	Fiserv, Inc.*	17,040
600	Paychex, Inc.	23,472

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
IT Consulting & Services, continued
600	Unisys Corp.*	$5,484
1,300	Western Union Co.	27,079

		254,212

Leisure Equipment & Products (0.2%):
200	Brunswick Corp.	6,526
500	Eastman Kodak Co.ˆ	13,915
300	Hasbro, Inc.	9,423
700	Mattel, Inc.	17,703

		47,567

Life Sciences, Tools & Services (0.1%):
300	Applera Corp.-Applied Biosystems Group	9,162
100	Millipore Corp.*ˆ	7,509
200	PerkinElmer, Inc.	5,212
200	Waters Corp.*	11,872

		33,755

Machinery (1.5%):
1,100	Caterpillar, Inc.	86,130
400	Danaher Corp.	30,200
400	Deere & Co.	48,296
400	Dover Corp.	20,460
300	Eaton Corp.	27,900
700	Illinois Tool Works, Inc.	37,933
500	Ingersoll Rand Co.	27,410
300	ITT Industries, Inc.	20,484
400	PACCAR, Inc.	34,816
200	Pall Corp.	9,198
200	Parker Hannifin Corp.	19,582

		362,409

Manufacturing (0.3%):
200	Hercules, Inc.*	3,930
400	MEMC Electronic Materials, Inc.*	24,448
200	Terex Corp.*	16,260
700	Thermo Electron Corp.*	36,204

		80,842

Media (3.3%):
1,300	CBS Corp., Class B	43,316
900	Clear Channel Communications, Inc.	34,038
5,400	Comcast Corp., Class A*	151,848
1,300	DIRECTV Group, Inc.*	30,043
100	Dow Jones & Company, Inc.ˆ	5,745
100	E.W. Scripps Co., Class A	4,569
400	Gannett Co., Inc.	21,980
800	Interpublic Group of Cos., Inc. (The)*ˆ	9,120
600	McGraw-Hill Cos., Inc. (The)	40,848
100	Meredith Corp.	6,160
Common Stocks, continued
Media, continued
200	New York Times Co., Class Aˆ	5,080
200	News Corp., Class A	4,242
3,800	News Corp., Inc.	87,172
600	Omnicom Group, Inc.	31,752
6,500	Time Warner, Inc.	136,760
185	Tribune Co.	5,439
1,200	Viacom Inc., Class B*	49,956
3,400	Walt Disney Co. (The)	116,076

		784,144

Metals & Mining (1.0%):
1,500	Alcoa, Inc.	60,795
200	Allegheny Teledyne, Inc.	20,976
300	Consol Energy, Inc.	13,833
600	Freeport-McMoRan Copper & Gold, Inc.	49,692
800	Newmont Mining Corp.	31,248
500	Nucor Corp.	29,325
200	United States Steel Corp.	21,750

		227,619

Multi-Utilities (1.1%):
400	Ameren Corp.ˆ	19,604
600	Centerpoint Energy, Inc.ˆ	10,440
500	Consolidated Edison, Inc.ˆ	22,560
600	Dominion Resources, Inc.	51,786
300	DTE Energy Co.ˆ	14,466
100	Integrys Energy Group, Inc.ˆ	5,073
300	KeySpan Corp.	12,594
500	NiSource, Inc.	10,355
600	PG&E Corp.	27,180
400	Public Service Enterprise Group, Inc.	35,112
500	Sempra Energy	29,615
400	TECO Energy, Inc.ˆ	6,872
700	Xcel Energy, Inc.ˆ	14,329

		259,986

Multiline Retail (1.5%):
100	AutoZone, Inc.*	13,662
200	Big Lots, Inc.*	5,884
100	Dillards, Inc., Class A	3,593
500	Dollar General Corp.	10,960
300	Family Dollar Stores, Inc.	10,296
400	J.C. Penney Co., Inc.	28,952
600	Kohl’s Corp.*	42,618
800	Macy’s, Inc.	31,824
400	Nordstrom, Inc.	20,448
150	Sears Holding Corp.*	25,425
1,500	Target Corp.	95,400
1,700	Walgreen Co.	74,018

		363,080

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Office Electronics (0.1%):
1,600	Xerox Corp.*	$29,568

Oil, Gas & Consumable Fuels (8.5%):
800	Anadarko Petroleum Corp.	41,592
600	Apache Corp.	48,954
700	Chesapeake Energy Corp.ˆ	24,220
3,700	ChevronTexaco Corp.	311,688
2,800	ConocoPhillips	219,800
800	Devon Energy Corp.	62,632
1,200	El Paso Corp.	20,676
400	EOG Resources, Inc.	29,224
9,700	Exxon Mobil Corp.	813,635
500	Hess Corp.	29,480
1,200	Marathon Oil Corp.	71,952
300	Murphy Oil Corp.	17,832
1,400	Occidental Petroleums Corp.	81,032
500	Peabody Energy Corp.	24,190
200	Rowan Companies, Inc.ˆ	8,196
1,100	Spectra Energy Corp.	28,556
200	Sunoco, Inc.	15,936
900	Valero Energy Corp.	66,474
1,000	Williams Cos., Inc. (The)	31,620
700	XTO Energy, Inc.ˆ	42,070

		1,989,759

Paper & Forest Products (0.3%):
800	International Paper Co.	31,240
300	MeadWestvaco Corp.	10,596
400	Weyerhaeuser Co.	31,572

		73,408

Personal Products (0.2%):
800	Avon Products, Inc.	29,400
200	Estee Lauder Co., Inc. (The)—Class Aˆ	9,102

		38,502

Pharmaceuticals (6.2%):
2,700	Abbott Laboratories	144,585
500	Allergan, Inc.	28,820
200	Barr Laboratories, Inc.*	10,046
3,400	Bristol-Myers Squibb Co.	107,304
1,700	Eli Lilly & Co.	94,996
600	Forest Laboratories, Inc.*	27,390
5,000	Johnson & Johnson Co.	308,100
400	King Pharmaceuticals, Inc.*	8,184
3,700	Merck & Co., Inc.	184,260
400	Mylan Laboratories, Inc.ˆ	7,276
12,100	Pfizer, Inc.	309,397
2,600	Schering Plough Corp.	79,144
200	Watson Pharmaceuticals, Inc.*	6,506
2,300	Wyeth	131,882

		1,447,890

Common Stocks, continued
Real Estate Investment Trusts (1.1%):
200	Apartment Investment & Management Co.	10,084
400	Archstone-Smith Trust	23,644
100	Avalonbay Communities, Inc.	11,888
200	Boston Properties, Inc.ˆ	20,426
200	Developers Diversified Realty Corp.ˆ	10,542
500	Equity Residential Property Trust	22,815
400	General Growth Properties, Inc.	21,180
900	Host Hotels & Resorts, Inc.	20,808
400	Kimco Realty Corp.	15,228
300	Plum Creek Timber Co., Inc.	12,498
400	ProLogis Trust	22,760
200	Public Storage, Inc.	15,364
400	Simon Property Group, Inc.	37,216
200	Vornado Realty Trust	21,968

		266,421

Real Estate Management & Development (0.0%):
300	CB Richard Ellis Group, Inc*	10,950

Road & Rail (0.8%):
600	Burlington Northern Santa Fe Corp.	51,084
800	CSX Corp.	36,064
700	Norfolk Southern Corp.	36,799
100	Ryder System, Inc.	5,380
500	Union Pacific Corp.	57,575

		186,902

Semiconductors & Semiconductor Equipment (2.5%):
1,000	Advanced Micro Devices, Inc.*ˆ	14,300
600	Altera Corp.	13,278
600	Analog Devices, Inc.	22,584
2,400	Applied Materials, Inc.	47,688
800	Broadcom Corp., Class A*	23,400
10,000	Intel Corp.	237,600
300	KLA-Tencor Corp.	16,485
400	Linear Technology Corp.ˆ	14,472
1,200	LSI Logic Corp.*	9,012
600	Maxim Integrated Products, Inc.	20,046
1,200	Micron Technology, Inc.*	15,036
500	National Semiconductor Corp.	14,135
200	Novellus Systems, Inc.*ˆ	5,674
600	NVIDIA Corp.*	24,786
300	Teradyne, Inc.*	5,274
2,500	Texas Instruments, Inc.	94,075
500	Xilinx, Inc.	13,385

		591,230

Software (3.2%):
1,000	Adobe Systems, Inc.*	40,150
400	Autodesk, Inc.*	18,832

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
400	BMC Software, Inc.*	$12,120
700	CA, Inc.	18,081
300	Citrix Systems, Inc.*	10,101
500	Compuware Corp.*	5,930
500	Electronic Arts, Inc.*	23,660
600	Intuit, Inc.*	18,048
14,600	Microsoft Corp.	430,262
6,800	Oracle Corp.*	134,028
1,600	Symantec Corp.*	32,320

		743,532

Specialty Retail (1.8%):
200	Abercrombie & Fitch Co.	14,596
300	AutoNation, Inc.*ˆ	6,732
500	Bed Bath & Beyond, Inc.*	17,995
700	Best Buy Co., Inc.	32,669
200	Circuit City Stores, Inc.ˆ	3,016
900	Gap, Inc. (The)	17,190
3,400	Home Depot, Inc.	133,790
600	Limited, Inc. (The)	16,470
2,600	Lowe’s Cos., Inc.	79,794
500	Office Depot, Inc.*	15,150
100	OfficeMax, Inc.ˆ	3,930
100	Polo Ralph Lauren Corp.	9,811
200	RadioShack Corp.ˆ	6,628
200	Sherwin Williams Co.	13,294
1,200	Staples, Inc.	28,476
200	Tiffany & Co.	10,612
800	TJX Cos., Inc.	22,000

		432,153

Textiles, Apparel & Luxury Goods (0.4%):
600	Coach, Inc.*	28,434
200	Jones Apparel Group, Inc.	5,650
200	Liz Claiborne, Inc.	7,460
700	Nike, Inc., Class B	40,803
200	V.F. Corp.	18,316

		100,663

Thrifts & Mortgage Finance (1.3%):
1,000	Countrywide Credit Industries, Inc.	36,350
1,700	Fannie Mae	111,061
1,100	Freddie Mac	66,770
100	MGIC Investment Corp.ˆ	5,686

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
600	Sovereign Bancorp, Inc.ˆ	12,684
1,500	Washington Mutual, Inc.ˆ	63,960

		296,511

Tobacco (1.2%):
3,600	Altria Group, Inc.	252,504
300	Reynolds American, Inc.	19,560
300	UST, Inc.	16,113

		288,177

Trading Companies & Distributors (0.0%):
100	W.W. Grainger, Inc.	9,305

Waste Management (0.2%):
400	Allied Waste Industries, Inc.*ˆ	5,384
900	Waste Management, Inc.	35,145

		40,529

Wireless Telecommunication Services (0.6%):
600	ALLTEL Corp.	40,530
5,000	Sprint Corp.	103,550

		144,080

Total Common Stocks (Cost $22,866,941)		23,123,356

Deposit Account (7.6%):
1,791,736	NTRS London Deposit Account	1,791,736

Total Deposit Account (Cost $1,791,736)		1,791,736

Collateral for Securities on Loan (2.6%):
615,576	Northern Trust Liquid Institutional Asset Portfolio	615,576

Total Collateral for Securities on Loan (Cost $615,576)		615,576

U.S. Treasury Obligations (0.1%):
U.S. Treasury Bills (0.1%):
$15,000 4.64%, 9/27/07(a)		14,830

Total U.S. Treasury Obligations (Cost $14,803)		14,830

Total Investment Securities (Cost $25,289,056)(b)—108.5%		25,545,498
Net Other Assets (Liabilities)—(8.5)%		(1,986,831)

Net Assets—100.0%		$23,558,667

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $25,290,831. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$712,041
Unrealized depreciation	(457,374)

Net unrealized appreciation	$254,667

Country	Percentage
United States	97.8%
Bermuda	0.8%
Netherlands	0.7%
Cayman Islands	0.5%
Panama	0.2%

100.0%

Futures Contracts

Securities with an aggregate fair value of $14,830 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2007:

				Unrealized
		Expiration	# of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 500 E-Mini September Futures	Long	9/21/07	5	$(1,675)

See accompanying notes to financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
S&P 500
Index Fund

Assets
Investment securities, at cost	$25,289,056

Investment securities, at value*	$25,545,498
Interest and dividends receivable	24,587
Receivable for capital shares issued	43,066
Receivable for investments sold	14,165

Total Assets	25,627,316

Liabilities
Payable for investments purchased	1,444,172
Payable for capital shares redeemed	5
Net payable for variation margin on futures contracts	463
Payable for return of collateral received	615,576
Manager fees payable	1,545
Administration fees payable	781
Distribution fees payable	4,543
Administrative and compliance services fees payable	197
Other accrued liabilities	1,367

Total Liabilities	2,068,649

Net Assets	$23,558,667

Net Assets Consist of:
Capital	$23,239,320
Accumulated net investment income/(loss)	64,210
Accumulated net realized gains/(losses) on investment transactions	370
Net unrealized appreciation/(depreciation) on investments	254,767

Net Assets	$23,558,667

Class 1
Net Assets	119,879
Shares	11,797
Class 1—Net Asset Value (offering and redemption price per share)	$10.16
Class 2
Net Assets	23,438,779
Shares	2,307,089
Class 1—Net Asset Value (offering and redemption price per share)	$10.16

*	Includes securities on loan of $695,409.

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Period Ended June 30, 2007(a)
(Unaudited)

AZL
S&P 500
Index Fund

Investment Income:
Interest	$8,163
Dividends	73,633
Income from securities lending	22

Total Investment Income	81,818

Expenses:
Manager fees	6,122
Administration fees	2,185
Distribution fees—Class 2	8,965
Audit fees	127
Administrative and compliance services fees	197
Custodian fees	514
Legal fees	103
Shareholder reports	178
Trustees’ fees	77
Other expenses	700

Total expenses before reductions	19,168
Less expenses waived/reimbursed by the Manager	(1,560)

Total Expenses	17,608

Net Investment Income/(Loss)	64,210

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	370
Change in unrealized appreciation/(depreciation) on investments	254,767

Net Realized and Unrealized Gains/(Losses) on Investments	255,137

Change in Net Assets Resulting from Operations	$319,347

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL
S&P 500
Index Fund
May 1, 2007 to
June 30,
2007(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$64,210
Net realized gains/(losses) on investment transactions	370
Change in unrealized appreciation/(depreciation) on investments	254,767

Change in net assets resulting from operations	319,347

Capital Transactions:
Proceeds from shares issued—Class 1	120,033
Proceeds from shares issued—Class 2	23,119,760
Dividends reinvested—Class 1	—
Dividends reinvested—Class 2	—
Value of shares redeemed—Class 1	(378)
Value of shares redeemed—Class 2	(95)

Change in net assets resulting from capital transactions	23,239,320

Change in net assets	23,558,667

Net Assets:
Beginning of period	—

End of period	$23,558,667

Accumulated net investment income/(loss)	$64,210

Share Transactions:
Issued—Class 1	11,834
Issued—Class 2	2,307,098
Reinvested—Class 1	—
Reinvested—Class 2	—
Redeemed—Class 1	(37)
Redeemed—Class 2	(9)

Change in shares	2,318,886

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

	Class 1	Class 2
	May 14, 2007 to	May 1, 2007 to
	June 30,	June 30,
	2007(a)	2007(a)
	(Unaudited)	(Unaudited)

Net Asset Value, Beginning of Period	$10.14	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.00	(0.13)

Total from Investment Activities	0.02	0.16

Net Asset Value, End of Period	$10.16	$10.16

Total Return*(b)	0.20%	1.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$120	$23,439
Net Investment Income/(Loss)(c)	1.62%	1.78%
Expenses Before Reductions**(c)	0.29%	0.53%
Expenses Net of Reductions(c)	0.24%	0.49%
Portfolio Turnover Rate***(b)	0.86%	0.86%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

***	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL S&P 500 Index Fund (the “Fund”), commenced operations on May 1, 2007. The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. Each Class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL S&P 500 Index Fund	$715,219	$695,409

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note and U.S. Treasury Index Bonds at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.24%
AZL S&P 500 Index Fund Class 2	0.17%	0.49%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $2,402 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$23,060,437	$193,895

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) consists of 40 separate investment portfolios as of June 30, 2007 (collectively, the “Funds”), each of which is a series of the Trust. The Trust’s investment manager, Allianz Life Advisers, LLC (the “Manager”), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust’s Board of Trustees (the “Board” or the “Trustees”) receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. The AZL S&P 500 Index Fund is offered only as an investment option for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board’s regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a “watch” list that it maintains, or remove a subadviser from the list. The Manager uses an approach in its evaluation of subadvisers that is based in part on objective criteria and in part on subjective judgment. In assessing the ability of the Manager and the subadviser (together, the “Advisory Organizations”) to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

As required by the Investment Company Act of 1940 (the “1940 Act”), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust’s investment management agreement with the Manager (the “Advisory Agreement”) and (2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board’s decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund’s investment objectives; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services, including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services, LLC, an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from the Trust for acting as securities lending agent for seven of the Funds, not including the AZL S&P 500 Index Fund.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

independent Board members (the “Independent Trustees”) are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization’s investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund’s expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

The Dreyfus Corporation (“Dreyfus”) serves as the Subadviser for the Fund. Dreyfus is also the subadviser for the AZL Small Cap Stock Index Fund, and is an affiliate of Founders Asset Management, LLC, which is the subadviser for the AZL Dreyfus Founders Equity Growth Fund, which Funds are also series of the Trust.

At a telephonic meeting held February 16, 2007 and at an “in person” meeting held on February 24, 2007, the Board considered the recommendation of the Manager (1) to establish the Fund as new series or investment portfolio of the Trust and (2) to approve Dreyfus as the subadviser of such Fund. At the February, 2007 meetings, the Trustees reviewed materials furnished by the Manager pertaining to Dreyfus. At the February 24, 2007 meeting, the Trustees unanimously approved the subadvisory agreement with Dreyfus (the “Subadvisory Agreement”) and the Advisory Agreement (collectively, the “Agreements”).

The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadviser on matters relating to the Funds. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, or Dreyfus. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. The independent (“disinterested”) Trustees also had the opportunity to discuss the proposed Agreements with such counsel in an executive session at which no representatives of the Manager were present. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the Fund. The Board’s decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Manager and Dreyfus.  The Board noted that the Manager, subject to the control of the Board, will administer the Fund’s business and other affairs, and will be responsible for monitoring Dreyfus’s day-to-day management of the Fund’s investments.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Board noted that the Manager will also provide the Fund with such administrative, compliance, and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and other personnel as will be necessary for the operation of the Fund. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates, except for the Trust’s Chief Compliance Officer.

The Board considered the scope and quality of services provided by the Manager and the Trust’s various subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust’s subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of the Manager’s administrative and other services in the fourth quarter of 2006, including its role in coordinating the activities of the Funds’ other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the Fund under the Advisory Agreement.

In deciding to approve Dreyfus as the Fund’s subadviser, the Board considered particularly the experience and track record of its investment management personnel. The Board also noted its investment infrastructure as well as the risk profiles of its investment processes. Specifically, the Board determined that, based upon the Manager’s report, selecting Dreyfus as subadviser would likely benefit the Fund and its shareholders.

In reviewing the other various matters listed above, the Board concluded that Dreyfus was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that Dreyfus could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the Fund; that the services contemplated by the Subadvisory Agreement are substantially similar to those provided under the subadvisory agreements with the Trust’s other subadvisers; that the Subadvisory Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that Dreyfus was staffed with a number of qualified personnel; and that the investment performance of Dreyfus was at least satisfactory.

(2) The investment performance of Dreyfus.  In connection with the February 2007 meetings, the Trustees received extensive information on the performance results of a fund which is comparable to the Fund and which is also managed by Dreyfus. Such performance information included information on absolute total return, performance versus the appropriate benchmark, and performance versus its peer group. Such performance information covered the quarter, and one-, two-, three-, four-, five-, and ten-year periods ended December 31, 2006. The performance information supplied for the comparable fund managed by Dreyfus was gross of fees. It was noted that Dreyfus has consistently matched the performance of the appropriate benchmark, before the payment of fees.

(3) The costs of services to be provided and profits to be realized by the Manager, Dreyfus, and their respective affiliates from their relationships with the Funds.  The Manager presented to the Board the proposed advisory fees for the Fund. The Manager proposed to cap the expenses of the Fund. Based on the information provided, the advisory fees payable by the Fund are somewhat below the average level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the Fund were not unreasonable.

The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points (for the Fund’s Class 2 shares), and other expenses. The “total expense ratio” for the Fund’s Class 2 shares is expected to be below the average for generally comparable funds.

The Manager has committed to providing the Fund with a high quality of service and to working to reduce expenses over time, particularly as the Fund grows larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2006, the Board concluded that the proposed expense ratio and profitability to the Manager for the Fund were not unreasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with Dreyfus and noted that it was the result of arm’s length negotiations between the Manager and Dreyfus. Based upon its review, the Board concluded that the fees proposed to be paid to Dreyfus were reasonable.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.  The Board noted that the fee schedule for the Fund in the Advisory Agreement does not contain any

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

“breakpoints” and that accordingly, the Fund and its shareholders will not benefit directly from the possibility that the Manager may realize certain economies of scale as the Fund grows larger. The Board noted that the fee schedule in the Subadvisory Agreement with Dreyfus contains “breakpoints” and that accordingly, the Manager would benefit in the event that the assets of the Fund exceed $150 million, at which time the Manager would retain a greater portion of the fees it receives under the Advisory Agreement for managing the Fund.

The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Advisory Agreement was acceptable.

The Board will receive quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2007, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Schroder International
Small Cap Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Schroder International Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/07	6/30/07	5/1/07 - 6/30/07	5/1/07 - 6/30/07
AZL Schroder International Small Cap Fund	$1,000.00	$997.00	$2.50	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Schroder International Small Cap Fund	$1,000.00	$1,017.36	$7.50	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Schroder International Small Cap Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Consumer Discretionary	18.4%
Energy	2.6
Financials	19.8
Health Care	3.6
Industrial	0.9
Information Technology	42.2
Materials	5.7
Telecommunication	0.4
Utilities	4.1
Short-Term Investments	14.0

111.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.7%):
Consumer Discretionary (18.4%):
11,100	Alpen Co., Ltd.	$189,149
9,700	Alpha Corp.	190,573
4,800	Arcs Co., Ltd.	75,963
697,000	Beijing Jingkelong Co., Ltd.	691,890
14,146	Carrere Group*	375,368
1,012,000	China Foods Holdings, Ltd.	687,442
10,000	Chiyoda Co., Ltd.	212,676
27,754	Cranswick plc	472,194
25,443	Emap plc	416,659
12,700	Exedy Corp.	346,323
1,644,000	Giordano International, Ltd.	811,728
4,110	Greggs plc	401,748
22,600	Hard Off Corp. Co., Ltd.	120,578
8,200	HI-LEX Corp.	122,173
8,000	His Co., Ltd.	220,134
25,000	Holidaybreak plc	435,829
9,400	Homair SA*	68,694
2,000	HONEYS. Co., Ltd.	80,501
6,913	Hyundai Dept. Store	812,967
35,449	Inchcape plc	353,106
9,647	Kaufman & Broad SA	747,298
17,000	Koito Manufacturing Co., Ltd.ˆ	206,016
33,808	Koninklijke Ten Cate NV	1,294,405
918	Kuoni Reisen Holding	551,097
9,400	Macintosh Retail Group NV	419,046
81,427	Mobilezone Holding AG	516,154
13,700	Musashi Seimitsu Industry Co., Ltd.	354,997
9,800	Nafco Co., Ltd.	284,028
10,154	Nexity	850,275
17,300	Nidec Copal Corp.	184,312
14,900	Nishimatsuya Chain Co., Ltd.	253,393
465	Publigroupe SA	160,518
7,400	Right ON Co., Ltd.ˆ	120,159
5,200	SANEI- INT’L Co., Ltd.	164,893
57,000	Swedish Match AB	1,098,536
10,000	Tsuruha Holdings Co.	381,662
9,400	Tsutsumi Jewelry Co., Ltd.	229,654
25,151	United Business Media plc	396,515
32,784	William Hill plc	401,605

		15,700,258

Energy (2.6%):
128	FLUXYS-D	447,382
9,385	FuGro NV	596,243
5,267	Groupe Bourbon SA	328,675
26,017	Hunting plc	379,985
30,308	Venture Production plc*	446,597

		2,198,882

Financials (19.8%):
29,891	Altamir Amboiseˆ	469,524
365,000	Ascendas Real Estate Investment Trust	700,584
Common Stocks, continued
Financials, continued
58,660	Azimut Holding SpA	998,300
27,127	Babis Vovos International Construction SA	874,996
7,600	Bank of Okinawa Ltd.	275,930
198	Bank Sarasin & CIE- REG B	842,649
4,785	Bel Sofinaˆ	572,054
232,804	Beni Stabili SpA	338,783
825,000	Cambridge Industrial Trust	508,092
20,438	CASH.LIFE AG*	668,124
971	Cegereal	48,468
5,846	Compagnie Nationale A Portefeuille	421,224
41,800	D Carnegie AB	729,798
286,800	Dah Sing Banking Group, Ltd.	633,929
18,861	Domestic & General Group plc	513,177
326,300	Eon Capital Bhd.	638,555
136,665	Evolution Group plc	369,023
32,100	Grainger Trust plc	361,913
40,336	Greek Postal Savings Bank	943,343
19,087	Grenkeleasing AG	893,873
2,476	Helvetia Patria Holding	948,358
25,000	Hiroshima Bank, Ltd.	138,613
383,000	Kowloon Development Co., Ltd.	765,216
92,000	Minato Bank, Ltd.	201,444
2,700	Musashino Bank, Ltd. (The)	131,526
47,820	Pusan Bank	689,729
25,500	Quintain Estates & Development plc	411,706
24,459	Store Electronic*	501,187
2,150,000	TA Chong Bank, Ltd.	715,955
8,900	Tokyo Tomin Bank, Ltd.	296,975
4,650	TrygVesta ASˆ	365,003

		16,968,051

Health Care (3.6%):
27,762	Bespak plc	369,668
70,119	Dechra Pharmaceuticals plc	488,726
16,000	Kissei Pharmaceutical Co., Ltd.	281,937
239,000	Parkway Holdings, Ltd.ˆ	625,158
3,552	Schweizerhall Holding AG	593,665
7,700	Sysmex Corp.ˆ	284,452
14,000	Tsumura & Co.ˆ	257,999
2,436	Virbac SA	194,737

		3,096,342

Industrials (0.9%):
122,006	Hays plc	415,729
35,430	Michael Page International plc	371,743

		787,472

Information Technology (42.2%):
33,700	Aica Kogyo Co., Ltd.	386,276
4,370	Alten*	171,651
19,600	Amano Corp.ˆ	276,564

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Information Technology, continued
37,607	Amec plc	$441,361
20,700	Arisawa Manufacturing	179,571
103,347	Assetco plc*	467,702
17,180	Atkins (WS) plc	350,633
8,419	Austriamicrosystems AG*	626,412
44,269	Babcock International Group plc	477,391
6,134	Bilfinger Berger AG	543,047
189,975	C.I.R. S.P.A.—Compagnie Industriali Riuniteˆ	730,420
49,157	Carillion plc	396,371
20,231	Charter plc*	447,516
99,354	Cobham plc	402,535
1,341	Comet Holding AG	325,133
44,136	Computershare, Ltd.ˆ	420,923
23,000	Daihatsu Diesel Manufacturing Co., Ltd.ˆ	296,899
38,869	DCC plc	1,298,108
12,428	Demag Cranes AG	809,789
9,065	Dlh A/S, B Shares	191,806
237	eAccess, Ltd.ˆ	141,773
34,321	Easyjet plc*	358,842
14,000	Enplas Corp.ˆ	229,567
4,728	Eriks Group NV — Cva	407,440
4,012	Eurokai Kgaa	420,880
117	Fullcast Co., Ltd.ˆ	153,362
5,570	Geberit International AG	951,549
596,000	Goodpack, Ltd.	852,194
11,949	Homeserve plc	427,719
5,300	Icom, Inc.	148,847
30,867	Ids Scheer AG	738,357
7,600	Inaba Denki Sangyo Co., Ltd.ˆ	263,451
2,950	Invision Software AG*	135,777
2,724	Kapsch Trafficcom AG*	137,872
1,631	Kcc Corp.	741,518
20,700	Koa Corp.ˆ	277,463
9,300	Kumho Industrial Co., Ltd.	451,655
31,557	Laird Group plc	344,810
65,984	Meggitt plc	406,215
13,300	Misumi Group, Inc,ˆ	224,990
82,968	Misys plc	388,581
90,617	Mitie Group plc	478,316
16,599	MTU Aero Engines Holding AG	1,077,725
27,054	Munters AB	422,033
11,000	Nagase & Co., Ltd.	147,057
130	NET One Systems Co., Ltd.ˆ	143,410
18,600	Nichicon Corp.ˆ	265,565
4,500	Nishio Rent All Co., Ltd.	91,907
12,900	Nitta Corp.	287,964
1,420	Obic Co. Ltd.ˆ	280,322
77,447	Oxford Instruments plc	458,009
14,238	Rheinmetall AG	1,313,599
2,025	Rosenbauer International AG	370,949
14,722	Royalblue Group plc	270,130
Common Stocks, continued
Information Technology, continued
10,700	Ryosan Co., Ltd.	264,187
16,270	S1 Corp.	878,250
27,900	Saab AB	739,116
38,876	Saft Groupe SAˆ	1,635,036
19,000	Sato Corp.	354,646
231,000	Shanghai Industrial Holdings, Ltd.ˆ	886,458
16,052	Sig plc	425,007
16,579	Smartrac NV*	580,722
507,000	Smrt Corp., Ltd.	652,868
16,537	Speedy Hire plc	392,240
7,013	Steico AG*	173,681
18,600	Sumida Corp.ˆ	271,523
13,995	Sword Group	763,707
31,850	Thielert AG*ˆ	963,190
121	Thine Electronics, Inc.	127,684
95,600	Transcom Worldwide B Shares*	780,478
13,000	Trusco Nakayama Corp.ˆ	255,623
9,400	Union Tools Co.ˆ	347,281
184,000	Unisteel Technology, Ltd.	270,729
15,400	United Group Ltdˆ	216,858
19,414	Uponor OYJ	755,132
27,769	Wsp Group plc	416,600
27,330	YIT OYJ	859,575

		36,059,547

Materials (5.7%):
26,000	Chugoku Marine Paints, Ltd.	308,029
40,000	DC Co., Ltd.ˆ	223,587
18,500	Fujikura Kasei Co., Ltd.	189,079
59,000	FURUKAWA-SKY Aluminum Corp.	260,474
81,956	Iluka Resources, Ltd.ˆ	427,186
20,100	Jsp Corp.	268,100
9,400	Lintec Corp.ˆ	199,186
55,643	Marshalls plc	385,802
12,300	Nifco, Inc.	269,080
26,000	Nissan Chemical Industries, Ltd.	305,754
690	Sika AG-BEARER	1,404,724
7,900	T&K Toka Co., Ltd.	130,255
8,400	Tokyo Ohka Kogyo Co., Ltd.ˆ	188,230
36,616	Verbio AG*	315,600

		4,875,086

Telecommunication (0.4%):
1,443,000	Time Dotcom Berhad*	347,443

Utilities (4.1%):
52,907	Acea SpA	1,058,200
9,012	BKW FMB Energie AG	949,114
10,000	Public Power Corp.	282,251
10,454	Red Electrica DE Espana	491,309
8,272	Rubisˆ	741,159

		3,522,033

Total Common Stocks (Cost $83,583,491)		83,555,114

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Collateral for Securities on Loan (9.2%):
7,836,771	Northern Trust Liquid Institutional Asset Portfolio	$7,836,771

Total Collateral for Securities on Loan (Cost $7,836,771)		7,836,771

Deposit Account (4.8%):
4,127,674	NTRS London Deposit Account,	4,127,674

Total Deposit Account (Cost $4,127,674)		4,127,674

Total Investment Securities (Cost $95,547,936)(a)—111.7%		95,519,559
Net Other Assets—(11.7)%		(9,971,776)

Net Assets—100.0%		$85,547,783

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

(a)	Cost for federal income tax purposes is $95,559,541. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,830,785
Unrealized depreciation	(2,870,767)

Net unrealized depreciation	$(39,982)

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United Kingdom	16.8%
Japan	15.2%
Germany	9.4%
Switzerland	8.3%
France	7.9%
Hong Kong	5.1%
United States	4.7%
Sweden	4.3%
Singapore	4.1%
Korea	4.1%
Netherlands	3.8%
Italy	3.6%
Greece	2.4%
Finland	1.8%
Belgium	1.6%
Ireland	1.5%
Austria	1.3%
Australia	1.2%
Malaysia	1.1%
Taiwan	0.8%
Spain	0.6%
Denmark	0.4%

100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Schroder
International
Small Cap Fund

Assets
Investment securities, at cost	$95,547,936

Investment securities, at value*	$95,519,559
Interest and dividends receivable	90,862
Receivable for capital shares issued	110,333
Receivable for investments sold	105,335
Reclaim receivable	8,143

Total Assets	95,834,232

Liabilities
Foreign currency overdraft, at value (cost $78,865)	77,200
Payable for investments purchased	454,583
Payable for capital shares redeemed	1,801,715
Payable for return of collateral received	7,836,771
Manager fees payable	70,423
Administration fees payable	3,011
Distribution fees payable	17,606
Administrative and compliance services fees payable	758
Other accrued liabilities	24,382

Total Liabilities	10,286,449

Net Assets	$85,547,783

Net Assets Consist of:
Capital	$85,751,134
Accumulated net investment income/(loss)	205,967
Accumulated net realized gains/(losses) on investment transactions	(381,162)
Net unrealized appreciation/(depreciation) on investments	(28,156)

Net Assets	$85,547,783

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,577,881
Net Asset Value (offering and redemption price per share)	$9.97

*	Includes securities on loan of $7,575,232.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Period Ended June 30, 2007(a)
(Unaudited)

AZL Schroder
International
Small Cap Fund

Investment Income:
Interest	$54,771
Dividends	365,020
Foreign withholding tax	(28,390)
Income from securities lending	380

Total Investment Income	391,781

Expenses:
Manager fees	124,134
Administration fees	5,294
Distribution fees	31,033
Audit fees	1,388
Administrative and compliance services fees	758
Custodian fees	17,715
Legal fees	1,129
Trustees’ fees	847
Other expenses	3,516

Total Expenses	185,814

Net Investment Income/(Loss)	205,967

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(164,011)
Net realized gains/(loses) on futures transactions	(217,151)
Change in unrealized appreciation/(depreciation) on investments	(28,156)

Net Realized and Unrealized Gains/(Losses) on Investments	(409,318)

Change in Net Assets Resulting from Operations	$(203,351)

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL Schroder
International
Small Cap Fund
May 1, 2007 to
June 30, 2007(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$205,967
Net realized gains/(losses) on investment transactions	(381,162)
Change in unrealized appreciation/(depreciation) on investments	(28,156)

Change in net assets resulting from operations	(203,351)

Capital Transactions:
Proceeds from shares issued	90,379,322
Value of shares redeemed	(4,628,188)

Change in net assets resulting from capital transactions	85,751,134

Change in net assets	85,547,783
Net Assets:
Beginning of period	—

End of period	$85,547,783

Accumulated net investment income/(loss)	$205,967

Share Transactions:
Shares issued	9,042,376
Shares redeemed	(464,495)

Change in shares	8,577,881

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

May 1, 2007 to
June 30,
2007(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(0.05)

Total from Investment Activities	(0.03)

Net Asset Value, End of Period	9.97

Total Return*(b)	(0.30)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$85,548
Net Investment Income/(Loss)(c)	1.66%
Expenses Before Reductions(c)	1.50%
Portfolio Turnover Rate(b)	1.66%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Schroder International Small Cap Fund (the “Fund”), commenced operations on May 1, 2007. The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (”variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Schroder International Small Cap Fund	$7,845,211	$7,575,232

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Schroder Investment Management North America Inc., (“Schroders”), Schroders provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Schroder International Small Cap Fund	1.00%	1.65%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder International Small Cap Fund	$84,842,930	$1,367,881

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) consists of 40 separate investment portfolios as of June 30, 2007 (collectively, the “Funds”), each of which is a series of the Trust. The Trust’s investment manager, Allianz Life Advisers, LLC (the “Manager”), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust’s Board of Trustees (the “Board” or the “Trustees”) receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. The AZL Schroder International Small Cap Fund is offered only as an investment option for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board’s regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a “watch” list that it maintains, or remove a subadviser from the list. The Manager uses an approach in its evaluation of subadvisers that is based in part on objective criteria and in part on subjective judgment. In assessing the ability of the Manager and the subadviser (together, the “Advisory Organizations”) to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

As required by the Investment Company Act of 1940 (the “1940 Act”), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust’s investment management agreement with the Manager (the “Advisory Agreement”) and (2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board’s decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund’s investment objectives; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services, including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services, LLC, an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from the Trust for acting as securities lending agent for seven of the Funds, not including the AZL Schroder International Small Cap Fund.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

independent Board members (the “Independent Trustees”) are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization’s investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund’s expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

Schroder Investment Management North America, Inc. (“Schroder”) serves as the Subadviser for the Fund.

At a telephonic meeting held February 16, 2007 and at an “in person” meeting held on February 24, 2007, the Board considered the recommendation of the Manager (1) to establish the Fund as new series or investment portfolio of the Trust and (2) to approve Schroder as the subadviser of such Fund. At the February, 2007 meetings, the Trustees reviewed materials furnished by the Manager pertaining to Schroder. At the February 24, 2007 meeting, the Trustees unanimously approved the subadvisory agreement with Schroder (the “Subadvisory Agreement”) and the Advisory Agreement (collectively, the “Agreements”).

The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadviser on matters relating to the Funds. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, or Schroder. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. The independent (“disinterested”) Trustees also had the opportunity to discuss the proposed Agreements with such counsel in an executive session at which no representatives of the Manager were present. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the Fund. The Board’s decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Manager and Schroder.  The Board noted that the Manager, subject to the control of the Board, will administer the Fund’s business and other affairs, and will be responsible for monitoring Schroder’s day-to-day management of the Fund’s investments.

The Board noted that the Manager will also provide the Fund with such administrative, compliance, and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

other personnel as will be necessary for the operation of the Fund. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates, except for the Trust’s Chief Compliance Officer.

The Board considered the scope and quality of services provided by the Manager and the Trust’s various subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust’s subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of the Manager’s administrative and other services in the fourth quarter of 2006, including its role in coordinating the activities of the Funds’ other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the Fund under the Advisory Agreement.

In deciding to approve Schroder as the Fund’s subadviser, the Board considered particularly the experience and track record of its investment management personnel. The Board also noted its investment infrastructure as well as the risk profiles of its investment processes. Specifically, the Board determined that, based upon the Manager’s report, selecting Schroder as subadviser would likely benefit the Fund and its shareholders.

In reviewing the other various matters listed above, the Board concluded that Schroder was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that Schroder could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the Fund; that the services contemplated by the Subadvisory Agreement are substantially similar to those provided under the subadvisory agreements with the Trust’s other subadvisers; that the Subadvisory Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that Schroder was staffed with a number of qualified personnel; and that the investment performance of Schroder was at least satisfactory.

(2) The investment performance of Schroder.  In connection with the February 2007 meetings, the Trustees received extensive information on the performance results of a fund which is comparable to the Fund which is also managed by Schroder. Such performance information included information on absolute total return, performance versus the appropriate benchmark, and performance versus its peer group. Such performance information covered the quarter, and one-, two-, three-, four- and five-year periods ended September 30, 2006. Such performance information for the comparable fund managed by Schroder was gross of fees. It was noted that for all of the past one-, two-, three-, four- and five-year periods that such comparable fund out-performed its benchmark.

(3) The costs of services to be provided and profits to be realized by the Manager, Schroder, and their respective affiliates from their relationships with the Funds.  The Manager presented to the Board the proposed advisory fees for the Fund. The Manager proposed to cap the expenses of the Fund. Based on the information provided, the advisory fees payable by the Fund are somewhat above the average level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the Fund were not unreasonable.

The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. The “total expense ratio” of the Fund is expected to be approximately average for generally comparable funds.

The Manager has committed to providing the Fund with a high quality of service and to working to reduce expenses over time, particularly as the Fund grows larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2006, the Board concluded that the proposed expense ratio and profitability to the Manager for the Fund were not unreasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with Schroder and noted that it was the result of arm’s length negotiations between the Manager and Schroder. Based upon its review, the Board concluded that the fees proposed to be paid to Schroder were reasonable.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.  The Board noted that the fee schedule for the Fund in the Advisory Agreement does not contain any “breakpoints” and that accordingly, the Fund and its shareholders will not benefit directly from the possibility that the Manager may realize certain economies of scale as the Fund grows larger. The Board noted that the fee schedule in the Subadvisory

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Agreement with Schroder contains “breakpoints” and that accordingly, the Manager would benefit in the event that the assets of the Fund exceed $150 million, at which time the Manager would retain a greater portion of the fees it receives under the Advisory Agreement for managing the Fund.

The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Advisory Agreement was acceptable.

The Board will receive quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2007, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

19

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Small Cap Stock Index Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/07	6/30/07	5/1/07 - 6/30/07	5/1/07 - 6/30/07
AZL Small Cap Stock Index Fund	$1,000.00	$1,028.00	$0.98	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.92	$2.91	0.58%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Small Cap Stock Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace & Defense	2.2%
Air Freight & Logistics	0.6
Airlines	0.0
Auto Parts & Equipment	0.4
Automotive	0.8
Banking & Financial Services	6.3
Biotechnology	0.6
Building Products	0.8
Capital Markets	0.3
Chemicals	1.3
Commercial Banks	1.7
Commercial Services	1.5
Communications Equipment	1.0
Computers	1.8
Computers & Peripherals	0.6
Construction	1.6
Containers & Packaging	0.3
Diversified Consumer Services	0.6
Electric Utilities	0.3
Electronic Equipment & Instruments	3.7
Electronics	1.9
Energy Equipment & Services	2.7
Food	1.0
Food & Staples Retailing	0.4
Food Products	1.1
Gas Utilities	0.8
Health Care	2.0
Health Care Equipment & Supplies	3.4
Health Care Providers & Services	3.0
Hotels, Restaurants & Leisure	2.4
Household Durables	0.6
Household Products	0.3
Insurance	3.0
Internet & Catalog Retail	0.0
Internet Software & Services	0.7
IT Consulting & Services	0.3
Leisure Equipment & Products	0.8
Life Sciences, Tools & Services	0.5
Machinery	3.1
Manufacturing	5.1
Marine	0.3
Media	0.6
Metals/Mining	2.9
Multi-Utilities	0.1
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	2.0
Oil/Gas	2.4
Paper & Forest Products	0.5
Personal Products	0.2
Pharmaceuticals	1.0
Real Estate Investment Trusts	3.6
Retail	4.4
Road & Rail	1.4
Semiconductors & Semiconductor Equipment	1.7
Services	5.1
Software	2.4
Specialty Retail	3.0
Telecommunications	1.9
Textiles, Apparel & Luxury Goods	1.7
Thrifts & Mortgage Finance	0.6
Tobacco	0.2
Trading Companies & Distributors	0.3
Transportation	0.4
Travel & Entertainment	0.3
Utilities	2.9
Water Utilities	0.0
Short-Term Investments	51.5

151.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.5%):
Aerospace & Defense (2.2%):
1,400	AAR Corp.*ˆ	$46,214
1,050	Armor Holdings, Inc.*	91,214
800	Cubic Corp.ˆ	24,144
1,500	Curtiss-Wright Corp.ˆ	69,915
400	EDO Corp.ˆ	13,148
1,000	Esterline Technologies Corp.*ˆ	48,310
1,900	Gencorp, Inc.*ˆ	24,833
1,600	Moog, Inc., Class A*ˆ	70,576
1,200	Teledyne Technologies, Inc.*	55,140
700	Triumph Group, Inc.ˆ	45,829

		489,323

Air Freight & Logistics (0.6%):
1,000	EGL, Inc.*ˆ	46,480
1,100	Forward Air Corp.ˆ	37,499
1,500	HUB Group, Inc., Class A*	52,740

		136,719

Airlines (0.0%):
100	Frontier Airlines Holdings, Inc.*ˆ	560
1,600	Mesa Air Group, Inc.*ˆ	10,576

		11,136

Auto Parts & Equipment (0.4%):
700	Drew Industries, Inc.*ˆ	23,198
600	Keystone Automotive Industries, Inc.*ˆ	24,822
1,500	LKQ Corp.*ˆ	36,990
500	Standard Motor Products, Inc.ˆ	7,515

		92,525

Automotive (0.8%):
600	Arctic Cat, Inc.	11,880
2,000	Fleetwood Enterprises, Inc.*ˆ	18,100
900	Group 1 Automotive, Inc.ˆ	36,306
1,100	Monaco Coach Corp.ˆ	15,785
1,300	Sonic Automotive, Inc.ˆ	37,661
700	Superior Industries International, Inc.ˆ	15,232
1,100	Wabash National Corp.ˆ	16,093
900	Winnebago Industries, Inc.ˆ	26,568

		177,625

Banking & Financial Services (6.3%):
800	BankAtlantic Bancorp, Inc., Class Aˆ	6,888
1,100	BankUnited Financial Corp., Class Aˆ	22,077
1,500	Boston Private Financial Holdings, Inc.ˆ	40,305
700	Cascade Bancorpˆ	16,198
1,200	Central Pacific Financial Corp.	39,612
1,800	Chittenden Corp.ˆ	62,910
1,600	Corus Bankshares, Inc.ˆ	27,616
Common Stocks, continued
Banking & Financial Services, continued
700	Downey Financial Corp.ˆ	46,186
2,500	East West Bancorp, Inc.ˆ	97,199
1,200	Financial Federal Corp.ˆ	35,784
700	First Cash Financial Services, Inc.*	16,408
1,400	First Commonwealth Financial Corp.ˆ	15,288
1,100	First Republic Bank	59,026
700	FirstFed Financial Corp.*ˆ	39,711
700	Flagstar Bancorp, Inc.ˆ	8,435
1,200	Franklin Bank Corp.*	17,880
2,800	Fremont General Corp.ˆ	30,128
2,100	Glacier Bancorp, Inc.ˆ	42,735
1,300	Hanmi Financial Corp.ˆ	22,178
1,600	Investment Technology Group, Inc.*	69,328
900	MAF Bancorp, Inc.	48,834
600	Portfolio Recovery Associates, Inc.ˆ	36,012
500	PrivateBancorp, Inc.ˆ	14,400
1,100	Provident Bankshares Corp.ˆ	36,058
2,200	South Financial Group, Inc.ˆ	49,808
2,800	Sterling Bancshares, Inc.ˆ	31,668
2,000	Sterling Financial Corp.ˆ	57,880
2,500	Susquehanna Bancshares, Inc.	55,925
1,400	Sykes Enterprises, Inc.*	26,586
4,000	UCBH Holdings, Inc.ˆ	73,080
2,100	Umpqua Holdings Corp.ˆ	49,371
1,400	United Bankshares, Inc.ˆ	44,520
1,400	United Community Banks, Inc.ˆ	36,246
2,700	Whitney Holding Corp.	81,270
600	World Acceptance Corp.*	25,638

		1,383,188

Biotechnology (0.6%):
800	Digene Corp.*	48,040
1,200	Martek Biosciences Corp.*ˆ	31,164
2,000	Regeneron Pharmaceuticals, Inc.*ˆ	35,840
1,200	Savient Pharmaceuticals, Inc.*ˆ	14,904

		129,948

Building Products (0.8%):
2,400	Lennox International, Inc.	82,152
600	NCI Building Systems, Inc.*ˆ	29,598
1,400	Simpson Manufacturing Co., Inc.ˆ	47,236
700	Universal Forest Products, Inc.ˆ	29,582

		188,568

Capital Markets (0.3%):
1,100	Labranche & Co., Inc.*ˆ	8,118
600	Piper Jaffray Cos., Inc.*	33,438

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Capital Markets, continued
1,200	SWS Group, Inc.	$25,944
600	Tradestation Group, Inc.*ˆ	6,990

		74,490

Chemicals (1.3%):
1,000	Arch Chemicals, Inc.	35,140
1,000	Cabot Microelectronics Corp.*ˆ	35,490
2,200	H.B. Fuller Co.	65,758
1,200	OM Group, Inc.*	63,504
1,300	Omnova Solutions, Inc.*	7,865
4,400	PolyOne Corp.*	31,636
1,000	Schulman, Inc.	24,330
1,900	Tronox, Inc., Class Bˆ	26,695

		290,418

Commercial Banks (1.7%):
600	Alabama National Bancorpˆ	37,104
1,400	Community Bank System, Inc.ˆ	28,028
3,700	First Bancorpˆ	40,663
1,600	First Financial Bancorpˆ	23,984
700	First Indiana Corp.	15,484
1,700	First Midwest Bancorp, Inc.ˆ	60,367
1,400	Frontier Financial Corp.ˆ	31,542
300	Independent Bank Corp.ˆ	5,163
1,000	Nara Bancorp, Inc.ˆ	15,930
1,300	Prosperity Bancshares, Inc.ˆ	42,588
900	Signature Bank*ˆ	30,690
800	Sterling Bancorpˆ	12,824
900	Wintrust Financial Corp.ˆ	39,465

		383,832

Commercial Services (1.5%):
800	Administaff, Inc.	26,792
900	Bowne & Co., Inc.	17,559
1,600	Brady Corp., Class A	59,424
700	CDI Corp.	22,540
400	Consolidated Graphics, Inc.*ˆ	27,712
900	G & K Services, Inc., Class Aˆ	35,559
2,000	Interface, Inc.ˆ	37,720
1,000	Mobile Mini, Inc.*ˆ	29,200
600	On Assignment, Inc.*ˆ	6,432
2,200	Tetra Tech, Inc.*ˆ	47,410
600	Viad Corp.	25,302

		335,650

Communications Equipment (1.0%):
700	Applied Signal Technology, Inc.	10,927
3,900	Arris Group, Inc.*	68,601
600	Bel Fuse, Inc., Class Bˆ	20,418
600	Black Box Corp.	24,828
700	Blue Coat Systems, Inc.*ˆ	34,664
1,500	Ditech Networks, Inc.*ˆ	12,285
2,600	Harmonic, Inc.*ˆ	23,062
300	Network Equipment Technologies, Inc.*ˆ	2,862
Common Stocks, continued
Communications Equipment, continued
1,800	Symmetricom, Inc.*ˆ	15,120
700	ViaSat, Inc.*	22,470

		235,237

Computers (1.8%):
1,400	Agilysys, Inc.ˆ	31,500
1,500	Avid Technology, Inc.*ˆ	53,025
1,900	Blackbaud, Inc.ˆ	41,952
2,700	Epicor Software Corp.*ˆ	40,149
3,800	Informatica Corp.*ˆ	56,126
800	JDA Software Group, Inc.*ˆ	15,704
1,200	Komag, Inc.*ˆ	38,268
800	MTS Systems Corp.ˆ	35,736
300	RadiSys Corp.*ˆ	3,720
1,800	Secure Computing Corp.*ˆ	13,662
900	SPSS, Inc.*	39,726
800	Standard Microsystems Corp.*ˆ	27,472

		397,040

Computers & Peripherals (0.6%):
4,500	Adaptec, Inc.*ˆ	17,145
1,100	Hutchinson Technology, Inc.*ˆ	20,691
900	Insituform Technologies, Inc.*ˆ	19,629
300	Neoware Systems, Inc.*ˆ	4,062
700	Novatel Wireless, Inc.*ˆ	18,214
500	Stratasys, Inc.*	23,490
600	Synaptics, Inc.*ˆ	21,474

		124,705

Construction (1.6%):
1,200	Apogee Enterprises, Inc.	33,384
1,300	Building Materials Holding Corp.ˆ	18,447
1,300	EMCOR Group, Inc.*	94,770
500	M/I Homes, Inc.ˆ	13,300
2,300	Standard-Pacific Corp.ˆ	40,319
900	Texas Industries, Inc.ˆ	70,569
2,000	URS Corp.*	97,100

		367,889

Containers & Packaging (0.3%):
1,000	Caraustar Industries, Inc.*ˆ	5,250
1,100	Myers Industries, Inc.ˆ	24,321
1,300	Rock-Tenn Co.	41,236

		70,807

Diversified Consumer Services (0.6%):
700	Bright Horizons Family Solutions, Inc.*ˆ	27,237
1,200	Coinstar, Inc.*ˆ	37,776
300	CPI Corp.ˆ	20,850
200	Prepaid Depot, Inc.*ˆ	12,862

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued
500	Universal Technical Institute, Inc.*ˆ	$12,695
500	Vertrue, Inc.*ˆ	24,390

		135,810

Electric Utilities (0.3%):
900	UIL Holdings Corp.	29,790
1,200	UniSource Energy Corp.ˆ	39,468

		69,258

Electronic Equipment & Instruments (3.7%):
1,800	Acuity Brands, Inc.	108,504
1,600	Baldor Electric Co.ˆ	78,848
700	C&D Technologies, Inc.*ˆ	3,920
1,800	Cognex Corp.ˆ	40,518
800	Daktronics, Inc.ˆ	17,184
2,500	FLIR Systems, Inc.*ˆ	115,625
1,100	Littlelfuse, Inc.*	37,147
900	LoJack Corp.*ˆ	20,061
1,800	Newport Corp.*ˆ	27,864
900	Photon Dynamics, Inc.*ˆ	9,810
1,100	Planar Systems, Inc.*ˆ	8,239
2,000	Plexus Corp.*	45,980
500	Rogers Corp.*ˆ	18,500
1,000	ScanSource, Inc.*ˆ	31,990
1,600	Technitrol, Inc.	45,872
4,200	Trimble Navigation, Ltd.*	135,240
400	Vicor Corp.ˆ	5,292
1,200	Woodward Governor Co.	64,404
1,000	X-Rite, Inc.ˆ	14,770

		829,768

Electronics (1.9%):
1,200	Actel Corp.*	16,692
700	Audiovox Corp., Class A*	9,079
1,400	Belden CDT, Inc.ˆ	77,490
2,500	Benchmark Electronics, Inc.*	56,550
1,400	CTS Corp.ˆ	17,724
1,400	Cymer, Inc.*ˆ	56,280
900	Electro Scientific Industries, Inc.*ˆ	18,720
1,600	Exar Corp.*	21,440
1,500	Methode Electronics, Inc.	23,475
1,500	MKS Instruments, Inc.*	41,550
900	Park Electrochemical Corp.ˆ	25,362
1,100	Regal-Beloit Corp.ˆ	51,194
1,200	TTM Technologies, Inc.*	15,600

		431,156

Energy Equipment & Services (2.7%):
1,000	Atwood Oceanics, Inc.*ˆ	68,620
1,000	Bristow Group, Inc.*ˆ	49,550
600	CARBO Ceramics, Inc.ˆ	26,286
800	Hornbeck Offshore Services, Inc.*ˆ	31,008
Common Stocks, continued
Energy Equipment & Services, continued
2,100	Input/Output, Inc.*ˆ	32,781
600	Lufkin Industries, Inc.	38,730
700	Matrix Service Co.*ˆ	17,395
2,100	Oceaneering International, Inc.*	110,544
800	Seacor Holdings, Inc.*	74,688
2,900	Tetra Technologies, Inc.*	81,780
1,200	W-H Energy Services, Inc.*	74,292

		605,674

Food (1.0%):
2,000	Flowers Foods, Inc.	66,720
500	Nash Finch Co.ˆ	24,750
1,300	Performance Food Group Co.*ˆ	42,237
1,000	Ralcorp Holdings, Inc.*	53,450
1,200	Treehouse Foods, Inc.*ˆ	31,932

		219,089

Food & Staples Retailing (0.4%):
900	Great Atlantic & Pacific Tea Co., Inc.*ˆ	30,186
500	Spartan Stores, Inc.	16,455
1,600	United Natural Foods, Inc.*ˆ	42,528

		89,169

Food Products (1.1%):
2,800	Corn Products International, Inc.	127,260
1,600	Hain Celestial Group, Inc.*	43,424
600	J & J Snack Foods Corp.	22,644
700	Peet’s Coffee & Tea, Inc.*ˆ	17,241
700	Sanderson Farms, Inc.	31,514

		242,083

Gas Utilities (0.8%):
100	Cascade Natural Gas Corp.ˆ	2,641
900	Laclede Group, Inc. (The)ˆ	28,692
1,200	South Jersey Industries, Inc.	42,456
4,100	UGI Corp.	111,848

		185,637

Health Care (2.0%):
1,000	Amedisys, Inc.*ˆ	36,330
2,100	AMERIGROUP Corp.*	49,980
1,000	ArthroCare Corp.*ˆ	43,910
1,000	CONMED Corp.*	29,280
1,500	Cooper Companies, Inc.ˆ	79,980
1,000	Gentiva Health Services, Inc.*ˆ	20,060
1,000	Haemonetics Corp.*	52,610
1,900	Pediatrix Medical Group, Inc.*	104,785
500	RehabCare Group, Inc.*ˆ	7,120
400	Usana Health Sciences, Inc.*ˆ	17,896

		441,951

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Equipment & Supplies (3.4%):
1,900	American Medical Systems Holdings, Inc.*ˆ	$34,276
600	Analogic Corp.	44,106
900	BioLase Technology, Inc.*ˆ	5,463
500	Cyberonics, Inc.*ˆ	8,410
600	Datascope Corp.	22,968
700	DJ Orthopedics, Inc.*ˆ	28,889
1,900	Hologic, Inc.*ˆ	105,089
2,600	Immucor, Inc.*	72,722
700	Integra LifeSciences Holdings*ˆ	34,594
1,400	Invacare Corp.ˆ	25,662
300	Kensey Nash Corp.*	8,043
1,600	Mentor Corp.ˆ	65,088
1,200	Meridian Bioscience, Inc.ˆ	25,992
1,300	Merit Medical Systems, Inc.*ˆ	15,548
700	Palomar Medical Technologies, Inc.*	24,297
900	PolyMedica Corp.ˆ	36,765
2,800	Respironics, Inc.*	119,252
700	Surmodics, Inc.*ˆ	35,000
1,200	Symmetry Medical, Inc.*ˆ	19,212
400	Vital Signs, Inc.	22,220

		753,596

Health Care Providers & Services (3.0%):
1,900	Allscripts Healthcare Solution, Inc.*ˆ	48,412
1,000	AMN Healthcare Services, Inc.*ˆ	22,000
1,200	AmSurg Corp.*	28,968
300	ArQule, Inc.*ˆ	2,115
1,800	Centene Corp.*ˆ	38,556
1,000	Chemed Corp.	66,290
800	Cross Country Healthcare, Inc.*	13,344
1,200	CryoLife, Inc.*	15,612
600	Genesis HealthCare Corp.*	41,052
700	HealthExtras, Inc.*	20,706
1,300	Healthways, Inc.*ˆ	61,581
1,800	Hooper Holmes, Inc.*ˆ	6,030
1,100	Inventiv Health, Inc.*	40,271
800	LCA-Vision, Inc.ˆ	37,808
900	Matria Healthcare, Inc.*ˆ	27,252
1,400	Odyssey Healthcare, Inc.*ˆ	16,604
1,200	Option Care, Inc.ˆ	18,480
1,000	Osteotech, Inc.*	7,200
1,500	Owens & Minor, Inc.ˆ	52,410
2,800	PSS World Medical, Inc.*ˆ	51,016
700	Res-Care, Inc.*	14,798
1,300	Sunrise Assisted Living, Inc.*ˆ	51,987

		682,492

Common Stocks, continued
Hotels, Restaurants & Leisure (2.4%):
1,100	California Pizza Kitchen, Inc.*ˆ	23,628
1,300	CEC Entertainment, Inc.*	45,760
2,100	CKE Restaurants, Inc.	42,147
700	IHOP Corp.	38,101
1,100	Marcus Corp.	26,136
700	P.F. Chang’s China Bistro, Inc.*ˆ	24,640
1,100	Panera Bread Co., Class A*ˆ	50,666
2,200	Pinnacle Entertainment, Inc.*	61,930
700	Red Robin Gourmet Burgers*ˆ	28,259
300	Ruth’s Chris Steak House, Inc.*ˆ	5,097
1,600	Shuffle Master, Inc.*ˆ	26,560
2,800	Sonic Corp.*ˆ	61,936
800	Steak n Shake Co. (The)*ˆ	13,352
1,600	Texas Roadhouse, Inc., Class A*ˆ	20,464
2,700	Triarc Cos., Inc.ˆ	42,390
1,150	WMS Industries, Inc.*ˆ	33,189

		544,255

Household Durables (0.6%):
2,600	Champion Enterprises, Inc.*ˆ	25,558
1,200	Ethan Allen Interiors, Inc.ˆ	41,100
1,300	La-Z-Boy, Inc.ˆ	14,898
700	Meritage Corp.*ˆ	18,725
300	National Presto Industries, Inc.	18,702
600	Skyline Corp.ˆ	18,006

		136,989

Household Products (0.3%):
2,400	Central Garden & Pet Co., Class A*ˆ	28,152
800	Spectrum Brands, Inc.*ˆ	5,416
800	WD-40 Co.	26,296

		59,864

Insurance (3.0%):
1,700	Delphi Financial Group, Inc., Class A	71,094
1,300	Hilb, Rogal & Hamilton Co.	55,718
600	Infinity Property & Casualty Corp.	30,438
600	LandAmerica Financial Group, Inc.ˆ	57,894
2,400	Philadelphia Consolidated Holding Corp.*	100,320
700	Presidential Life Corp.	13,762
1,200	ProAssurance Corp.*	66,804
800	RLI Corp.ˆ	44,760
700	Safety Insurance Group, Inc.	28,980
2,400	Selective Insurance Group, Inc.	64,512
600	Stewart Information Services Corp.ˆ	23,898
700	Tower Group, Inc.	22,330

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued
900	United Fire & Casualty Co.	$31,842
1,400	Zenith National Insurance Corp.	65,926

		678,278

Internet & Catalog Retail (0.0%):
700	Stamps.com, Inc.*ˆ	9,646

Internet Software & Services (0.7%):
1,000	Authorize.Net Holdings, Inc.*	17,890
300	Bankrate, Inc.*ˆ	14,376
1,100	InfoSpace, Inc.ˆ	25,531
2,900	United Online, Inc.ˆ	47,821
1,900	Websense, Inc.*	40,375

		145,993

IT Consulting & Services (0.3%):
700	Gevity HR, Inc.ˆ	13,531
800	ManTech International Corp., Class A*	24,664
600	SI International, Inc.*ˆ	19,812

		58,007

Leisure Equipment & Products (0.8%):
300	MarineMax, Inc.*ˆ	6,006
1,000	Nautilus Group, Inc. (The)ˆ	12,040
1,100	Polaris Industries, Inc.	59,576
1,600	Pool Corp.ˆ	62,448
900	RC2 Corp.*ˆ	36,009
700	Sturm, Ruger & Co., Inc.*ˆ	10,864

		186,943

Life Sciences, Tools & Services (0.5%):
1,400	Cambrex Corp.	18,578
700	Dionex Corp.*ˆ	49,693
1,300	Enzo Biochem, Inc.*ˆ	19,435
800	Pharmanet Development Group, Inc.*	25,504

		113,210

Machinery (3.1%):
300	A.S.V., Inc.*ˆ	5,184
900	Astec Industries, Inc.*	37,998
1,900	Briggs & Stratton Corp.ˆ	59,964
400	Cascade Corp.	31,376
1,000	Enpro Industries, Inc.*ˆ	42,790
3,100	IDEX Corp.	119,474
1,000	Kaydon Corp.ˆ	52,120
100	Lindsay Manufacturing Co.ˆ	4,429
500	Lydall, Inc.*	7,305
2,400	Manitowoc Co.	192,912
1,600	Mueller Industries, Inc.	55,104
800	Robbins & Myers, Inc.	42,504
700	Valmont Industries, Inc.ˆ	50,932

		702,092

Common Stocks, continued
Manufacturing (5.1%):
1,000	A.O. Smith Corp.ˆ	39,890
1,000	Albany International Corp., Class A	40,440
1,500	Applied Industrial Technologies, Inc.	44,250
2,700	AptarGroup, Inc.	96,012
4,700	Axcelis Technologies, Inc.*ˆ	30,503
1,400	Barnes Group, Inc.ˆ	44,352
900	Ceradyne, Inc.*ˆ	66,564
600	Chattem, Inc.*ˆ	38,028
1,500	Checkpoint Systems, Inc.*	37,875
2,000	CLARCOR, Inc.	74,860
1,300	Coherent, Inc.*ˆ	39,663
900	Cohu, Inc.	20,025
1,800	Gardner Denver, Inc.*	76,590
1,400	Georgia Gulf Corp.ˆ	25,354
900	Greatbatch, Inc.*ˆ	29,160
1,000	Griffon Corp.*ˆ	21,780
600	ICU Medical, Inc.*ˆ	25,764
2,800	Kulicke & Soffa Industries, Inc.*ˆ	29,316
900	Lance, Inc.	21,204
1,300	Rudolph Technologies, Inc.*ˆ	21,593
700	Standex International Corp.ˆ	19,908
1,500	Toro Co.	88,335
1,200	Tredegar, Inc.ˆ	25,560
400	Ultratech, Inc.*ˆ	5,332
3,050	Varian Semiconductor Equipment Associates, Inc.*ˆ	122,183
900	Watts Water Technologies, Inc., Class Aˆ	33,723

		1,118,264

Marine (0.3%):
1,900	Kirby Corp.*	72,941

Media (0.6%):
1,000	Arbitron, Inc.ˆ	51,530
2,700	Live Nation, Inc.*	60,426
2,300	Radio One, Inc.*ˆ	16,238

		128,194

Metals & Mining (2.9%):
400	A.M. Castle & Co.ˆ	14,364
700	AMCOL International Corp.ˆ	19,117
500	Brush Engineered Materials, Inc.*ˆ	20,995
1,100	Century Aluminum Co.*ˆ	60,093
1,800	Chaparral Steel Co.	129,366
1,600	Cleveland-Cliffs, Inc.ˆ	124,272
1,100	Gibraltar Industries, Inc.ˆ	24,365
3,200	Massey Energy Co.ˆ	85,280
1,500	Quanex Corp.	73,050

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued
750	RTI International Metals, Inc.*	$56,528
1,100	Ryerson, Inc.ˆ	41,415

		648,845

Multi-Utilities (0.1%):
600	CH Energy Group, Inc.ˆ	26,982

Multiline Retail (0.1%):
1,900	Fred’s, Inc.	25,422
500	Tuesday Morning Corp.ˆ	6,180

		31,602

Oil, Gas & Consumable Fuels (2.0%):
3,800	Cabot Oil & Gas Corp.	140,144
3,500	Helix Energy Solutions Group, Inc.*ˆ	139,685
1,200	Penn Virginia Corp.	48,240
700	Petroleum Development Corp.*ˆ	33,236
1,200	Swift Energy Co.*ˆ	51,312
1,000	World Fuel Services Corp.	42,060

		454,677

Oil/Gas (2.4%):
3,600	Atmos Energy Corp.	108,216
800	Dril-Quip, Inc.*ˆ	35,960
1,500	Headwaters, Inc.*	25,905
3,800	Southern Union Co.	123,842
2,200	St. Mary Land & Exploration Co.ˆ	80,564
1,000	Stone Energy Corp.*ˆ	34,260
1,900	Unit Corp.*	119,529

		528,276

Paper & Forest Products (0.5%):
1,800	Buckeye Technologies, Inc.*	27,846
200	Deltic Timber Corp.ˆ	10,964
500	Neenah Paper, Inc.ˆ	20,630
200	Pope & Talbot, Inc.*ˆ	794
700	Schweitzer-Mauduit International, Inc.ˆ	21,700
1,900	Wausau Paper Corp.ˆ	25,460

		107,394

Personal Products (0.2%):
900	Mannatech, Inc.ˆ	14,301
2,200	Playtex Products, Inc.*ˆ	32,582

		46,883

Pharmaceuticals (1.0%):
1,300	Alpharma, Inc., Class Aˆ	33,813
600	Bradley Pharmaceuticals, Inc.*ˆ	13,026
3,300	MGI Pharma, Inc.*ˆ	73,821
1,100	Noven Pharmaceuticals, Inc.*ˆ	25,795
1,200	Sciele Pharma, Inc.*	28,272
Common Stocks, continued
Pharmaceuticals, continued
1,100	Theragenics Corp.*ˆ	4,587
3,200	ViroPharma, Inc.*ˆ	44,160

		223,474

Real Estate Investment Trusts (3.6%):
1,100	Acadia Realty Trustˆ	28,545
1,400	Colonial Properties Trustˆ	51,030
900	EastGroup Properties, Inc.	39,438
1,000	Entertainment Properties Trustˆ	53,780
900	Essex Property Trust, Inc.	104,670
2,600	Inland Real Estate Corp.ˆ	44,148
1,100	Kilroy Realty Corp.	77,924
500	Kite Realty Group Trust	9,510
2,900	Lexington Corporate Properties Trustˆ	60,320
1,000	LTC Properties, Inc.	22,750
2,000	Medical Properties Trust, Inc.ˆ	26,460
900	Mid-America Apartment Communities, Inc.ˆ	47,232
2,700	National Retail Properties, Inc.ˆ	59,022
600	Parkway Properties, Inc.	28,818
600	PS Business Parks, Inc.	38,022
3,000	Senior Housing Properties Trustˆ	61,050
800	Sovran Self Storage, Inc.ˆ	38,528
900	Tanger Factory Outlet Centers, Inc.ˆ	33,705

		824,952

Retail (4.4%):
700	Blue Nile, Inc.*ˆ	42,280
1,900	Brown Shoe Co., Inc.	46,208
1,900	Casey’s General Stores, Inc.ˆ	51,794
1,200	Cash America International, Inc.ˆ	47,580
1,000	Cato Corp.	21,940
1,100	Charlotte Russe Holdings, Inc.*	29,557
1,000	Children’s Place Retail Stores, Inc.*	51,640
1,100	Christopher & Banks Corp.ˆ	18,865
500	Deckers Outdoor Corp.*ˆ	50,450
1,200	Finish Line, Class Aˆ	10,932
700	Genesco, Inc.*ˆ	36,617
1,200	Jack In the Box, Inc.*	85,128
1,300	JAKKS Pacific, Inc.*ˆ	36,582
800	K-Swiss, Inc., Class Aˆ	22,664
2,000	K2, Inc.*ˆ	30,380
1,000	Kellwood Co.ˆ	28,120
500	Landry’s Restaurants, Inc.ˆ	15,130
1,100	Longs Drug Stores Corp.	57,772
900	Movado Group, Inc.	30,366

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Retail, continued
1,400	Multimedia Games, Inc.*ˆ	$17,864
1,000	O’Charley’s, Inc.	20,160
1,000	Papa John’s International, Inc.*	28,760
2,100	Pep Boys — Manny, Moe & Jackˆ	42,336
1,200	RARE Hospitality International, Inc.*	32,124
800	School Specialty, Inc.*ˆ	28,352
900	Stein Mart, Inc.	11,034
1,200	Stride Rite Corp.	24,312
2,500	Wolverine World Wide, Inc.	69,275

		988,222

Road & Rail (1.4%):
1,100	Arkansas Best Corp.ˆ	42,867
2,100	Heartland Express, Inc.ˆ	34,230
2,900	Kansas City Southern Industries, Inc.*ˆ	108,866
1,700	Knight Transportation, Inc.ˆ	32,946
2,000	Landstar System, Inc.	96,500

		315,409

Semiconductors & Semiconductor Equipment (1.7%):
1,400	Advanced Energy Industries, Inc.*	31,724
1,900	AMIS Holdings, Inc.*	23,788
1,300	ATMI, Inc.*	39,000
3,300	Brooks Automation, Inc.*ˆ	59,895
500	Diodes, Inc.*ˆ	20,885
1,300	DSP Group, Inc.*	26,611
800	FEI Co.*	25,968
600	Intevac, Inc.*ˆ	12,756
2,400	Microsemi Corp.*ˆ	57,480
700	Pericom Semiconductor Corp.*	7,812
1,600	Photronics Corp.*ˆ	23,808
700	Supertex, Inc.*ˆ	21,938
1,300	Veeco Instruments, Inc.*ˆ	26,962

		378,627

Services (5.1%):
1,900	ABM Industries, Inc.	49,039
1,300	CACI International, Inc. Class A*ˆ	63,505
1,000	Chesapeake Corp.	12,570
1,500	CIBER, Inc.*	12,270
1,600	eFunds Corp.*ˆ	56,464
1,000	Healthcare Services Group, Inc.ˆ	29,500
800	Heidrick & Struggles International, Inc.*ˆ	40,992
1,100	IDEXX Laboratories, Inc.*	104,093
1,500	Insight Enterprises, Inc.*	33,855
1,100	Inter-Tel, Inc.	26,323
400	Kendle International, Inc.*	14,708
2,000	Labor Ready, Inc.*ˆ	46,220
Common Stocks, continued
Services, continued
700	Maximus, Inc.ˆ	30,366
1,100	PAREXEL International Corp.*	46,266
3,100	Shaw Group, Inc.*	143,499
2,200	Sierra Health Services, Inc.*	91,476
2,500	Spherion Corp.*	23,475
1,800	Stage Store, Inc.ˆ	37,728
200	StarTek, Inc.	2,158
1,100	United Stationers, Inc.*	73,304
600	Volt Information Sciences, Inc.*ˆ	11,064
2,700	Waste Connections, Inc.*ˆ	81,648
1,800	Watson Wyatt & Company Holdings	90,864

		1,121,387

Software (2.4%):
800	Ansoft Corp.*	23,592
3,000	Ansys, Inc.*	79,500
1,100	Captaris, Inc.*	5,632
500	Concur Technologies, Inc.*ˆ	11,425
1,050	EPIQ Systems, Inc.*ˆ	16,968
1,400	FactSet Research Systems, Inc.	95,690
1,200	Manhattan Associates, Inc.*	33,492
1,500	Micros Systems, Inc.*	81,600
1,300	Napster, Inc.*ˆ	4,420
1,500	Progress Software Corp.*	47,685
700	Quality Systems, Inc.ˆ	26,579
900	Radiant Systems, Inc.*ˆ	11,916
1,500	Sonic Solutions*ˆ	18,915
2,600	THQ, Inc.*	79,352

		536,766

Specialty Retail (3.0%):
2,100	Aaron Rents, Inc.ˆ	61,320
1,000	Big 5 Sporting Goods Corp.ˆ	25,500
1,900	Dress Barn, Inc.*	38,988
900	Guitar Center, Inc.*ˆ	53,829
1,200	Gymboree Corp.*	47,292
1,200	Haverty Furniture Co., Inc.ˆ	14,004
1,600	Hibbett Sports, Inc.*ˆ	43,808
1,200	HOT Topic, Inc.*	13,044
800	Jo-Ann Stores, Inc.*ˆ	22,744
700	Jos. A. Bank Clothiers, Inc.*ˆ	29,029
600	Lithia Motors, Inc., Class Aˆ	15,204
2,100	Men’s Wearhouse, Inc.	107,247
700	Midas, Inc.*ˆ	15,869
2,200	Select Comfort Corp.*ˆ	35,684
1,100	Tractor Supply Co.*	57,255
1,300	Tween Brands, Inc.*ˆ	57,980
1,600	Zale Corp.*ˆ	38,096

		676,893

Telecommunications (1.9%):
3,300	Aeroflex, Inc.*	46,761
1,100	Anixter International, Inc.*ˆ	82,731

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Telecommunications, continued
1,600	Brightpoint, Inc.*ˆ	$22,064
1,000	C-Cor.net Corp.*ˆ	14,060
900	Comtech Telecommunications Corp.*	41,778
1,000	CT Communications, Inc.ˆ	30,510
1,400	Digi International, Inc.*	20,636
1,500	General Communication, Inc.*	19,215
2,000	J2 Global Communications, Inc.*	69,800
1,200	NETGEAR, Inc.*	43,500
5,800	Skyworks Solutions, Inc.*ˆ	42,630

		433,685

Textiles, Apparel & Luxury Goods (1.7%):
2,700	Crocs, Inc.*ˆ	116,181
1,800	Fossil, Inc.*ˆ	53,082
2,400	Iconix Brand Group, Inc.*	53,328
600	Oxford Industries, Inc.	26,604
3,700	Quiksilver Resources, Inc.*ˆ	52,281
900	Skechers U.S.A., Inc.*	26,280
600	UniFirst Corp.	26,430
400	Volcom, Inc.*ˆ	20,052

		374,238

Thrifts & Mortgage Finance (0.6%):
500	Anchor BanCorp Wisconsin, Inc.ˆ	13,095
2,600	Bank Mutual Corp.ˆ	29,978
2,800	Brookline Bancorp, Inc.	32,228
1,200	Dime Community Bancsharesˆ	15,828
400	Triad Guaranty, Inc.*ˆ	15,972
3,500	TrustCo Bank Corp. NY	34,580

		141,681

Tobacco (0.2%):
3,500	Alliance One International, Inc.*ˆ	35,175

Trading Companies & Distributors (0.3%):
900	Kaman Corp., Class Aˆ	28,071
900	Watsco, Inc.	48,960

		77,031

Common Stocks, continued
Transportation (0.4%):
900	Old Dominion Freight Line, Inc.*	27,135
2,600	SkyWest, Inc.ˆ	61,958

		89,093

Travel & Entertainment (0.3%):
500	Monarch Casino & Resort, Inc.*ˆ	13,425
2,200	Take-Two Interactive Software, Inc.*ˆ	43,934

		57,359

Utilities (2.9%):
1,100	ALLETE, Inc.ˆ	51,755
1,800	Avista Corp.	38,790
2,200	Cleco Corp.	53,900
1,800	El Paso Electric Co.*	44,208
2,700	Energen Corp.	148,338
1,000	Itron, Inc.*ˆ	77,940
1,100	New Jersey Resources Corp.ˆ	56,122
1,100	Northwest Natural Gas Co.ˆ	50,809
2,800	Piedmont Natural Gas Co., Inc.ˆ	69,020
1,600	Southwest Gas Corp.	54,096

		644,978

Water Utilities (0.0%):
300	American States Water Co.ˆ	10,671

Total Common Stocks (Cost $21,842,573)		22,303,759

Collateral for Securities on Loan (48.3%):
10,825,106	Northern Trust Liquid Institutional Asset Portfolio	10,825,106

Total Collateral for Securities on Loan (Cost $10,825,106)		10,825,106

Deposit Account (3.2%):
710,805	NTRS London Deposit Account	710,805

Total Deposit Account (Cost $710,805)		710,805

Total Investment Securities (Cost $33,378,484)(a)—151.0%		33,839,670
Net Other Assets (Liabilities)—(51.0)%		(11,424,134)

Net Assets—100.0%		$22,415,536

continued

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

(a)	Cost for federal income tax purposes is $33,381,308. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,087,878
Unrealized depreciation	(629,516)

Net unrealized appreciation	$458,362

Country	Percentage
United States	99.8%
Puerto Rico	0.2%

Total	100.0%

See accompanying notes to financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Small Cap
Stock Index
Fund

Assets
Investment securities, at cost	$33,378,484

Investment securities, at value*	$33,839,670
Interest and dividends receivable	18,562
Receivable for capital shares issued	58,331

Total Assets	33,916,563

Liabilities
Payable for investments purchased	666,309
Payable for capital shares redeemed	10
Payable for return of collateral received	10,825,106
Manager fees payable	3,067
Administration fees payable	759
Distribution fees payable	4,439
Administrative and compliance services fees payable	191
Other accrued liabilities	1,146

Total Liabilities	11,501,027

Net Assets	$22,415,536

Net Assets Consist of:
Capital	$21,864,745
Accumulated net investment income/(loss)	61,866
Accumulated net realized gains/(losses) on investment transactions	27,739
Net unrealized appreciation/(depreciation) on investments	461,186

Net Assets	$22,415,536

Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,181,575
Net Asset Value (offering and redemption price per share)	$10.27

*	Includes securities on loan of $10,531,590.

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Period Ended June 30, 2007(a)
(Unaudited)

AZL
Small Cap
Stock Index
Fund

Investment Income:
Interest	$8,479
Dividends	72,636
Income from securities lending	1,176

Total Investment Income	82,291

Expenses:
Manager fees	9,156
Administration fees	2,322
Distribution fees	8,804
Audit fees	199
Administrative and compliance services fees	191
Custodian fees	850
Legal fees	162
Trustees’ fees	121
Other expenses	169

Total expenses before reductions	21,974
Less expenses waived/reimbursed by the Manager	(1,549)

Net Expenses	20,425

Net Investment Income/(Loss)	61,866

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	27,739
Change in unrealized appreciation/(depreciation) on investments	461,186

Net Realized and Unrealized Gains/(Losses) on Investments	488,925

Change in Net Assets Resulting from Operations	$550,791

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL Small Cap
Stock Index Fund
May 1, 2007 to
June 30,
2007(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$61,866
Net realized gains/(losses) on investment transactions	27,739
Change in unrealized appreciation/(depreciation) on investments	461,186

Change in net assets resulting from operations	550,791

Capital Transactions:
Proceeds from shares issued	21,907,109
Value of shares redeemed adjustment	(42,364)

Change in net assets resulting from capital transactions	21,864,745

Change in net assets	22,415,536
Net Assets:
Beginning of period	—

End of period	$22,415,536

Accumulated net investment income/(loss)	$61,866

Share Transactions:
Shares issued	2,185,342
Shares redeemed	(4,167)

Change in shares	2,181,175

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

May 1, 2007 to
June 30,
2007(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.24

Total from Investment Activities	0.27

Net Asset Value, End of Period	$10.27

Total Return*(b)	2.80%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$22,416
Net Investment Income/(Loss)(c)	1.76%
Expenses Before Reductions**(c)	0.62%
Expenses Net of Reductions(c)	0.58%
Portfolio Turnover Rate(b)	3.82%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Small Cap Stock Index Fund (the “Fund”), commenced operations on May 1, 2007. The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Small Cap Stock Index Fund	$10,855,742	$10,531,590

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Small Cap Stock Index Fund	0.26%	0.58%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $59 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$22,647,817	$832,983

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) consists of 40 separate investment portfolios as of June 30, 2007 (collectively, the “Funds”), each of which is a series of the Trust. The Trust’s investment manager, Allianz Life Advisers, LLC (the “Manager”), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust’s Board of Trustees (the “Board” or the “Trustees”) receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. The AZL Small Cap Stock Index Fund is offered only as an investment option for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board’s regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a “watch” list that it maintains, or remove a subadviser from the list. The Manager uses an approach in its evaluation of subadvisers that is based in part on objective criteria and in part on subjective judgment. In assessing the ability of the Manager and the subadviser (together, the “Advisory Organizations”) to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

As required by the Investment Company Act of 1940 (the “1940 Act”), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust’s investment management agreement with the Manager (the “Advisory Agreement”) and (2) the investment advisory agreement with the subadviser recommended by the Manager for the proposed fund. The Board’s decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund’s investment objectives; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services, including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services, LLC, an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from the Trust for acting as securities lending agent for seven of the Funds, not including the AZL Small Cap Stock Index Fund.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

independent Board members (the “Independent Trustees”) are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization’s investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund’s expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

The Dreyfus Corporation (“Dreyfus”) serves as the Subadviser for the Fund. Dreyfus is also the subadviser for the AZL S&P 500 Index Fund, and is an affiliate of Founders Asset Management, LLC, which is the subadviser for the AZL Dreyfus Founders Equity Growth Fund, which Funds are also series of the Trust.

At a telephonic meeting held February 16, 2007 and at an “in person” meeting held on February 24, 2007, the Board considered the recommendation of the Manager (1) to establish the Fund as new series or investment portfolio of the Trust and (2) to approve Dreyfus as the subadviser of such Fund. At the February, 2007 meetings, the Trustees reviewed materials furnished by the Manager pertaining to Dreyfus. At the February 24, 2007 meeting, the Trustees unanimously approved the subadvisory agreement with Dreyfus (the “Subadvisory Agreement”) and the Advisory Agreement (collectively, the “Agreements”).

The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadviser on matters relating to the Funds. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, or Dreyfus. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. The independent (“disinterested”) Trustees also had the opportunity to discuss the proposed Agreements with such counsel in an executive session at which no representatives of the Manager were present. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the Fund. The Board’s decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Manager and Dreyfus.  The Board noted that the Manager, subject to the control of the Board, will administer the Fund’s business and other affairs, and will be responsible for monitoring Dreyfus’s day-to-day management of the Fund’s investments.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Board noted that the Manager will also provide the Fund with such administrative, compliance, and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Fund) and executive and other personnel as will be necessary for the operation of the Fund. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates, except for the Trust’s Chief Compliance Officer.

The Board considered the scope and quality of services provided by the Manager and the Trust’s various subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust’s subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of the Manager’s administrative and other services in the fourth quarter of 2006, including its role in coordinating the activities of the Funds’ other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the Fund under the Advisory Agreement.

In deciding to approve Dreyfus as the Fund’s subadviser, the Board considered particularly the experience and track record of its investment management personnel. The Board also noted its investment infrastructure as well as the risk profiles of its investment processes. Specifically, the Board determined that, based upon the Manager’s report, selecting Dreyfus as subadviser would likely benefit the Fund and its shareholders.

In reviewing the other various matters listed above, the Board concluded that Dreyfus was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that Dreyfus could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the Fund; that the services contemplated by the Subadvisory Agreement are substantially similar to those provided under the subadvisory agreements with the Trust’s other subadvisers; that the Subadvisory Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that Dreyfus was staffed with a number of qualified personnel; and that the investment performance of Dreyfus was at least satisfactory.

(2) The investment performance of Dreyfus.  In connection with the February 2007 meetings, the Trustees received extensive information on the performance results of a fund which is comparable to the Fund and which is also managed by Dreyfus. Such performance information included information on absolute total return, performance versus the appropriate benchmark, and performance versus its peer group. Such performance information covered the quarter, and one-, two-, three-, four-, five-, and seven-year periods ended September 30, 2006. The performance information supplied for the comparable fund managed by Dreyfus was gross of fees. It was noted that Dreyfus has consistently matched the performance of the appropriate benchmark, before the payment of fees.

(3) The costs of services to be provided and profits to be realized by the Manager, Dreyfus, and their respective affiliates from their relationships with the Funds.  The Manager presented to the Board the proposed advisory fees for the Fund. The Manager proposed to cap the expenses of the Fund. Based on the information provided, the advisory fees payable by the Fund are somewhat below the average level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the Fund were not unreasonable.

The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points (for the Fund’s Class 2 shares), and other expenses. The “total expense ratio” for the Fund’s Class 2 shares is expected to be below the average for generally comparable funds.

The Manager has committed to providing the Fund with a high quality of service and to working to reduce expenses over time, particularly as the Fund grows larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2006, the Board concluded that the proposed expense ratio and profitability to the Manager for the Fund were not unreasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with Dreyfus and noted that it was the result of arm’s length negotiations between the Manager and Dreyfus. Based upon its review, the Board concluded that the fees proposed to be paid to Dreyfus were reasonable.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.  The Board noted that the fee schedule for the Fund in the Advisory Agreement does not contain any

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

“breakpoints” and that accordingly, the Fund and its shareholders will not benefit directly from the possibility that the Manager may realize certain economies of scale as the Fund grows larger. The Board noted that the fee schedule in the Subadvisory Agreement with Dreyfus contains “breakpoints” and that accordingly, the Manager would benefit in the event that the assets of the Fund exceed $150 million, at which time the Manager would retain a greater portion of the fees it receives under the Advisory Agreement for managing the Fund.

The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Advisory Agreement was acceptable.

The Board will receive quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2007, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

25

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZL TargetPLUSSM Balanced Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/07	6/30/07	5/1/07 - 6/30/07	5/1/07 - 6/30/07
AZL TargetPLUS Balanced Fund	$1,000.00	$1,004.00	$1.49	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL TargetPLUS Balanced Fund	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Balanced Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace & Defense	0.9%
Airlines	0.3
Auto Components	0.8
Automobiles	1.9
Chemicals	2.5
Commercial Banks	3.5
Commercial Services & Supplies	1.0
Communications Equipment	2.2
Computers & Peripherals	0.1
Construction & Engineering	0.9
Construction Materials	0.5
Containers & Packaging	0.1
Diversified Financial Services	0.8
Diversified Telecommunication Services	5.5
Electric Utilities	2.6
Electrical Equipment	1.0
Energy — Corporate Bonds	4.8
Energy Equipment & Services	1.0
Federal Home Loan Bank — U.S. Government Agency Mortgages	7.0
Federal Home Loan Mortgage Corporation — U.S. Government Agency Mortgages	8.8
Federal National Mortgage Association — U.S. Government Agency Mortgages	15.4
Financials — Corporate Bonds	1.8
Food & Staples Retailing	0.7%
Foreign Government — Foreign Bond	1.1
Gas Utilities	1.0
Health Care Equipment & Supplies	0.2
Household Durables	0.6
Industrial Conglomerates	2.6
Insurance	2.6
Internet & Catalog Retail	1.2
IT Services	0.6
Leisure Equipment & Products	1.3
Life Sciences, Tools & Services	0.2
Machinery	0.7
Media	0.7
Metals & Mining	2.2
Multi-Utilities	1.4
Oil, Gas & Consumable Fuels	2.7
Paper & Forest Products	0.5
Pharmaceuticals	0.6
Specialty Retail	2.2
Textiles, Apparel & Luxury Goods	1.0
U.S. Treasury Bills	1.8
U.S. Treasury Notes	11.4
Wireless Telecommunication Services	1.6
Short-Term Investments	26.0

128.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (50.2%):
Aerospace & Defense (0.9%):
969	Watson Wyatt Worldwide, Inc.	$48,915

Airlines (0.3%):
500	Continental Airlines, Inc., Class B*	16,935

Auto Components (0.8%):
5,612	GKN plc	44,479

Automobiles (1.9%):
350	DaimlerChrysler AG	32,183
1,163	General Motors Corp.	43,961
518	Harley-Davidson, Inc.	30,878

		107,022

Chemicals (2.5%):
505	Albemarle Corp.	19,458
1,366	H.B. Fuller Co.	40,829
1,032	Lyondell Chemical Co.	38,308
154	OM Group, Inc.*	8,150
539	The Lubrizol Corp.	34,792

		141,537

Commercial Banks (3.5%):
678	ABN AMRO Holding NV, ADR	31,134
13,000	BOC Hong Kong Holdings, Ltd.	30,904
261	Kookmin Bank, ADR	22,895
3,029	Lloyds TSB Group plc	33,848
361	PNC Financial Services Group, Inc.	25,840
696	Regions Financial Corp.	23,038
1,030	Sky Financial Group, Inc.	28,696

		196,355

Commercial Services & Supplies (1.0%):
1,236	Cenveo, Inc.*	28,664
475	Kenexa Corp.*	17,912
378	TeleTech Holdings, Inc.*	12,277

		58,853

Communications Equipment (2.2%):
1,997	Polycom, Inc.*	67,099
275	Research In Motion, Ltd.*	54,997

		122,096

Computers & Peripherals (0.1%):
611	Rackable Systems, Inc.*	7,552

Construction & Engineering (0.9%):
725	Emcor Group, Inc.*	52,853

Construction Materials (0.5%):
558	Lafarge SA, ADR	25,417

Containers & Packaging (0.1%):
204	Rock-Tenn Co.	6,471

Diversified Financial Services (0.8%):
477	ING Groep NV, ADR	20,974
551	J.P. Morgan Chase & Co.	26,696

		47,670

Common Stocks, continued
Diversified Telecommunication Services (5.5%):
1,002	AT&T, Inc.	41,584
829	BCE, Inc., ADR	31,328
681	BT Group Co.	45,342
5,760	BT Group PLC	38,366
1,146	Deutsche Telekom AG, ADR	21,098
782	France Telecom SA, ADR	21,489
808	Nippon Telegraph &Telephone Corp., ADR	17,913
50,000	PCCW, Ltd.	30,734
667	Telecom Italia SPA, ADR	18,316
973	Verizon Communications, Inc.	40,058

		306,228

Electric Utilities (2.6%):
475	E.ON AG, ADR	26,429
426	FirstEnergy Corp.	27,575
949	Korea Electric Power Corp., ADR	20,783
910	Northeast Utilities	25,808
517	Pinnacle West Capital Corp.	20,602
694	Unisource Energy Corp.	22,826

		144,023

Electrical Equipment (1.0%):
1,013	Belden CDT, Inc.	56,070

Energy Equipment & Services (1.0%):
130	Core Laboratories NV*	13,220
1,587	TETRA Technologies, Inc.*	44,753

		57,973

Food & Staples Retailing (0.7%):
5,705	Compass Group plc	39,446

Gas Utilities (1.0%):
664	AGL Resources, Inc.	26,879
590	ONEOK, Inc.	29,742

		56,621

Health Care Equipment & Supplies (0.2%):
356	Immucor, Inc.*	9,957

Household Durables (0.6%):
213	Kimball International, Inc., Class B	2,984
1,049	Matsushita Electric Industrial Co, Ltd., ADR	20,780
444	Tempur-Pedic International, Inc.	11,500

		35,264

Industrial Conglomerates (2.6%):
11,000	Cheung Kong Infrastructure Holdings, Ltd.	40,594
10,000	Citic Pacific, Ltd.	50,208
964	General Electric Co.	36,902
177	Sequa Corp., Class A*	19,824

		147,528

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance (2.6%):
1,123	Aegon NV	$22,067
536	Axa, ADR	23,069
576	Cincinnati Financial Corp.	24,998
401	Lincoln National Corp.	28,451
477	Sun Life Financial, Inc.	22,777
521	Unitrin, Inc.	25,623

		146,985

Internet & Catalog Retail (1.2%):
781	Nutri/System, Inc.*	54,545
195	Priceline.com, Inc.*	13,404

		67,949

IT Services (0.6%):
714	Infosys Technologies, Ltd., ADR	35,971

Leisure Equipment & Products (1.3%):
858	Hasbro, Inc.	26,950
1,742	Mattel, Inc.	44,055

		71,005

Life Sciences, Tools & Services (0.2%):
256	Illumina, Inc.*	10,391

Machinery (0.7%):
581	Valmont Industries, Inc.	42,274

Media (0.7%):
1,681	The DIRECTV Group, Inc.*	38,848

Metals & Mining (2.2%):
427	Allegheny Technologies, Inc.	44,783
649	Barrick Gold Corp.	18,866
144	Brush Engineered Materials, Inc.*	6,047
2,629	Hecla Mining Co.*	22,452
259	POSCO, ADR	31,080

		123,228

Multi-Utilities (1.4%):
714	Black Hills Corp.	28,381
541	DTE Energy Co.	26,087
1,044	Energy East Corp.	27,238

		81,706

Oil, Gas & Consumable Fuels (2.7%):
391	EnCana Corp.	24,027
309	ENI SPA, ADR	22,356
540	Marathon Oil Corp.	32,379
217	Petroleo Brasileiro SA, ADR	26,316
566	Repsol YPF SA, ADR	21,904
287	Royal Dutch Shell plc, ADR	23,304

		150,286

Paper & Forest Products (0.5%):
864	MeadWestvaco Corp.	30,516

Common Stocks, continued
Pharmaceuticals (0.6%):
1,237	Pfizer, Inc.	31,630

Specialty Retail (2.2%):
486	Abercrombie & Fitch Co.	35,468
1,270	American Eagle Outfitters, Inc.	32,588
539	Bebe Stores, Inc.	8,629
564	Group 1 Automotive, Inc.	22,752
495	Guess?, Inc.	23,780

		123,217

Textiles, Apparel & Luxury Goods (1.0%):
965	Brown Shoe Co., Inc.	23,469
139	Steven Madden, Ltd.	4,554
10,000	Yue Yuen Industrial Holdings, Ltd.	31,018

		59,041

Wireless Telecommunication Services (1.6%):
1,337	NTT DoCoMo, Inc., ADR	21,125
12,173	Vodafone Group plc	40,958
774	Vodafone Group plc, ADR	26,030

		88,113

Total Common Stocks (Cost $2,490,529)		2,830,425

U.S. Government Agency Mortgages (31.2%):
Federal Home Loan Bank (7.0%):
$200,000	5.18%, 7/20/07(b)	199,442
200,000	5.20%, 9/21/07(b)	197,705

		397,147

Federal Home Loan Mortgage Corporation (8.8%):
300,000	5.19%, 7/30/07(b)	298,736
200,000	5.27%, 8/13/07(b)	198,739

		497,475

Federal National Mortgage Association (15.4%):
300,000	5.18%, 7/25/07(b)	299,003
100,000	5.19%, 8/10/07(b)	99,412
499,471	5.00%, 5/13/07	467,999

		866,414

Total U.S. Government Agency Mortgages (Cost $1,775,600)		1,761,036

U.S. Treasury Obligations (13.2%):
U.S. Treasury Bills (1.8%):
40,000	4.62%, 8/30/07(b)	39,701
60,000	4.66%, 9/13/07(b)	59,448

		99,149

U.S. Treasury Notes (11.4%):
320,000	4.00%, 2/15/14	302,925
200,000	4.75%, 5/15/14	197,500
150,000	4.50%, 4/30/12	147,211

		647,636

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued
Total U.S. Treasury Obligations (Cost $747,195)		$746,785
Corporate Bonds (6.6%):
Energy (4.8%):
$250,000	Gazprom Capital 8.63%, 4/28/34	271,421

Financials (1.8%):
100,000	Oesterreichische Kontrolbank, 5.33%, 7/6/07(b)	99,911

Total Corporate Bonds (Cost $381,238)		371,332

Collateral for Securities on Loan (16.7%):
943,015	Northern Trust Institutional Liquid Asset Portfolio	943,015

Total Collateral for Securities on Loan (Cost $943,015)		943,015

Deposit Account (7.5%):
420,391	NTRS London Deposit Account	420,391

Total Deposit Account (Cost $420,391)		420,391

Repurchase Agreement (1.8%):
$100,000	U.S. Treasury, 4.00%, 7/2/07	100,000

Total Repurchase Agreement (Cost $100,000)		100,000

Foreign Bond (1.1%):
Foreign Government (1.1%):
400,000	Republic of South Africa, 9.20%, 8/31/10, (a)	62,606

Total Foreign Bond (Cost $63,210)		62,606

Total Investment Securities (Cost $6,921,178)(b)—128.3%		7,235,590
Net Other Assets (Liabilities)—(28.3)%		(1,594,037)

Net Assets—100.0%		$5,641,553

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $6,929,038. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$415,107
Unrealized depreciation	(108,555)

Net unrealized appreciation	$306,552

The following represents the concentrations by country of risk based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	84.5%
United Kingdom	3.4%
Hong Kong	2.1%
Canada	1.8%
Luxembourg	1.7%
Netherlands	1.0%
Germany	0.9%
Korea	0.9%
France	0.8%
South Africa	0.7%
Japan	0.7%
Italy	0.5%
India	0.4%
Brazil	0.3%
Spain	0.3%

100.0%

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Securities with an aggregate market value of $99,149 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

				Unrealized
		Expiration	# of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
90-Day Eurodollar March Futures	Long	3/17/08	1	$200
90-Day Eurodollar June Futures	Long	6/16/08	7	1,825
90-Day Eurodollar September Futures	Long	9/15/08	1	525
90-Day Eurodollar December Futures	Long	12/17/07	1	100
90-Day Eurodollar December Futures	Long	12/15/08	1	225
U.S. Treasury 10-Year Note June Futures	Short	9/19/07	(2)	(1,719)

				1,156

Interest Rate Swaps

						Unrealized
	Floating	(Pay)/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Deutsche Bank Group	3-Month USD Libor	Receive	5.00%	12/19/07	$650,000	$4,263

						$4,263

Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

						Unrealized
	Reference	Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Bank of America	Bank of America	Sell	2.75%	6/20/12	$300,000	$(8,595)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06%	5/20/17	400,000	(1,222)
Lehman Brothers	Pemex Project Funding	Sell	0.58%	5/20/17	200,000	(982)
Lehman Brothers	Lehman Brothers	Sell	0.35%	6/20/12	200,000	(530)

						$(11,329)

Written options outstanding on June 30, 2007:

	Exercise	Expiration	# of
Description	Price	Date	Contracts	Premium	Value
Call—U.S. Treasury 10-Year Note September Futures	107.0	8/24/07	1	$(184)	$(266)
Put—U.S. Treasury 10-Year Note September Futures	104.0	8/24/07	1	(341)	(218)

				$(525)	$(484)

See accompanying notes to financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
TargetPLUS
Balanced
Fund

Assets
Investment securities, at cost	$6,921,178

Investment securities, at value*	$7,135,590
Repurchase agreements, at cost	100,000

Total Investments, at value	7,235,590

Interest and dividends receivable	21,889
Unrealized appreciation on interest rate swaps	4,263
Swap premiums paid	2,092
Receivable from Manager	569
Receivable for variation margin on futures contracts	1,225

Total Assets	7,265,628

Liabilities
Options written, at value (premiums received $525)	484
Cash overdraft	100,000
Payable for investments purchased	526,834
Payable for capital shares redeemed	113
Payable for return of collateral received	943,015
Unrealized depreciation on credit default swaps	11,329
Swap premiums received	37,690
Administration fees payable	195
Distribution fees payable	1,140
Administrative and compliance services fees payable	49
Other accrued liabilities	3,226

Total Liabilities	1,624,075

Net Assets	$5,641,553

Net Assets Consist of:
Capital	$5,625,922
Accumulated net investment income/(loss)	27,047
Net realized gains/(losses) on investment transactions	(319,938)
Net unrealized appreciation/(depreciation) on investments	308,522

Net Assets	$5,641,553

Shares of beneficial interest (unlimited number of shares authorized, no par value)	561,886
Net Asset Value (offering and redemption price per share)	$10.04

*	Includes securities on loan of $924,919.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Period Ended June 30, 2007(a)
(Unaudited)

AZL
TargetPLUS
Balanced
Fund

Investment Income:
Interest	$22,506
Dividends	12,284
Income from securities lending	210

Total Investment Income	35,000

Expenses:
Manager fees	4,647
Administration fees	848
Distribution fees	2,234
Audit fees	78
Administrative and compliance services fees	54
Custodian fees	2,649
Legal fees	64
Trustees’ fees	48
Other expenses	271

Total expenses before reductions	10,893
Less expenses voluntarily waived/reimbursed by the Manager	(2,940)

Net Expenses	7,953

Net Investment Income/(Loss)	27,047

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions and foreign currency transactions	(293,137)
Net realized gains/(losses) on swap agreements	(25,544)
Net realized gains/(losses) on futures transactions	(1,257)
Change in unrealized appreciation/(depreciation) on investments	308,522

Net Realized and Unrealized Gains/(Losses) on Investments	(11,416)

Change in Net Assets Resulting from Operations	$15,631

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL TargetPLUS
Balanced Fund
May 1, 2007 to
June 30,
2007(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$27,047
Net realized gains/(losses) on investment transactions	(319,938)
Change in unrealized appreciation/(depreciation) on investments	308,522

Change in net assets resulting from operations	15,631

Capital Transactions:
Proceeds from shares issued	5,683,720
Value of shares redeemed	(57,798)

Change in net assets resulting from capital transactions	5,625,922

Change in net assets	5,641,553
Net Assets:
Beginning of period	—

End of period	$5,641,553

Accumulated net investment income/(loss)	$27,047

Share Transactions:
Shares issued	567,629
Shares redeemed	(5,743)

Change in shares	561,886

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

May 1, 2007 to
June 30,
2007(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(0.01)

Total from Investment Activities	0.04

Net Asset Value, End of Period	$10.04

Total Return*(b)	0.40%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$5,642
Net Investment Income/(Loss)(c)	3.03%
Expenses Before Reductions**(c)	1.22%
Expenses Net of Reductions(c)	0.89%
Portfolio Turnover Rate(b)	21.00%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Balanced Fund (the “Fund”), commenced operations on May 1, 2007. The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Transactions in options written during the period ended June 30, 2007, were as follows:

Number of
Written Option Transactions	Contracts	Premiums
Options outstanding at May 1, 2007	—	$—
Options written	(2)	(525)
Options exercised	—	—
Options bought back	—	—
Options expired	—	—

Options outstanding at June 30, 2007	(2)	$(525)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL TargetPLUS Balanced Fund	$943,015	$924,919

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two money management organizations (the “Subadvisers”), First Trust Advisors L.P. (“First Trust”) which is independent of the Manager, and Pacific Investment Management Company LLC (“PIMCO”) which is an affiliate of the Manager, to make investment decisions on behalf of the Fund. Pursuant to seperate subadvisory agreements between the Manager and First Trust and between the Manager and PIMCO, First Trust and PIMCO provide investment advisory services as the Subadvisers for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

“Manager fees.” For its services, the Subadvisers are entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL TargetPLUS Balanced Fund	0.52%	0.89%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

$20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Balanced Fund	$4,902,418	$919,832

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) consists of 40 separate investment portfolios as of June 30, 2007 (collectively, the “Funds”), each of which is a series of the Trust. The Trust’s investment manager, Allianz Life Advisers, LLC (the “Manager”), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust’s Board of Trustees (the “Board” or the “Trustees”) receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. The AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund (the “TargetPLUS Funds”) are offered only as investment options for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board’s regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a “watch” list that it maintains, or remove a subadviser from the list. The Manager uses an approach in its evaluation of subadvisers that is based in part on objective criteria and in part on subjective judgment. In assessing the ability of the Manager and the subadviser(s) (together, the “Advisory Organizations”) to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

As required by the Investment Company Act of 1940 (the “1940 Act”), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust’s investment management agreement with the Manager (the “Advisory Agreement”) and (2) the investment advisory agreement with the subadviser(s) recommended by the Manager for the proposed fund. The Board’s decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund’s investment objectives; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services, including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services, LLC, an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from the Trust for acting as securities lending agent for seven of the Funds, not including the TargetPLUS Funds.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

independent Board members (the “Independent Trustees”) are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization’s investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund’s expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

In seeking to achieve each TargetPLUS Fund’s investment objective, the Manager allocates each Fund’s assets between the Fund’s equity portfolio (the “Equity Portfolio”) and the Fund’s fixed income portfolio (the “Fixed Income Portfolio”) in pursuit of a balanced investment program. For each TargetPLUS Fund, the Manager will allocate a varying percentage of the Fund’s assets to the Equity Portfolio and the remaining balance of the Fund’s assets to the Fixed Income Portfolio. First Trust Advisors L.P. (“First Trust”) serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC (“PIMCO”) serves as the Subadviser for the Fixed Income Portfolio. PIMCO is an affiliated person of the Manager, and is the subadviser for the AZL PIMCO Fundamental IndexPLUS Total Return Fund, which is also a series of the Trust.

At a telephonic meeting held February 16, 2007 and at an “in person” meeting held on February 24, 2007, the Board considered the recommendation of the Manager (1) to establish the TargetPLUS Funds as new series or investment portfolios of the Trust and (2) to approve First Trust and PIMCO as the subadvisers of such Funds. At the February, 2007 meetings, the Trustees reviewed materials furnished by the Manager pertaining to First Trust and PIMCO. At the February 24, 2007 meeting, the Trustees unanimously approved the subadvisory agreements with First Trust and PIMCO (the “Subadvisory Agreements”) and the Advisory Agreement (collectively, the “Agreements”).

The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the Funds. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, First Trust, or PIMCO. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. The independent (“disinterested”) Trustees also had the opportunity to discuss the proposed Agreements with such counsel in an executive session at which no representatives of the Manager were present. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the TargetPLUS Funds. The Board’s decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Manager, First Trust, and PIMCO.  The Board noted that the Manager, subject to the control of the Board, will administer the TargetPLUS Funds’ business and other affairs, and will be responsible for monitoring First Trust’s and PIMCO’s day-to-day management of the TargetPLUS Funds’ investments. The Board also noted that the Manager will be responsible for allocating such Funds’ assets between their Equity Portfolio and Fixed Income Portfolio.

The Board noted that the Manager will also provide the TargetPLUS Funds with such administrative, compliance, and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the TargetPLUS Funds) and executive and other personnel as will be necessary for the operation of the TargetPLUS Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates, except for the Trust’s Chief Compliance Officer.

The Board considered the scope and quality of services provided by the Manager and the Trust’s various subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust’s subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of the Manager’s administrative and other services in the fourth quarter of 2006, including its role in coordinating the activities of the Funds’ other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the TargetPLUS Funds under the Advisory Agreement.

In deciding to approve First Trust and PIMCO as the Funds’ subadvisers, the Board considered particularly the experience and track record of their investment management personnel. The Board also noted their investment infrastructure as well as the risk profiles of their investment processes. Specifically, the Board determined that, based upon the Manager’s report, selecting First Trust and PIMCO as subadvisers would likely benefit the TargetPLUS Funds and their shareholders.

In reviewing the other various matters listed above, the Board concluded that First Trust and PIMCO were recognized firms capable of competently managing the TargetPLUS Funds; that the nature, extent, and quality of services that First Trust and PIMCO could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the TargetPLUS Funds; that the services contemplated by the Subadvisory Agreements are substantially similar to those provided under the subadvisory agreements with the Trust’s other subadvisers; that the Subadvisory Agreements contain provisions generally comparable to those of other subadvisory agreements for other mutual funds; that First Trust and PIMCO were staffed with a number of qualified personnel; and that the investment performance of First Trust and PIMCO was at least satisfactory.

(2) The investment performance of First Trust and PIMCO.  The Board received information at an “in-person” meeting held on November 29, 2006 about the performance of the passive quantitative investment strategies that First Trust will use to manage the Equity Portfolio of the TargetPLUS Funds. (At the November 29, 2006 meeting, the Board approved First Trust as the subadviser to the AZL TargetPLUS Equity Fund and the AZL First Trust Target Double Play Fund, which are also series of the Trust). The performance information, which covered the quarter, year-to-date, and one-, two-, three-, four-, five-, and ten-year periods ended June 30, 2006, included (a) back tested gross returns, (b) back tested gross performance versus an appropriate benchmark, and (c) back tested gross performance relative to a peer group of comparable funds. The Board also received actual historical performance information for various time periods for accounts managed by First Trust using certain strategies that will be used in managing the TargetPLUS Funds. On the basis of the information presented, the Board concluded that First Trust’s future investment performance was expected to be acceptable.

At the February 2007 meetings, the Board received information setting forth hypothetical information on performance of the Fixed Income Portfolio (based on another comparable fund managed by PIMCO). The performance information, which covered the quarter, year-to-date, and one-, two-, three-, four-, five-, and ten-year periods ended June 30, 2006, included (a) back tested gross returns, (b) back tested gross performance versus an appropriate benchmark, and (c) back tested gross performance relative to a peer group of comparable funds. On the basis of the information presented, the Board concluded that PIMCO’s future investment performance was expected to be acceptable.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

(3) The costs of services to be provided and profits to be realized by the Manager, First Trust, PIMCO and their respective affiliates from their relationships with the Funds.  The Manager presented to the Board the proposed advisory fees for the TargetPLUS Funds and information setting forth “contractual” advisory fees and “actual” advisory fees after taking expense caps into account. The Manager proposed to cap the expenses of the TargetPLUS Funds. Based on the information provided, the “actual” advisory fees payable by the TargetPLUS Funds are below the median level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the TargetPLUS Funds were not unreasonable.

The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. After being capped by the Manager, the “total expense ratio” of the Funds will be below the median for generally comparable funds.

The Manager has committed to providing the TargetPLUS Funds with a high quality of service and to working to reduce expenses over time, particularly as the TargetPLUS Funds grow larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2006, the Board concluded that the proposed expense ratios and profitability to the Manager for the TargetPLUS Funds were not unreasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with First Trust and noted that it was the result of arm’s length negotiations between the Manager and First Trust. Based upon its review, the Board concluded that the fees proposed to be paid to First Trust were reasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with PIMCO, the fee to be paid to the Manager under the Advisory Agreement (out of which the Manager will pay PIMCO), and information provided by PIMCO on estimated profitability. PIMCO stated however that it does not calculate profitability on an account-by-account basis, and referred to the complexity in allocating certain costs, such as overhead and the resources required to manage a particular fund. Based upon the information provided, the Trustees determined there was no evidence that the fees to be paid PIMCO were unreasonable, or that the level of PIMCO’s profitability attributable to subadvising the TargetPLUS Funds will be excessive.

(4) and (5) The extent to which economies of scale would be realized as the TargetPLUS Funds grow, and whether fee levels reflect these economies of scale.  The Board noted that the fee schedule for the TargetPLUS Funds in the Advisory Agreement does not contain any “breakpoints” and that accordingly, the TargetPLUS Funds and their shareholders will not benefit directly from the possibility that the Manager may realize certain economies of scale as the TargetPLUS Funds grow larger. The Board noted that the fee schedule in the Subadvisory Agreement with First Trust contains a “breakpoint” and that accordingly, the Manager would benefit in the event that the combined assets of the Equity Portfolios of the TargetPLUS Funds exceed $250 million, at which time the Manager would retain a greater portion of the fees it receives under the Advisory Agreement for managing the TargetPLUS Funds. The Board noted that the fee schedule in the Subadvisory Agreement with PIMCO does not contain a “breakpoint.”

The Board noted that in the fund industry as a whole, as well as among funds similar to the TargetPLUS Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Advisory Agreement and in the Subadvisory Agreement with PIMCO was acceptable.

The Board will receive quarterly reports on the level of assets in the TargetPLUS Funds. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2007, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZL TargetPLUSSM Equity Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL TargetPLUS Equity Fund	$1,000.00	$1,114.90	$4.14	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL TargetPLUS Equity Fund	$1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace/Defense	1.7%
Airlines	0.6
Auto Components	1.6
Automobiles	3.7
Chemicals	5.0
Commercial Banks	6.9
Commercial Services & Supplies	2.0
Communications Equipment	4.2
Computers & Peripherals	0.3
Construction & Engineering	1.8
Construction Materials	0.9
Containers & Packaging	0.2
Diversified Financial Services	1.6
Diversified Telecommunication Services	10.7
Electric Utilities	5.1
Electrical Equipment	1.9
Energy Equipment & Services	2.0
Food & Staples Retailing	1.4
Gas Utilities	1.9
Health Care Equipment & Supplies	0.3
Household Durables	1.2
Industrial Conglomerates	5.1
Insurance	5.1
Internet & Catalog Retail	2.3
IT Services	1.2
Leisure Equipment & Products	2.4
Life Sciences Tools and Services	0.4
Machinery	1.5
Media	1.3
Metals & Mining	4.2
Multi-Utilities	2.8
Oil & Gas & Consumable Fuels	5.2
Paper & Forest Products	1.0
Pharmaceuticals	1.1
Specialty Retail	4.2
Textiles, Apparel & Luxury Goods	2.1
Wireless Telecommunication Services	3.1
Short-Term Investments	29.0

127.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.0%):
Aerospace & Defense (1.7%):
15,905	Watson Wyatt Worldwide, Inc.ˆ	$802,884

Airlines (0.6%):
8,203	Continental Airlines, Inc., Class B*	277,836

Auto Components (1.6%):
96,729	GKN plc	766,646

Automobiles (3.7%):
5,745	DaimlerChrysler AGˆ	528,253
19,090	General Motors Corp.ˆ	721,602
8,510	Harley-Davidson, Inc.	507,281

		1,757,136

Chemicals (5.0%):
8,292	Albemarle Corp.	319,491
22,430	H.B. Fuller Co.	670,432
16,943	Lyondell Chemical Co.	628,924
2,529	OM Group, Inc.*	133,835
8,840	The Lubrizol Corp.	570,622

		2,323,304

Commercial Banks (6.9%):
11,123	ABN AMRO Holding NV, ADRˆ	510,768
230,000	BOC Hong Kong Holdings, Ltd.	546,769
4,279	Kookmin Bank, ADRˆ	375,354
52,212	Lloyds TSB Group plc	583,436
5,920	PNC Financial Services Group, Inc.	423,754
11,419	Regions Financial Corp.	377,969
16,909	Sky Financial Group, Inc.	471,085

		3,289,135

Commercial Services & Supplies (2.0%):
20,282	Cenveo, Inc.*ˆ	470,340
7,795	Kenexa Corp.*ˆ	293,949
6,208	TeleTech Holdings, Inc.*ˆ	201,636

		965,925

Communications Equipment (4.2%):
32,776	Polycom, Inc.*	1,101,273
4,522	Research In Motion, Ltd.*	904,355

		2,005,628

Computers & Peripherals (0.3%):
10,034	Rackable Systems, Inc.*ˆ	124,020

Construction & Engineering (1.8%):
11,898	Emcor Group, Inc.*	867,364

Construction Materials (0.9%):
9,165	Lafarge SA, ADRˆ	417,466

Containers & Packaging (0.2%):
3,351	Rock-Tenn Co.	106,294

Common Stocks, continued
Diversified Financial Services (1.6%):
7,824	ING Groep NV, ADRˆ	344,021
9,043	J.P. Morgan Chase & Co.	438,134

		782,155

Diversified Telecommunication Services (10.7%):
16,455	AT&T, Inc.	682,882
13,615	BCE, Inc., ADR	514,511
11,186	BT Group Co.ˆ	744,763
99,281	BT Group PLC	661,296
18,809	Deutsche Telekom AG, ADR	346,274
12,842	France Telecom SA, ADRˆ	352,898
13,259	Nippon Telegraph &Telephone Corp., ADRˆ	293,952
855,000	PCCW, Ltd.	525,547
10,941	Telecom Italia SPA, ADRˆ	300,440
15,970	Verizon Communications, Inc.	657,485

		5,080,048

Electric Utilities (5.1%):
7,804	E.ON AG, ADRˆ	434,214
6,994	FirstEnergy Corp.	452,721
15,579	Korea Electric Power Corp., ADRˆ	341,180
14,930	Northeast Utilities	423,415
8,482	Pinnacle West Capital Corp.	338,008
11,394	Unisource Energy Corp.ˆ	374,749

		2,364,287

Electrical Equipment (1.9%):
16,630	Belden CDT, Inc.ˆ	920,471

Energy Equipment & Services (2.0%):
2,130	Core Laboratories NV*	216,600
26,046	TETRA Technologies, Inc.*ˆ	734,497

		951,097

Food & Staples Retailing (1.4%):
98,330	Compass Group plc	679,876

Gas Utilities (1.9%):
10,896	AGL Resources, Inc.	441,070
9,679	ONEOK, Inc.ˆ	487,918

		928,988

Health Care Equipment & Supplies (0.3%):
5,845	Immucor, Inc.*	163,485

Household Durables (1.2%):
3,489	Kimball International, Inc., Class B	48,881
17,222	Matsushita Electric Industrial Co, Ltd., ADR	341,168
7,288	Tempur-Pedic International, Inc.ˆ	188,759

		578,808

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Industrial Conglomerates (5.1%):
182,000	Cheung Kong Infrastructure Holdings, Ltd.	$671,642
167,000	Citic Pacific, Ltd.	838,485
15,816	General Electric Co.	605,436
2,910	Sequa Corp., Class A*	325,920

		2,441,483

Insurance (5.1%):
18,436	Aegon NVˆ	362,267
8,806	Axa, ADR	379,010
9,451	Cincinnati Financial Corp.	410,173
6,581	Lincoln National Corp.	466,922
7,826	Sun Life Financial, Inc.ˆ	373,692
8,555	Unitrin, Inc.	420,735

		2,412,799

Internet & Catalog Retail (2.3%):
12,820	Nutri/System, Inc.*ˆ	895,349
3,201	Priceline.com, Inc.*ˆ	220,037

		1,115,386

IT Services (1.2%):
11,727	Infosys Technologies, Ltd., ADRˆ	590,806

Leisure Equipment & Products (2.4%):
14,086	Hasbro, Inc.	442,441
28,599	Mattel, Inc.	723,269

		1,165,710

Life Sciences, Tools & Services (0.4%):
4,203	Illumina, Inc.*ˆ	170,600

Machinery (1.5%):
9,542	Valmont Industries, Inc.ˆ	694,276

Media (1.3%):
27,593	The DIRECTV Group, Inc.*	637,674

Metals & Mining (4.2%):
7,002	Allegheny Technologies, Inc.	734,370
10,649	Barrick Gold Corp.	309,566
2,363	Brush Engineered Materials, Inc.*ˆ	99,222
43,157	Hecla Mining Co.*	368,561
4,245	POSCO, ADR	509,400

		2,021,119

Multi-Utilities (2.8%):
11,719	Black Hills Corp.ˆ	465,830
8,887	DTE Energy Co.ˆ	428,531
17,131	Energy East Corp.	446,948

		1,341,309

Common Stocks, continued
Oil, Gas & Consumable Fuels (5.2%):
6,413	EnCana Corp.ˆ	394,079
5,079	ENI SPA, ADR	367,466
8,868	Marathon Oil Corp.	531,725
3,556	Petroleo Brasileiro SA, ADRˆ	431,236
9,287	Repsol YPF SA, ADR	359,407
4,714	Royal Dutch Shell plc, ADRˆ	382,777

		2,466,690

Paper & Forest Products (1.0%):
14,186	MeadWestvaco Corp.	501,050

Pharmaceuticals (1.1%):
20,298	Pfizer, Inc.	519,020

Specialty Retail (4.2%):
7,978	Abercrombie & Fitch Co.	582,235
20,842	American Eagle Outfitters, Inc.	534,806
8,841	Bebe Stores, Inc.ˆ	141,544
9,265	Group 1 Automotive, Inc.ˆ	373,750
8,130	Guess?, Inc.ˆ	390,565

		2,022,900

Textiles, Apparel & Luxury Goods (2.1%):
15,838	Brown Shoe Co., Inc.ˆ	385,180
2,276	Steven Madden, Ltd.	74,562
175,000	Yue Yuen Industrial Holdings, Ltd.	542,830

		1,002,572

Wireless Telecommunication Services (3.1%):
21,940	NTT DoCoMo, Inc., ADRˆ	346,652
209,820	Vodafone Group plc	705,994
12,701	Vodafone Group plc, ADRˆ	427,135

		1,479,781

Total Common Stocks (Cost $44,944,531)		46,736,028

Collateral for Securities on Loan (27.1%):
12,942,919	Northern Trust Liquid Institutional Asset Portfolio	12,942,919

Total Collateral for Securities on Loan (Cost $12,942,919)		12,942,919

Deposit Account (1.9%):
924,385	NTRS London Deposit Account	924,385

Total Deposit Account (Cost $924,385)		924,385

Total Investment Securities (Cost $58,811,835)(a)—127.0%		60,603,332
Net Other Assets (Liabilities)—(27.0)%		(12,871,610)

Net Assets—100.0%		$47,731,722

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depository Receipt.

(a)	Cost for federal income tax purposes is $58,811,835. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,198,676
Unrealized depreciation	(1,407,179)

Net unrealized appreciation	$1,791,497

As of June 30, 2007 the fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long	Date	Amount	Value	Depreciation
Delivered US Dollars in exchange for 4,190 British Pounds	7/2/07	$8,359	$8,414	$55
Delivered US Dollars in exchange for 4,570 British Pounds	7/2/07	9,118	9,177	59
Delivered US Dollars in exchange for 5,096 British Pounds	7/2/07	10,167	10,233	66
Delivered US Dollars in exchange for 3,826 British Pounds	7/2/07	7,633	7,683	50
Delivered US Dollars in exchange for 4,435 British Pounds	7/2/07	8,846	8,904	58

The following represents the concentrations by country as based upon the total fair value of investment securities of June 30, 2007.

Country	Percentage
United States	60.6%
United Kingdom	10.4%
Hong Kong	6.6%
Canada	5.2%
Netherlands	3.0%
Germany	2.8%
Korea	2.6%
France	2.4%
Japan	2.1%
Italy	1.4%
India	1.2%
Brazil	0.9%
Spain	0.8%

Total	100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
TargetPLUS
Equity
Fund

Assets
Investment securities, at cost	$58,811,835

Investment securities, at value*	$60,603,332
Interest and dividends receivable	88,946
Receivable for capital shares issued	333,777
Receivable for forward foreign currency contracts	288
Prepaid expenses	4

Total Assets	61,026,347

Liabilities
Payable for investments purchased	271,365
Payable for return of collateral received	12,942,919
Manager fees payable	14,277
Administration fees payable	1,568
Distribution fees payable	9,166
Administrative and compliance services fees payable	395
Other accrued liabilities	54,935

Total Liabilities	13,294,625

Net Assets	$47,731,722

Net Assets Consist of:
Capital	$45,684,512
Accumulated net investment income/(loss)	252,173
Undistributed net realized gains/(losses) on investments	3,300
Net unrealized appreciation/(depreciation) on investments	1,791,737

Net Assets	$47,731,722

Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,317,237
Net Asset Value (offering and redemption price per share)	$11.06

*	Includes securities on loan of $12,642,562.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
TargetPLUS
Equity
Fund

Investment Income:
Interest	$27,135
Dividends	311,369
Income from securities lending	2,299

Total Investment Income	340,803

Expenses:
Manager fees	67,384
Administration fees	4,972
Distribution fees	28,073
Audit fees	2,060
Administrative and compliance services fees	566
Custodian fees	36,254
Legal fees	1,878
Trustees’ fees	1,095
Other expenses	22,736

Total expenses before reductions	165,018
Less expenses waived/reimbursed by the Manager	(76,307)

Total Expenses	88,711

Net Investment Income/(Loss)	252,092

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	3,300
Change in unrealized appreciation/(depreciation) on investments	1,793,873

Net Realized and Unrealized Gains/(Losses) on Investments	1,797,173

Change in Net Assets Resulting from Operations	$2,049,265

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL TargetPLUS
	Equity Fund
	Six Months Ended	December 27, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$252,092	$81
Net realized gains/(losses) on investment transactions	3,300	—
Change in unrealized appreciation/(depreciation) on investments	1,793,873	(2,136)

Change in net assets resulting from operations	2,049,265	(2,055)

Capital Transactions:
Proceeds from shares issued	45,865,813	250,000
Value of shares redeemed	(431,301)	—

Change in net assets resulting from capital transactions	45,434,512	250,000

Change in net assets	47,483,777	247,945
Net Assets:
Beginning of period	247,945	—

End of period	$47,731,722	$247,945

Accumulated net investment income/(loss)	$252,173	$81

Share Transactions:
Shares issued	4,334,497	25,000
Shares redeemed	(42,260)	—

Change in shares	4,292,237	25,000

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	December 27, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.92	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06	— *
Net Realized and Unrealized Gains/(Losses) on Investments	1.08	(0.08)

Total from Investment Activities	1.14	(0.08)

Net Asset Value, End of Period	$11.06	$9.92

Total Return**(b)	11.49%	(0.80)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$47,732	$248
Net Investment Income/(Loss)(c)	2.24%	2.98%
Expenses Before Reductions***(c)	1.47%	0.97%
Expenses Net of Reductions(c)	0.79%	0.79%
Portfolio Turnover Rate(b)	0.69%	0.00%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Equity Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL TargetPLUS Equity Fund	$12,942,919	$12,642,562

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and First Trust Advisors L.P. (“First Trust”), First Trust provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL TargetPLUS Equity Fund	0.60%	0.79%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduved the management fee to 0.45% for the period ending April 30, 2008.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2009
AZL TargetPLUS Equity Fund	$1

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $166 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Equity Fund	$44,888,781	$154,180

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL TargetPLUS Equity Fund	$—	$—	$—

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed			Total
	Ordinary	Accumulated	Unrealized	Accumulated
	Income	Earnings	Appreciation(a)	Earnings
AZL TargetPLUS Equity Fund	$81	$81	$(2,136)	$(2,055)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZL TargetPLUSSM Growth Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the applicable periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/07	6/30/07	5/1/07 - 6/30/07	5/1/07 - 6/30/07
AZL TargetPLUS Growth Fund	$1,000.00	$1,020.00	$1.50	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL TargetPLUS Growth Fund	$1,000.00	$1,020,38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007.

Percent of
Investments	net assets*
Aerospace & Defense	1.3%
Airlines	0.5
Auto Components	1.3
Automobiles	2.9
Chemicals	3.9
Commercial Banks	5.5
Commercial Services & Supplies	1.6
Communications Equipment	3.4
Computers & Peripherals	0.2
Construction & Engineering	1.5
Construction Materials	0.7
Containers & Packaging	0.2
Diversified Financial Services	1.3
Diversified Telecommunication Services	8.4
Electric Utilities	4.0
Electrical Equipment	1.5
Energy — Corporate Bonds	0.6
Energy Equipment & Services	1.6
Federal Home Loan Bank — U.S. Government Agency Mortgages	2.3
Federal Home Loan Mortgage Corporation — U.S. Government Agency Mortgages	3.1
Federal National Mortgage Association — U.S. Government Agency Mortgages	8.2
Financials — Corporate Bonds	0.8
Food & Staples Retailing	1.1
Foreign Government — Foreign Bond	0.6%
Gas Utilities	1.6
Health Care Equipment & Supplies	0.3
Household Durables	1.0
Industrial Conglomerates	4.1
Insurance	4.0
Internet & Catalog Retail	1.9
IT Services	1.0
Leisure Equipment & Products	2.0
Life Sciences, Tools & Services	0.3
Machinery	1.2
Media	1.1
Metals & Mining	3.4
Multi-Utilities	2.3
Oil, Gas & Consumable Fuels	4.1
Paper & Forest Products	0.8
Pharmaceuticals	0.9
Specialty Retail	3.4
Textiles, Apparel & Luxury Goods	1.7
U.S. Treasury Bills	1.0
U.S. Treasury Notes	3.3
Wireless Telecommunication Services	2.5
Short-Term Investments	31.1

129.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

Shares		Value
Common Stocks (78.5%):
Aerospace & Defense (1.3%):
3,458	Watson Wyatt Worldwide, Inc.ˆ	$174,560

Airlines (0.5%):
1,783	Continental Airlines, Inc., Class B*	60,390

Auto Components (1.3%):
21,149	GKN plc	167,621

Automobiles (2.9%):
1,249	DaimlerChrysler AGˆ	114,846
4,150	General Motors Corp.ˆ	156,869
1,850	Harley-Davidson, Inc.	110,279

		381,994

Chemicals (3.9%):
1,803	Albemarle Corp.	69,470
4,876	H.B. Fuller Co.ˆ	145,743
3,684	Lyondell Chemical Co.	136,750
550	OM Group, Inc.*	29,106
1,922	The Lubrizol Corp.	124,065

		505,134

Commercial Banks (5.5%):
2,418	ABN AMRO Holding NV, ADRˆ	111,035
50,000	BOC Hong Kong Holdings, Ltd.	118,863
930	Kookmin Bank, ADRˆ	81,580
11,416	Lloyds TSB Group plc	127,567
1,287	PNC Financial Services Group, Inc.	92,123
2,482	Regions Financial Corp.	82,154
3,676	Sky Financial Group, Inc.	102,413

		715,735

Commercial Services & Supplies (1.6%):
4,409	Cenveo, Inc.*	102,245
1,695	Kenexa Corp.*ˆ	63,918
1,350	TeleTech Holdings, Inc.*	43,848

		210,011

Communications Equipment (3.4%):
7,126	Polycom, Inc.*	239,434
983	Research In Motion, Ltd.*	196,590

		436,024

Computers & Peripherals (0.2%):
2,181	Rackable Systems, Inc.*	26,957

Construction & Engineering (1.5%):
2,587	Emcor Group, Inc.*	188,592

Construction Materials (0.7%):
1,993	Lafarge SA, ADRˆ	90,781

Containers & Packaging (0.2%):
729	Rock-Tenn Co.	23,124

Common Stocks, continued
Diversified Financial Services (1.3%):
1,701	ING Groep NV, ADRˆ	74,793
1,966	J.P. Morgan Chase & Co.	95,253

		170,046

Diversified Telecommunication Services (8.4%):
3,577	AT&T, Inc.	148,446
2,960	BCE, Inc., ADR	111,858
2,432	BT Group Co.	161,924
21,707	BT Group PLC	144,587
4,089	Deutsche Telekom AG, ADR	75,278
2,792	France Telecom SA, ADRˆ	76,724
2,883	Nippon Telegraph & Telephone Corp., ADRˆ	63,916
187,000	PCCW, Ltd.	114,944
2,379	Telecom Italia SPA, ADRˆ	65,327
3,472	Verizon Communications, Inc.	142,942

		1,105,946

Electric Utilities (4.0%):
1,697	E.ON AG, ADRˆ	94,421
1,520	FirstEnergy Corp.	98,389
3,387	Korea Electric Power Corp., ADRˆ	74,175
3,246	Northeast Utilities	92,057
1,844	Pinnacle West Capital Corp.	73,483
2,477	Unisource Energy Corp.ˆ	81,469

		513,994

Electrical Equipment (1.5%):
3,615	Belden CDT, Inc.ˆ	200,090

Energy Equipment & Services (1.6%):
463	Core Laboratories NV*ˆ	47,082
5,662	TETRA Technologies, Inc.*ˆ	159,669

		206,751

Food & Staples Retailing (1.1%):
21,499	Compass Group plc	148,649

Gas Utilities (1.6%):
2,369	AGL Resources, Inc.	95,897
2,104	ONEOK, Inc.ˆ	106,063

		201,960

Health Care Equipment & Supplies (0.3%):
1,271	Immucor, Inc.*	35,550

Household Durables (1.0%):
759	Kimball International, Inc., Class B	10,634
3,744	Matsushita Electric Industrial Co, Ltd., ADR	74,168
1,584	Tempur-Pedic International, Inc.ˆ	41,026

		125,828

Industrial Conglomerates (4.1%):
40,000	Cheung Kong Infrastructure Holdings, Ltd.	147,614
37,000	Citic Pacific, Ltd.	185,771

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares		Value
Common Stocks, continued
Industrial Conglomerates, continued
3,439	General Electric Co.	$131,645
633	Sequa Corp., Class A*	70,896

		535,926

Insurance (4.0%):
4,008	Aegon NV	78,757
1,914	Axa, ADR	82,379
2,055	Cincinnati Financial Corp.	89,187
1,431	Lincoln National Corp.	101,529
1,701	Sun Life Financial, Inc.ˆ	81,223
1,860	Unitrin, Inc.	91,475

		524,550

Internet & Catalog Retail (1.9%):
2,787	Nutri/System, Inc.*ˆ	194,644
696	Priceline.com, Inc.*ˆ	47,843

		242,487

IT Services (1.0%):
2,550	Infosys Technologies, Ltd., ADRˆ	128,469

Leisure Equipment & Products (2.0%):
3,062	Hasbro, Inc.	96,177
6,218	Mattel, Inc.	157,254

		253,431

Life Sciences, Tools & Services (0.3%):
914	Illumina, Inc.*ˆ	37,099

Machinery (1.2%):
2,074	Valmont Industries, Inc.ˆ	150,904

Media (1.1%):
5,999	The DIRECTV Group, Inc.*	138,637

Metals & Mining (3.4%):
1,522	Allegheny Technologies, Inc.	159,628
2,315	Barrick Gold Corp.	67,297
514	Brush Engineered Materials, Inc.*ˆ	21,583
9,382	Hecla Mining Co.*	80,122
923	POSCO, ADR	110,760

		439,390

Multi-Utilities (2.3%):
2,548	Black Hills Corp.ˆ	101,283
1,932	DTE Energy Co.	93,161
3,724	Energy East Corp.	97,159

		291,603

Oil, Gas & Consumable Fuels (4.1%):
1,394	EnCana Corp.ˆ	85,661
1,104	ENI SPA, ADR	79,874
1,928	Marathon Oil Corp.	115,604
773	Petroleo Brasileiro SA, ADRˆ	93,742
2,019	Repsol YPF SA, ADR	78,135
1,025	Royal Dutch Shell plc, ADRˆ	83,230

		536,246

Common Stocks, continued
Paper & Forest Products (0.8%):
3,084	MeadWestvaco Corp.	108,927

Pharmaceuticals (0.9%):
4,413	Pfizer, Inc.	112,840

Specialty Retail (3.4%):
1,734	Abercrombie & Fitch Co.	126,547
4,531	American Eagle Outfitters, Inc.	116,265
1,922	Bebe Stores, Inc.ˆ	30,771
2,014	Group 1 Automotive, Inc.ˆ	81,245
1,767	Guess?, Inc.	84,887

		439,715

Textiles, Apparel & Luxury Goods (1.7%):
3,443	Brown Shoe Co., Inc.ˆ	83,734
495	Steven Madden, Ltd.	16,216
38,000	Yue Yuen Industrial Holdings, Ltd.	117,872

		217,822

Wireless Telecommunication Services (2.5%):
4,770	NTT DoCoMo, Inc., ADR	75,366
45,875	Vodafone Group plc	154,359
2,761	Vodafone Group plc, ADR	92,852

		322,577

Total Common Stocks (Cost $8,832,105)		10,170,360

U.S. Government Agency Mortgages (13.6%):
Federal Home Loan Bank (2.3%):
$100,000	5.18%, 7/20/07(a)	99,721
200,000	5.20%, 9/21/07(a)	197,705

		297,426

Federal Home Loan Mortgage Corporation (3.1%):
300,000	5.19%, 7/30/07(a)	298,736
100,000	5.26%, 8/13/07(a)	99,411

		398,147

Federal National Mortgage Association (8.2%):
300,000	5.18%, 7/25/07(a)	299,003
100,000	5.19%, 8/10/07(a)	99,412
200,000	5.21%, 9/19/07(a)	197,762
499,471	5.00%, 5/1/37(a)	468,000

		1,064,177

Total U.S. Government Agency Mortgages (Cost $1,774,212)		1,759,750

U.S. Treasury Obligations (4.3%):
U.S. Treasury Bills (1.0%):
50,000	4.62%, 8/30/07(a)	49,627
75,000	4.54%, 9/13/07(a)	74,309

		123,936

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares		Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (3.3%):
200,000	4.00%, 2/15/14(a)	$189,328
200,000	4.75%, 5/15/14	197,500
50,000	Treasury Inflation Protection Index, 2.00%, 1/15/26ˆ	47,162

		433,990

Total U.S. Treasury Obligations (Cost $554,184)		557,926

Corporate Bonds (1.4%):
Energy (0.6%):
60,000	Gazprom Capital, 8.63%, 4/28/34	74,979

Financials (0.8%):
100,000	Oesterreichische Kontrolbank, 5.33%, 7/6/07,(a)	99,911

Total Corporate Bonds (Cost $176,355)		174,890

Collateral for Securities on Loan (22.5%):
2,921,341	Northern Trust Institutional Liquid Asset Portfolio	2,921,341

Collateral for Securities on Loan, continued
Total Collateral for Securities on Loan (Cost $2,921,341)		2,921,341

Deposit Account (7.8%):
1,010,346	NTRS London Deposit Account	1,010,346

Total Deposit Account (Cost $1,010,346)		1,010,346

Repurchase Agreement (0.8%):
$100,000	US Treasury 4.00%, 7/2/07	100,000

Total Repurchase Agreement (Cost $100,000)		100,000

Foreign Bond (0.6%):
Foreign Government (0.6%):
500,000	Republic of South Africa, 9.20%, 8/31/10,(a)	78,258

Total Foreign Bond (Cost $78,984)		78,258

Total Investment Securities (Cost $15,447,527)(b)—129.5%		16,772,871
Net Other Assets (Liabilities)—(29.5)%		(3,818,930)

Net Assets—100.0%		$12,953,941

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $15,459,356. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$1,597,250
Unrealized depreciation	(283,735)

Net unrealized appreciation	$1,313,515

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

The following represents the concentrations by country of risk based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	74.7%
United Kingdom	6.6%
Hong Kong	4.2%
Canada	3.3%
Netherlands	1.9%
Germany	1.7%
Korea	1.6%
France	1.5%
Japan	1.3%
Italy	0.9%
India	0.8%
Brazil	0.6%
South Africa	0.5%
Spain	0.4%

100.0%

As of June 30, 2007, the fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long	Date	Amount	Value	Depreciation
Received 28,388 British Pounds in exchange for US. Dollars	7/3/07	$56,838	$56,998	$160
Received 404,137 Hong Kong Dollars in exchange for US Dollars	7/3/07	51,725	51,691	(34)

Securities with an aggregate market value of $123,936 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

				Unrealized
		Expiration	# of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
90-Day Eurodollar June Futures	Long	6/16/2008	9	$2,498
90-Day Eurodollar September Futures	Long	9/15/2008	1	2,150
90-Day Eurodollar December Futures	Long	12/17/2007	1	525
90-Day Eurodollar December Futures	Long	12/15/2008	1	100
U.S. Treasury 10-Year Note June Futures	Long	9/19/2007	(2)	(1,719)

				$3,554

Interest Rate Swaps

						Unrealized
	Floating	Pay/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Deutsche Bank Group	3-Month USD Libor	Receive	5.00%	12/19/2007	$750,000	$5,403

						$5,403

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Bank of America	Bank of America	Sell	2.75%	6/20/12	$300,000	$(8,595)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06%	5/20/17	300,000	(917)
Lehman Brothers	Pemex Project Funding	Sell	0.58%	5/20/17	150,000	(737)
Barclays Bank	Gazprom	Sell	0.83%	6/20/17	75,000	(357)
Lehman Brothers	Lehman Brothers	Sell	0.35%	6/20/12	200,000	(530)

						$(10,912)

Written options outstanding on June 30, 2007:

	Exercise	Expiration	# of
Description	Price	Date	Contracts	Premium	Value
Call—U.S. Treasury 10-Year Note September Futures	107	8/24/07	1	$(184)	$(266)
Put—U.S. Treasury 10-Year Note September Futures	104	8/24/07	1	(341)	(218)

				$(525)	$(484)

See accompanying notes to financial statements

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
TargetPLUS
Growth
Fund

Assets
Investment securities, at cost	$15,447,527

Investment securities, at value*	$16,672,871
Repurchase agreements, at cost	100,000

Total Investments, at value	16,772,871

Interest and dividends receivable	32,535
Receivable for capital shares issued	112,430
Receivable for forward foreign currency contracts	160
Unrealized appreciation on interest rate swaps	5,023
Swap premiums paid	2,092
Receivable for variation margin on futures contracts	1,475

Total Assets	16,926,586

Liabilities
Options written, at value (premiums received $525)	484
Cash overdraft	99,980
Payable for investments purchased	886,798
Payable for capital shares redeemed	4
Payable for return of collateral received	2,921,341
Payable for forward foreign currency contracts	34
Unrealized depreciation on credit default swaps	11,112
Swap premiums received	43,588
Manager fees payable	2,061
Administration fees payable	430
Distribution fees payable	2,511
Administrative and compliance services fees payable	108
Other accrued liabilities	4,194

Total Liabilities	3,972,645

Net Assets	$12,953,941

Net Assets Consist of:
Capital	$12,735,471
Accumulated net investment income/(loss)	50,635
Accumulated net realized gains/(losses) on investment transactions	(1,152,721)
Net unrealized appreciation/(depreciation) on investments	1,320,556

Net Assets	$12,953,941

Shares of beneficial interest (unlimited number of shares authorized, no par value)	1,270,384
Net Asset Value (offering and redemption price per share)	$10.20

*	Includes securities on loan of $2,908,451.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Period Ended June 30, 2007(a)
(Unaudited)

AZL
TargetPLUS
Growth
Fund

Investment Income:
Interest	$23,747
Dividends	43,634
Income from securities lending	434

Total Investment Income	67,815

Expenses:
Manager fees	10,038
Administration fees	1,243
Distribution fees	4,826
Audit fees	198
Administrative and compliance services fees	118
Custodian fees	2,941
Legal fees	161
Trustees’ fees	121
Other expenses	696

Total expenses before reductions	20,342
Less expenses voluntarily waived/reimbursed by the Manager	(3,162)

Net Expenses	17,180

Net Investment Income/(Loss)	50,635

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(1,122,524)
Net realized gains/(losses) on swap agreements	(28,940)
Net realized gains/(losses) on futures transactions	(1,257)
Change in unrealized appreciation/(depreciation) on investments	1,320,556

Net Realized and Unrealized Gains/(Losses) on Investments	167,835

Change in Net Assets Resulting from Operations	$218,470

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL TargetPLUS
Growth Fund
May 1, 2007 to
June 30,
2007(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$50,635
Net realized gains/(losses) on investments	(1,152,721)
Change in unrealized appreciation/(depreciation) on investments	1,320,556

Change in net assets resulting from operations	218,470

Capital Transactions:
Proceeds from shares issued	12,978,690
Value of shares redeemed	(243,219)

Change in net assets resulting from capital transactions	12,735,471

Change in net assets	12,953,941
Net Assets:
Beginning of period	—

End of period	$12,953,941

Accumulated net investment income/(loss)	$50,635

Share Transactions:
Shares issued	1,294,252
Shares redeemed	(23,868)

Change in shares	1,270,384

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

May 1, 2007 to
June 30, 2007(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.16

Total from Investment Activities	0.20

Net Asset Value, End of Period	$10.20

Total Return*(b)	2.00%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$12,954
Net Investment Income/(Loss)(c)	2.62%
Expenses Before Reductions**(c)	1.05%
Expenses Net of Reductions(c)	0.89%
Portfolio Turnover Rate(b)	10.00%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Growth Fund (the “Fund”), commenced operations on May 1, 2007. The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Transactions in options written during the period ended June 30, 2007, were as follows:

Number of
Written Option Transactions	Contracts	Premiums
Options outstanding at May 1, 2007	—	$—
Options written	(2)	(525)
Options exercised	—	—
Options bought back	—	—
Options expired	—	—

Options outstanding at June 30, 2007	(2)	$(525)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL TargetPLUS Growth Fund	$2,969,408	$2,908,451

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Repurchase Agreements at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two money management organizations (the “Subadvisers”), First Trust Advisors L.P. (“First Trust”) which is independent of the Manager, and Pacific Investment Management Company LLC (“PIMCO”) which is an affiliate of the Manager, to make investment decisions on behalf of the Fund. Pursuant to seperate subadvisory agreements between the Manager and First Trust and between the Manager PIMCO, First Trust and PIMCO provide investment advisory services as the Subadvisers for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.”’ For its services, the Subadvisers are entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL TargetPLUS Growth Fund	0.52%	0.89%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Growth Fund	$10,905,851	$987,805

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) consists of 40 separate investment portfolios as of June 30, 2007 (collectively, the “Funds”), each of which is a series of the Trust. The Trust’s investment manager, Allianz Life Advisers, LLC (the “Manager”), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust’s Board of Trustees (the “Board” or the “Trustees”) receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. The AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund (the “TargetPLUS Funds”) are offered only as investment options for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board’s regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a “watch” list that it maintains, or remove a subadviser from the list. The Manager uses an approach in its evaluation of subadvisers that is based in part on objective criteria and in part on subjective judgment. In assessing the ability of the Manager and the subadviser(s) (together, the “Advisory Organizations”) to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

As required by the Investment Company Act of 1940 (the “1940 Act”), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust’s investment management agreement with the Manager (the “Advisory Agreement”) and (2) the investment advisory agreement with the subadviser(s) recommended by the Manager for the proposed fund. The Board’s decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund’s investment objectives; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services, including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services, LLC, an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from the Trust for acting as securities lending agent for seven of the Funds, not including the TargetPLUS Funds.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

independent Board members (the “Independent Trustees”) are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization’s investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund’s expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

In seeking to achieve each TargetPLUS Fund’s investment objective, the Manager allocates each Fund’s assets between the Fund’s equity portfolio (the “Equity Portfolio”) and the Fund’s fixed income portfolio (the “Fixed Income Portfolio”) in pursuit of a balanced investment program. For each TargetPLUS Fund, the Manager will allocate a varying percentage of the Fund’s assets to the Equity Portfolio and the remaining balance of the Fund’s assets to the Fixed Income Portfolio. First Trust Advisors L.P. (“First Trust”) serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC (“PIMCO”) serves as the Subadviser for the Fixed Income Portfolio. PIMCO is an affiliated person of the Manager, and is the subadviser for the AZL PIMCO Fundamental IndexPLUS Total Return Fund, which is also a series of the Trust.

At a telephonic meeting held February 16, 2007 and at an “in person” meeting held on February 24, 2007, the Board considered the recommendation of the Manager (1) to establish the TargetPLUS Funds as new series or investment portfolios of the Trust and (2) to approve First Trust and PIMCO as the subadvisers of such Funds. At the February, 2007 meetings, the Trustees reviewed materials furnished by the Manager pertaining to First Trust and PIMCO. At the February 24, 2007 meeting, the Trustees unanimously approved the subadvisory agreements with First Trust and PIMCO (the “Subadvisory Agreements”) and the Advisory Agreement (collectively, the “Agreements”).

The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the Funds. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, First Trust, or PIMCO. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. The independent (“disinterested”) Trustees also had the opportunity to discuss the proposed Agreements with such counsel in an executive session at which no representatives of the Manager were present. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the TargetPLUS Funds. The Board’s decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Manager, First Trust, and PIMCO.  The Board noted that the Manager, subject to the control of the Board, will administer the TargetPLUS Funds’ business and other affairs, and will be responsible for monitoring First Trust’s and PIMCO’s day-to-day management of the TargetPLUS Funds’ investments. The Board also noted that the Manager will be responsible for allocating such Funds’ assets between their Equity Portfolio and Fixed Income Portfolio.

The Board noted that the Manager will also provide the TargetPLUS Funds with such administrative, compliance, and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the TargetPLUS Funds) and executive and other personnel as will be necessary for the operation of the TargetPLUS Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates, except for the Trust’s Chief Compliance Officer.

The Board considered the scope and quality of services provided by the Manager and the Trust’s various subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust’s subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of the Manager’s administrative and other services in the fourth quarter of 2006, including its role in coordinating the activities of the Funds’ other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the TargetPLUS Funds under the Advisory Agreement.

In deciding to approve First Trust and PIMCO as the Funds’ subadvisers, the Board considered particularly the experience and track record of their investment management personnel. The Board also noted their investment infrastructure as well as the risk profiles of their investment processes. Specifically, the Board determined that, based upon the Manager’s report, selecting First Trust and PIMCO as subadvisers would likely benefit the TargetPLUS Funds and their shareholders.

In reviewing the other various matters listed above, the Board concluded that First Trust and PIMCO were recognized firms capable of competently managing the TargetPLUS Funds; that the nature, extent, and quality of services that First Trust and PIMCO could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the TargetPLUS Funds; that the services contemplated by the Subadvisory Agreements are substantially similar to those provided under the subadvisory agreements with the Trust’s other subadvisers; that the Subadvisory Agreements contain provisions generally comparable to those of other subadvisory agreements for other mutual funds; that First Trust and PIMCO were staffed with a number of qualified personnel; and that the investment performance of First Trust and PIMCO was at least satisfactory.

(2) The investment performance of First Trust and PIMCO.  The Board received information at an “in-person” meeting held on November 29, 2006 about the performance of the passive quantitative investment strategies that First Trust will use to manage the Equity Portfolio of the TargetPLUS Funds. (At the November 29, 2006 meeting, the Board approved First Trust as the subadviser to the AZL TargetPLUS Equity Fund and the AZL First Trust Target Double Play Fund, which are also series of the Trust). The performance information, which covered the quarter, year-to-date, and one-, two-, three-, four-, five-, and ten-year periods ended June 30, 2006, included (a) back tested gross returns, (b) back tested gross performance versus an appropriate benchmark, and (c) back tested gross performance relative to a peer group of comparable funds. The Board also received actual historical performance information for various time periods for accounts managed by First Trust using certain strategies that will be used in managing the TargetPLUS Funds. On the basis of the information presented, the Board concluded that First Trust’s future investment performance was expected to be acceptable.

At the February 2007 meetings, the Board received information setting forth hypothetical information on performance of the Fixed Income Portfolio (based on another comparable fund managed by PIMCO). The performance information, which covered the quarter, year-to-date, and one-, two-, three-, four-, five-, and ten-year periods ended June 30, 2006, included (a) back tested gross returns, (b) back tested gross performance versus an appropriate benchmark, and (c) back tested gross performance relative to a peer group of comparable funds. On the basis of the information presented, the Board concluded that PIMCO’s future investment performance was expected to be acceptable.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

(3) The costs of services to be provided and profits to be realized by the Manager, First Trust, PIMCO and their respective affiliates from their relationships with the Funds.  The Manager presented to the Board the proposed advisory fees for the TargetPLUS Funds and information setting forth “contractual” advisory fees and “actual” advisory fees after taking expense caps into account. The Manager proposed to cap the expenses of the TargetPLUS Funds. Based on the information provided, the “actual” advisory fees payable by the TargetPLUS Funds are below the median level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the TargetPLUS Funds were not unreasonable.

The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. After being capped by the Manager, the “total expense ratio” of the Funds will be below the median for generally comparable funds.

The Manager has committed to providing the TargetPLUS Funds with a high quality of service and to working to reduce expenses over time, particularly as the TargetPLUS Funds grow larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2006, the Board concluded that the proposed expense ratios and profitability to the Manager for the TargetPLUS Funds were not unreasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with First Trust and noted that it was the result of arm’s length negotiations between the Manager and First Trust. Based upon its review, the Board concluded that the fees proposed to be paid to First Trust were reasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with PIMCO, the fee to be paid to the Manager under the Advisory Agreement (out of which the Manager will pay PIMCO), and information provided by PIMCO on estimated profitability. PIMCO stated however that it does not calculate profitability on an account-by-account basis, and referred to the complexity in allocating certain costs, such as overhead and the resources required to manage a particular fund. Based upon the information provided, the Trustees determined there was no evidence that the fees to be paid PIMCO were unreasonable, or that the level of PIMCO’s profitability attributable to subadvising the TargetPLUS Funds will be excessive.

(4) and (5) The extent to which economies of scale would be realized as the TargetPLUS Funds grow, and whether fee levels reflect these economies of scale.  The Board noted that the fee schedule for the TargetPLUS Funds in the Advisory Agreement does not contain any “breakpoints” and that accordingly, the TargetPLUS Funds and their shareholders will not benefit directly from the possibility that the Manager may realize certain economies of scale as the TargetPLUS Funds grow larger. The Board noted that the fee schedule in the Subadvisory Agreement with First Trust contains a “breakpoint” and that accordingly, the Manager would benefit in the event that the combined assets of the Equity Portfolios of the TargetPLUS Funds exceed $250 million, at which time the Manager would retain a greater portion of the fees it receives under the Advisory Agreement for managing the TargetPLUS Funds. The Board noted that the fee schedule in the Subadvisory Agreement with PIMCO does not contain a “breakpoint.”

The Board noted that in the fund industry as a whole, as well as among funds similar to the TargetPLUS Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Advisory Agreement and in the Subadvisory Agreement with PIMCO was acceptable.

The Board will receive quarterly reports on the level of assets in the TargetPLUS Funds. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2007, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZL TargetPLUSSM Moderate Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	5/1/07	6/30/07	5/1/07 - 6/30/07	5/1/07 - 6/30/07
AZL TargetPLUS Moderate Fund	$1,000.00	$1,012.00	$1.50	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period shown in the table divided by the number of days in the fiscal year (to reflect the period shown in the table).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL TargetPLUS Moderate Fund	$1,000.00	$1,020.38	$4.46	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Moderate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace & Defense	1.2%
Airlines	0.4
Auto Components	1.1
Automobiles	2.6
Chemicals	3.4
Commercial Banks	4.8
Commercial Services & Supplies	1.4
Communications Equipment	2.9
Computers & Peripherals	0.2
Construction & Engineering	1.3
Construction Materials	0.6
Containers & Packaging	0.2
Diversified Financial Services	1.1
Diversified Telecommunication Services	7.5
Electric Utilities	3.4
Electrical Equipment	1.3
Energy — Corporate Bonds	1.0
Energy Equipment & Services	1.4
Federal Home Loan Bank — U.S. Government Agency Mortgages	6.8
Federal Home Loan Mortgage Corporation — U.S. Government Agency Mortgages	8.3
Federal National Mortgage Association — U.S. Government Agency Mortgages	12.0
Financials — Corporate Bonds	1.4
Food & Staples Retailing	1.0
Foreign Government — Foreign Bond	1.1
Gas Utilities	1.4
Health Care Equipment & Supplies	0.2
Household Durables	0.8
Industrial Conglomerates	3.6
Insurance	3.5
Internet & Catalog Retail	1.6
IT Services	0.9
Leisure Equipment & Products	1.7
Life Sciences, Tools & Services	0.2
Machinery	1.0
Media	0.9
Metals & Mining	2.9
Multi-Utilities	2.0
Oil, Gas & Consumable Fuels	3.6
Paper & Forest Products	0.7
Pharmaceuticals	0.8
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	1.5
Wireless Telecommunication Services	2.2
U.S. Treasury Bills	1.0
U.S. Treasury Notes	5.5
Short-Term Investments	30

135.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

Shares		Value
Common Stocks (68.3%):
Aerospace & Defense (1.2%):
1,680	Watson Wyatt Worldwide, Inc.	$84,806

Airlines (0.4%):
866	Continental Airlines, Inc., Class B*	29,331

Auto Components (1.1%):
10,253	GKN plc	81,262

Automobiles (2.6%):
607	DaimlerChrysler AG	55,814
2,016	General Motors Corp.	76,205
899	Harley-Davidson, Inc.	53,589

		185,608

Chemicals (3.4%):
876	Albemarle Corp.	33,752
2,369	H.B. Fuller Co.	70,809
1,789	Lyondell Chemical Co.	66,408
267	OM Group, Inc.*	14,130
934	The Lubrizol Corp.	60,290

		245,389

Commercial Banks (4.8%):
1,175	ABN AMRO Holding NV, ADR	53,956
24,000	BOC Hong Kong Holdings, Ltd.	57,054
452	Kookmin Bank, ADR	39,649
5,534	Lloyds TSB Group plc	61,839
625	PNC Financial Services Group, Inc.	44,738
1,206	Regions Financial Corp.	39,919
1,786	Sky Financial Group, Inc.	49,758

		346,913

Commercial Services & Supplies (1.4%):
2,142	Cenveo, Inc.*	49,673
823	Kenexa Corp.*	31,035
656	TeleTech Holdings, Inc.*	21,307

		102,015

Communications Equipment (2.9%):
3,462	Polycom, Inc.*	116,323
478	Research In Motion, Ltd.*	95,595

		211,918

Computers & Peripherals (0.2%):
1,060	Rackable Systems, Inc.*	13,102

Construction & Engineering (1.3%):
1,257	Emcor Group, Inc.*	91,635

Construction Materials (0.6%):
968	Lafarge SA, ADR	44,092

Containers & Packaging (0.2%):
354	Rock-Tenn Co.	11,229

Common Stocks, continued
Diversified Financial Services (1.1%):
826	ING Groep NV, ADR	36,319
955	J.P. Morgan Chase & Co.	46,270

		82,589

Diversified Telecommunication Services (7.5%):
1,738	AT&T, Inc.	72,127
1,438	BCE, Inc., ADR	54,342
1,181	BT Group Co.	78,632
10,523	BT Group PLC	70,092
1,987	Deutsche Telekom AG, ADR	36,581
1,356	France Telecom SA, ADR	37,263
1,400	Nippon Telegraph & Telephone Corp., ADR	31,038
91,000	PCCW, Ltd.	55,935
1,156	Telecom Italia SPA, ADR	31,744
1,687	Verizon Communications, Inc.	69,454

		537,208

Electric Utilities (3.4%):
824	E.ON AG, ADR	45,847
739	FirstEnergy Corp.	47,834
1,645	Korea Electric Power Corp., ADR	36,026
1,577	Northeast Utilities	44,724
896	Pinnacle West Capital Corp.	35,706
1,203	Unisource Energy Corp.	39,567

		249,704

Electrical Equipment (1.3%):
1,756	Belden CDT, Inc.	97,195

Energy Equipment & Services (1.4%):
225	Core Laboratories NV*	22,880
2,751	TETRA Technologies, Inc.*	77,578

		100,458

Food & Staples Retailing (1.0%):
10,422	Compass Group plc	72,060

Gas Utilities (1.4%):
1,151	AGL Resources, Inc.	46,592
1,022	ONEOK, Inc.	51,520

		98,112

Health Care Equipment & Supplies (0.2%):
617	Immucor, Inc.*	17,257

Household Durables (0.8%):
368	Kimball International, Inc., Class B	5,156
1,819	Matsushita Electric Industrial Co, Ltd., ADR	36,034
770	Tempur-Pedic International, Inc.	19,943

		61,133

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares		Value
Common Stocks, continued
Industrial Conglomerates (3.6%):
19,000	Cheung Kong Infrastructure Holdings, Ltd.	$70,117
18,000	Citic Pacific, Ltd.	90,375
1,670	General Electric Co.	63,928
307	Sequa Corp., Class A*	34,384

		258,804

Insurance (3.5%):
1,947	Aegon NV	38,259
930	Axa, ADR	40,027
998	Cincinnati Financial Corp.	43,313
695	Lincoln National Corp.	49,310
827	Sun Life Financial, Inc.	39,489
904	Unitrin, Inc.	44,459

		254,857

Internet & Catalog Retail (1.6%):
1,354	Nutri/System, Inc.*	94,563
338	Priceline.com, Inc.*	23,234

		117,797

IT Services (0.9%):
1,239	Infosys Technologies, Ltd., ADR	62,421

Leisure Equipment & Products (1.7%):
1,488	Hasbro, Inc.	46,738
3,020	Mattel, Inc.	76,376

		123,114

Life Sciences, Tools & Services (0.2%):
444	Illumina, Inc.*	18,022

Machinery (1.0%):
1,008	Valmont Industries, Inc.	73,342

Media (0.9%):
2,914	The DIRECTV Group, Inc.*	67,343

Metals & Mining (2.9%):
740	Allegheny Technologies, Inc.	77,611
1,125	Barrick Gold Corp.	32,704
250	Brush Engineered Materials, Inc.*	10,498
4,558	Hecla Mining Co.*	38,925
448	POSCO, ADR	53,760

		213,498

Multi-Utilities (2.0%):
1,238	Black Hills Corp.	49,210
939	DTE Energy Co.	45,279
1,809	Energy East Corp.	47,197

		141,686

Oil, Gas & Consumable Fuels (3.6%):
677	EnCana Corp.	41,602
536	ENI SPA, ADR	38,780
937	Marathon Oil Corp.	56,182
Common Stocks, continued
Oil & Gas & Consumable Fuels, continued
376	Petroleo Brasileiro SA, ADR	45,597
981	Repsol YPF SA, ADR	37,965
498	Royal Dutch Shell plc, ADR	40,438

		260,564

Paper & Forest Products (0.7%):
1,498	MeadWestvaco Corp.	52,909

Pharmaceuticals (0.8%):
2,144	Pfizer, Inc.	54,822

Specialty Retail (3.0%):
843	Abercrombie & Fitch Co.	61,522
2,201	American Eagle Outfitters, Inc.	56,478
934	Bebe Stores, Inc.	14,953
979	Group 1 Automotive, Inc.	39,493
859	Guess?, Inc.	41,266

		213,712

Textiles, Apparel & Luxury Goods (1.5%):
1,673	Brown Shoe Co., Inc.	40,687
240	Steven Madden, Ltd.	7,862
19,000	Yue Yuen Industrial Holdings, Ltd.	58,937

		107,486

Wireless Telecommunication Services (2.2%):
2,317	NTT DoCoMo, Inc., ADR	36,609
22,239	Vodafone Group plc	74,828
1,341	Vodafone Group plc, ADR	45,098

		156,535

Total Common Stocks (Cost $4,274,750)		4,939,928

U.S. Government Agency Mortgages (27.1%):
Federal Home Loan Bank (6.8%):
$200,000	5.175%, 7/20/07(a)	199,442
300,000	5.20%, 9/21/07(a)	296,557

		495,999

Federal Home Loan Mortgage Corporation (8.3%):
300,000	5.19%, 7/30/07(a)	298,736
180,000	5.27%, 8/13/07(a)	178,839
25,000	5.28%, 9/12/07(a)	24,739
100,000	5.29%, 10/19/07(a)	98,444

		600,758

Federal National Mortgage Association (12.0%):
300,000	5.18%, 7/25/07(a)	299,003
100,000	5.19%, 8/10/07(a)	99,412
499,471	5.00%, 5/1/37	468,000

		866,415

Total U.S. Government Agency Mortgages (Cost $1,977,736)		1,963,172

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares		Value
U.S. Treasury Obligations (6.5%):
U.S. Treasury Bills (1.0%):
35,000	4.62%, 8/30/07(a)	$34,739
40,000	4.66%, 9/13/07(a)	39,631

		74,370

U.S. Treasury Notes (5.5%):
210,000	4.00%, 2/15/14	198,795
200,000	4.75%, 5/15/14	197,500

		396,295

Total U.S. Treasury Obligations (Cost $467,895)		470,665

Corporate Bonds (2.4%):
Energy (1.0%):
60,000	Gazprom Capital, 8.63%, 4/28/34	74,979

Financials (1.4%):
100,000	Oesterreichische Kontrolbank, 5.33%, 7/6/07, (a)	99,911
Total Corporate Bonds (Cost $173,357)		174,890

Collateral for Securities on Loan (20.8%):
1,507,797	Northern Trust Institutional Liquid Asset Portfolio	1,507,797

Collateral for Securities on Loan, continued
Total Collateral for Securities on Loan (Cost $1,507,797)		1,507,797

Deposit Account (7.8%):
568,488	NTRS London Deposit Account	568,488

Total Deposit Account (Cost $568,488)		568,488

Repurchase Agreement (1.4%):
100,000	US Treasury, 4.00%, 7/2/07	100,000

Total Repurchase Agreement (Cost $100,000)		100,000

Foreign Bond (1.1%):
Foreign Government (1.1%):
500,000	Republic of South Africa, 9.20%, 8/31/10, (a)	78,258

Total Foreign Bond (Cost $78,984)		78,258

Total Investment Securities (Cost $9,149,007)(b)—135.4%		9,803,198
Net Other Assets (Liabilities)—(35.4)%		(2,561,175)

Net Assets—100.0%		$7,242,023

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ADR—American Depository Receipt.

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $9,155,591. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$795,301
Unrealized depreciation	(147,694)

Net unrealized appreciation	$647,607

 As of June 30, 2007 the fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Long	Date	Amount	Value	Depreciation
Delivered US Dollars in exchange for 32,680 British Pounds	7/3/07	$65,433	$65,617	$184
Delivered US Dollars in exchange for 462,475 Hong Kong Dollars	7/3/07	59,192	59,153	(39)

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

The following represents the concentrations by country as based upon the total fair value of investment securities of June 30, 2007.

Country	Percentage
United States	82.1%
United Kingdom	4.6%
Hong Kong	2.9%
Canada	2.3%
Netherlands	1.3%
Germany	1.2%
Korea	1.1%
France	1.1%
Japan	0.9%
South Africa	0.7%
Italy	0.6%
India	0.5%
Brazil	0.4%
Spain	0.3%

Total	100.0%

Securities with an aggregate market value of $74,370 have been segregated with the custodian to cover margin requirements for the following open futures contracts on June 30, 2007:

				Unrealized
		Expiration	# of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
90-Day Eurodollar March Futures	Long	3/17/08	1	$1,050
90-Day Eurodollar June Futures	Long	6/16/08	7	1,825
90-Day Eurodollar September Futures	Long	9/15/08	1	525
90-Day Eurodollar December Futures	Long	12/17/07	1	100
90-Day Eurodollar December Futures	Long	12/15/08	1	813
U.S. Treasury 10-Year Note June Futures	Short	9/19/07	(2)	(2,313)

				$2,000

Interest Rate Swaps

						Unrealized
	Floating	Pay/Receive	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Deutsche Bank Group	3-Month USD Libor	Receive	5.00%	12/19/07	$800,000	$5,403

						$5,403

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Swap agreements outstanding on June 30, 2007:

Credit Default Swaps

						Unrealized
	Reference	Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Barclays Bank	Barclays Bank	Sell	0.83%	6/20/17	$80,000	$(357)
Bank of America	Bank of America	Sell	2.75%	6/20/12	300,000	(8,595)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06%	5/20/17	400,000	(917)
Lehman Brothers	Pemex Project Funding	Sell	0.58%	5/20/17	200,000	(735)
Lehman Brothers	Lehman Brothers	Sell	0.35%	6/20/12	200,000	(530)

						$(11,134)

Written options outstanding on June 30, 2007:

	Exercise	Expiration	# of
Description	Price	Date	Contracts	Premium	Value
Call—U.S. Treasury 10-Year Note September Futures	107.0	8/24/2007	1	$(184)	$(266)
Put—U.S. Treasury 10-Year Note September Futures	104.0	8/24/2007	1	(341)	(218)

				$(525)	$(484)

See accompanying notes to financial statements

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
TargetPLUS
Moderate
Fund

Assets
Investment securities, at cost	$9,049,007

Investment securities, at value*ˆ	$9,703,198
Repurchase agreements, at cost	100,000

Total Investments, at value	9,803,198

Interest and dividends receivable	22,140
Receivable for capital shares issued	10,477
Receivable for forward foreign currency contracts	184
Unrealized appreciation on interest rate swaps	5,403
Swap premiums paid	2,092
Receivable from Manager	70
Receivable for variation margin on futures contracts	1,550

Total Assets	9,845,114

Liabilities
Options written, at value (premiums received $525)	484
Cash overdraft	104,859
Payable for investments purchased	744,841
Payable for capital shares redeemed	6
Payable for return of collateral received	1,507,797
Payable for forward foreign currency contracts	39
Unrealized depreciation on credit default swaps	11,134
Swap premiums received	46,537
Administration fees payable	252
Distribution fees payable	1,473
Administrative and compliance services fees payable	63
Other accrued liabilities	3,605

Total Liabilities	2,421,090

Net Assets	$7,424,024

Net Assets Consist of:
Capital	$7,343,672
Accumulated net investment income/(loss)	31,961
Net realized gains/(losses) on investment transactions	(602,445)
Net unrealized appreciation/(depreciation) on investments	650,835

Net Assets	$7,424,023

Shares of beneficial interest (unlimited number of shares authorized, no par value)	733,361
Net Asset Value (offering and redemption price per share)	$10.12

*	Includes securities on loan of $1,477,595.

ˆ	Includes investment in affiliate of $1,507,597.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Period Ended June 30, 2007(a)
(Unaudited)

AZL
TargetPLUS
Moderate
Fund

Investment Income:
Interest	$20,838
Dividends	21,033
Income from securities lending	296

Total Investment Income	42,167

Expenses:
Manager fees	5,963
Administration fees	966
Distribution fees	2,867
Audit fees	109
Administrative and compliance services fees	69
Custodian fees	2,810
Legal fees	89
Trustees’ fees	67
Other expenses	399

Total expenses before reductions	13,339
Less expenses voluntarily waived/reimbursed by the Manager	(3,133)

Net Expenses	10,206

Net Investment Income/(Loss)	31,961

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(569,862)
Net realized gains/(losses) on swap agreements	(30,438)
Net realized gains/(losses) on futures transactions	(2,145)
Change in unrealized appreciation/(depreciation) on investments	650,835

Net Realized and Unrealized Gains/(Losses) on Investments	48,390

Change in Net Assets Resulting from Operations	$80,351

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

AZL TargetPLUS
Moderate Fund
May 1, 2007 to
June 30, 2007(a)
(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$31,961
Net realized gains/(losses) on investment transactions	(602,445)
Change in unrealized appreciation/(depreciation) on investments	650,835

Change in net assets resulting from operations	80,351

Capital Transactions:
Proceeds from shares issued	7,347,506
Value of shares redeemed	(3,834)

Change in net assets resulting from capital transactions	7,343,672

Change in net assets	7,424,023
Net Assets:
Beginning of period	—

End of period	$7,424,023

Accumulated net investment income/(loss)	$31,961

Share Transactions:
Shares issued	733,742
Shares redeemed	(381)

Change in shares	733,361

(a)	For the Period May 1, 2007 (commencement of operations) to June 30, 2007.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Financial Highlights
(Selected data for a share outstanding throughout the period indicated)

May 1, 2007 to
June 30,
2007(a)
(Unaudited)

Net Asset Value, Beginning of Period	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.08

Total from Investment Activities	0.12

Net Asset Value, End of Period	$10.12

Total Return*(b)	1.20%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$7,424
Net Investment Income/(Loss)(c)	2.79%
Expenses Before Reductions**(c)	1.16%
Expenses Net of Reductions(c)	0.89%
Portfolio Turnover Rate(b)	12.00%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Moderate Fund (the “Fund”), commenced operations on May 1, 2007. The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Transactions in options written during the period ended June 30, 2007, were as follows:

Number of
Written Option Transactions	Contracts	Premiums
Options outstanding at May 1, 2007	—	$—
Options written	(2)	(525)
Options exercised	—	—
Options bought back	—	—
Options expired	—	—

Options outstanding at June 30, 2007	(2)	$(525)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL TargetPLUS Moderate Fund	$1,507,797	$1,477,595

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two money management organizations (the “Subadvisers”), First Trust Advisors L.P. (“First Trust”) which is independent of the Manager, and Pacific Investment Management Company LLC (“PIMCO”) which is an affiliate of the Manager, to make investment decisions on behalf of the Fund. Pursuant to seperate subadvisory agreements between the Manager and First Trust and between the Manager and PIMCO, First Trust and PIMCO provide investment advisory services as the Subadvisers for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

“Manager fees.” For its services, the Subadvisers are entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL TargetPLUS Moderate Fund	0.52%	0.89%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

$20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $7 to affiliated broker/dealers of the Manager or Subadvisers on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Moderate Fund	$5,835,696	$733,946

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

The Allianz Variable Insurance Products Trust (the “Trust”) consists of 40 separate investment portfolios as of June 30, 2007 (collectively, the “Funds”), each of which is a series of the Trust. The Trust’s investment manager, Allianz Life Advisers, LLC (the “Manager”), is a manager of managers, and is therefore responsible for determining, in the first instance, which investment advisers to recommend for selection as subadvisers. The Manager is also responsible for monitoring the various subadvisers that have day-to-day responsibility for the decisions made for each of the Funds.

In evaluating the services provided by the Manager and the terms of the investment management agreement, the Trust’s Board of Trustees (the “Board” or the “Trustees”) receives and reviews information related to the Manager’s experience and expertise in the variable insurance marketplace. The AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund and AZL TargetPLUS Moderate Fund (the “TargetPLUS Funds”) are offered only as investment options for variable annuity products, and not in the retail fund market. In addition, the Board receives information regarding the Manager’s expertise with regard to portfolio diversification and asset allocation requirements within the variable products offered through the separate accounts of Allianz Life Insurance Company of North America and its subsidiary Allianz Life Insurance Company of New York.

The Manager has adopted policies and procedures to assist it in assessing each potential subadviser with expertise in particular asset classes and providing the Board with information related to its recommendation that a specific investment adviser be selected as a subadviser. The Board reviews and considers the recommendation and the information provided by the Manager in making its decision on the recommendation. After a subadviser has been selected, a similarly rigorous process is instituted by the Manager to monitor and evaluate the investment performance and other responsibilities of the subadviser. The Manager reports to the Board on its monitoring and evaluations at the Board’s regular quarterly meetings. Where warranted, the Manager will add a particular subadviser to a “watch” list that it maintains, or remove a subadviser from the list. The Manager uses an approach in its evaluation of subadvisers that is based in part on objective criteria and in part on subjective judgment. In assessing the ability of the Manager and the subadviser(s) (together, the “Advisory Organizations”) to perform their obligations, the Board considers whether there has occurred any circumstance or event that would constitute a reason for it not to approve an advisory or subadvisory contract.

As required by the Investment Company Act of 1940 (the “1940 Act”), when the Manager proposes that the Trust add a new fund, or series, to its lineup of investment portfolios, the Board reviews and approves (1) the addition of the proposed fund and the advisory fee for the proposed fund to the Trust’s investment management agreement with the Manager (the “Advisory Agreement”) and (2) the investment advisory agreement with the subadviser(s) recommended by the Manager for the proposed fund. The Board’s decision to approve these contracts reflects the exercise of it business judgment. During its review of these contracts, the Board considers many factors, including the proposed fund’s investment objectives; the Advisory Organizations’ management philosophy, personnel, and processes, including their compliance history and the adequacy of their compliance processes; the preferences and expectations of the owners of the underlying variable contracts as potential beneficial shareholders of the fund and their relative sophistication; the continuing state of competition in the mutual fund and variable product industries; and comparable fees in the mutual fund industry.

The Board also considers the compensation and benefits received by the Advisory Organizations. This includes fees for services to be provided to the proposed fund by affiliated persons of the Advisory Organizations and research services received by the Advisory Organizations from brokers that will execute trades for the proposed fund, as well as advisory fees. The Board considered the fact that (1) the Manager and the Trust are parties to an Administrative Services Agreement, a Compliance Services Agreement, and a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services, including providing an employee of the Manager or one of its affiliates to act as the Trust’s Chief Compliance Officer; (2) Allianz Life Financial Services, LLC, an affiliate of the Manager, is a registered securities broker-dealer and receives (along with its affiliates) payments made by the Trust pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, receives compensation from the Trust for acting as securities lending agent for seven of the Funds, not including the TargetPLUS Funds.

The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser’s compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser’s cost of providing the services; the extent to which the adviser may realize “economies of scale” as the fund grows larger; any indirect benefits that may accrue to the adviser and its affiliates as a result of the adviser’s relationship with the fund; performance and expenses of comparable funds; and the extent to which the

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

independent Board members (the “Independent Trustees”) are fully informed about all facts bearing on the adviser’s services and fees. The Board is aware of these factors and takes them into account in its review of the Trust’s advisory contracts.

The Board considers and weighs these circumstances in light of its experience in governing the Trust and working with the Advisory Organizations on matters relating to the Funds, and is assisted in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisory Organizations. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board’s formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory contract is informed by reports covering such matters as an Advisory Organization’s investment philosophy, personnel, and processes; the short- and long-term performance (in absolute terms as well as in relationship to its benchmark(s) and certain competitor or “peer group” funds) of a similar fund managed by the recommended subadviser, and comments on the reasons for the performance; the proposed fund’s expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services to be provided to the proposed fund by the Advisory Organizations and their affiliates; compliance and audit reports, where available or relevant, concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Advisory Organizations are responding to them.

The Board also receives financial information about the Advisory Organizations, including reports on the compensation and benefits that the Advisory Organizations derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or “fall out” benefits an Advisory Organization may derive from its relationship with the Funds.

In seeking to achieve each TargetPLUS Fund’s investment objective, the Manager allocates each Fund’s assets between the Fund’s equity portfolio (the “Equity Portfolio”) and the Fund’s fixed income portfolio (the “Fixed Income Portfolio”) in pursuit of a balanced investment program. For each TargetPLUS Fund, the Manager will allocate a varying percentage of the Fund’s assets to the Equity Portfolio and the remaining balance of the Fund’s assets to the Fixed Income Portfolio. First Trust Advisors L.P. (“First Trust”) serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC (“PIMCO”) serves as the Subadviser for the Fixed Income Portfolio. PIMCO is an affiliated person of the Manager, and is the subadviser for the AZL PIMCO Fundamental IndexPLUS Total Return Fund, which is also a series of the Trust.

At a telephonic meeting held February 16, 2007 and at an “in person” meeting held on February 24, 2007, the Board considered the recommendation of the Manager (1) to establish the TargetPLUS Funds as new series or investment portfolios of the Trust and (2) to approve First Trust and PIMCO as the subadvisers of such Funds. At the February, 2007 meetings, the Trustees reviewed materials furnished by the Manager pertaining to First Trust and PIMCO. At the February 24, 2007 meeting, the Trustees unanimously approved the subadvisory agreements with First Trust and PIMCO (the “Subadvisory Agreements”) and the Advisory Agreement (collectively, the “Agreements”).

The Board, including a majority of the Independent Trustees, with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Agreements in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the Funds. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, First Trust, or PIMCO. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Agreements with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. The independent (“disinterested”) Trustees also had the opportunity to discuss the proposed Agreements with such counsel in an executive session at which no representatives of the Manager were present. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Agreements on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board determined that the Agreements were reasonable and in the best interests of the TargetPLUS Funds. The Board’s decision to approve the Agreements reflects the exercise of its business judgment on whether to approve new arrangements.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Manager, First Trust, and PIMCO.  The Board noted that the Manager, subject to the control of the Board, will administer the TargetPLUS Funds’ business and other affairs, and will be responsible for monitoring First Trust’s and PIMCO’s day-to-day management of the TargetPLUS Funds’ investments. The Board also noted that the Manager will be responsible for allocating such Funds’ assets between their Equity Portfolio and Fixed Income Portfolio.

The Board noted that the Manager will also provide the TargetPLUS Funds with such administrative, compliance, and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the TargetPLUS Funds) and executive and other personnel as will be necessary for the operation of the TargetPLUS Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates, except for the Trust’s Chief Compliance Officer.

The Board considered the scope and quality of services provided by the Manager and the Trust’s various subadvisers, and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Board recognized, for example, that the Manager and the Trust’s subadvisers are responsible for maintaining and monitoring their own compliance programs, and these compliance programs have recently been refined and enhanced in light of new regulatory developments. The Board recognized the capabilities and resources that the Manager dedicates to performing services on behalf of the Trust and the Funds. Having considered the quality of the Manager’s administrative and other services in the fourth quarter of 2006, including its role in coordinating the activities of the Funds’ other service providers, the Board concluded that, overall, it was satisfied with the nature, extent, and quality of services expected to be provided to the TargetPLUS Funds under the Advisory Agreement.

In deciding to approve First Trust and PIMCO as the Funds’ subadvisers, the Board considered particularly the experience and track record of their investment management personnel. The Board also noted their investment infrastructure as well as the risk profiles of their investment processes. Specifically, the Board determined that, based upon the Manager’s report, selecting First Trust and PIMCO as subadvisers would likely benefit the TargetPLUS Funds and their shareholders.

In reviewing the other various matters listed above, the Board concluded that First Trust and PIMCO were recognized firms capable of competently managing the TargetPLUS Funds; that the nature, extent, and quality of services that First Trust and PIMCO could provide were at a level at least equal to the services that could be provided by other possible subadvisers for the TargetPLUS Funds; that the services contemplated by the Subadvisory Agreements are substantially similar to those provided under the subadvisory agreements with the Trust’s other subadvisers; that the Subadvisory Agreements contain provisions generally comparable to those of other subadvisory agreements for other mutual funds; that First Trust and PIMCO were staffed with a number of qualified personnel; and that the investment performance of First Trust and PIMCO was at least satisfactory.

(2) The investment performance of First Trust and PIMCO.  The Board received information at an “in-person” meeting held on November 29, 2006 about the performance of the passive quantitative investment strategies that First Trust will use to manage the Equity Portfolio of the TargetPLUS Funds. (At the November 29, 2006 meeting, the Board approved First Trust as the subadviser to the AZL TargetPLUS Equity Fund and the AZL First Trust Target Double Play Fund, which are also series of the Trust). The performance information, which covered the quarter, year-to-date, and one-, two-, three-, four-, five-, and ten-year periods ended June 30, 2006, included (a) back tested gross returns, (b) back tested gross performance versus an appropriate benchmark, and (c) back tested gross performance relative to a peer group of comparable funds. The Board also received actual historical performance information for various time periods for accounts managed by First Trust using certain strategies that will be used in managing the TargetPLUS Funds. On the basis of the information presented, the Board concluded that First Trust’s future investment performance was expected to be acceptable.

At the February 2007 meetings, the Board received information setting forth hypothetical information on performance of the Fixed Income Portfolio (based on another comparable fund managed by PIMCO). The performance information, which covered the quarter, year-to-date, and one-, two-, three-, four-, five-, and ten-year periods ended June 30, 2006, included (a) back tested gross returns, (b) back tested gross performance versus an appropriate benchmark, and (c) back tested gross performance relative to a peer group of comparable funds. On the basis of the information presented, the Board concluded that PIMCO’s future investment performance was expected to be acceptable.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

(3) The costs of services to be provided and profits to be realized by the Manager, First Trust, PIMCO and their respective affiliates from their relationships with the Funds.  The Manager presented to the Board the proposed advisory fees for the TargetPLUS Funds and information setting forth “contractual” advisory fees and “actual” advisory fees after taking expense caps into account. The Manager proposed to cap the expenses of the TargetPLUS Funds. Based on the information provided, the “actual” advisory fees payable by the TargetPLUS Funds are below the median level of advisory fees paid by generally comparable funds. The Board recognized the difficulty of comparing advisory fees because of the variations in services covered by the fees paid by other funds. The Board concluded that the advisory fees to be paid to the Manager by the TargetPLUS Funds were not unreasonable.

The Manager also supplied information to the Board about total fund expenses, which include advisory fees, a 12b-1 fee of 25 basis points, and other expenses. After being capped by the Manager, the “total expense ratio” of the Funds will be below the median for generally comparable funds.

The Manager has committed to providing the TargetPLUS Funds with a high quality of service and to working to reduce expenses over time, particularly as the TargetPLUS Funds grow larger. Recognizing the information concerning profitability that the Manager had presented to the Board at meetings in the fourth quarter of 2006, the Board concluded that the proposed expense ratios and profitability to the Manager for the TargetPLUS Funds were not unreasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with First Trust and noted that it was the result of arm’s length negotiations between the Manager and First Trust. Based upon its review, the Board concluded that the fees proposed to be paid to First Trust were reasonable.

The Board reviewed the fee schedule in the Subadvisory Agreement with PIMCO, the fee to be paid to the Manager under the Advisory Agreement (out of which the Manager will pay PIMCO), and information provided by PIMCO on estimated profitability. PIMCO stated however that it does not calculate profitability on an account-by-account basis, and referred to the complexity in allocating certain costs, such as overhead and the resources required to manage a particular fund. Based upon the information provided, the Trustees determined there was no evidence that the fees to be paid PIMCO were unreasonable, or that the level of PIMCO’s profitability attributable to subadvising the TargetPLUS Funds will be excessive.

(4) and (5) The extent to which economies of scale would be realized as the TargetPLUS Funds grow, and whether fee levels reflect these economies of scale.  The Board noted that the fee schedule for the TargetPLUS Funds in the Advisory Agreement does not contain any “breakpoints” and that accordingly, the TargetPLUS Funds and their shareholders will not benefit directly from the possibility that the Manager may realize certain economies of scale as the TargetPLUS Funds grow larger. The Board noted that the fee schedule in the Subadvisory Agreement with First Trust contains a “breakpoint” and that accordingly, the Manager would benefit in the event that the combined assets of the Equity Portfolios of the TargetPLUS Funds exceed $250 million, at which time the Manager would retain a greater portion of the fees it receives under the Advisory Agreement for managing the TargetPLUS Funds. The Board noted that the fee schedule in the Subadvisory Agreement with PIMCO does not contain a “breakpoint.”

The Board noted that in the fund industry as a whole, as well as among funds similar to the TargetPLUS Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different asset managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at a variety of asset levels. Having taken these factors into account, the Board concluded that the absence of breakpoints in the Advisory Agreement and in the Subadvisory Agreement with PIMCO was acceptable.

The Board will receive quarterly reports on the level of assets in the TargetPLUS Funds. It expects to consider whether or not to approve the renewal of the Agreements at a meeting to be held prior to December 31, 2007, and will consider (a) the extent to which economies of scale can be realized and (b) whether the advisory or subadvisory fees should be modified to reflect such economies of scale, if any.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Turner Quantitative
Small Cap Growth Fund
(formerly the LMP Small Cap Growth Fund)
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Subadvisory Agreement

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Turner Quantitative Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$1,084.00	$6.30	1.22%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$1,018.74	$6.11	1.22%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Turner Quantitative Small Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Aerospace & Defense	4.9%
Banking & Financial Services	6.4
Biotechnology	7.4
Computers	4.5
E-Commerce	2.4
Health Care	15.2
Machinery	3.9
Manufacturing	16.1
Oil & Gas	5.6
Pharmaceuticals	3.0
Retail/Wholesale	15.9
Services	10.3
Telecommunications	4.3
Short-Term Investments	5.9

105.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.9%):
Aerospace & Defense (4.9%):
33,400	Dyncorp International, Inc.*	$734,466
15,800	EDO Corp.	519,346
9,900	Esterline Technologies Corp.*	478,269
23,600	Kaman Corp., Class A	736,084
7,800	Triumph Group, Inc.	510,666
8,500	United Industrial Corp.	509,830

		3,488,661

Banking & Financial Services (6.4%):
30,400	AmTrust Financial Services, Inc.	571,216
22,600	Dollar Financial Corp.*	644,100
36,700	First Financial Bancorp	550,133
10,300	GAMCO, Investors, Inc., Class A	577,315
29,300	Hanmi Financial Corp.	499,858
21,600	OptionsXpress Holdings, Inc.	554,256
9,600	StanCorp Financial Group, Inc.	503,808
19,500	Tower Group, Inc.	622,050

		4,522,736

Commercial Services & Supplies (7.4%):
19,400	American Reprographics Co.*	597,326
9,300	Consolidated Graphics, Inc.*	644,304
22,900	Geo Group, Inc. (The)*	666,390
20,000	Healthcare Services Group, Inc.	590,000
26,100	Interface, Inc.	492,246
16,700	McGrath Rentcorp	562,623
27,600	Rollins, Inc.	628,452
27,510	Steelcase, Inc., Class A	508,935
12,800	Viad Corp.	539,776

		5,230,052

Computers (4.5%):
28,600	JDA Software Group, Inc.*	561,418
17,100	Macrovision Corp.*	514,026
14,800	National Instruments Corp.	482,036
24,800	Plexus Corp.*	570,152
13,600	SPSS, Inc.*	600,304
15,500	Verint Systems, Inc.*	485,150

		3,213,086

E-Commerce (2.4%):
63,800	1-800-FLOWERS.COM*	601,634
91,000	24/7 Real Media, Inc.*	1,067,430

		1,669,064

Health Care (15.2%):
17,500	Amedisys, Inc.*	635,775
12,900	ArthroCare Corp.*	566,439
8,500	Bio-Rad Laboratories, Inc., Class A*	642,345
8,800	Chemed Corp.	583,352
16,000	Datascope Corp.	612,480
19,500	Greatbatch, Inc.*	631,800
17,900	HealthExtras, Inc.*	529,482
10,500	Integra LifeSciences Holdings*	518,910
20,400	Kindred Healthcare, Inc.*	626,688
Common Stocks, continued
Health Care, continued
14,100	Magellan Health Services, Inc.*	655,227
23,700	Medcath Corp.*	753,660
14,510	Parexel International Corp.*	610,291
16,700	Pharmanet Development Group, Inc.*	532,396
21,400	PRA International*	541,420
33,200	PSS World Medical, Inc.*	604,904
13,400	Sirona Dental Systems, Inc.*	506,922
19,300	STERIS Corp.	590,580
13,000	West Pharmaceutical Services, Inc.	612,950

		10,755,621

Machinery (3.9%):
14,000	Albany International Corp., Class A	566,160
12,600	Astec Industries, Inc.*	531,972
19,200	Barnes Group, Inc.	608,256
7,200	Bucyrus International, Inc., Class A	509,616
15,300	Tennant Co.	558,450

		2,774,454

Manufacturing (16.1%):
44,100	AMIS Holdings, Inc.*	552,132
15,700	Checkpoint Systems, Inc.*	396,425
25,300	Cooper Tire & Rubber Co.	698,786
18,400	Drew Industries, Inc.*	609,776
13,600	Eagle Materials, Inc.	667,080
18,200	Encore Wire Corp.	535,808
8,600	Greif Inc., Class A	512,646
65,900	Hecla Mining Co.*	562,786
38,300	Methode Electronics, Inc.	599,395
46,600	Micrel, Inc.	592,752
12,300	NewMarket Corp.	594,951
31,300	OmniVision Technologies, Inc.*	566,843
57,900	ON Semiconductor Corp.*	620,688
30,700	Semtech Corp.*	532,031
59,100	Silicon Image, Inc.*	507,078
37,200	Smart Modular Technologies, Inc.*	511,872
18,100	Standard Microsystems Corp.*	621,554
20,600	Technitrol, Inc.	590,602
20,800	Tempur-Pedic International, Inc.	538,720
19,100	Tenneco Automotive, Inc.*	669,264

		11,481,189

Oil & Gas (5.6%):
29,800	Allis-Chalmers Energy, Inc.*	685,102
12,500	ATP Oil & Gas Corp.*	608,000
23,300	Comstock Resources, Inc.*	698,301
11,200	Lufkin Industries, Inc.	722,960
56,700	Parker Drilling Co.*	597,618
10,100	Unit Corp.*	635,391

		3,947,372

Pharmaceuticals (3.0%):
24,000	Cubist Pharmaceuticals, Inc.*	473,040
19,800	K-V Pharmaceutical Co., Class A*	539,352

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
29,900	Perrigo Co.	$585,442
44,100	Salix Pharmaceuticals, Inc.*	542,430

		2,140,264

Retail/Wholesale (15.9%):
33,000	Callaway Golf Co.	587,730
17,300	Central European Distribution Corp.*	598,926
34,800	CSK Auto Corp.*	640,320
11,400	Dick’s Sporting Goods, Inc.*	663,138
23,800	Elizabeth Arden, Inc.*	577,388
22,100	Fossil, Inc.*	651,729
20,600	Houston Wire & Cable Co.*	585,246
26,700	Iconix Brand Group, Inc.*	593,274
19,500	K-Swiss, Inc., Class A	552,435
10,400	Nash-Finch Co.	514,800
39,500	Playtex Products, Inc.*	584,995
12,000	Schweitzer-Mauduit International, Inc.	372,000
18,700	Skechers U.S.A., Inc.*	546,040
38,400	Smith & Wesson Holding Corp.*	643,200
11,500	Spartan Stores, Inc.	378,465
19,900	Timberland Co, Class A*	501,281
10,200	Tractor Supply Co.*	530,910
18,900	Universal Electronics, Inc.*	686,448
7,900	USANA Health Sciences, Inc.*	353,446
18,430	Warnaco Group, Inc. (The)*	725,036

		11,286,807

Services (10.3%):
16,000	Ambassadors Groups, Inc.	568,480
16,100	Black Box Corp.	666,218
14,900	Bristow Group, Inc.*	738,295
44,900	Darling International, Inc.*	410,386
19,700	Euronet Worldwide, Inc.*	574,452
11,900	GATX Corp.	586,075
Common Stocks, continued
Services, continued
31,900	Global Cash Access, Inc.*	511,038
22,600	H&E Equipment Services, Inc.*	626,924
24,800	Horizon Lines, Inc., Class A	812,448
22,100	MoneyGram International, Inc.	617,695
72,900	PolyOne Corp.*	524,151
4,930	Strayer Education, Inc.	649,330

		7,285,492

Telecommunications (4.3%):
6,200	Golden Telecom, Inc.	341,062
14,500	j2 Global Communications, Inc.*	506,050
38,500	MasTec, Inc.*	609,070
14,000	NTELOS Holdings Corp.	386,960
27,900	Premiere Global Services, Inc.*	363,258
8,200	Rural Cellular Corp., Class A*	359,242
41,200	Sirenza Microdevices, Inc.*	489,044

		3,054,686

Total Common Stocks (Cost $69,666,859)		70,849,484

Deposit Account (5.9%):
4,177,286	TNT Offshore Deposit Account	4,177,286

Total Deposit Account (Cost $4,177,286)		4,177,286

Collateral for Securities on Loan (0.0%):
9,643	Northern Trust Liquid Institutional Asset Portfolio	9,643

Total Collateral for Securities on Loan (Cost $9,643)		9,643

Total Investment Securities (Cost $73,853,788) (a)—105.8%		75,036,413
Net Other Assets (Liabilities)—(5.8)%		(4,107,200)

Net Assets—100.0%		$70,929,213

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of a security is loaned as of June 30, 2007.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $74,360,286. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,109,376
Unrealized depreciation	(433,249)

Net unrealized appreciation	$676,127

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	99.3%
Cayman Islands	0.7%

Total	100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL Turner
Quantitative
Small Cap
Growth Fund

Assets
Investment securities, at cost	$73,853,788

Investment securities, at value*	$75,036,413
Interest and dividends receivable	20,206
Receivable for capital shares issued	13,162
Receivable for investments sold	18,105,521
Prepaid expenses	733

Total Assets	93,176,035

Liabilities
Payable for investments purchased	20,583,986
Payable for capital shares redeemed	1,565,728
Payable for return of collateral received	9,643
Manager fees payable	49,571
Administration fees payable	2,494
Distribution fees payable	14,580
Administrative and compliance services fees payable	628
Other accrued liabilities	20,192

Total Liabilities	22,246,822

Net Assets	$70,929,213

Net Assets Consist of:
Capital	$54,632,804
Accumulated net investment income/(loss)	(179,632)
Net realized gains/(losses) on investment transactions	15,293,416
Net unrealized appreciation/(depreciation) on investments	1,182,625

Net Assets	$70,929,213

Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,235,839
Net Asset Value (offering and redemption price per share)	$13.55

*	Includes securities on loan of $9,147.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL Turner
Quantitative
Small Cap
Growth Fund

Investment Income:
Interest	$155,086
Dividends	201,591
Income from securities lending	30,832

Total Investment Income	387,509

Expenses:
Manager fees	393,514
Administration fees	21,088
Distribution fees	115,739
Audit fees	2,862
Administrative and compliance services fees	1,581
Custodian fees	12,798
Legal fees	4,013
Trustees’ fees	3,021
Other expenses	12,525

Total Expenses	567,141

Net Investment Income/(Loss)	(179,632)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	14,048,984
Net realized gains/(losses) on futures transactions	76,066
Change in unrealized appreciation/(depreciation) on investments	(5,789,525)

Net Realized and Unrealized Gains/(Losses) on Investments	8,335,525

Change in Net Assets Resulting from Operations	$8,155,893

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Turner Quantitative
	Small Cap Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(179,632)	$(172,209)
Net realized gains/(losses) on investment transactions	14,125,050	1,927,596
Change in unrealized appreciation/(depreciation) on investments	(5,789,525)	5,011,872

Change in net assets resulting from operations	8,155,893	6,767,259

Capital Transactions:
Proceeds from shares issued	18,829,730	61,477,737
Value of shares redeemed	(50,725,617)	(19,124,046)

Change in net assets resulting from capital transactions	(31,895,887)	42,353,691

Change in net assets	(23,739,994)	49,120,950
Net Assets:
Beginning of period	94,669,207	45,548,257

End of period	$70,929,213	$94,669,207

Accumulated net investment income/(loss)	$(179,632)	$—

Share Transactions:
Shares issued	1,445,324	5,153,898
Shares redeemed	(3,784,346)	(1,633,838)

Change in shares	(2,339,022)	3,520,060

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.50	$11.23	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.03)	(0.03)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	1.08	1.30	1.24

Total from Investment Activities	1.05	1.27	1.23

Net Asset Value, End of Period	$13.55	$12.50	$11.23

Total Return*(b)	8.40%	11.31%	12.30%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$70,929	$94,669	$45,548
Net Investment Income/(Loss)(c)	(0.39)%	(0.23)%	(0.22)%
Expenses Before Reductions**(c)	1.22%	1.24%	1.35%
Expenses Net of Reductions(c)	1.22%	1.23%	1.35%
Expenses Net of Reductions(c)(d)	1.22%	1.24%	N/A
Portfolio Turnover Rate(b)	116.04%	94.34%	83.87%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Turner Quantitative Small Cap Growth Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Turner Quantitative Small Cap Growth Fund	$9,643	$9,147

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Assets Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, effective June 13, 2007 between the Manager and Turner Investment Partners, Inc. (“Turner”), Turner provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. Prior to June 13, 2007, the Fund was subadvised by ClearBridge Advisors, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Turner Quantitative Small Cap Growth Fund	0.85%	1.35%

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $1,894 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

For the period ended June 30, 2007, the Fund paid approximately $14,261 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Turner Quantitative Small Cap Growth Fund	$101,738,815	$128,680,740

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

At December 31, 2006 the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Expires
12/31/2013
AZL Turner Quantitative Small Cap Growth Fund	$276,312

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $11,886 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Turner Quantitative Small Cap Growth Fund	$—	$—	$—

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Turner Quantitative Small Cap Growth Fund	$595,757	$1,171,516	$1,767,273	$(288,198)	$6,661,441	$8,140,516

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Approval of Subadvisory Agreement (Unaudited)

At a telephonic meeting held on June 6, 2007, the Board of Trustees (the “Board” or the “Trustees”) of the Allianz Variable Insurance Products Trust (the “Trust”) considered the recommendation of Allianz Life Advisers, LLC (the “Manager”), the investment manager of what was then known as the AZL LMP Small Cap Growth Fund (the “Fund”), that Turner Investment Partners, Inc. (“Turner”) replace ClearBridge Advisors, LLC (formerly “CAM North America LLC”) (“ClearBridge”) as the Fund’s subadviser. At an “in person” meeting held on June 13, 2007, the Trustees approved a new subadvisory agreement with Turner (the “Turner Agreement”). At both meetings, the Trustees reviewed materials furnished by the Manager pertaining to Turner.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in particular asset classes for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the subadviser.

As part of its ongoing obligation to monitor and evaluate the performance of the Fund’s subadviser, the Manager recently completed a review of ClearBridge’s management of the Fund. The Manager’s review and evaluation of ClearBridge focused on (1) the performance of the Fund; (2) the recent departure of a key investment person from ClearBridge; and (3) the ability of the Fund, as currently managed, to attract and retain investors and to increase its assets. In support of its recommendation, the Manager explained to the Board that the primary reason for recommending a change was the departure of a key investment person from ClearBridge.

The Board, including a majority of the independent Board members (the “Independent Trustees”), with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Turner Agreement in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, ClearBridge, or Turner. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Turner Agreement with experienced counsel who are independent of the Manager and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Turner Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the subadvisory agreement with ClearBridge and determined that the Turner Agreement was reasonable and in the best interests of the Fund, and approved Turner as the Fund’s new subadviser, effective on June 26, 2007. The Board’s decision to approve the Turner Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent, and quality of services provided by the Subadviser.  In deciding to approve Turner as the Fund’s new subadviser, the Board considered particularly the experience and track record of Turner’s investment management personnel. The Board also noted Turner’s investment infrastructure as well as the risk profiles of its investment process. Specifically, the Board determined that, based upon the Manager’s report, the proposed change to Turner as the subadviser would likely benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that Turner was a recognized firm capable of competently managing the Fund; that the nature, extent, and quality of services that Turner could provide were at a level at least equal to the services that could be provided by ClearBridge; that the services contemplated by the Turner Agreement are substantially similar to those provided under the subadvisory agreement with ClearBridge; that the Turner Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that Turner was staffed with qualified personnel and had significant research capabilities; and that the investment performance of Turner, based upon the historical “track record” of a comparable fund, was at least satisfactory.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

(2) The investment performance of the Subadviser.  The Board received information about the performance of Turner in managing a fund which is comparable to the Fund. The performance information, which covered the quarter and the one-, two-, three- and four-year periods ended March 31, 2007, included (a) absolute total return, (b) performance versus an appropriate benchmark, and (c) performance relative to a peer group of comparable funds. Such performance information for the comparable fund managed by Turner was gross of fees. The Board noted that for all of such periods, that such comparable fund outperformed its benchmark.

(3) The costs of services to be provided and profits to be realized by Turner from its relationship with the Fund.  The Board compared the fee schedule in the Turner Agreement to the fee schedule in the then existing subadvisory agreement with ClearBridge. The Board noted that the fee schedule in the Turner Agreement differs somewhat from the fee schedule in the agreement with ClearBridge in that the fees payable to Turner will be slightly lower except to the extent the Fund exceeds $500 million in assets. The Board noted that the fee schedule in the Turner Agreement was the result of arm’s length negotiations between the Manager and Turner, and that the fees payable by shareholders of the Fund would not change. Based upon its review, the Board concluded that the fees proposed to be paid to Turner were reasonable. Based upon the information provided, the Board determined that there was no evidence that the level of profitability attributable to Turner from serving as subadviser of the Fund would be excessive.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale.  The Board noted that the fee schedule in the Turner Agreement contains “breakpoints” that reduce the fee rate on assets between $50 million and $100 million, and further reduce the fee rate on assets above $100 million. The Board also noted that the assets in the Fund as of March 31, 2007, were approximately $102.3 million. The Board considered the possibility that Turner may realize certain economies of scale as the Fund grows larger, which may at least be partially reflected in the “breakpoints” described above. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size, and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels different from those in the Turner Agreement. Having taken these factors into account, the Board concluded that the breakpoints in the Fund’s subadvisory fee rate schedule were acceptable.

The Board receives quarterly reports on the level of assets in the Fund. It expects to consider whether or not to approve the renewal of the Turner Agreement at a meeting to be held prior to December 31, 2007, and will consider (a) the extent to which economies of scale can be realized and (b) whether the subadvisory fees should be modified to reflect such economies of scale, if any.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Van Kampen
Aggressive Growth Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Aggressive Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Aggressive Growth Fund	$1,000.00	$1,125.00	$6.38	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Aggressive Growth Fund	$1,000.00	$1,018.79	$6.06	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Aggressive Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Auto & Transportation	1.0%
Consumer Discretionary	18.3
Consumer Staples	2.4
Energy	4.0
Financials	9.8
Health Care	15.8
Industrials	1.9
Information Technology	0.7
Materials & Processing	3.8
Other Energy	5.2
Producer Durables	17.0
Technology	14.5
Telecommunication Services	2.1
Utilities	2.9
Federal Home Loan Bank	0.7
Short-Term Investments	26.5

126.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.4%):
Auto & Transportation (1.0%):
9,370	Johnson Controls, Inc.	$1,084,765

Consumer Discretionary (18.3%):
38,200	Activision, Inc.*	713,194
18,940	Aeropostale, Inc.*	789,419
32,800	Burger King Holdings, Inc.	863,952
44,910	Coach, Inc.*	2,128,284
14,060	Corrections Corp. of America*	887,327
11,740	Crocs, Inc.*ˆ	505,172
5,057	Deckers Outdoor Corp.*ˆ	510,251
28,110	GameStop Corp.*ˆ	1,099,101
10,890	Guess?, Inc.	523,156
23,700	Infinera Corp*ˆ	590,604
7,220	ITT Educational Services, Inc.*	847,484
14,060	J.C. Penney Co., Inc.	1,017,663
9,370	Kohl’s Corp.*	665,551
21,930	Liberty Media Holding Corp.—Interactive*	489,697
14,600	Life Time Fitness, Inc*ˆ	777,158
9,580	Manpower, Inc.	883,659
12,200	Marriott International, Inc.	527,528
10,480	Omnicom Group, Inc.	554,602
18,740	Phillips-Van Heusen Corp.	1,135,081
4,690	Polo Ralph Lauren Corp.	460,136
28,110	Quanta Services, Inc.*ˆ	862,134
78,000	Smith & Wesson Holding Corp.*ˆ	1,306,499
13,130	Tiffany & Co.	696,678
14,060	Watson Wyatt Worldwide, Inc.	709,749

		19,544,079

Consumer Staples (2.4%):
20,000	Bare Escentuals, Inc.*ˆ	683,000
21,950	CVS Caremark Corp.	800,078
14,060	Loews Corp.—Carolina Group	1,086,416

		2,569,494

Energy (4.0%):
18,740	Cameron International Corp.*	1,339,348
14,060	Devon Energy Corp.	1,100,757
64	Dynegy, Inc., Class A*	604
33,760	Ultra Petroleum Corp.*	1,864,903

		4,305,612

Financials (9.8%):
70,280	Charles Schwab Corp.	1,442,146
9,590	Deluxe Corp.	389,450
14,120	Equifax, Inc.	627,210
14,060	First Marblehead Corp.ˆ	543,278
Common Stocks, continued
Financials, continued
67,860	Fortress Investment Group LLC, Class Aˆ	1,616,425
14,060	Intercontinental Exchange, Inc.*	2,078,772
37,480	Investment Technology Group, Inc.*	1,624,008
56,220	Janus Capital Group, Inc.	1,565,165
33,790	Solera Holdings Inc.*ˆ	654,850

		10,541,304

Health Care (15.8%):
23,430	Amylin Pharmaceuticals, Inc.*ˆ	964,379
60,910	BioMarin Pharmaceutical, Inc.*ˆ	1,092,725
14,060	Brookdale Senior Living, Inc.ˆ	640,714
16,400	Celgene Corp.*	940,212
23,430	DaVita, Inc.*	1,262,408
38,330	Hologic, Inc.*ˆ	2,120,032
37,480	InterMune, Inc.*ˆ	972,231
28,110	Medicis Pharmaceutical Corp., Class Aˆ	858,479
46,850	Shire Pharmaceuticals Group plc	3,472,992
25,410	United Therapeutics Corp.*ˆ	1,620,142
23,430	Ventana Medical Systems, Inc.*ˆ	1,810,436
37,480	Vertex Pharmaceuticals, Inc.*ˆ	1,070,429

		16,825,179

Industrials (1.9%):
23,630	C.H. Robinson Worldwide, Inc.	1,241,048
18,740	Stericycle, Inc.*ˆ	833,180

		2,074,228

Information Technology (0.7%):
19,110	Tessera Technologies, Inc.*	774,911

Materials & Processing (3.8%):
9,370	Allegheny Technologies, Inc.	982,726
14,120	Ball Corp.	750,760
14,430	Celanese Corp.	559,595
28,110	Chicago Bridge & Iron Co. N.V.ˆ	1,060,872
9,660	Cleveland Cliffs, Inc.ˆ	750,292

		4,104,245

Other Energy (5.2%):
9,370	Core Laboratories N.V.*ˆ	952,835
14,060	FMC Technologies, Inc.*	1,113,833
28,110	Smith International, Inc.	1,648,371

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Other Energy, continued
18,740	Superior Energy Services, Inc.*	$748,101
18,740	XTO Energy, Inc.ˆ	1,126,274

		5,589,414

Producer Durables (17.0%):
23,430	AGCO Corp.*	1,017,096
14,060	Airgas, Inc.	673,474
28,110	BE Aerospace, Inc.*ˆ	1,160,943
7,850	Bucyrus International, Inc.ˆ	555,623
5,670	Cummins, Inc.	573,861
18,740	General Cable Corp.*ˆ	1,419,555
14,570	Goodrich Corp.	867,789
14,060	Itron, Inc.*ˆ	1,095,836
19,570	KLA-Tencor Corp.	1,075,372
18,740	Manitowoc Co., Inc.	1,506,320
9,370	Mettler Toledo International, Inc.*	894,929
18,960	Polycom, Inc.*ˆ	637,056
28,110	Precision Castparts Corp.	3,411,429
14,520	Roper Industries, Inc.	829,092
14,060	Snap-On, Inc.	710,171
14,060	Terex Corp.*	1,143,078
14,730	Varian Semiconductor Equipment Associates, Inc.*	590,084

		18,161,708

Technology (14.5%):
23,430	Adobe Systems, Inc.*	940,715
28,690	ADTRAN, Inc.ˆ	745,079
37,340	Altera Corp.	826,334
37,800	Amkor Technologies, Inc.*ˆ	595,350
28,140	Cadence Design Systems, Inc.*	617,954
14,060	Cognizant Technology Solutions Corp.*	1,055,765
14,130	Commscope, Inc.*	824,486
9,370	Dun & Bradstreet Corp.	964,923
14,270	F5 Networks, Inc.*ˆ	1,150,163
9,370	FactSet Research Systems, Inc.ˆ	640,440
23,800	Limelight Networks, Inc.*ˆ	470,764
24,190	McAfee, Inc.*	851,488
18,660	MEMC Electronic Materials, Inc.*	1,140,499
38,830	National Semiconductor Corp.	1,097,724
37,480	Nuance Communications, Inc.*ˆ	627,040
Common Stocks, continued
Technology, continued
14,060	Riverbed Technology, Inc.*ˆ	616,109
28,110	Trimble Navigation, Ltd.*	905,142
18,740	ValueClick, Inc.*	552,080
9,370	Vimpel-Communications, ADR	987,223

		15,609,278

Telecommunication Services (2.1%):
28,110	NII Holdings, Inc.*	2,269,601

Utilities (2.9%):
14,060	FirstEnergy Corp.	910,104
14,310	Leap Wireless International, Inc.*	1,209,195
18,740	Questar Corp.	990,409

		3,109,708

Total Common Stocks (Cost $86,793,450)		106,563,526

Collateral for Securities on Loan (26.5%):
28,484,274	Northern Trust Liquid Institutional Asset Portfolio	28,484,274

Total Collateral for Securities on Loan (Cost $28,484,274)		28,484,274

U.S. Government Agencies (0.7%):
Federal Home Loan Bank (0.7%):
$800,000	4.87%, 7/2/07(a)	799,893

Total U.S. Government Agencies (Cost $799,893)		799,893

Deposit Account (0.0%):
2,362	TNT Offshore Deposit Account	2,362

Total Deposit Account (Cost $2,362)		2,362

Warrant (0.0%):
Telecommunication (0.0%):
234	Alcatel-Lucent, ADR*	40

Total Warrant (Cost $0)		40

Total Investment Securities (Cost $116,079,979) (b)—126.6%		135,850,095
Net Other Assets (Liabilities)—(26.6)%		(28,562,399)

Net Assets—100.0%		$107,287,696

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Percentages indicated are based on net assets of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

ADR—American Depositary Receipt.

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $116,240,798. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$21,436,892
Unrealized depreciation	(1,827,595)

Net unrealized appreciation	$19,609,297

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	92.3%
United Kingdom	3.2%
Netherlands	1.9%
Canada	1.7%
Russian Federation	0.9%

100.0%

See accompanying notes to financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Van Kampen
Aggressive
Growth Fund

Assets
Investment securities, at cost	$116,079,979

Investment securities, at value*	$135,850,095
Interest and dividends receivable	60,611
Receivable for investments sold	80,031
Prepaid expenses	857

Total Assets	135,991,594

Liabilities
Payable for investments purchased	103,075
Payable for capital shares redeemed	8,752
Payable for return of collateral received	28,484,274
Manager fees payable	69,956
Administration fees payable	3,784
Distribution fees payable	22,125
Administrative and compliance services fees payable	953
Other accrued liabilities	10,979

Total Liabilities	28,703,898

Net Assets	$107,287,696

Net Assets Consist of:
Capital	$73,090,508
Accumulated net investment income/(loss)	(240,761)
Accumulated net realized gains/(losses) on investment transactions	14,667,833
Net unrealized appreciation/(depreciation) on investments	19,770,116

Net Assets	$107,287,696

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,456,172
Net Asset Value (offering and redemption price per share)	$10.26

*	Includes securities on loan of $27,912,134.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Van Kampen
Aggressive
Growth Fund

Investment Income:
Interest	$88,592
Dividends	227,926
Income from securities lending	68,593

Total Investment Income	385,111

Expenses:
Manager fees	463,742
Administration fees	23,397
Distribution fees	129,127
Audit fees	892
Administrative and compliance services fees	1,889
Custodian fees	9,383
Legal fees	8,231
Trustees’ fees	1,856
Recoupment of prior expenses reimbursed by the Manager	35,867
Other expenses	12,513

Total expenses before reductions	686,897
Less expenses waived/reimbursed by the Manager	(52,179)
Less expenses paid indirectly	(8,846)

Net Expenses	625,872

Net Investment Income/(Loss)	(240,761)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,809,707
Change in unrealized appreciation/(depreciation) on investments	5,642,139

Net Realized and Unrealized Gains/(Losses) on Investments	12,451,846

Change in Net Assets Resulting from Operations	$12,211,085

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Aggressive Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(240,761)	$(525,855)
Net realized gains/(losses) on investment transactions	6,809,707	8,610,507
Change in unrealized appreciation/(depreciation) on investments	5,642,139	(3,461,293)

Change in net assets resulting from operations	12,211,085	4,623,359

Dividends to Shareholders:
From net realized gains on investments	—	(7,785,952)

Change in net assets resulting from dividends to shareholders	—	(7,785,952)

Capital Transactions:
Proceeds from shares issued	10,299,351	18,965,562
Proceeds from dividends reinvested	—	7,785,952
Value of shares redeemed	(14,827,213)	(26,909,020)

Change in net assets resulting from capital transactions	(4,527,862)	(157,506)

Change in net assets	7,683,223	(3,320,099)
Net Assets:
Beginning of period	99,604,473	102,924,572

End of period	$107,287,696	$99,604,473

Accumulated net investment income/(loss)	$(240,761)	$—

Share Transactions:
Shares issued	1,056,913	1,973,843
Dividends reinvested	—	914,918
Shares redeemed	(1,518,443)	(2,895,618)

Change in shares	(461,530)	(6,857)

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$9.12	$9.42	$8.62	$7.54	$5.48	$8.10

Investment Activities:
Net Investment Income/(Loss)	(0.02)	(0.05)	(0.05)	(0.04)	(0.03)	(0.02)
Net Realized and Unrealized Gains/ (Losses) on Investments	1.16	0.48	0.99	1.12	2.09	(2.60)

Total from Investment Activities	1.14	0.43	0.94	1.08	2.06	(2.62)

Dividends to Shareholders From:
Net Realized Gains	—	(0.73)	(0.14)	—	—	—

Total Dividends	—	(0.73)	(0.14)	—	—	—

Net Asset Value, End of Period	$10.26	$9.12	$9.42	$8.62	$7.54	$5.48

Total Return*(a)	12.50%	5.08%	10.95%	14.32%	37.59%	(32.35)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$107,288	$99,604	$102,925	$90,935	$48,691	$12,265
Net Investment Income/(Loss)(b)	(0.47)%	(0.50)%	(0.54)%	(0.66)%	(0.80)%	(0.76)%
Expenses Before Reductions**(b)	1.33%	1.36%	1.33%	1.36%	1.51%	3.12%
Expenses Net of Reductions(b)	1.21%	1.24%	1.24%	1.29%	1.25%	1.25%
Expenses Net of Reductions(b)(c)	1.23%	1.28%	1.30%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	64.12%	159.19%	154.15%	153.27%	184.79%	260.54%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Aggressive Growth Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Aggressive Growth Fund	$28,484,274	$27,912,134

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.90%, the next $150 million at 0.85%, the next $250 million at 0.825% and over $500 million at 0.80%. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fees through April 30, 2008 as follows: the first $100 million at 0.80%, the next $150 million at 0.75% and over $250 million at 0.80%. The annual expense limit of the Fund was 1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $1,930 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $18,060 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Aggressive Growth Fund	$64,465,582	$67,511,013

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Van Kampen Aggressive Growth Fund	$555,365	$7,230,587	$7,785,952

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Aggressive Growth Fund	$186,324	$7,821310	$8,007,634	$13,978,469	$21,986,103

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

6. Subsequent Event

At a Board meeting on June 13, 2007, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Van Kampen Mid Cap Growth Fund will acquire the assets and liabilities of the AZL Van Kampen Aggressive Growth Fund. The reorganization is scheduled to be completed in the third quarter of 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Aggressive Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Van Kampen
Comstock Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Comstock Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Comstock Fund	$1,000.00	$1,060.80	$5.26	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Comstock Fund	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Comstock Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Consumer Discretionary	14.4%
Consumer Staples	15.4
Financials	25.8
Health Care	18.1
Industrials	0.7
Information Technology	1.5
Materials	6.0
Materials & Processing	2.4
Producer Durables	0.3
Technology	4.7
Utilities	4.4
Federal Home Loan Bank	6.6
Short-Term Investments	6.8

107.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.7%):
Consumer Discretionary (14.4%):
96,499	Clear Channel Communications, Inc.	$3,649,592
687,100	Comcast Corp., Class A*ˆ	19,321,251
39,100	Gannett Company, Inc.	2,148,545
65,300	Home Depot, Inc.	2,569,555
301,550	Liberty Media Holding Corp. — Interactive*	6,733,612
56,570	Liberty Media Holding Corp. — Capital*	6,657,158
89,400	Lowe’s Cos., Inc.	2,743,686
287,000	News Corp., Class Bˆ	6,583,780
833,300	Time Warner, Inc.ˆ	17,532,632
414,600	Viacom Inc., Class B*	17,259,798
360,800	Wal-Mart Stores, Inc.	17,358,088

		102,557,697

Consumer Staples (15.4%):
142,400	Altria Group, Inc.	9,987,936
95,700	Anheuser-Busch Cos., Inc.	4,991,712
256,100	Cadbury Schweppes plc, ADR	13,906,230
363,300	Coca-Cola Co.	19,004,223
293,600	CVS Caremark Corp.	10,701,720
227,800	General Electric Co.	8,720,184
167,600	Kimberly-Clark Corp.	11,210,764
352,145	Kraft Foods, Inc., Class A	12,413,111
74,400	Procter & Gamble Co.	4,552,536
478,400	Unilever NV, New York Shares	14,839,968

		110,328,384

Financials (25.8%):
81,800	AFLAC, Inc.ˆ	4,204,520
103,100	American International Group, Inc.	7,220,093
464,000	Bank of America Corp.	22,684,960
239,300	Bank of New York Co., Inc.	9,916,592
25,800	Barclays plc, ADR	1,439,382
17,900	Bear Stearns Cos., Inc.	2,506,000
1,120	Berkshire Hathaway, Inc., Class B*	4,037,600
257,960	Chubb Corp.	13,965,954
537,000	Citigroup, Inc.	27,542,731
61,800	Fannie Mae	4,037,394
160,000	Freddie Mac	9,712,000
67,900	Genworth Financial, Inc., Class A	2,335,760
29,100	Hartford Financial Services Group, Inc.	2,866,641
206,600	J.P. Morgan Chase & Co.	10,009,770
6,700	MBIA, Inc.	416,874
96,500	Merrill Lynch & Co., Inc.	8,065,470
86,400	MetLife, Inc.	5,571,072
86,800	PNC Financial Services Group	6,213,144
60,850	Torchmark Corp.	4,076,950
Common Stocks, continued
Financials, continued
89,500	Travelers Cos., Inc.	4,788,250
94,400	U.S. Bancorp	3,110,480
359,800	Wachovia Corp.	18,439,750
318,300	Wells Fargo & Co.	11,194,611

		184,355,998

Health Care (18.1%):
189,300	Abbott Laboratories	10,137,015
305,300	Boston Scientific Corp.*	4,683,302
692,000	Bristol-Myers Squibb Co.	21,839,520
131,100	Cardinal Health, Inc.	9,260,904
242,800	Eli Lilly & Co.ˆ	13,567,664
242,900	GlaxoSmithKline plc, ADR	12,720,673
456,400	Pfizer, Inc.	11,670,148
90,000	Roche Holding AG, ADR	7,982,217
123,200	Sanofi-Aventis, ADR	4,961,264
425,000	Schering-Plough Corp.	12,937,000
344,200	Wyeth	19,736,428

		129,496,135

Industrials (0.7%):
315,700	Southwest Airlines Co.ˆ	4,707,087

Information Technology (1.5%):
78,500	Cisco Systems, Inc.*	2,186,225
72,300	Hewlett-Packard Co.	3,226,026
226,600	Intel Corp.	5,384,016

		10,796,267

Materials (6.0%):
306,400	Alcoa, Inc.	12,418,392
643,693	International Paper Co.ˆ	25,136,212
100,300	Rohm and Haas Co.	5,484,404

		43,039,008

Materials & Processing (2.4%):
335,900	E.I. Du Pont de Nemours & Co.	17,077,156

Producer Durables (0.3%):
40,200	KLA-Tencor Corp.ˆ	2,208,990

Technology (4.7%):
18,400	ASML Holding N.V., NY Registered Shares*	505,080
26,740	Cognex Corp.	601,917
364,200	Dell, Inc.*	10,397,910
78,500	First Data Corp.	2,564,595
69,875	Flextronics International, Ltd.*	754,650
60,700	International Business Machines Corp.	6,388,675
35,210	KEMET Corp.*	248,231
1,500	McAfee, Inc.*	52,800
135,600	Microsoft Corp.	3,996,132
63,654	Telefonaktibolaget LM Ericsson, ADR	2,539,158

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Technology, continued
85,600	Texas Instruments, Inc.	$3,221,128
120,800	Western Union Co.	2,516,264

		33,786,540

Utilities (4.4%):
262,900	AT&T, Inc.	10,910,350
496,800	Verizon Communications, Inc.	20,453,256

		31,363,606

Total Common Stocks (Cost $558,962,192)		669,716,868

U.S. Government Agencies (6.6%):
Federal Home Loan Bank (6.6%):
$47,255,000	4.87%, 7/2/07(a)	47,248,699

Total U.S. Government Agencies (Cost $47,248,699)		47,248,699

Collateral for Securities on Loan (6.8%):
48,801,875	Allianz Dresdner Daily Asset Fund#	48,801,875

Total Collateral for Securities on Loan (Cost $48,801,875)		48,801,875

Deposit Account (0.0%):
7,141	TNT Offshore Deposit Account	7,141

Total Deposit Account (Cost $7,141)		7,141

Total Investment Securities (Cost $655,019,907)(b)—107.1%		765,774,583
Net Other Assets—(7.1)%		(50,509,669)

Net Assets—100.0%		$715,264,914

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

#	Investment in affiliate.

ADR—American Depositary Receipt.

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $657,044,082. The gross unrealized appreciation(depreciation) on a tax basis is as follows:

Unrealized appreciation	$115,825,512
Unrealized depreciation	(7,095,011)

Net unrealized appreciation	$108,730,501

The following represents the concentrations by country as of June 30, 2007 based upon the total fair value of investments.

Country	Percentage
United States	91.7%
United Kingdom	3.9%
Netherlands	2.1%
Switzerland	1.1%
France	0.7%
Sweden	0.4%
Singapore	0.1%

100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Van Kampen
Comstock
Fund

Assets
Investment securities, at cost	$655,019,907

Investment securities, at value*ˆ	$765,774,583
Interest and dividends receivable	879,971
Receivable for capital shares issued	65,808
Receivable for investments sold	2,928,698
Prepaid expenses	5,642

Total Assets	769,654,702

Liabilities
Payable for investments purchased	556,744
Payable for capital shares redeemed	4,366,447
Payable for return of collateral received	48,801,875
Manager fees payable	411,510
Administration fees payable	25,450
Distribution fees payable	148,789
Administrative and compliance services fees payable	6,406
Other accrued liabilities	72,567

Total Liabilities	54,389,788

Net Assets	$715,264,914

Net Assets Consist of:
Capital	$553,111,501
Accumulated net investment income/(loss)	16,361,484
Accumulated net realized gains/(losses) on investment transactions	35,037,253
Net unrealized appreciation/(depreciation) on investments	110,754,676

Net Assets	$715,264,914

Shares of beneficial interest (unlimited number of shares authorized, no par value)	56,167,040
Net Asset Value (offering and redemption price per share)	$12.73

*	Includes securities on loan of $47,807,263.

ˆ	Includes investment in affiliate of $48,801,875.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Van Kampen
Comstock
Fund

Investment Income:
Interest	$1,219,303
Dividends	8,113,286
Income from securities lending	30,576

Total Investment Income	9,363,165

Expenses:
Manager fees	2,554,540
Administration fees	160,332
Distribution fees	884,137
Audit fees	23,181
Administrative and compliance services fees	12,952
Custodian fees	28,502
Legal fees	32,499
Trustees’ fees	18,836
Other expenses	55,672

Total expenses before reductions	3,770,651
Less expenses waived/reimbursed by the Manager	(107,009)
Less expenses paid indirectly	(22,070)

Net Expenses	3,641,572

Net Investment Income/(Loss)	5,721,593

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	18,578,416
Change in unrealized appreciation/(depreciation) on investments	17,754,911

Net Realized and Unrealized Gains/(Losses) on Investments	36,333,327

Change in Net Assets Resulting from Operations	$42,054,920

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Comstock Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$5,721,593	$10,639,891
Net realized gains/(losses) on investment transactions	18,578,416	17,633,022
Change in unrealized appreciation/(depreciation) on investments	17,754,911	64,880,603

Change in net assets resulting from operations	42,054,920	93,153,516

Dividends to Shareholders:
From net investment income	—	(6,594,226)
From net realized gains on investments	—	(38,500,194)

Change in net assets resulting from dividends to shareholders	—	(45,094,420)

Capital Transactions:
Proceeds from shares issued	43,548,128	146,502,958
Proceeds from dividends reinvested	—	45,094,420
Value of shares redeemed	(75,493,633)	(94,434,176)

Change in net assets resulting from capital transactions	(31,945,505)	97,163,202

Change in net assets	10,109,415	145,222,298
Net Assets:
Beginning of period	705,155,499	559,933,201

End of period	$715,264,914	$705,155,499

Accumulated net investment income/(loss)	$16,361,484	$10,639,891

Share Transactions:
Shares issued	3,513,647	12,704,351
Dividends reinvested	—	4,029,885
Shares redeemed	(6,112,077)	(8,199,644)

Change in shares	(2,598,430)	8,534,592

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$12.00	$11.15	$11.23	$9.63	$7.44	$9.39

Investment Activities:
Net Investment Income/(Loss)	0.11	0.18	0.11	0.10	0.08	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	0.62	1.52	0.31	1.54	2.19	(1.92)

Total from Investment Activities	0.73	1.70	0.42	1.64	2.27	(1.89)

Dividends to Shareholders From:
Net Investment Income	—	(0.13)	(0.04)	(0.04)	(0.08)	(0.03)
Net Realized Gains	—	(0.72)	(0.46)	—	—	(0.03)

Total Dividends	—	(0.85)	(0.50)	(0.04)	(0.08)	(0.06)

Net Asset Value, End of Period	$12.73	$12.00	$11.15	$11.23	$9.63	$7.44

Total Return*(a)	6.08%	15.76%	3.92%	17.12%	30.53%	(19.87)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$715,265	$705,155	$559,933	$380,374	$201,265	$72,833
Net Investment Income/(Loss)(b)	1.62%	1.71%	1.44%	1.13%	1.08%	1.14%
Expenses Before Reductions**(b)	1.07%	1.08%	1.19%	1.20%	1.28%	1.48%
Expenses Net of Reductions(b)	1.03%	1.05%	1.18%	1.20%	1.20%	1.20%
Expenses Net of Reductions(b)(c)	1.04%	1.05%	1.19%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	13.62%	28.14%	30.83%	31.77%	36.85%	49.06%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Comstock Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Comstock Fund	$48,801,875	$47,807,263

The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and over $500 million at 0.675%. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fees through April 30, 2008 as follows: the first $100 million at 0.75%, the next $400 million at 0.70% and over $500 million at 0.65%. The annual expense limit of the Fund was 1.20%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2007, the Agent received $7,466 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $13,393 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $17,035 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Comstock Fund	$89,878,660	$98,973,985

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Van Kampen Comstock Fund	$13,862,861	$31,231,559	$45,094,420

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Comstock Fund	$11,566,058	$17,422,271	$28,988,329	$91,110,164	$120,098,493

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

6. Subsequent Event

At a Board meeting on June 13, 2007, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Van Kampen Comstock Fund will acquire the assets and liabilities of the AZL AIM Basic Value Fund. The reorganization is scheduled to be completed in the third quarter of 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Van Kampen
Equity and Income Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contain details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Equity and Income Fund	$1,000.00	$1,058.40	$5.41	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Equity and Income Fund	$1,000.00	$1,019.54	$5.31	1.06%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Equity and Income Fund invested, as a percentage of net assets, in the following types of securities, as of June 30, 2007:

Percent of
Investments	net assets*
Common Stocks	63.8%
Convertible Bonds	10.0
Corporate Bonds	5.6
Investment Company	0.5
Preferred Stock	3.1
U.S. Government Sponsored Enterprises	4.5
U.S. Treasury Obligations	13.8
Short-Term Investments	21.6

122.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks (63.8%):
Auto & Transportation (0.5%):
33,910	Honda Motor Co., Ltd., ADR	$1,230,594

Consumer Discretionary (8.5%):
24,160	Amazon.com, Inc.*	1,652,786
82,634	Comcast Corp., Class A*	2,323,668
18,650	Estee Lauder Co., Inc., Class A	848,762
46,060	Home Depot, Inc.	1,812,461
20,730	McDonald’s Corp.	1,052,255
25,135	Office Depot, Inc.*	761,591
48,700	Rite Aid Corp.*	310,706
215,070	Time Warner, Inc.	4,525,072
80,318	Viacom Inc., Class B*	3,343,638
71,800	Wal-Mart Stores, Inc.	3,454,298
73,494	Yahoo!, Inc.*	1,993,892

		22,079,129

Consumer Staples (7.7%):
30,420	Altria Group, Inc.	2,133,659
44,080	Cadbury Schweppes plc, ADR	2,393,544
58,800	Coca-Cola Co.	3,075,828
33,330	ConAgra Foods, Inc.	895,244
112,450	General Electric Co.	4,304,585
12,050	Kimberly-Clark Corp.	806,025
58,361	Kraft Foods, Inc., Class A	2,057,225
28,130	Procter & Gamble Co.	1,721,275
83,330	Unilever NV, New York Shares	2,584,897

		19,972,282

Energy (2.2%):
9,300	Devon Energy Corp.	728,097
33,210	Occidental Petroleum Corp.	1,922,195
26,650	Schlumberger, Ltd.	2,263,651
29,470	Williams Cos., Inc. (The)	931,841

		5,845,784

Financials (15.3%):
40,590	Aegon NV	797,594
38,121	Bank of America Corp.	1,863,736
126,810	Charles Schwab Corp.	2,602,141
46,320	Chubb Corp.	2,507,765
30,030	CIGNA Corp.	1,568,167
96,530	Citigroup, Inc.	4,951,024
13,699	Conseco, Inc.*	286,172
36,050	Fifth Third Bancorp	1,433,709
57,100	Freddie Mac	3,465,970
18,210	Hartford Financial Services Group, Inc.	1,793,867
117,052	J.P. Morgan Chase & Co.	5,671,168
126,440	Marsh & McLennan Cos., Inc.	3,904,467
36,100	Merrill Lynch & Co., Inc.	3,017,238
22,170	PNC Financial Services Group	1,586,929
Common Stocks, continued
Financials, continued
50,960	Travelers Cos., Inc.	2,726,360
3,600	Washington Mutual, Inc.	198,000
20,680	XL Capital, Ltd., Class A	1,743,117

		40,117,424

Health Care (9.7%):
72,650	Abbott Laboratories	3,890,408
75,740	Boston Scientific Corp.*	1,161,852
117,690	Bristol-Myers Squibb Co.	3,714,296
63,460	Eli Lilly & Co.	3,546,145
20,730	GlaxoSmithKline plc, ADR	1,085,630
53,950	Pfizer, Inc.	1,379,502
22,130	Roche Holding AG, ADR	1,962,738
14,030	Sanofi-Aventis, ADR	564,988
165,720	Schering-Plough Corp.	5,044,516
52,780	Wyeth	3,026,405

		25,376,480

Information Technology (3.5%):
133,300	Alcatel-Lucent, ADR	1,866,200
32,700	Cisco Systems, Inc.*	910,695
16,356	Embarq Corp.	1,036,480
13,226	Hewlett-Packard Co.	590,144
54,681	Intel Corp.	1,299,221
85,872	Micron Technology, Inc.*	1,075,976
110,369	Symantec Corp.*	2,229,453

		9,008,169

Integrated Oils (3.6%):
41,540	ConocoPhillips	3,260,890
21,670	Exxon Mobil Corp.	1,817,680
19,800	Marathon Oil Corp.	1,187,208
38,560	Royal Dutch Shell plc, ADR	3,131,072

		9,396,850

Materials & Processing (3.0%):
60,510	Bayer AG, ADR	4,556,403
28,980	E.I. Du Pont de Nemours & Co.	1,473,343
43,680	Newmont Mining Corp.	1,706,141

		7,735,887

Producer Durables (3.7%):
18,210	Applera Corp.	556,133
38,250	Raytheon Co.	2,061,293
24,590	Siemens AG, ADR	3,517,846
100,280	Tyco International, Ltd.	3,388,461

		9,523,733

Utilities (6.1%):
60,350	American Electric Power Co., Inc.	2,718,164
31,283	Entergy Corp.	3,358,230
32,350	FirstEnergy Corp.	2,094,016
42,510	France Telecom SA, ADR	1,168,175

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Utilities, continued
117,102	Sprint Nextel Corp.	2,425,182
101,866	Verizon Communications, Inc.	4,193,823

		15,957,590

Total Common Stocks (Cost $136,121,983)		166,243,922

Corporate Bonds (5.6%):
Auto & Transportation (0.0%):
$78,675	America West Airlines, Inc., 7.10%, 4/2/21	$83,002
45,000	Union Pacific Corp., 6.63%, 2/1/08	45,289

		128,291

Consumer Discretionary (0.2%):
65,000	CVS Caremark Corp., 5.75%, 6/1/17	62,713
25,000	CVS Corp., 5.75%, 8/15/11	24,998
103,883	CVS Lease Pass Through, 6.04%, 12/10/28	100,821
110,000	FBG Finance, Ltd., 5.13%, 6/15/15	103,092
40,000	Fedex Corp., 5.50%, 8/15/09	40,035
10,000	Fedex Corp., 7.25%, 2/15/11	10,515
105,000	Viacom, Inc., 6.88%, 4/30/36	101,443

		443,617

Consumer Staples (0.2%):
30,000	ConAgra Foods, Inc., 7.00%, 10/1/28	31,251
45,000	ConAgra Foods, Inc., 8.25%, 9/15/30	53,265
80,000	Fred Meyer, Inc., 7.45%, 3/1/08	80,998
45,000	General Mills, Inc., 3.88%, 11/30/07	44,720
105,000	May Department Stores Co., 6.70%, 7/15/34	97,610
85,000	Sara Lee Corp., 6.13%, 11/1/32	76,041
60,000	YUM! Brands, Inc., 8.88%, 4/15/11	66,013

		449,898

Energy (0.1%):
65,000	Consumers Energy Co., 4.80%, 2/17/09	64,213
60,000	Detroit Edison Co., 6.13%, 10/1/10	61,069
Corporate Bonds, continued
Energy, continued
80,000	Entergy Gulf States, Inc., 3.60%, 6/1/08	78,573
55,000	Texas East Transmission, 7.00%, 7/15/32	60,332
55,000	Wisconsin Electric Power Co., 3.50%, 12/1/07	54,551

		318,738

Financials (3.8%):
215,000	AIG Sunamerica Global Finance, 6.30%, 5/10/11	220,197
100,000	American General Finance Corp., Series MTNI, 4.63%, 5/15/09	98,619
50,000	American General Finance Corp.,	48,670
50,000	AXA Financial, Inc., 6.50%, 4/1/08	50,351
80,238	Bank of America, 3.99%, 8/18/09	79,806
45,000	Brookfield Asset Management Co., 5.80%, 4/25/17	43,930
10,000	Brookfield Asset Management, Inc., 8.13%, 12/15/08	10,351
115,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	120,810
81,383	Capital Auto Receivables Asset Trust, Class A4, Series 2005-1, 4.05%, 7/15/09	80,989
300,000	Capital Auto Receivables Asset Trust, Class A3, Series 2006-1, 5.03%, 10/15/09	299,092
300,000	Capital Auto Receivables Asset Trust, Series 2006-SN1AC, Class A3, 5.31%, 10/20/09	299,686
300,000	Capital Auto Receivables Asset Trust, Class A3A, Series 2006-2, 4.98%, 5/15/11	298,666
150,000	Capital One Auto Finance Trust, Class A3A, Series 2006-C, 5.07%, 7/15/11	149,474
40,000	Capmark Financial Corp., 6.30%, 5/10/17	39,362
100,000	Capmark Financial Group, 5.88%, 5/10/12	98,690

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Financials, continued
$35,769	Caterpillar Financial Asset Trust, Class A3, Series 2005-A, 3.90%, 2/25/09	$35,639
225,000	Caterpillar Financial Asset Trust, 5.57%, 5/25/10	225,591
70,000	Caterpillar Financial Services Corp., Series MTNF, 3.63%, 11/15/07	69,544
100,000	Catlin Insurance Co., Ltd., 7.25%, 1/19/17	95,151
25,000	Chase Manhattan Corp., 7.00%, 11/15/09	25,825
8,974	CIT Equipment Collateral, Class A3, Series 2004-EF1, 3.50%, 9/20/08	8,927
200,000	CIT Equipment Collateral, Class A3, Series 2006-VT2, 5.07%, 2/20/10	199,248
35,000	CIT Group, Inc., 3.65%, 11/23/07	34,754
60,000	CIT Group, Inc., 5.00%, 11/24/08	59,611
41,150	CNH Equipment Trust, Class A3, Series 2005-A, 4.02%, 4/15/09	40,966
163,697	CNH Equipment Trust, Class A3, Series 2005-B, 4.27%, 1/15/10	162,545
125,000	CNH Equipment Trust, Class A3, Series 2006-B, 5.20%, 6/15/10	124,617
494,000	Conseco, Inc., 3.50%, 9/30/35	502,028
70,000	Cooper Industries, Inc., 5.25%, 11/15/12	68,645
115,000	Countrywide Home Loans, Inc., 3.25%, 5/21/08	112,709
50,891	Daimler Chrysler Auto Trust, Class A3, Series 2005-B, 4.04%, 9/8/09	50,659
60,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	75,821
200,000	Farmers Exchange Capital, 7.05%, 7/15/28	202,606
22,462	Ford Credit Auto Owner Trust, Class A3, Series 2005-B, 4.17%, 1/15/09	22,403
125,000	Ford Credit Auto Owner Trust, Class A3, Series 2006-A, 5.05%, 3/15/10	124,693
Corporate Bonds, continued
Financials, continued
225,000	Ford Credit Auto Owner Trust, Class A3, Series 2006-B, 5.26%, 10/15/10	224,647
167,279	GE Equipment Small Ticket LLC, Class A3, 4.88%, 10/22/09	166,709
95,000	General Electric Capital Corp., 5.88%, 2/15/12	96,112
80,000	General Electric Capital Corp., Series MTNA, 4.75%, 9/15/14	75,682
175,000	Goldman Sachs Capital Corp II, 5.79%, 12/29/49	170,790
500,000	Goldman Sachs Group, Inc., Series MTNB, 0.25%, 8/30/08	538,424
250,000	GS Mortgage Securities Corp. II, 5.99%, Series 2007-GG10 Class A4, 6/10/39	248,113
75,000	Harley-Davidson Motorcycle Trust, Class A2, Series 2005-2, 4.07%, 2/15/12	73,952
125,000	Harley-Davidson Motorcycle Trust, Class A2, Series 2005-1, 3.76%, 12/17/12	122,304
100,000	Harley-Davidson Motorcyle Trust, Class A2, Series 2005-3, 4.41%, 6/15/12	98,722
100,000	Hertz Vehicle Financing LLC, Class A2, Series 2005-2A, 4.93%, 2/25/10	99,300
20,201	Honda Auto Receivables Owner Trust, Class A3, Series 2005-2, 3.93%, 1/15/09	20,120
57,172	Honda Auto Receivables Owner Trust, Class A3, Series 2005-3, 3.87%, 4/20/09	56,821
150,000	Honda Auto Recievables Owner Trust, Class A3, Series 2005-6, 4.85%, 10/19/09	149,592
50,000	Household Finance Corp., 4.13%, 11/16/09	48,552
60,000	Household Finance Corp., 8.00%, 7/15/10	64,083
145,000	Household Finance Corp., 6.38%, 10/15/11	148,990
65,000	HSBC Finance Corp., 6.75%, 5/15/11	67,472
55,650	Hyundai Auto Receivables Trust, Class A3, Series 2005-A, 3.98%, 11/16/09	55,220

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Financials, continued
$20,000	International Lease Finance Corp., 3.75%, 8/1/07	$19,976
80,000	J.P. Morgan Chase & Co., 6.00%, 2/15/09	80,677
275,000	JP Morgan Chase Commercial Mortgage Security Corp., 6.01%, Series 2007-LD11 Class A4, 6/15/49	273,471
75,000	Marshall & Ilsley Bank, 3.80%, 2/8/08	74,310
76,125	Merrill Auto Trust Securitization, Class A3, Series 2005-1, 4.10%, 8/25/09	75,756
70,383	National City Auto Receivables Trust, Class A4, Series 2004-A, 2.88%, 5/15/11	69,257
135,000	Nationwide Building Society, 4.25%, 2/1/10	130,924
84,233	Nissan Auto Receivables Owner Trust, Class A3, Series 2005-B, 3.99%, 7/15/09	83,727
50,000	Platinum Underwriters Finance, Inc., 6.37%, 11/16/07	49,852
50,000	Platinum Underwriters Finance, Inc., Series B, 7.50%, 6/1/17	51,472
75,000	Popular North America, Inc., 5.65%, 4/15/09	74,952
345,000	Residential Capital LLC, 6.38%, 6/30/10	340,547
175,000	Residential Capital LLC, 6.50%, 4/17/13	169,151
155,000	SLM Corp., 4.00%, 1/15/10	144,248
25,000	SLM Corp., 5.00%, 10/1/13	21,330
95,000	St. Paul Travelers Cos., Inc., 5.01%, 8/16/07	94,959
40,000	Textron Financial Corp., 4.13%, 3/3/08	39,676
95,000	Textron Financial Corp., 5.13%, 2/3/11	94,016
11,626	USAA Auto Owner Trust, Class A3, Series 2004-3, 3.16%, 2/17/09	11,603
28,187	USAA Auto Owner Trust, Class A3, Series 2005-1, 3.90%, 7/15/09	28,045
Corporate Bonds, continued
Financials, continued
77,703	USAA Auto Owner Trust, Class A3, Series 2004-2, 3.58%, 2/15/11	77,122
185,000	USB Capital IX, 6.19%, 4/15/49	186,366
13,907	Volkswagen Auto Lease Trust, Class A3, Series 2005-A, 3.82%, 5/20/08	13,893
6,621	Wachovia Auto Owner Trust, Class A3, Series 2004-B, 2.91%, 4/20/09	6,596
28,187	Wachovia Auto Owner Trust, Class A3, Series 2005-A, 4.06%, 9/21/09	28,016
150,000	Wachovia Auto Owner Trust, Class A3, Series 2005-B, 4.79%, 4/20/10	149,570
380,000	Wachovia Capital Trust III, 5.80%, 3/15/42	378,344
100,000	Washington Mutual Preferred Funding II, 6.67%, 12/15/16	95,464
120,000	Washington Mutual, Inc., 8.25%, 4/1/10	127,688
165,808	World Financial Properties, 6.95%, 9/1/13	171,316
115,000	Xlliac Global Funding, 4.80%, 8/10/10	112,472

		9,981,076

Health Care (0.5%):
600,000	ImClone Systems, Inc., 1.38%, 5/15/24	558,000
31,000	Manor Care, Inc., 2.13%, 8/1/35	46,539
404,000	Manor Care, Inc., 2.13%, 8/1/35	606,505
55,000	UnitedHealth Group, Inc., 4.13%, 8/15/09	53,666
30,000	WellPoint, Inc., 3.75%, 12/14/07	29,765
35,000	WellPoint, Inc., 4.25%, 12/15/09	33,903

		1,328,378

Industrials (0.1%):
65,000	Burlington North Santa Fe, Inc., 6.13%, 3/15/09	65,687
50,000	LG Electronics, Inc., 5.00%, 6/17/10	48,849
14,216	Systems 2001 Asset Trust, 6.66%, 9/15/13	14,736

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Industrials, continued
$5,000	Union Pacific Corp., 6.79%, 11/9/07	$5,018

		134,290

Integrated Oils (0.1%):
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	28,893
105,000	Plains All American Pipeline, 6.70%, 5/15/36	105,121
80,000	Valero Energy Corp., 3.50%, 4/1/09	77,568

		211,582

Materials (0.0%):
60,000	ICI Wilmington, Inc., 4.38%, 12/1/08	58,989
Technology (0.3%):
507,000	Symantec Corp., 0.75%, 6/15/11	590,654
46,000	Symantec Corp., 1.00%, 6/15/13	53,993
140,000	Telecom Italia Capital, 4.00%, 1/15/10	134,586
25,000	Telecom Italia Capital, 4.88%,10/1/10	24,350

		803,583

Utilities (0.3%):
105,000	Arizona Public Service Co., 5.80%, 6/30/14	103,609
15,000	AT&T Corp., 8.00%, 11/15/31, (d)	17,829
80,000	Carolina Power & Light Co., 5.13%, 9/15/13	77,479
110,000	Comcast Cable Communications, Inc., 6.75%, 1/30/11	113,856
35,000	Consolidated Natural Gas, 6.25%, 11/1/11	35,752
10,000	Consumers Energy Corp., 4.00%, 5/15/10	9,591
125,000	France Telecom SA, 8.50%, 3/1/31	157,061
105,000	Ohio Power Co., 6.00%, 6/1/16	105,100
55,000	SBC Communications, Inc., 6.15%, 9/15/34	52,735
15,000	Sprint Capital Corp., 8.75%, 3/15/32	16,847
125,000	Telefonica Europe BV, 8.25%, 9/15/30	145,284

		835,143

Corporate Bonds, continued
Utilities, continued
Total Corporate Bonds (Cost $14,458,745)		14,693,585

Convertible Bonds (10.0%):
Auto & Transportation (0.6%):
1,146,000	Ford Motor Co., 4.25%, 12/15/36	1,435,365

Consumer Discretionary (0.7%):
400,000	Best Buy, 2.25%, 1/15/22	434,000
500,000	Eastman Kodak Co., 3.38%, 10/15/33	525,000
480,000	International Game Technology Co., 2.60%, 12/15/36	467,400
390,000	Interpublic Group, COS, 4.50%, 3/15/23	436,313

		1,862,713

Consumer Staples (0.7%):
1,195,000	Amazon.com, Inc., 4.75%, 2/1/09	1,217,406
1,264,000	Supervalue, Inc., 0.00%, 11/2/31,(c)	557,740

		1,775,146

Financials (0.9%):
1,300,000	Goldman Sachs Group, Inc., 2.00%, 5/9/14	1,244,880
1,127,000	U.S. Bancorp, 3.61%, 2/6/37,(d)	1,114,040

		2,358,920

Health Care (3.0%):
300,000	Advanced Medical Optics, Inc., 2.50%, 7/15/24	291,750
230,000	Amerigroup Corp., 2.00%, 5/15/12	201,825
1,249,000	Amgen, Inc., 0.38%, 2/1/13	1,108,487
451,000	Amgen, Inc., 0.38%, 2/1/13	400,263
650,000	Beckman Coulter, 2.50%, 12/15/36	688,999
308,000	Charles River Laboratories, 2.25%, 6/15/13	370,755
500,000	Edwards Lifesciences Corp., 3.88%, 5/15/33	517,500
525,000	Health Management Association, 4.38%, 8/1/23	561,094
750,000	Invitrogen Corp., 1.50%, 2/15/24	689,062

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Convertible Bonds, continued
Health Care, continued
$213,000	Medtronic, Inc., 1.50%, 4/15/11	$225,780
610,000	Medtronic, Inc., 1.25%, 9/15/21	609,238
673,000	Omnicare, Inc., 3.25%, 12/15/35	562,796
157,000	ST.JUDE Medical, 1.22%, 12/15/08	155,038
722,000	Teva Pharmaceuticals Industries, Ltd., 1.75%, 2/1/26	719,292
700,000	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	678,125

		7,780,004

Industrials (0.3%):
650,000	3M Co., 2.40%, 11/21/32	585,813
200,000	Allied Waste Industries, 4.25%, 4/15/34	191,250

		777,063

Materials (0.3%):
171,000	Invitrogen Corp., 3.25%, 6/15/25	173,779
500,000	Sealed Air Corp., 3.00%, 6/30/33	506,250

		680,029

Technology (3.5%):
450,000	Amdocs, Ltd., 0.50%, 3/15/24	464,625
650,000	Electronic Data Systems, Inc., 3.88%, 7/15/23	658,125
285,000	EMC Corp, 1.75%, 12/1/11	359,813
800,000	EMC Corp., 1.75%, 12/1/11	1,009,999
461,000	Intel Corp., 2.95%, 12/15/35	439,679
520,000	JDS Uniphase, 0.00%, 11/15/10,(c)	480,350
400,000	JDS Uniphase, 1.00%, 5/15/26	330,000
420,000	Juniper Networks, 0.00%, 6/15/08,(c)	541,800
800,000	L-3 Communication Corp, 3.00%, 8/1/35	902,000
525,000	Level 3 Communications, Inc., 6.00%, 3/15/10	503,344
400,000	Level 3 Communications, Inc., 2.88%, 7/15/10	435,500
Convertible Bonds, continued
Technology, continued
154,000	Level 3 Communications, Inc., 3.50%, 6/15/12	194,233
460,000	Linear Technology Corp., 3.00%, 5/1/27	464,600
457,000	Lucent Technologies Corp., 2.75%, 6/15/25	511,840
1,000,000	Nortel Networks Corp., 4.25%, 9/1/08	986,249
507,000	Sandisk Corp., 1.00%, 5/15/13	445,526
512,000	Xilinx, Inc., 3.13%, 3/15/37	515,840

		9,243,523

Utilities (0.0%):
38,000	PG&E Corp., 9.50%, 6/30/10	124,355

Total Convertible Bonds (Cost $25,178,377)		26,037,118

Preferred Stock (3.1%):
Auto & Transportation (0.3%):
21,700	Ford Capital Trust II	835,450

Consumer Discretionary (0.3%):
200	Interpublic Group of Cos., Inc.	213,325
5,900	Newell Financial Trust I	290,575
5,100	Tribune Co.	341,700

		845,600

Financials (0.8%):
8	Fannie Mae	793,154
12,000	Lazard, Ltd.	466,320
16,500	Sovereign Capital Trust IV	765,188
9,300	XL Capital, Ltd.	273,234

		2,297,896

Health Care (0.6%):
310	Healthsouth Corp.	286,789
8,000	Omnicare Capital Trust II	397,000
13,000	Schering-Plough Corp.	894,400

		1,578,189

Other Energy (0.4%):
300	El Paso Corp.	437,625
12,000	El Paso Energy Capital Trust I	505,920

		943,545

Technology (0.4%):
900	Lucent Technologies Capital Trust I	926,438

Utilities (0.3%):
20,000	Centerpointe Energy, Inc.	750,800

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Preferred Stock, continued
Utilities, continued
Total Preferred Stock (Cost $7,548,160)		$8,177,918

U.S. Treasury Notes (2.0%):
US Treasuries (2.0%):
$900,000	U.S. Treasury, 3.88%, 5/15/09	883,547
175,000	U.S. Treasury, 4.63%, 8/31/11	173,031
2,150,000	U.S. Treasury, 4.63%, 2/29/12	2,122,455
2,175,000	U.S. Treasury, 4.00%, 2/15/15	2,036,683

Total U.S. Treasury Notes (Cost $5,251,680)		5,215,716

U.S. Government Agency Mortgages (0.3%):
Federal Home Loan Mortgage Corporation (0.0%):
2,805	11.00%, 9/1/15, Pool #170141	3,048
5,611	10.00%, 9/1/17, Pool #555283	5,907
7,202	10.50%, 11/1/17, Pool #360016	7,933

		16,888

Federal National Conventional Loan (0.3%):
2,608	10.50%, 12/1/16, Pool #124783	2,780
785	7.50%, 7/1/30, Pool #541844	819
6,718	7.50%, 9/1/30, Pool #190308	7,017
5,408	7.50%, 12/1/30, Pool #541493	5,649
6,187	7.50%, 2/1/31, Pool #253643	6,462
62,502	7.00%, 7/1/31, Pool #581846	64,780
954	8.00%, 7/1/31, Pool #253905	1,005
168,790	7.00%, 4/1/32, Pool #581846	174,837
5,477	8.00%, 5/1/32, Pool #645398	5,771
69,489	6.50%, 7/1/32, Pool #254378	70,720
50,121	7.00%, 10/1/32, Pool #846419	51,948
29,595	7.00%, 10/1/34, Pool #849807	30,541
U.S. Government Agency Mortgages, continued
Federal National Conventional Loan, continued
218,248	7.00%, 11/1/34, Pool #735483	225,217

		647,546

Government National Mortgage Association (0.0%):
6,406	10.00%, 10/15/21, Pool #780488	7,068
7,439	10.50%, 4/15/25, Pool #780127	8,244

		15,312

Total U.S. Government Agency Mortgages (Cost $688,902)		679,746

U.S. Government Agency Securities (0.1%):
Federal National Mortgage Association (0.1%):
350,000	6.63%, 10/15/07	351,072

Total U.S. Government Agency Securities (Cost $353,166)		351,072

U.S. Treasury Obligations (11.8%):
U.S. Treasury Bonds (1.3%):
1,050,000	8.13%, 8/15/19	1,327,758
1,050,000	7.63%, 2/15/25	1,337,110
555,000	6.38%, 8/15/27	634,434

		3,299,302

U.S. Treasury Notes (10.5%):
450,000	4.63%, 3/31/08	448,664
700,000	3.75%, 5/15/08	692,343
550,000	4.88%, 5/31/08	549,484
800,000	5.13%, 6/30/08	800,750
1,250,000	4.75%, 11/15/08	1,245,996
1,250,000	3.25%, 1/15/09	1,219,239
3,950,000	4.88%, 5/15/09	3,948,148
2,250,000	6.00%, 8/15/09	2,298,692
1,100,000	5.75%, 8/15/10	1,126,984
1,350,000	4.50%, 2/28/11	1,331,648
400,000	3.88%, 2/15/13	379,906
4,085,000	4.25%, 8/15/13	3,944,260
5,150,000	4.25%, 11/15/13	4,958,081
2,250,000	4.00%, 2/15/14	2,129,942
900,000	4.25%, 11/15/14	858,727
1,150,000	8.13%, 8/15/21	1,482,152
80,000	6.50%, 11/15/26	92,412

		27,507,428

Total U.S. Treasury Obligations (Cost $31,125,039)		30,806,730

U.S. Government Agencies (4.1%):
Federal Home Loan Bank (4.1%):
9,921,000	4.87%, 7/2/07(b)	9,919,677
900,000	5.15%, 7/20/07(b)	897,705

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Government Agencies, continued
Fedral Home Loan Bank, continued
Total U.S. Government Agencies (Cost $10,817,240)		$10,817,382

Investment Company (0.5%):
86,800	iShares MSCI Japan Index Fund	$1,261,204

Total Investment Company (Cost $1,267,592)		1,261,204
Collateral for Securities on Loan (21.5%):
49,763,277	Northern Trust Liquid Institutional Asset Portfolio	49,763,277

Collateral for Securities on Loan, continued
Total Collateral for Securities on Loan (Cost $49,763,277)		49,763,277

Deposit Account (0.1%):
183,508	NTRS London Deposit Account	183,508

Total Deposit Account (Cost $183,508)		183,508

Total Investments (Cost $282,757,669)(a)—122.9%		314,231,178
Net Other Assets (Liabilities)—(22.9)%		(53,477,779)

Net Assets—100.0%		$260,753,399

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

*	Non-income producing security.

ADR—American Depositary Receipt.

(a)	Cost for federal income tax purposes is $283,693,498. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$33,019,664
Unrealized depreciation	(2,481,984)

Net unrealized appreciation	$30,537,680

(b)	The rate presented represents the effective yield at June 30, 2007.

(c)	Zero Coupon Bond.

(d)	Variable rate security. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2007.

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	86.7%
Germany	3.1%
United Kingdom	2.6%
France	1.4%
Netherlands	1.3%
Bermuda	1.3%
Netherlands Antilles	0.9%
Switzerland	0.7%
Cayman Islands	0.7%
Japan	0.5%
Canada	0.4%
Israel	0.3%
Luxembourg	0.1%

100.0%

See accompanying notes to financial statements

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Van Kampen
Equity and
Income Fund

Assets
Investment securities, at cost	$282,757,669

Investment securities, at value*	$314,231,178
Interest and dividends receivable	1,097,153
Receivable for capital shares issued	322,589
Receivable for investments sold	823,345
Prepaid expenses	1,767

Total Assets	316,476,032

Liabilities
Payable for investments purchased	5,718,227
Payable for return of collateral received	49,763,277
Manager fees payable	148,713
Administration fees	9,085
Distribution fees payable	53,112
Administrative and compliance services fees payable	2,287
Other accrued liabilities	27,932

Total Liabilities	55,722,633

Net Assets	$260,753,399

Net Assets Consist of:
Capital	$215,396,700
Accumulated net investment income/(loss)	6,256,859
Net realized gains/(losses) on investment transactions	7,626,331
Net unrealized appreciation/(depreciation) on investments	31,473,509

Net Assets	$260,753,399

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,434,687
Net Asset Value (offering and redemption price per share)	$13.42

*	Includes securities on loan of $55,102,767.

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Van Kampen
Equity and
Income Fund

Investment Income:
Interest	$1,702,208
Dividends	2,018,200
Income from securities lending	18,998

Total Investment Income	3,739,406

Expenses:
Manager fees	899,602
Administration fees	54,309
Distribution fees	299,867
Audit fees	8,185
Administrative and compliance services fees	4,494
Custodian fees	14,205
Legal fees	9,392
Trustees’ fees	6,552
Other expenses	35,695

Total expenses before reductions	1,332,301
Less expenses waived/reimbursed by the Manager	(59,975)

Net Expenses	1,272,326

Net Investment Income/(Loss)	2,467,080

Realized and Unrealized Gains/(Losses) on Investments and Foreign Currency Transactions:
Net realized gains/(losses) on securities and foreign currency transactions	2,633,265
Change in unrealized appreciation/(depreciation) on investments	8,528,060

Net Realized and Unrealized Gains/(Losses) on Investments	11,161,325

Change in Net Assets Resulting from Operations	$13,628,405

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen Equity
	and Income Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,467,080	$3,791,438
Net realized gains/(losses) on investment transactions	2,633,265	5,302,504
Change in unrealized appreciation/(depreciation) on investments	8,528,060	13,613,139

Change in net assets resulting from operations	13,628,405	22,707,081

Dividends to Shareholders:
From net investment income	—	(1,926,559)
From net realized gains	—	(3,343,165)

Change in net assets resulting from dividends to shareholders	—	(5,269,724)

Capital Transactions:
Proceeds from shares issued	25,004,208	55,743,218
Proceeds from dividends reinvested	—	5,269,724
Value of shares redeemed	(2,849,977)	(16,150,543)

Change in net assets resulting from capital transactions	22,154,231	44,862,399

Change in net assets	35,782,636	62,299,756
Net Assets:
Beginning of period	224,970,763	162,671,007

End of period	$260,753,399	$224,970,763

Accumulated net investment income	$6,256,859	$3,789,779

Share Transactions:
Shares issued	1,915,445	4,628,090
Dividends reinvested	—	440,612
Shares redeemed	(223,363)	(1,373,919)

Change in shares	1,692,082	3,694,783

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended June 30,	For the Year Ended		May 3, 2004 to
	2007	December 31,		December 31,
	(Unaudited)	2006	2005	2004(a)

Net Asset Value, Beginning of Period	$12.68	$11.58	$10.86	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11	0.19	0.14	0.05
Net Realized and Unrealized Gains/ (Losses) on Investments	0.63	1.24	0.59	0.86

Total from Investment Activities	0.74	1.43	0.73	0.91

Dividends to Shareholders From:
Net Investment Income	—	(0.12)	—	(0.05)
Net Realized Gains	—	(0.21)	(0.01)	—

Total Dividends	—	(0.33)	(0.01)	(0.05)

Net Asset Value, End of Period	$13.42	$12.68	$11.58	$10.86

Total Return*(b)	5.84%	12.52%	6.75%	9.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$260,753	$224,971	$162,671	$81,218
Net Investment Income/(Loss)(c)	2.06%	2.00%	1.55%	1.40%
Expenses Before Reductions**(c)	1.11%	1.11%	1.18%	1.22%
Expenses Net of Reductions(c)	1.06%	1.08%	1.18%	1.20%
Portfolio Turnover Rate(b)	32.11%	55.05%	46.94%	44.65%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Equity and Income Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Equity and Income Fund	$56,066,123	$55,102,767

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Repurchase Agreements and U.S. Treasury Index Bonds at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Van Kampen Equity and Income Fund	0.75%	1.20%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fees to 0.70% through April 30, 2008.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $4,380 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $10,319 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Equity and Income Fund	$108,565,825	$74,190,706

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Van Kampen Equity and Income Fund	$2,601,876	$2,667,848	$5,269,724

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Equity and Income Fund	$4,560,277	$4,533,665	$9,093,942	$22,634,352	$31,728,294

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Van Kampen
Global Franchise Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Global Franchise Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Global Franchise Fund	$1,000.00	$1,089.30	$6.84	1.32%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Global Franchise Fund	$1,000.00	$1,018.25	$6.61	1.32%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

The AZL Van Kampen Global Franchise Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Consumer Discretionary	19.5%
Consumer Staples	60.7
Health Care	11.3
Industrials	3.5
Materials	2.3
Short-Term Investments	13.0

110.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.3%):
Consumer Discretionary (19.5%):
327,123	Career Education Corp.*	$11,046,944
165,308	Harley-Davidson, Inc.ˆ	9,854,010
384,000	Kao Corp.	9,945,917
303,159	New York Times Co., Class Aˆ	7,700,239
583,223	Reed Elsevier NV	11,129,433
343,266	SMG plc	354,794
89,755	Weight Watchers International, Inc.	4,563,144
624,157	Wolters Kluwer CVA NV	19,017,557
1,095,696	WPP Group plc	16,391,503

		90,003,541

Consumer Staples (60.7%):
245,075	Altadis SAˆ	16,207,805
302,560	Altria Group, Inc.	21,221,558
1,122,743	British American Tobacco plc	38,183,666
145,291	Brown-Forman Corp., Class Bˆ	10,617,866
817,895	C&C Group plc	11,020,709
1,721,562	Cadbury Schweppes plc	23,334,028
538,746	Diageo plc	11,190,632
170,486	Fortune Brands, Inc.ˆ	14,042,932
137,540	Groupe Danone	11,122,507
455,647	Imperial Tobacco Group plc	21,074,188
231,440	Kellogg Co.	11,986,278
149,025	Kimberly-Clark Corp.	9,968,282
104,056	Koninklijke Numico NV	5,397,840
28,416	Nestle SA, Registered Shares	10,783,492
56,607	Pernod-Ricard SAˆ	12,506,845
376,058	Reckitt Benckiser plc	20,596,683
866,700	Swedish Match AB	16,703,526
465,749	Unilever plc	15,049,779

		281,008,616

Common Stocks, continued
Health Care (11.3%):
489,817	GlaxoSmithKline plc	12,830,198
183,559	Novartis AG, Registered Shares	10,333,641
687,684	Pfizer, Inc.	17,584,080
141,351	Sanofi-Aventis	11,416,106

		52,164,025

Industrials (3.5%):
254,330	Kone Oyj, B Shares	15,978,092

Materials (2.3%):
243,890	Scotts Miracle-Gro Co., Class A	10,472,637

Total Common Stocks (Cost $349,159,603)		449,626,911

Collateral for Securities on Loan (12.2%):
56,289,838	Allianz Dresdner Daily Asset Fund#	56,289,838

Total Collateral for Securities on Loan (Cost $56,289,838)		56,289,838

Deposit Account (0.8%):
3,502,605	NTRS London Deposit Account	3,502,605

Total Deposit Account (Cost $3,502,605)		3,502,605

Total Investment Securities (Cost $408,952,046)(a)—110.3%		509,419,354
Net Other Assets (Liabilities)—(10.3)%		(47,471,926)

Net Assets—100.0%		$461,947,428

Percentages indicated are based on net assets as of June 30, 2007.

ˆ	All or a portion of security is loaned as of June 30, 2007.

#	Investment in affiliate.

(a)	Cost for federal income tax purposes is $409,311,502. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$106,521,688
Unrealized depreciation	(6,413,836)

Net unrealized appreciation	$100,107,852

continued

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

As of June 30, 2007, the Fund’s open foreign currency contract exchange contracts were as follows;

				Unrealized
	Delivery	Contract	Fair	Appreciation/
Short	Date	Amount	Value	Depreciation
Receive US Dollars in exchange for 89,815 Euro	7/2/07	$120,953	$121,547	$(594)
Receive US Dollars in exchange for 35,975,000 British Pounds	7/24/07	72,035,620	72,211,406	(175,786)
Receive US Dollars in exchange for 3,926,495 British Pounds	7/2/07	7,860,842	7,884,052	(23,210)
Receive US Dollars in exchange for 503,422 British Pounds	7/3/07	1,008,657	1,010,787	(2,130)
Long
Deliver US Dollars in exchange for 280,381 Euro	7/3/07	378,234	379,482	1,248

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United Kingdom	35.1%
United States	29.3%
Netherlands	7.8%
France	7.7%
Switzerland	4.7%
Sweden	3.7%
Spain	3.6%
Finland	3.5%
Ireland	2.4%
Japan	2.2%

100.0%

See accompanying notes to financial statements.

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Van Kampen
Global Franchise
Fund

Assets
Investment securities, at cost	$408,952,046

Investment securities, at value*	$509,419,354
Foreign currency, at value (cost $976,513)	987,909
Interest and dividends receivable	655,299
Receivable for forward foreign currency contracts	1,248
Receivable for investments sold	11,639,220
Reclaim receivable	273,290
Prepaid expenses	2,496

Total Assets	522,978,816

Liabilities
Payable for investments purchased	3,568,088
Payable for capital shares redeemed	432,421
Payable for forward foreign currency contracts	201,720
Payable for return of collateral received	56,289,839
Manager fees payable	359,413
Administration fees payable	16,178
Distribution fees payable	94,582
Administrative and compliance services fees payable	4,072
Other accrued liabilities	65,075

Total Liabilities	61,031,388

Net Assets	$461,947,428

Net Assets Consist of:
Capital	$342,829,531
Accumulated net investment income/(loss)	8,121,574
Accumulated net realized gains/(losses) on investment transactions	10,669,917
Net unrealized appreciation/(depreciation) on investments	100,326,406

Net Assets	$461,947,428

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,379,262
Net Asset Value (offering and redemption price per share)	$19.76

*	Includes securities on loan of $54,489,176.

ˆ	Includes investment in affiliate of $56,289,838.

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Van Kampen
Global Franchise
Fund

Investment Income:
Interest	$371,891
Dividends	8,778,080
Foreign withholding tax	(237,790)
Income from securities lending	119,520

Total Investment Income	9,031,701

Expenses:
Manager fees	2,044,038
Administration fees	97,392
Distribution fees	537,903
Audit fees	13,798
Administrative and compliance services fees	8,004
Custodian fees	64,689
Legal fees	15,071
Trustees’ fees	9,556
Other expenses	44,867

Total Expenses	2,835,318

Net Investment Income/(Loss)	6,196,383

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	3,623,073
Change in unrealized appreciation/(depreciation) on investments	26,061,570

Net Realized and Unrealized Gains/(Losses) on Investments	29,684,643

Change in Net Assets Resulting from Operations	$35,881,026

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Global Franchise Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$6,196,383	$4,078,691
Net realized gains/(losses) on investment transactions	3,623,073	5,490,022
Change in unrealized appreciation/(depreciation) on investments	26,061,570	49,994,070

Change in net assets resulting from operations	35,881,026	59,562,783

Dividends to Shareholders:
From net investment income	—	(4,793,630)
From net realized gains	—	(6,011,005)

Change in net assets resulting from dividends to shareholders	—	(10,804,635)

Capital Transactions:
Proceeds from shares issued	60,401,042	113,851,780
Proceeds from dividends reinvested	—	10,804,635
Value of shares redeemed	(25,944,151)	(37,388,062)

Change in net assets resulting from capital transactions	34,456,891	87,268,353

Change in net assets	70,337,917	136,026,501
Net Assets:
Beginning of period	391,609,511	255,583,010

End of period	$461,947,428	$391,609,511

Accumulated net investment income/(loss)	$8,121,574	$1,925,191

Share Transactions:
Shares issued	3,152,982	6,718,114
Dividends reinvested	—	632,221
Shares redeemed	(1,367,263)	(2,284,327)

Change in shares	1,785,719	5,066,008

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended				May 1, 2003 to
	June 30,	For the Year Ended December 31,			December 31,
	2007	2006	2005	2004	2003(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$18.14	$15.46	$13.88	$12.37	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.26	0.16	0.08	0.08	0.02
Net Realized and Unrealized Gains/ (Losses) on Investments	1.36	3.09	1.54	1.43	2.36

Total from Investment Activities	1.62	3.25	1.62	1.51	2.38

Dividends to Shareholders From:
Net Investment Income	—	(0.25)	—	—	(0.01)
Net Realized Gains	—	(0.32)	(0.04)	—	— *

Total Dividends	—	(0.57)	(0.04)	—	(0.01)

Net Asset Value, End of Period	$19.76	$18.14	$15.46	$13.88	$12.37

Total Return**(b)	8.93%	21.25%	11.64%	12.21%	23.90%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$461,947	$391,610	$255,583	$122,818	$23,982
Net Investment Income/(Loss)(c)	2.88%	1.31%	1.19%	0.80%	0.57%
Expenses Before Reductions***(c)	1.32%	1.32%	1.42%	1.48%	1.70%
Expenses Net of Reductions(c)	1.32%	1.32%	1.42%	1.44%	1.35%
Expenses Net of Reductions(c)(d)	1.32%	1.32%	1.42%	N/A	N/A
Portfolio Turnover Rate(b)	8.40%	19.43%	16.33%	9.40%	3.31%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Global Franchise Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Global Franchise Fund	$56,289,838	$54,489,176

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Allianz Dresdner Daily Asset Fund at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Van Kampen Global Franchise Fund	0.95%	1.39%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2007, the agent received $42,219 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $7,569 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $277 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Global Franchise Fund	$84,863,235	$34,623,735

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Van Kampen Global Franchise Fund	$5,693,946	$5,110,689	$10,804,635

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed			Total
	Long Term	Accumulated	Unrealized	Accumulated
	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Global Franshise Fund	$7,406,300	$7,406,300	$75,830,571	$83,236,871

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Van Kampen
Global Real Estate Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Global Real Estate Fund	$1,000.00	$1,005.80	$6.71	1.35%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Global Real Estate Fund	$1,000.00	$1,018.10	$6.76	1.35%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Global Real Estate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Consumer Discretionary	3.4%
Diversified REIT’s	10.0
Health Care	0.3
Homebuilding	0.2
Industrial REIT’s	3.7
Office REIT’s	8.7
Real Estate Investment Trusts	0.6
Real Estate Management & Development	33.7
Residential REIT’s	9.1
Retail REIT’s	20.5
Speciality Financial	0.3
Specialized REIT’s	6.0
Short-Term Investments	25.8

122.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.5%):
Consumer Discretionary (3.4%):
3,310	Gaylord Entertainment Co.*ˆ	$177,548
53,720	Hilton Hotels Corp.	1,798,008
145,000	Mandarin Oriental International, Ltd.	311,750
9,750	Morgans Hotel Group*ˆ	237,705
49,390	Starwood Hotels & Resorts Worldwide, Inc.	3,312,588
113,000	The Hongkong and Shanghai Hotels, Ltd.	199,752

		6,037,351

Diversified REIT’s (10.0%):
45	BLife Investment Corp.	255,515
145,572	British Land Co. plc	3,894,165
591,459	DB RREEF Trustˆ	983,222
1,326	Fonciere des Regionsˆ	193,796
3,366	Gecina SA	561,826
371,971	GPT Group	1,463,003
17,955	Liberty Property Trustˆ	788,763
132,669	Mirvac Groupˆ	640,457
23	MORI HILLS REIT Invst. Corp.	225,281
25	MORI TRUST Sogo Reit, Inc.ˆ	283,043
390	PS Business Parks, Inc.	24,714
73,938	Shaftesbury plc	873,370
312,197	Stockland Trust Groupˆ	2,149,928
10,605	Unibailˆ	2,707,215
23,700	Vornado Realty Trust	2,603,208
1,451	Wereldhave NV	201,994

		17,849,500

Health Care (0.3%):
41,680	Assisted Living Concepts, Inc.*ˆ	443,892
1,105	Tenet Healthcare Corp.*ˆ	7,194

		451,086

Homebuilding (0.2%):
2,276	Brookfield Homes Corp.ˆ	66,209
7,250	Goldcrest Co., Ltd.	371,316

		437,525

Industrial REIT’s (3.7%):
30,905	AMB Property Corp.	1,644,764
110,373	Brixton plc	964,233
4,900	DCT Industrial Trust, Inc.ˆ	52,724
3,575	EastGroup Properties, Inc.ˆ	156,657
254,140	Macquarie Goodman Groupˆ	1,442,987
15,900	ProLogis	904,710
115,360	Slough Estates plc	1,438,670

		6,604,745

Office REIT’s (8.7%):
32,334	Boston Properties, Inc.ˆ	3,302,271
50,917	Brandywine Realty Trustˆ	1,455,208
323,100	Capitacommerical Trust	618,849
Common Stocks, continued
Office REIT’s, continued
858,000	Champion Real Estate Investment Trust	491,646
30,860	Derwent Valley Holdings plc	1,130,331
7,650	Douglas Emmett, Inc.ˆ	189,261
1,900	Duke Realty, Corp.ˆ	67,773
70,800	Great Portland Estates plc	937,484
15,943	Highwood Properties, Inc.ˆ	597,863
70,100	Investa Property Groupˆ	173,386
51,000	K-REIT Asia	95,217
8,585	Kilroy Realty Corp.ˆ	608,161
46,180	Mack-Cali Realty Corp.	2,008,368
8,970	Maguire Properties, Inc.ˆ	307,940
109	Nippon Building Fund, Inc.ˆ	1,508,514
50	Nomura Real Estate Office Fund, Inc.ˆ	537,684
3,699	Parkway Properties, Inc.ˆ	177,663
7,464	SL Green Realty Corp.ˆ	924,715
2,512	Societe Immobiliere de Locationpour l’Industrie et le Commerce	405,325

		15,537,659

Real Estate Investment Trusts (0.6%):
33,390	Healthcare Realty Trust, Inc.ˆ	927,574
85,837	Insight Foundation Property Trust, Ltd.	204,521

		1,132,095

Real Estate Management & Development (33.7%):
14,402	Aedes SPA	107,754
4,300	Aeon Mall Co., Ltd.ˆ	131,941
660	Allreal Holding AGˆ	74,157
19,957	Alstria Office AG*	411,292
22,000	Ascott Group, Ltd.	26,313
492,051	Beni Stabili SPA	716,047
15,580	Big Yellow Group, plc	163,214
155,337	Brookfield Properties Corp.ˆ	3,776,242
33,153	Capital & Regional plc	767,380
289,000	Capitaland, Ltd.	1,530,625
42,808	Castellum AB	515,319
486,000	China Overseas Land & Investment, Ltd.	758,440
112,000	China Resources Land, Ltd.	169,343
15,789	Conwert Immobilien Invest AG*	304,996
25,800	Daibiru Corp.ˆ	357,663
9,470	Fabege AB	103,508
15,405	Forest City Enterprises, Inc.ˆ	947,099
29,602	Grainger Trust plcˆ	333,749
204,000	Guangzhou R&F Properties Co., Ltd.ˆ	625,029
381,000	Hang Lung Properties, Ltd.	1,310,099
325,000	Henderson Land Development Co., Ltd.	2,213,829

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued
777,000	Hongkong Land Holdings, Ltd.ˆ	$3,496,500
78,115	Hufvudstaden AB	900,135
374,801	Hysan Development Co., Ltd.ˆ	997,233
17,700	Immoeast Immobilien Anlagen AG*	249,807
44,259	Immofinanz Immobilien Anlagen AG*	645,087
9,723	IVG Immobilien AG	381,071
323	K.K. DaVinci Advisors*ˆ	280,636
86,000	Keppel Land, Ltd.	491,995
121,000	Kerry Properties, Ltd.ˆ	760,015
11,000	KWG Property Holding Ltd.*	10,242
94,622	Minerva plc*	667,067
259,000	Mitsubishi Estate Co., Ltd.	6,975,825
218,000	Mitsui Fudosan Co., Ltd.	6,118,324
186,800	New World China Land, Ltd.ˆ	158,899
837,000	New World Development Co., Ltd.	2,094,405
8,700	Nomura Real Estate Office Fund, Inc.	283,108
519	NTT Urban Development Corp.	1,003,310
9,525	PSP Swiss Property AG*	533,598
48,195	Quintain Estates & Development plc	778,125
78,341	Risanamento SPA*ˆ	576,139
214,500	Shui On Land, Ltd.ˆ	192,344
32,000	Singapore Land, Ltd.	238,514
163,034	Sino Land Co., Ltd.	339,540
24,430	Sponda Oyj	354,811
153,000	Sumitomo Realty & Development Co.	4,972,029
397,000	Sun Hung Kai Properties, Ltd.	4,778,488
68,000	Swire Pacific, Ltd.	758,466
25,000	TOC Co., Ltd.ˆ	257,733
54,000	Tokyo Tatemono Co., Ltd.	673,280
84,000	Tokyu Land Corp.	888,180
82,385	Unite Group plc	660,919
987,000	United Industrial Corp., Ltd.	2,257,783
115,000	Wharf Holdings, Ltd.	460,241
266,000	Wheelock Properties, Ltd.	601,700

		60,179,588

Residential REIT’s (9.1%):
5,495	American Campus Communities, Inc.ˆ	155,454
37,390	Archstone-Smith Trust	2,210,123
22,695	AvalonBay Communities, Inc.	2,697,982
30,354	BRE Properties, Inc.ˆ	1,799,689
13,005	Camden Property Trust	870,945
9,675	Equity Lifestyle Properties, Inc.ˆ	504,938
Common Stocks, continued
Residential REIT’s, continued
113,291	Equity Residential	5,169,467
11,013	Essex Property Trust, Inc.ˆ	1,280,812
11,520	GMH Communities Trustˆ	111,629
8,360	Mid-America Apartment Communities, Inc.ˆ	438,733
21,301	Post Properties, Inc.ˆ	1,110,421
70	UDR, Inc.	1,841

		16,352,034

Retail REIT’s (20.5%):
14,550	Acadia Realty Trustˆ	377,573
216,000	CapitaMall Trust	595,957
132,100	CapitaRetail China Trust*	272,828
9,920	Cedarshopping Centers, Inc.ˆ	142,352
94,005	Centro Properties Groupˆ	674,439
433,379	CFS Retail Property Trust	786,923
5,167	Corio NV	405,279
3,851	Equity One, Inc.ˆ	98,393
16,575	Eurocommercial Properties NV	852,952
24,835	Federal Realty Investment Trust	1,918,752
43,361	General Growth Properties, Inc.	2,295,965
55,664	Hammerson plc	1,594,870
495	Kimco Realty Corp.	18,845
3,084	Klepierreˆ	520,434
122,806	Land Securities Group plc	4,272,726
74,985	Liberty International plc	1,716,381
204,800	Macquarie CountryWide Trustˆ	349,854
910,000	Macquarie MEAG Prime	736,633
4,240	Ramco-Gershenson Properties Trustˆ	152,343
28,491	Regency Centers Corp.	2,008,616
8,388	Rodamco Europe NVˆ	1,118,504
62,030	Simon Property Group, Inc.	5,771,271
418,000	Suntec Real Estate Investment Trust	530,063
7,065	Taubman Centers, Inc.	350,495
26,736	The Macerich Co.	2,203,581
413,906	Westfield Groupˆ	6,974,613

		36,740,642

Speciality Financial (0.3%):
29,843	Prologis European Properties	522,249

Specialized REIT’s (6.0%):
390	Cogdell Spencer, Inc.ˆ	8,030
2,510	DiamondRock Hospitality, Co.ˆ	47,891
19,240	Health Care Property Investorsˆ	556,613
16,448	Hersha Hospitality Trustˆ	194,415
158,600	Host Hotels & Resorts, Inc.ˆ	3,666,832
70	Japan Hotel and Resort, Inc.	380,830

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialized REIT’s, continued
7,540	LaSalle Hotel Properties	$327,387
35,118	Legacy Hotels Real Estate Investment Trust	392,398
11,262	Plum Creek Timber Co., Inc.	469,175
27,558	Public Storage, Inc.	2,117,006
19,245	Senior Housing Properties Trustˆ	391,636
9,657	Sovran Self Storage, Inc.ˆ	465,081
58,942	Strategic Hotels & Resorts, Inc.ˆ	1,325,606
15,516	Sunstone Hotel Investors, Inc.ˆ	440,499

		10,783,399

Total Common Stocks (Cost $162,120,433)		172,627,873

Collateral for Securities on Loan (24.5%):
43,815,312	Northern Trust Liquid Institutional Asset Portfolio	43,815,312

Total Collateral for Securities on Loan (Cost $43,815,312)		43,815,312

Deposit Account (1.3%):
2,313,574	NTRS London Deposit Account	2,313,574

Total Deposit Account (Cost $2,313,574)		2,313,574

Rights (0.0%):
Retail REIT’s (0.0%):
413,906	Westfield Group	15,253

Total Rights (Cost $0)		15,253

Total Investments (Cost $208,249,319) (a)—122.3%		218,772,012
Net Other Assets (Liabilities)—(22.3)%		(39,945,038)

Net Assets—100.0%		$178,826,974

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

(a)	Cost for federal income tax purposes is $209,466,210. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$15,862,682
Unrealized depreciation	(6,556,880)

Net unrealized appreciation	$9,305,802

As of June 30, 2007, the fund’s foreign currency exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	Depreciation
Delivered 91,541 Euro in exchange for US Dollars	7/3/07	$123,804	$123,897	$(93)
Delivered 156,918 Euro in exchange for US Dollars	7/3/07	212,127	212,382	(255)
Delivered 5,447 Singapore Dollars in exchange for US Dollars	7/2/07	3,544	3,559	(15)
Delivered 16,633 Singapore Dollars in exchange for US Dollars	7/3/07	10,848	10,871	(23)

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	Depreciation
Received 20,588 Euro in exchange for US Dollars	7/2/07	$27,777	$27,821	$44
Received 105,651 British Sterling Pound in exchange for US Dollars	7/3/07	212,127	212,130	3
Received 80,888 Hong Kong Dollars in exchange for US Dollars	7/3/07	10,355	10.346	(9)
Received 846,273 Swedish Krone in exchange for US Dollars	7/3/07	123,804	123,798	(6)

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	38.6%
Japan	14.5%
United Kingdom	11.6%
Hong Kong	9.3%
Australia	9.0%
Singapore	4.6%
France	2.5%
Canada	2.4%
Bermuda	2.2%
Netherlands	1.5%
Sweden	0.9%
Italy	0.8%
Austria	0.7%
Germany	0.5%
Switzerland	0.4%
Luxembourg	0.3%
Finland	0.2%

100.0%

See accompanying notes to financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Van Kampen
Global Real
Estate Fund

Assets
Investment securities, at cost	$208,249,319

Investment securities, at value*	$218,772,012
Foreign currency, at value (cost $1,306,145)	1,315,987
Interest and dividends receivable	524,767
Receivable for capital shares issued	3,075,012
Receivable for investments sold	66,751
Receivable for forward foreign currency contracts	47
Reclaim receivable	463
Prepaid expenses	879

Total Assets	223,755,918

Liabilities
Payable for investments purchased	824,848
Payable for capital shares redeemed	28,948
Payable for forward foreign currency contracts	401
Payable for return of collateral received	43,815,312
Manager fees payable	135,646
Administration fees payable	6,345
Distribution fees payable	37,096
Administrative and compliance services fees payable	1,597
Other accrued liabilities	78,751

Total Liabilities	44,928,944

Net Assets	$178,826,974

Net Assets Consist of:
Capital	$162,806,361
Accumulated net investment income/(loss)	1,136,391
Accumulated net realized gains/(losses) on investment transactions	4,353,485
Net unrealized appreciation/(depreciation) on investments	10,530,737

Net Assets	$178,826,974

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,720,850
Net Asset Value (offering and redemption price per share)	$12.15

*	Includes securities on loan of $42,142,296.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Van Kampen
Global Real
Estate Fund

Investment Income:
Interest	$192,437
Dividends	2,278,544
Foreign withholding tax	(124,625)
Income from securities lending	29,381

Total Investment Income	2,375,737

Expenses:
Manager fees	752,725
Administration fees	37,817
Distribution fees	209,090
Audit fees	5,532
Administrative and compliance services fees	3,169
Custodian fees	109,479
Legal fees	6,703
Trustees’ fees	4,670
Other expenses	27,715

Total expenses before reductions	1,156,900
Less expenses waived/reimbursed by the Manager	(27,812)

Net Expenses	1,129,088

Net Investment Income/(Loss)	1,246,649

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	3,930,668
Change in unrealized appreciation/(depreciation) on investments	(7,323,569)

Net Realized and Unrealized Gains/(Losses) on Investments	(3,392,901)

Change in Net Assets Resulting from Operations	$(2,146,252)

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Changes in Net Assets

	AZL Van Kampen
	Global Real Estate Fund
	Six Months Ended	May 1, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,246,649	$540,963
Net realized gains/(losses) on investment transactions	3,930,668	684,317
Change in unrealized appreciation/(depreciation) on investments	(7,323,569)	17,854,306

Change in net assets resulting from operations	(2,146,252)	19,079,586

Dividends to Shareholders:
From net investment income	—	(676,570)
From net realized gains on investments	—	(269,991)

Net change in net assets resulting from dividends to shareholders	—	(946,561)

Capital Transactions:
Proceeds from shares issued	73,835,474	124,326,300
Proceeds from dividends reinvested	—	946,561
Value of shares redeemed	(27,574,864)	(8,693,270)

Change in net assets resulting from capital transactions	46,260,610	116,579,591

Change in net assets	44,114,358	134,712,616
Net Assets:
Beginning of period	134,712,616	—

End of period	$178,826,974	$134,712,616

Accumulated net investment income/(loss)	$1,136,391	$(110,258)

Share Transactions:
Shares issued	5,739,896	11,930,322
Dividends reinvested	—	78,358
Shares redeemed	(2,174,493)	(853,233)

Change in shares	3,565,403	11,155,447

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended	May 1, 2006 to
	June 30,	December 31,
	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(0.02)	2.12

Total from Investment Activities	0.07	2.17

Dividends to Shareholders From:
Net Investment Income	—	(0.07)
Net Realized Gains	—	(0.02)

Total Dividends	—	(0.09)

Net Asset Value, End of Period	$12.15	$12.08

Total Return*(b)	0.58%	21.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$178,827	$134,713
Net Investment Income/(Loss)(c)	1.49%	1.00%
Expenses Before Reductions**(c)	1.38%	1.45%
Expenses Net of Reductions(c)	1.35%	1.33%
Portfolio Turnover Rate(b)	16.70%	10.75%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Period from commencement of operations.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Global Real Estate Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Global Real Estate Fund	$43,815,312	$42,142,296

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Van Kampen Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2008
AZL Van Kampen Global Real Estate Fund	$65,477

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $2,860 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $3,743 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Global Real Estate Fund	$74,778,175	$26,815,139

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized,

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Van Kampen Global Real Estate Fund	$946,561	$—	$946,561

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Global Real Estate Fund	$1,147790	$307,201	$1,454,991	$16,711,874	$18,166,865

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Van Kampen
Growth and Income Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Growth and Income Fund	$1,000.00	$1,076.30	$5.10	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Return Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Growth and Income Fund	$1,000.00	$1,019.89	$4.96	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Growth and Income Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007.

Percent of
Investments	net assets*
Auto & Transportation	0.7%
Consumer Discretionary	12.5
Consumer Staples	8.7
Energy	3.3
Financials	22.5
Health Care	14.3
Information Technology	5.1
Integrated Oils	5.3
Investment Company	0.7
Materials & Processing	4.9
Other	2.4
Producer Durables	5.4
Utilities	9.0
Federal Home Loan Bank	4.8
Short-Term Investments	8.3

107.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.1%):
Auto & Transportation (0.7%):
76,120	Honda Motor Co., Ltd., ADR	$2,762,395

Consumer Discretionary (12.5%):
55,190	Amazon.com, Inc.*	3,775,548
188,570	Comcast Corp., Class A*	5,302,588
42,010	Estee Lauder Co., Inc., Class Aˆ	1,911,875
102,890	Home Depot, Inc.	4,048,722
46,520	McDonald’s Corp.	2,361,355
56,662	Office Depot, Inc.*	1,716,859
108,900	Rite Aid Corp. *ˆ	694,782
482,580	Time Warner, Inc.	10,153,483
180,950	Viacom Inc., Class B*	7,532,949
163,690	Wal-Mart Stores, Inc.	7,875,126
167,710	Yahoo!, Inc.*	4,549,972

		49,923,259

Consumer Staples (8.7%):
68,270	Altria Group, Inc.	4,788,458
98,920	Cadbury Schweppes plc, ADRˆ	5,371,356
131,940	Coca-Cola Co.	6,901,781
74,030	ConAgra Foods, Inc.	1,988,446
27,100	Kimberly-Clark Corp.	1,812,719
129,694	Kraft Foods, Inc., Class A	4,571,713
63,310	Procter & Gamble Co.	3,873,939
185,600	Unilever NV, New York Shares	5,757,312

		35,065,724

Energy (3.3%):
20,980	Devon Energy Corp.	1,642,524
74,600	Occidental Petroleum Corp.	4,317,848
60,630	Schlumberger, Ltd.	5,149,912
65,730	Williams Cos., Inc. (The)	2,078,383

		13,188,667

Financials (22.5%):
91,080	Aegon NV	1,789,722
85,802	Bank of America Corp.	4,194,860
285,460	Charles Schwab Corp.	5,857,639
103,950	Chubb Corp.	5,627,853
67,170	CIGNA Corp.	3,507,617
217,740	Citigroup, Inc.	11,167,885
80,900	Fifth Third Bancorpˆ	3,217,393
127,680	Freddie Mac	7,750,176
40,860	Hartford Financial Services Group, Inc.	4,025,119
264,046	J.P. Morgan Chase & Co.	12,793,028
282,740	Marsh & McLennan Cos., Inc.	8,731,011
81,420	Merrill Lynch & Co., Inc.	6,805,084
49,450	PNC Financial Services Group	3,539,631
Common Stocks, continued
Financials, continued
126,378	Travelers Cos., Inc.	6,761,223
46,390	XL Capital, Ltd., Class A	3,910,213

		89,678,454

Health Care (14.3%):
162,960	Abbott Laboratories	8,726,508
172,380	Boston Scientific Corp.*	2,644,309
267,920	Bristol-Myers Squibb Co.	8,455,555
142,890	Eli Lilly & Co.	7,984,693
45,690	GlaxoSmithKline plc, ADR	2,392,785
122,890	Pfizer, Inc.	3,142,297
50,390	Roche Holding AG, ADR	4,469,155
32,800	Sanofi-Aventis, ADR	1,320,856
377,800	Schering-Plough Corp.	11,500,233
118,850	Wyeth	6,814,859

		57,451,250

Information Technology (5.1%):
300,290	Alcatel-Lucent, ADRˆ	4,204,060
74,890	Cisco Systems, Inc.*	2,085,687
36,704	Embarq Corp.	2,325,932
33,210	Hewlett-Packard Co.	1,481,830
120,050	Intel Corp.	2,852,388
192,690	Micron Technology, Inc.*	2,414,406
250,160	Symantec Corp.*	5,053,232

		20,417,535

Integrated Oils (5.3%):
93,748	ConocoPhillips	7,359,218
48,342	Exxon Mobil Corp.	4,054,927
45,140	Marathon Oil Corp.	2,706,594
86,020	Royal Dutch Shell plc, ADRˆ	6,984,824

		21,105,563

Materials & Processing (4.9%):
168,430	Bayer AG, ADRˆ	12,682,779
64,550	E.I. Du Pont de Nemours & Co.	3,281,722
98,080	Newmont Mining Corp.	3,831,005

		19,795,506

Other (2.4%):
249,980	General Electric Co.	9,569,234

Producer Durables (5.4%):
50,630	Applera Corp.	1,546,240
85,820	Raytheon Co.ˆ	4,624,840
55,380	Siemens AG, ADRˆ	7,922,663
224,660	Tyco International, Ltd.	7,591,261

		21,685,004

Utilities (9.0%):
134,290	American Electric Power Co., Inc.	6,048,422
70,210	Entergy Corp.	7,537,044
72,600	FirstEnergy Corp.	4,699,398

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Utilities, continued
105,130	France Telecom SA, ADRˆ	$2,888,972
273,226	Sprint Nextel Corp.	5,658,510
228,570	Verizon Communications, Inc.	9,410,227

		36,242,573

Total Common Stocks (Cost $292,302,123)		376,885,164

Collateral for Securities on Loan (8.3%):
33,415,481	Northern Trust Liquid Institutional Asset Portfolio	33,415,481

Total Collateral for Securities on Loan (Cost $33,415,481)		33,415,481

U.S. Government Agencies (4.8%):
Federal Home Loan Bank (4.8%):
$19,430,000	4.87%, 7/2/07(a)	19,427,409

Total U.S. Government Agencies (Cost $19,427,409)		19,427,409

Investment Company (0.7%):
199,050	iShares MSCI Japan Index Fundˆ	2,892,197

Total Investment Company (Cost $2,906,752)		2,892,197

Deposit Account (0.0%):
44,997	NTRS London Deposit Account	44,997

Total Deposit Account (Cost $44,997)		44,997

Total Investment Securities (Cost $348,096,762) (b)—107.9%		432,665,248
Net Other Assets (Liabilities)—(7.9)%		(31,803,532)

Net Assets—100.0%		$400,861,716

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

ADR—American Depositary Receipt.

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $349,367,945. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$85,886,401
Unrealized depreciation	(2,589,098)

Net unrealized appreciation	$83,297,303

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	81.1%
Germany	5.2%
United Kingdom	3.7%
Netherlands	3.2%
France	2.1%
Bermuda	1.9%
Switzerland	1.1%
Cayman Islands	1.0%
Japan	0.7%

100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Van Kampen
Growth and
Income Fund

Assets
Investment securities, at cost	$348,096,762

Investment securities, at value*	$432,665,248
Interest and dividends receivable	585,504
Receivable for capital shares issued	28,460
Receivable for investments sold	1,393,957
Prepaid expenses	2,983

Total Assets	434,676,152

Liabilities
Payable for capital shares redeemed	53,323
Payable for return of cash collateral received	33,415,481
Manager fees payable	216,952
Administration fees payable	14,138
Distribution fees payable	82,652
Administrative and compliance services fees payable	3,558
Other accrued liabilities	28,332

Total Liabilities	33,814,436

Net Assets	$400,861,716

Net Assets Consist of:
Capital	$288,407,924
Accumulated net investment income/(loss)	7,370,578
Accumulated net realized gains/(losses) on investment transactions	20,514,728
Net unrealized appreciation/(depreciation) on investments	84,568,486

Net Assets	$400,861,716

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,865,256
Net Asset Value (offering and redemption price per share)	$14.39

*	Includes securities on loan of $35,494,856.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Van Kampen
Growth and
Income Fund

Investment Income:
Interest	$392,844
Dividends	4,326,954
Income from securities lending	12,981

Total Investment Income	4,732,779

Expenses:
Manager fees	1,409,792
Administration fees	85,375
Distribution fees	471,172
Audit fees	12,466
Administrative and compliance services fees	6,977
Custodian fees	15,887
Legal fees	14,268
Trustees’ fees	9,981
Other expenses	28,284

Total expenses before reductions	2,054,202
Less expenses waived/reimbursed by the Manager	(172,345)
Less expenses paid indirectly	(13,742)

Net Expenses	1,868,115

Net Investment Income/(Loss)	2,864,664

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	6,601,585
Change in unrealized appreciation/(depreciation) on investments	17,630,811

Net Realized and Unrealized Gains/(Losses) on Investments	24,232,396

Change in Net Assets Resulting from Operations	$27,097,060

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Growth and Income Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,864,664	$4,512,750
Net realized gains/(losses) on investment transactions	6,601,585	15,143,020
Change in unrealized appreciation/(depreciation) on investments	17,630,811	30,250,167

Change in net assets resulting from operations	27,097,060	49,905,937

Dividends to Shareholders:
From net investment income	—	(2,738,540)
From net realized gains	—	(19,962,047)

Change in net assets resulting from dividends to shareholders	—	(22,700,587)

Capital Transactions:
Proceeds from shares issued	28,510,639	41,784,839
Proceeds from dividends reinvested	—	22,700,587
Value of shares redeemed	(25,469,240)	(36,505,045)

Change in net assets resulting from capital transactions	3,041,399	27,980,381

Change in net assets	30,138,459	55,185,731
Net Assets:
Beginning of period	370,723,257	315,537,526

End of period	$400,861,716	$370,723,257

Accumulated net investment income/(loss)	$7,370,578	$4,505,914

Share Transactions:
Shares issued	2,003,748	3,261,518
Dividends reinvested	—	1,833,651
Shares redeemed	(1,858,222)	(2,897,430)

Change in shares	145,526	2,197,739

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$13.37	$12.36	$11.76	$10.37	$8.21	$9.70

Investment Activities:
Net Investment Income/(Loss)	0.10	0.15	0.10	0.09	0.08	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.92	1.74	0.98	1.34	2.16	(1.49)

Total from Investment Activities	1.02	1.89	1.08	1.43	2.24	(1.42)

Dividends to Shareholders From:
Net Investment Income	—	(0.10)	(0.04)	(0.04)	(0.08)	(0.07)
Net Realized Gains	—	(0.78)	(0.44)	—	—	—

Total Dividends	—	(0.88)	(0.48)	(0.04)	(0.08)	(0.07)

Net Asset Value, End of Period	$14.39	$13.37	$12.36	$11.76	$10.37	$8.21

Total Return*(a)	7.63%	15.90%	9.24%	13.82%	27.46%	(14.71)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$400,862	$370,723	$315,538	$229,249	$146,172	$47,721
Net Investment Income/(Loss)(b)	1.52%	1.34%	1.02%	0.87%	1.07%	0.94%
Expenses Before Reductions**(b)	1.09%	1.16%	1.20%	1.21%	1.29%	1.58%
Expenses Net of Reductions(b)	0.99%	1.09%	1.18%	1.17%	1.10%	1.10%
Expenses Net of Reductions(b)(c)	1.00%	1.10%	1.20%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	12.15%	29.83%	40.15%	53.80%	57.44%	60.56%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Growth and Income Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Growth and Income	$36,289,406	$35,494,856

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and over $500 million at 0.675%. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee through April 30, 2008 as follows: the first $100 million at 0.675% and over $100 million at 0.65%. The annual expense limit of the Fund was 1.20%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $7,038 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $10,892 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Growth and Income	$53,654,787	$44,180,304

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Van Kampen Growth and Income	$4,719,031	$17,981,556	$22,700,587

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Growth and Income	$5,634,438	$14,021,333	$19,655,771	$65,700,961	$85,356,732

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Van Kampen
Mid Cap Growth Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Mid Cap Growth Fund	$1,000.00	$1,122.40	$5.74	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Mid Cap Growth Fund	$1,000.00	$1,019.39	$5.46	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Mid Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Consumer Discretionary	31.7%
Energy	6.6
Financials	11.5
Health Care	6.0
Industrials	15.2
Information Technology	13.3
Materials	7.2
Telecommunication Services	5.1
Utilities	1.1
Federal Home Loan Bank	3.1
Short-Term Investments	27.5

128.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.7%):
Consumer Discretionary (31.7%):
122,616	Abercrombie & Fitch Co.	$8,948,516
553,232	Aeroplan Income Fundˆ	11,028,276
51,009	Amazon.com, Inc.*	3,489,526
141,531	Apollo Group, Inc., Class A*	8,269,656
48,974	AutoZone, Inc.*	6,690,828
88,671	Choice Hotels International, Inc.ˆ	3,504,278
82,635	Desarrolladora Homex S.A. de C.V., ADR*ˆ	5,006,855
229,695	Discovery Holding Co., Class A*	5,280,688
92,101	Focus Media Holding, Ltd.*ˆ	4,651,101
357,042	Grupo Televisa SA, GDR	9,857,929
94,904	Hilton Hotels Corp.	3,176,437
213,640	InterContinental Hotels Group plc, ADRˆ	5,294,008
31,629	ITT Educational Services, Inc.*	3,712,612
52,259	Lamar Advertising Co.ˆ	3,279,775
1,950,000	Li & Fung, Ltd.	7,022,398
6,486	NVR, Inc.*ˆ	4,408,859
90,532	PETsMART, Inc.ˆ	2,937,763
65,144	Weight Watchers International, Inc.ˆ	3,311,921
143,649	Wendy’s International, Inc.ˆ	5,279,101
94,915	Wynn Resorts, Ltd.ˆ	8,512,926

		113,663,453

Energy (6.6%):
204,761	Southwestern Energy Co.*	9,111,865
266,577	Ultra Petroleum Corp.*ˆ	14,725,713

		23,837,578

Financials (11.5%):
12,952	Allegheny Corp.*ˆ	5,264,988
109,803	Brown & Brown, Inc.ˆ	2,760,447
189,800	Calamos Asset Management, Inc., Class Aˆ	4,849,390
111,864	Forest City Enterprises, Inc.ˆ	6,877,399
13,437	Fortress Investment Group LLC, Class Aˆ	320,069
296,297	Janus Capital Group, Inc.ˆ	8,248,909
161,161	Leucadia National Corp.ˆ	5,680,925
262,186	People’s United Financial, Inc.	4,648,558
58,052	St. Joe Co.ˆ	2,690,130

		41,340,815

Common Stocks, continued
Health Care (6.0%):
195,098	Dade Behring Holdings, Inc.	10,363,606
65,663	Gen-Probe, Inc.*ˆ	3,967,358
127,810	Techne Corp.*	7,312,010

		21,642,974

Industrials (15.2%):
197,693	C.H. Robinson Worldwide, Inc.	10,382,835
149,357	ChoicePoint, Inc.*ˆ	6,340,205
148,809	Corporate Executive Board Co.ˆ	9,659,192
182,760	Expeditors International of Washington, Inc.ˆ	7,547,988
192,035	Monster Worldwide, Inc.*	7,892,639
145,067	Pentair, Inc.ˆ	5,595,234
152,956	Stericycle, Inc.*ˆ	6,800,424

		54,218,517

Information Technology (13.3%):
35,688	Baidu.com, Inc.*ˆ	5,994,870
80,839	Equinix, Inc.*ˆ	7,394,343
135,849	Global Payments, Inc.ˆ	5,386,413
243,146	Iron Mountain, Inc.*ˆ	6,353,405
28,651	NHN Corp.*	5,223,015
114,298	Salesforce.com, Inc.*	4,898,812
67,876	SAVVIS, Inc.*ˆ	3,360,541
1,321,000	Tencent Holdings, Ltd.ˆ	5,322,860
99,191	Tessera Technologies, Inc.*ˆ	4,022,195

		47,956,454

Materials (7.2%):
67,421	Cabot Corp.ˆ	3,214,633
82,403	Chaparral Steel Co.ˆ	5,922,304
95,249	MeadWestvaco Corp.	3,364,195
320,384	Nalco Holding Co.	8,794,541
60,125	Texas Industries, Inc.ˆ	4,714,401

		26,010,074

Telecommunication Services (5.1%):
186,901	Crown Castle International Corp.*ˆ	6,778,899
141,364	NII Holdings, Inc.*ˆ	11,413,730

		18,192,629

Utilities (1.1%):
71,914	Questar Corp.	3,800,655

Total Common Stocks (Cost $289,424,715)		350,663,149

Collateral for Securities on Loan (27.5%):
98,776,921	Northern Trust Liquid Institutional Asset Portfolio	98,776,921

Total Collateral for Securities on Loan (Cost $98,776,921)		98,776,921

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
U.S. Government Agencies (3.1%):
Federal Home Loan Bank (3.1%):
$11,245,000	4.87%, 7/2/07(a)	$11,243,501

Total U.S. Government Agencies (Cost $11,243,501)		11,243,501

Deposit Account (0.0%):
110,182	NTRS London Deposit Account	110,182

Total Deposit Account (Cost $110,182)		110,182

Total Investment Securities (Cost $399,555,319)(b)—128.3%		460,793,753
Net Other Assets (Liabilities)—(28.3)%		(101,530,405)

Net Assets—100.0%		$359,263,348

Percentages indicated are based on net assets as of June 30, 2007.

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

ADR—American Depositary Receipt.

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $400,198,322. The gross unrealized appreciation(depreciation) on a tax basis is as follows:

Unrealized appreciation	$67,947,501
Unrealized depreciation	(7,352,070)

Net unrealized appreciation	$60,595,431

The following represents the concentrations by country as of June 30, 2007 based upon the total fair value of investments.

Country	Percentage
United States	79.5%
Canada	7.2%
Mexico	4.1%
Hong Kong	3.4%
Cayman Islands	2.9%
United Kingdom	1.5%
Korea	1.4%

100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Van Kampen
Mid Cap
Growth Fund

Assets
Investment securities, at cost	$399,555,319

Investment securities, at value*	$460,793,753
Foreign currency, at value (cost $331,946)	333,817
Interest and dividends receivable	89,140
Receivable for capital shares issued	1,082,972
Receivable for investments sold	26,205
Prepaid expenses	2,437

Total Assets	462,328,324

Liabilities
Payable for investments purchased	1,040,937
Payable for capital shares redeemed	2,898,713
Payable for return of collateral received	98,776,921
Manager fees payable	227,352
Administration fees payable	12,728
Distribution fees payable	74,414
Administrative and compliance services fees payable	3,204
Other accrued liabilities	30,707

Total Liabilities	103,064,976

Net Assets	$359,263,348

Net Assets Consist of:
Capital	$265,598,270
Accumulated net investment income/(loss)	1,236,685
Accumulated net realized gains/(losses) on investment transactions	31,187,941
Net unrealized appreciation/(depreciation) on investments	61,240,452

Net Assets	$359,263,348

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,742,342
Net Asset Value (offering and redemption price per share)	$15.13

*	Includes securities on loan of $96,705,458.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Van Kampen
Mid Cap
Growth Fund

Investment Income:
Interest	$265,707
Dividends	2,581,634
Income from securities lending	104,290
Foreign withholding tax	(28,112)

Total Investment Income	2,923,519

Expenses:
Manager fees	1,335,841
Administration fees	74,771
Distribution fees	412,919
Audit fees	10,663
Administrative and compliance services fees	6,195
Custodian fees	17,613
Legal fees	16,596
Trustees’ fees	7,884
Other expenses	22,310

Total expenses before reductions	1,904,792
Less expenses waived/reimbursed by the Manager	(72,287)
Less expenses paid indirectly	(37,693)

Net Expenses	1,794,812

Net Investment Income/(Loss)	1,128,707

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	11,919,751
Change in unrealized appreciation/(depreciation) on investments	24,250,005

Net Realized and Unrealized Gains/(Losses) on Investments	36,169,756

Change in Net Assets Resulting from Operations	$37,298,463

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Mid Cap Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,128,707	$107,978
Net realized gains/(losses) on investment transactions	11,919,751	19,562,545
Change in unrealized appreciation/(depreciation) on investments	24,250,005	2,365,480

Change in net assets resulting from operations	37,298,463	22,036,003

Dividends to Shareholders:
From net realized gains	—	(8,673,455)

Change in net assets resulting from dividends to shareholders	—	(8,673,455)

Capital Transactions:
Proceeds from shares issued	46,156,426	118,259,962
Proceeds from dividends reinvested	—	8,673,455
Value of shares redeemed	(29,197,687)	(64,117,497)

Change in net assets resulting from capital transactions	16,958,739	62,815,920

Change in net assets	54,257,202	76,178,468
Net Assets:
Beginning of period	305,006,146	228,827,678

End of period	$359,263,348	$305,006,146

Accumulated net investment income/(loss)	$1,236,685	$107,978

Share Transactions:
Shares issued	3,169,375	8,967,891
Dividends reinvested	—	699,474
Shares redeemed	(2,056,077)	(4,983,589)

Change in shares	1,113,298	4,683,776

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$13.48	$12.75	$10.95	$9.35	$7.28	$9.61

Investment Activities:
Net Investment Income/(Loss)	0.05	— *	(0.05)	(0.06)	(0.05)	(0.02)
Net Realized and Unrealized Gains/(Losses) on Investments	1.60	1.14	1.97	1.99	2.12	(2.31)

Total from Investment Activities	1.65	1.14	1.92	1.93	2.07	(2.33)

Dividends to Shareholders From:
Net Realized Gains	—	(0.41)	(0.12)	(0.33)	—	—

Total Dividends	—	(0.41)	(0.12)	(0.33)	—	—

Net Asset Value, End of Period	$15.13	$13.48	$12.75	$10.95	$9.35	$7.28

Total Return**(a)	12.24%	9.21%	17.54%	21.23%	28.43%	(24.25)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$359,263	$305,006	$228,828	$90,010	$52,424	$19,053
Net Investment Income/(Loss)(b)	0.68%	0.04%	(0.63)%	(0.77)%	(0.73)%	(0.50)%
Expenses Before Reductions***(b)	1.15%	1.21%	1.30%	1.32%	1.48%	2.31%
Expenses Net of Reductions(b)	1.09%	1.16%	1.24%	1.27%	1.20%	1.20%
Expenses Net of Reductions(b)(c)	1.11%	1.18%	1.30%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	23.59%	70.25%	83.78%	123.60%	229.34%	179.22%

*	Amount less than $.005.

**	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

***	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Mid Cap Growth Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Mid Cap Growth Fund	$98,776,921	$96,705,458

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.85%, the next $150 million at 0.80%, the next $250 million at 0.775% and over $500 million at 0.75%. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fees through April 30, 2008 as follows: the first $100 million at 0.80% and over $100 million at 0.75%. The annual expense limit of the Fund was 1.30%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $6,043 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $6,984 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Mid Cap Growth Fund	$107,760,381	$76,158,581

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Van Kampen Mid Cap Growth Fund	$—	$8,673,455	$8,673,455

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Mid Cap Growth Fund	$2,398,623	$17,271,900	$19,670,523	$36,696,092	$56,366,615

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

6. Subsequent Event

At a Board meeting on June 13, 2007, the Trustees approved a reorganization whereby, subject to shareholder approval, with the AZL Van Kampen Mid Cap Growth Fund will acquire the assets and liabilities of the AZL Van Kampen Aggressive Growth Fund. The reorganization is scheduled to be completed in the third quarter of 2007.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

AZLSM Van Kampen
Strategic Growth Fund
Semi-Annual Report
June 30, 2007
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Strategic Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Strategic Growth Fund	$1,000.00	$1,078.00	$6.08	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/07	6/30/07	1/1/07 - 6/30/07	1/1/07 - 6/30/07
AZL Van Kampen Strategic Growth Fund	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Strategic Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2007:

Percent of
Investments	net assets*
Auto & Transportation	1.4
Consumer Discretionary	13.0
Consumer Staples	4.3
Energy	4.6
Financials	9.1
Health Care	15.8
Information Technology	1.0
Integrated Oils	2.3
Materials & Processing	4.9
Other	2.2
Producer Durables	9.6
Technology	27.6
Utilities	2.3
Federal Home Loan Bank	0.9
Short-Term Investments	7.6

106.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Schedule of Portfolio Investments
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.1%):
Auto & Transportation (1.4%):
16,200	C.H. Robinson Worldwide, Inc.	$850,824
12,700	Johnson Controls, Inc.	1,470,279

		2,321,103

Consumer Discretionary (13.0%):
63,450	Accenture, Ltd., Class A	2,721,371
50,600	Coach, Inc.*	2,397,934
62,825	Comcast Corp., Class A*	1,766,639
31,600	J.C. Penney Co., Inc.	2,287,208
17,700	Kohl’s Corp.*	1,257,231
33,500	Liberty Media Holding Corp.—Interactive*	748,055
18,650	Marriott International, Inc.	806,426
63,250	McDonald’s Corp.	3,210,569
22,700	NIKE, Inc., Class B	1,323,183
23,750	Phillips-Van Heusen Corp.ˆ	1,438,538
8,950	Polo Ralph Lauren Corp.	878,085
20,300	Tiffany & Co.	1,077,118
48,400	Walt Disney Co.	1,652,376

		21,564,733

Consumer Staples (4.3%):
22,300	Bare Escentuals, Inc.*	761,545
18,400	Colgate-Palmolive Co.ˆ	1,193,240
56,350	CVS Caremark Corp.	2,053,958
36,850	PepsiCo, Inc.	2,389,722
23,550	Safeway, Inc.	801,407

		7,199,872

Energy (4.6%):
24,000	Cameron International Corp.*	1,715,280
25,300	Devon Energy Corp.	1,980,737
191	Dynegy, Inc., Class A*	1,803
23,250	Occidental Petroleum Corp.	1,345,710
29,500	Schlumberger, Ltd.	2,505,730

		7,549,260

Financials (9.1%):
79,100	CB Richard Ellis Group, Inc., Class A*ˆ	2,887,150

115,950	Charles Schwab Corp.	2,379,294
9,200	Goldman Sachs Group, Inc.	1,994,100
6,700	Intercontinental Exchange, Inc.*	990,595
55,600	J.P. Morgan Chase & Co.	2,693,820
30,550	Janus Capital Group, Inc.	850,512
17,150	Loews Corp.	874,307
25,300	Prudential Financial, Inc.	2,459,919

		15,129,697

Health Care (15.8%):
44,250	Abbott Laboratories	2,369,588
52,700	Baxter International, Inc.	2,969,117
Common Stocks, continued
Health Care, continued
42,150	Celgene Corp.*	2,416,460
67,500	Gilead Sciences, Inc.*	2,616,975
37,950	Hologic, Inc.*ˆ	2,099,015
37,950	Novartis AG, ADR	2,127,857
42,150	Roche Holding AG, ADR	3,738,337
84,300	Schering-Plough Corp.	2,566,092
59,000	Shire Pharmaceuticals Group plcˆ	4,373,669
29,600	Vertex Pharmaceuticals, Inc.*ˆ	845,376

		26,122,486

Information Technology (1.0%):
85,000	Oracle Corp.*	1,675,350

Integrated Oils (2.3%):
30,700	Exxon Mobil Corp.	2,575,116
21,100	Marathon Oil Corp.	1,265,156

		3,840,272

Materials & Processing (4.9%):
127,100	ABB Ltd., ADRˆ	2,872,460
23,200	Allegheny Technologies, Inc.	2,433,216
42,150	Monsanto Co.	2,846,811

		8,152,487

Other (2.2%):
19,200	3M Co.	1,666,368
33,750	Honeywell International, Inc.	1,899,450

		3,565,818

Producer Durables (9.6%):
21,100	BE Aerospace, Inc.*ˆ	871,430
14,750	Deere & Co.	1,780,915
50,600	Emerson Electric Co.	2,368,080
12,750	General Cable Corp.*ˆ	965,813
15,000	Goodrich Corp.	893,400
33,750	KLA-Tencor Corp.ˆ	1,854,563
21,100	Manitowoc Co., Inc.	1,696,018
29,500	Precision Castparts Corp.	3,580,119
33,750	Raytheon Co.	1,818,788

		15,829,126

Technology (27.6%):
42,600	Adobe Systems, Inc.*	1,710,390
94,850	America Movil, ADR	5,874,060
63,250	American Tower Corp., Class A*	2,656,500
33,750	Apple Computer, Inc.*	4,118,849
126,750	Cisco Systems, Inc.*	3,529,988
23,400	Cognizant Technology Solutions Corp.*	1,757,106
64,050	Corning, Inc.*	1,636,478
105,400	EMC Corp.*	1,907,740
8,550	Google, Inc., Class A*	4,474,898
72,150	Hewlett-Packard Co.	3,219,333

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2007
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Technology, continued
84,300	Intel Corp.	$2,002,968
12,700	International Business Machines Corp.	1,336,675
27,400	MEMC Electronic Materials, Inc.*	1,674,688
84,700	Microsoft Corp.	2,496,109
62,500	Nokia Corp., ADRˆ	1,756,875
42,150	QUALCOMM, Inc.	1,828,889
47,650	Texas Instruments, Inc.	1,793,070
16,850	Vimpel-Communications, ADRˆ	1,775,316

		45,549,932

Utilities (2.3%):
51,150	AT&T, Inc.	2,122,725
11,250	Exelon Corp.	816,750
10,800	Leap Wireless International, Inc.*ˆ	912,600

		3,852,075

Total Common Stocks (Cost $129,524,279)		162,352,211

Collateral for Securities on Loan (7.6%):
12,589,370	Northern Trust Liquid Institutional Asset Portfolio	12,589,370

Collateral for Securities on Loan, continued
Total Collateral for Securities on Loan (Cost $12,589,370)		12,589,370

U.S. Government Agencies (0.9%):
Federal Home Loan Bank (0.9%):
$1,500,000	4.87%, 7/2/07(a)	1,499,800

Total U.S. Government Agencies (Cost $1,499,800)		1,499,800

Deposit Account (0.0%):
4,280	TNT Offshore Deposit Account	4,280

Total Deposit Account (Cost $4,280)		4,280

Warrant (0.0%):
Telecommunication (0.0%):
823	Alcatel-Lucent, ADR*	140

Total Warrant (Cost $0)		140

Total Investment Securities (Cost $143,617,729)(b)—106.6%		176,445,801
Net Other Assets (Liabilities)—(6.6)%		(10,848,073)

Net Assets—100.0%		$165,597,728

Percentages indicated are based on net assets as of June 30, 2007

*	Non-income producing security.

ˆ	All or a portion of security is loaned as of June 30, 2007.

ADR—American Depositary Receipt

(a)	The rate presented represents the effective yield at June 30, 2007.

(b)	Cost for federal income tax purposes is $143,665,629. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$33,748,477
Unrealized depreciation	(968,305)

Net unrealized appreciation	$32,780,172

The following represents the concentrations by country based upon the total fair value of investment securities as of June 30, 2007.

Country	Percentage
United States	83.0%
Switzerland	5.3%
Mexico	3.6%
United Kingdom	2.7%
Bermuda	1.7%
Netherlands	1.5%
Russian Federation	1.1%
Finland	1.1%

100.0%

See accompanying notes to financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2007
(Unaudited)

AZL
Van Kampen
Strategic
Growth Fund

Assets
Investment securities, at cost	$143,617,729

Investment securities, at value *	$176,445,801
Interest and dividends receivable	82,694
Receivable for investments sold	4,164,244
Prepaid expenses	1,388

Total Assets	180,694,127

Liabilities
Payable for investments purchased	2,318,006
Payable for capital shares redeemed	20,096
Payable for return of collateral received	12,589,370
Manager fees payable	113,364
Administration fees payable	5,867
Distribution fees payable	34,300
Administrative and compliance services fees payable	1,477
Other accrued liabilities	13,919

Total Liabilities	15,096,399

Net Assets	$165,597,728

Net Assets Consist of:
Capital	$117,957,599
Accumulated net investment income/(loss)	(167,899)
Accumulated net realized gains/(losses) on investment transactions	14,979,956
Net unrealized appreciation/(depreciation) on investments	32,828,072

Net Assets	$165,597,728

Shares of beneficial interest (unlimited number of shares authorized, no par value)	16,636,130
Net Asset Value (offering and redemption price per share)	$9.95

*	Includes securities on loan of $12,329,719.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2007
(Unaudited)

AZL
Van Kampen
Strategic
Growth Fund

Investment Income:
Interest	$192,713
Dividends	611,292
Income from securities lending	7,424

Total Investment Income	811,429

Expenses:
Manager fees	704,564
Administration fees	37,597
Distribution fees	207,224
Audit fees	1,193
Administrative and compliance services fees	3,015
Custodian fees	10,891
Legal fees	10,477
Trustees’ fees	3,174
Recoupment of prior expenses reimbursed by the Manager	79,711
Other expenses	19,721

Total expenses before reductions	1,077,567
Less expenses waived/reimbursed by the Manager	(82,889)
Less expenses paid indirectly	(15,350)

Net Expenses	979,328

Net Investment Income/(Loss)	(167,899)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	7,327,200
Change in unrealized appreciation/(depreciation) on investments	5,526,823

Net Realized and Unrealized Gains/(Losses) on Investments	12,854,023

Change in Net Assets Resulting from Operations	$12,686,124

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Strategic Growth Fund
	Six Months Ended	For the Year Ended
	June 30,	December 31,
	2007	2006
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(167,899)	$(276,829)
Realized gains on short sale transactions	—	—
Net realized gains/(losses) on investment transactions	7,327,200	7,677,521
Change in unrealized appreciation/(depreciation) on investments	5,526,823	(4,492,527)

Change in net assets resulting from operations	12,686,124	2,908,165

Dividends to Shareholders:
From net realized gains	—	(638,247)

Change in net assets resulting from dividends to shareholders	—	(638,247)

Capital Transactions:
Proceeds from shares issued	2,506,858	17,835,533
Proceeds from dividends reinvested	—	638,247
Value of shares redeemed	(17,767,470)	(27,916,455)

Change in net assets resulting from capital transactions	(15,260,612)	(9,442,675)

Change in net assets	(2,574,488)	(7,172,757)
Net realized gains/(losses) on security transactions
Beginning of period	168,172,216	175,344,973

End of period	$165,597,728	$168,172,216

Accumulated net investment income/(loss)	$(167,899)	$—

Share Transactions:
Shares issued	262,536	1,947,580
Dividends reinvested	—	74,042
Shares redeemed	(1,846,450)	(3,180,650)

Change in shares	(1,583,914)	(1,159,028)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Financial Highlights
(Selected data for a share outstanding throughout the periods indicated)

	Six Months Ended
	June 30,	For the Year Ended December 31,
	2007	2006	2005	2004	2003	2002
	(Unaudited)

Net Asset Value, Beginning of Period	$9.23	$9.05	$8.44	$7.90	$6.24	$9.22

Investment Activities:
Net Investment Income/(Loss)	(0.01)	(0.02)	(0.02)	(0.01)	(0.03)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.73	0.23	0.63	0.55	1.69	(2.97)

Total from Investment Activities	0.72	0.21	0.61	0.54	1.66	(2.98)

Dividends to Shareholders From:
Net Realized Gains	—	(0.03)	—	—	—	—

Total Dividends	—	(0.03)	—	—	—	—

Net Asset Value, End of Period	$9.95	$9.23	$9.05	$8.44	$7.90	$6.24

Total Return*(a)	7.80%	2.40%	7.23%	6.84%	26.60%	(32.32)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$165,598	$168,172	$175,345	$160,835	$109,338	$36,137
Net Investment Income/(Loss)(c)	(0.20)%	(0.16)%	(0.18)%	(0.08)%	(0.58)%	(0.40)%
Expenses Before Reductions**(b)	1.30%	1.26%	1.27%	1.30%	1.38%	2.07%
Expenses Net of Reductions(b)	1.18%	1.17%	1.14%	1.17%	1.10%	1.10%
Expenses Net of Reductions(b)(c)	1.20%	1.20%	1.20%	N/A	N/A	N/A
Portfolio Turnover Rate(a)	49.82%	135.97%	105.74%	170.59%	160.26%	188.69%

*	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

**	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Expenses net of reductions excludes expenses paid indirectly.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Notes to the Financial Statements
June 30, 2007
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Strategic Growth Fund (the “Fund”). The Trust consists of 40 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM Basic Value Fund
•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Renaissance Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Developing Markets Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund (formerly AZL LMP Small Cap Growth Fund)
•	AZL Van Kampen Aggressive Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
•	AZL Van Kampen Strategic Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Board of Trustees (“Trustees”). Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

In accordance with procedures adopted by the Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, securities transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Life Advisers, LLC (the “Manager”) serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2007, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Strategic Growth Fund	$12,589,370	$12,329,719

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2007. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Board of Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund, through April 30, 2008.

For the period ended June 30, 2007, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Van Kampen Strategic Growth Fund	0.85%	1.20%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntary reduced the management fee to 0.75% through April 30, 2008.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2007, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2007	12/31/2008
AZL Van Kampen Strategic Growth Fund	$90,099	$112,352

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or “Administrator”), a wholly-owned subsidiary of The BISYS Group, Inc. (which was acquired by and became a wholly owned subsidiary of Citigroup Inc. effective August 1, 2007), with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide annual base fee of $1,250,000 and an additional Trust-wide asset-based fee which is based upon the following schedule: 0.00% of daily average net assets from $0 to $550 million, 0.06% of daily average net assets from $550 million to $2 billion, 0.045% of daily average net assets from $2 billion to $3 billion, 0.03% of daily average net assets from $3 billion to $5 billion, and 0.01% of daily average net assets over $5 billion. The overall Trust-wide fees, computed and paid monthly, are subject to a minimum annual fee based on $50,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and an annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” BISYS Fund Services Limited Partnership serves as the distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $22,500, paid by the Manager from its profits and not by the Trust. The distribution agreement between the Trust and BISYS Fund Services Limited Partnership terminated effective August 1, 2007 in connection with the acquisition of The BISYS Group Inc. by Citigroup Inc. The Manager plans to recommend that the Board of Trustees approve a distribution agreement with Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, at its regular quarterly meeting on August 28, 2007. Assuming approval, ALFS will receive 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2007, $3,193 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $20,000 annual Board retainer and a $4,000 meeting fee for each regular in-person Board meeting and a $2,000 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
Notes to the Financial Statements, continued
June 30, 2007
(Unaudited)

management of each Trust. During the period ended June 30, 2007, actual Trustee compensation was $257,500 in total for both Trusts.

For the period ended June 30, 2007, the Fund paid approximately $16,090 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Security Purchases and Sales

For the period ended June 30, 2007, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Strategic Growth Fund	$79,330,727	$90,408,253

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

As required, effective June 29, 2007, the Fund adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund’s net assets or results of operations.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2006 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Van Kampen Strategic Growth Fund	$—	$638,247	$638,247

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2006, the components of accumulated earnings on a tax basis was as follows:

	Undistributed			Total
	Long Term	Accumulated	Unrealized	Accumulated
	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Strategic Growth Fund	$7,657,588	$7,657,588	$27,296,417	$34,954,005

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year ending December 31, 2007.

6. Subsequent Event

At a Board meeting on June 13, 2007, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Dreyfus Founders Equity Growth Fund will acquire the assets and liabilities of the AZL Van Kampen Strategic Growth Fund. The reorganization is scheduled to be completed in the third quarter of 2007.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Strategic Growth Fund
June 30, 2007
(Unaudited)

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

14

Effective August 28, 2007, the Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.
SANNRPT 0607   8/07

Item 2. Code of Ethics.
Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets Treasurer

Date	September 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti Jeffrey Kletti President

Date	September 5, 2007

By (Signature and Title)*	/s/ Troy A. Sheets Troy A. Sheets Treasurer

Date	September 5, 2007

* Print the name and title of each signing officer under his or her signature.